UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22019
                                                    -----------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                        Date of fiscal year end: July 31
                                                ---------

                    Date of reporting period: July 31, 2017
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND



Annual Report                                                      July 31, 2017

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AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)


                                  AlphaDEX(R)
                                 FAMILY OF ETFs


AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.

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TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 ANNUAL REPORT
                                 JULY 31, 2017

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)..............  4
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG)....................  6
      First Trust Energy AlphaDEX(R) Fund (FXN)..............................  8
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 10
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 12
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 14
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 16
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 18
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD).............. 25
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG).................... 28
      First Trust Energy AlphaDEX(R) Fund (FXN).............................. 30
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 32
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 36
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 38
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 40
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 42
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 45
Statements of Assets and Liabilities......................................... 48
Statements of Operations..................................................... 50
Statements of Changes in Net Assets.......................................... 52
Financial Highlights......................................................... 56
Notes to Financial Statements................................................ 61
Report of Independent Registered Public Accounting Firm...................... 70
Additional Information....................................................... 71
Board of Trustees and Officers............................................... 77
Privacy Policy............................................................... 79

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2017

Dear Shareholders:

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the annual report which contains detailed information about your investment for the 12 months ended July 31, 2017, including a market overview and a performance analysis for the period. We encourage you to read it carefully and discuss it with your financial advisor.

The past year has seen the election of Donald Trump as the 45th President of the U.S. and the continued U.S. bull market. In the first seven months of 2017, the S&P 500(R) Index closed its trading sessions at all-time highs 29 times. The NASDAQ Composite Index, as of July 31, 2017, closed its trading sessions at all-time highs 44 times this year.

The current bull market (measuring from March 9, 2009 through July 31, 2017) is the second longest in history. While we are optimistic about the U.S. economy, we are also well aware that no one can predict the future or know how markets will perform in different economic environments. This is why we advocate maintaining a long-term perspective, as we have done since our inception over 25 years ago. We also believe it is a good practice to speak with your financial advisor and make sure your financial plan is still on track with your investment goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan through the First Trust Exchange-Traded AlphaDEX(R) Fund. We value our relationship with you and will continue to focus on bringing the types of investments that we believe can help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 ANNUAL REPORT
                                 JULY 31, 2017

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

Investors still have some good reasons to be optimistic about the markets. Interest rates and inflation remain low by historical measures. Brian Wesbury, Chief Economist at First Trust Advisors L.P., often notes that the Federal Reserve's ("Fed") current approach to interest rate hikes has not made monetary policy tighter, just less loose. The Fed has only increased the federal funds target rate (upper bound) by one percentage point, from 0.25% to 1.25%, since December 2015. The average target rate for the 30-year period ended July 31, 2017 was 3.45%, according to Bloomberg. Job growth has been one of the silver linings in the current economic recovery. Nonfarm payrolls averaged 180,000 per month for the 12-month period ended July 31, 2017, according to data from the Bureau of Labor Statistics. The U.S. has registered 82 months of positive job growth through July 2017. The 82-month average was 198,000.

The last half of 2016 was dominated by the election process, in our opinion. There seemed to be a lot of optimism about what President Donald J. Trump might be able to do to boost the U.S. economy after he won the election in November. While the stock and bond markets have performed well so far in 2017, we have not seen much in the way of legislative achievements. Now that we have moved into the second-half of 2017, one of the more interesting questions looming, in our opinion, is the following: Will any of the major fiscal/economic policies that President Trump campaigned on become legislation by year-end? The effort to repeal and replace the Affordable Care Act ("Obamacare") was unsuccessful. Tax reform is likely up next for the Trump administration and Congress. House Speaker Paul Ryan wants to pass a "tax overhaul" by the end of this year, according to CNBC. Ryan believes that the U.S. cannot achieve a 3% GDP growth rate without tax reform.

The International Monetary Fund ("IMF") updates its forecasts for global economic growth throughout the year. In its latest report (July 2017), the IMF set its year-over-year global growth rate estimates for 2017 and 2018 at 3.5% and 3.6%, respectively, up from 3.2% in 2016, according to its own release. Its 2017 and 2018 estimates for U.S. growth project 2.1% growth for both years, up from 1.6% in 2016. The U.S. growth rate estimates could be adjusted higher if Congress enacts individual and corporate tax reform legislation, in our opinion. While not robust growth, these growth projections suggest that we are not heading for a recession anytime soon.

ETFGI, an industry research group, reported that total assets invested in the U.S. exchange-traded funds ("ETFs") and other exchange-traded products ("ETPs") industry stood at a record high $3.06 trillion at the end of July 2017, according to its own release. July marked the 17th consecutive month of positive net inflows. Year-to-date through July, equity ETFs/ETPs reported net inflows totaling $194.68 billion, well above the $30.27 billion of net inflows at the same point a year ago.

SECTOR INVESTING

For the 12-month period ended July 31, 2017, nine of the 11 major sector indices that comprise the S&P 500(R) Index generated positive total returns, according to Bloomberg. The S&P 500(R) Index posted a total return of 16.04% over the period. Three of the 11 sector indices outperformed the S&P 500(R) Index. The three sectors were Financials, up 32.99%, Information Technology, up 29.48%, and Industrials, up 18.31%, according to Bloomberg. As of July 31, 2017, Information Technology and Financials were the most heavily weighted sectors in the S&P 500(R) Index at 22.8% and 14.5%, respectively, according to S&P Dow Jones Indices. The three sector indices with the poorest showing in the period were Telecommunication Services, down 7.03%, Real Estate, down 2.60%, and Energy, up 0.19%.

The consensus estimated earnings growth rates for 2017 for the S&P 500(R), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices are 12.49%, 17.83% and 18.01%, respectively, as of July 31, 2017, according to Bloomberg. The consensus estimated earnings growth rates for 2018 for the S&P 500(R), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices are 11.44%, 13.64% and 18.84%, respectively.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by NYSE Group, Inc. or its affiliates ("NYSE") to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Consumer Discretionary Index using the Russell Global Sectors (the "RGS") sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/17    7/31/17    7/31/17     to 7/31/17    7/31/17    7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                               5.10%     13.83%       7.95%        7.14%       91.10%    114.98%      102.40%
Market Price                      5.13%     13.85%       7.95%        7.13%       91.28%    114.85%      102.39%

INDEX PERFORMANCE
StrataQuant(R) Consumer
   Discretionary Index            5.78%     14.61%       8.73%        7.92%       97.76%    130.94%      117.99%
Russell 1000(R) Index            15.95%     14.85%       7.84%        7.31%       99.80%    112.68%      105.75%
S&P 500(R) Consumer
   Discretionary Index           13.90%     17.92%      11.34%       10.42%      127.99%    192.70%      175.65%
Russell 1000(R) Consumer
   Discretionary Index(1)        13.82%     17.01%       N/A          N/A        119.33%      N/A          N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXD's one-year net asset value ("NAV") return of 5.10% underperformed the benchmark S&P 500(R) Consumer Discretionary Index's return of 13.90% by 8.80%. Although the Technology Hardware & Equipment industry (represented solely by Fitbit, Inc.) had the worst return over the period at -58.2%, it was the Retailing industry which had the worst contribution at -1.9%, stemming from its large 34.1% average allocation and -5.6% return. The Diversified Consumer Services industry, with securities such as H&R Block and ServiceMaster Global Holdings, Inc., was the Fund's top contributing industry with a 4.6% contribution, stemming from its 14.5% allocation and high 32.9% return. On a relative basis, the Fund underperformed the benchmark. The majority of the relative underperformance is attributable to the Retailing industry, where the Fund had a -17.5% lower return causing -5.8% of relative drag. The Fund saw 1.2% of the relative underperformance reversed due to the Fund's 8.6% better return amongst the Diversified Consumer Services industry.


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       94.90%
Industrials                                   2.42
Information Technology                        1.48
Consumer Staples                              1.20
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Liberty Ventures, Series A                    1.68%
NVR, Inc.                                     1.57
Live Nation Entertainment, Inc.               1.55
Kohl's Corp.                                  1.55
Urban Outfitters, Inc.                        1.53
Expedia, Inc.                                 1.52
Lear Corp.                                    1.51
Delphi Automotive PLC                         1.49
General Motors Co.                            1.49
TEGNA, Inc.                                   1.49
                                            -------
  Total                                      15.38%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell 1000(R) Consumer Discretionary and Services Index to the Russell 1000(R) Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Discretionary Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Consumer Discretionary AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Discretionary Index in connection with the trading of the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)


                                 Performance of a $10,000 Initial Investment
                                        July 31, 2007 - July 31, 2017

                 First Trust
            Consumer Discretionary      StrataQuant(R) Consumer      Russell 1000(R)      S&P 500(R) Consumer
               AlphaDEX(R) Fund           Discretionary Index             Index           Discretionary Index
7/31/07            $10,000                      $10,000                  $10,000                $10,000
1/31/08              8,812                        8,845                    9,573                  8,840
7/31/08              7,576                        7,621                    8,938                  7,809
1/31/09              4,618                        4,668                    6,110                  6,030
7/31/09              6,885                        6,993                    7,135                  7,079
1/31/10              7,889                        8,043                    7,868                  8,173
7/31/10              8,612                        8,813                    8,170                  8,929
1/31/11             10,604                       10,892                    9,703                 10,672
7/31/11             11,604                       11,973                    9,860                 11,474
1/31/12             11,364                       11,780                   10,086                 12,075
7/31/12             11,249                       11,679                   10,645                 12,838
1/31/13             13,444                       14,014                   11,804                 14,932
7/31/13             15,993                       16,729                   13,436                 17,807
1/31/14             16,929                       17,778                   14,428                 19,017
7/31/14             17,971                       18,937                   15,729                 20,067
1/31/15             19,371                       20,481                   16,413                 21,492
7/31/15             20,944                       22,222                   17,497                 24,819
1/31/16             18,209                       19,377                   16,116                 23,163
7/31/16             20,456                       21,832                   18,343                 25,695
1/31/17             20,462                       21,911                   19,470                 26,980
7/31/17             21,497                       23,094                   21,269                 29,268


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         178              0               0             0
8/1/13 - 7/31/14         213              0               0             0
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 7/31/16         146              0               0             0
8/1/16 - 7/31/17         102              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          72              0               0             0
8/1/13 - 7/31/14          39              0               0             0
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 7/31/16         105              0               0             0
8/1/16 - 7/31/17         150              0               0             0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Consumer Staples Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/17    7/31/17    7/31/17     to 7/31/17    7/31/17    7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                              -3.31%     16.58%      10.87%       10.12%      115.30%    180.64%      168.15%
Market Price                     -3.31%     16.61%      10.87%       10.12%      115.57%    180.63%      168.14%

INDEX PERFORMANCE
StrataQuant(R) Consumer
   Staples Index                 -2.68%     17.37%      11.69%       10.94%      122.69%    202.14%      189.26%
Russell 1000(R) Index            15.95%     14.85%       7.84%        7.31%       99.80%    112.68%      105.75%
S&P 500(R) Consumer
   Staples Index                  4.39%     12.12%      10.77%       10.24%       77.16%    178.18%      171.14%
Russell 1000(R) Consumer
   Staples Index(1)               3.66%     12.90%       N/A          N/A         83.41%      N/A          N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXG's one-year NAV return of -3.31% underperformed the benchmark S&P 500(R) Consumer Staples Index's return of 4.39% by 7.70%. Over the period, the Food Products industry was the heaviest weighted industry at 47.6% and the worst contributing industry at -1.9%, stemming from its -3.2% return. The Personal Products industry was the top performing industry at 8.3%. Nu Skin Enterprises, Inc. within the Personal Products industry had a particularly good return of 21.4%. The Beverages industry was the worst performing industry with a -6.6% return. Dr Pepper Snapple Group, Inc. was the worst performer within the Beverages industry at -13.2%. On a relative basis, the Fund underperformed the benchmark. The primary cause of the relative underperformance can be attributed to the Fund having a 31.6% greater allocation to the negative returning Food Products industry, creating -1.9% of relative drag. No industry created positive relative performance over the period. The least impacting industry was the Personal Products industry with a -0.6% relative contribution.


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Staples                            100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Pilgrim's Pride Corp.                         5.29%
Bunge Ltd.                                    5.02
Molson Coors Brewing Co., Class B             4.92
Archer-Daniels-Midland Co.                    4.87
Tyson Foods, Inc., Class A                    4.83
Nu Skin Enterprises, Inc., Class A            4.82
Whole Foods Market, Inc.                      4.74
Kroger (The) Co.                              3.52
Ingredion, Inc.                               3.46
US Foods Holding Corp.                        3.46
                                            -------
  Total                                      44.93%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Staples Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Consumer Staples AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          JULY 31, 2007 - JULY 31, 2017

            First Trust Consumer Staples          StrataQuant(R)          Russell 1000(R)      S&P 500(R) Consumer
                  AlphaDEX(R) Fund            Consumer Staples Index           Index              Staples Index
7/31/07               $10,000                        $10,000                  $10,000                $10,000
1/31/08                 9,332                          9,370                    9,573                 10,552
7/31/08                 9,514                          9,588                    8,938                 10,656
1/31/09                 7,474                          7,546                    5,837                  8,622
7/31/09                 8,835                          8,959                    7,135                  9,835
1/31/10                 9,558                          9,725                    7,868                 10,697
7/31/10                10,246                         10,463                    8,170                 11,147
1/31/11                11,469                         11,765                    9,703                 12,147
7/31/11                13,443                         13,840                    9,860                 13,122
1/31/12                12,988                         13,425                   10,086                 13,855
7/31/12                13,035                         13,567                   10,645                 15,702
1/31/13                15,184                         15,861                   11,804                 16,490
7/31/13                18,756                         19,681                   13,436                 18,673
1/31/14                19,437                         20,468                   14,428                 18,644
7/31/14                21,596                         22,830                   15,729                 20,003
1/31/15                24,430                         25,887                   16,413                 22,541
7/31/15                26,584                         28,261                   17,497                 23,862
1/31/16                25,460                         27,136                   16,116                 24,454
7/31/16                29,029                         31,044                   18,343                 26,647
1/31/17                27,174                         29,153                   19,470                 26,026
7/31/17                28,068                         30,211                   21,269                 27,820


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         155              0               0             0
8/1/13 - 7/31/14         213              0               0             0
8/1/14 - 7/31/15         204              0               0             0
8/1/15 - 7/31/16         164              0               0             0
8/1/16 - 7/31/17         118              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          95              0               0             0
8/1/13 - 7/31/14          39              0               0             0
8/1/14 - 7/31/15          48              0               0             0
8/1/15 - 7/31/16          87              0               0             0
8/1/16 - 7/31/17         134              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Energy Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                             AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/17    7/31/17    7/31/17     to 7/31/17    7/31/17    7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                              -4.99%     -4.63%      -3.21%       -2.80%      -21.08%    -27.87%      -25.20%
Market Price                     -4.99%     -4.61%      -3.22%       -2.80%      -21.04%    -27.91%      -25.20%

INDEX PERFORMANCE
StrataQuant(R) Energy Index      -4.26%     -4.14%      -2.63%       -2.20%      -19.07%    -23.36%      -20.40%
Russell 1000(R) Index            15.95%     14.85%       7.84%        7.31%       99.80%    112.68%      105.75%
S&P 500(R) Energy Index           0.19%      1.31%       1.46%        2.14%        6.73%     15.54%       24.13%
Russell 1000(R) Energy Index(1)  -0.46%      0.57%       N/A          N/A          2.89%      N/A          N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXN's one-year NAV return of -4.99% underperformed the benchmark S&P 500(R) Energy Index's return of 0.19% by 5.18%. The Energy Equipment & Services industry was the lead contributor to the Fund's negative return over the period. With an average 23.8% allocation and -23.3% return, the Energy Equipment & Services industry contributed -5.9% to the Fund's return. Securities such as Diamond Offshore Drilling, Inc. and Noble Corp. PLC were the worst performers within the Energy Equipment & Services industry with -53.6% and -52.3% returns, respectively. The Oil, Gas & Consumable Fuels industry, which was given an average 71.4% allocation, had a 2.5% return and contributed 2.3% to the Fund's return. Securities such as Marathon Petroleum Corp. and Valero Energy Corp. were the top performers within the Oil, Gas & Consumable Fuels industry with 47.9% and 37.3% returns, respectively. On a relative basis, the Fund underperformed the benchmark. The primary cause of the relative underperformance is attributable to the Fund's poorer performance amongst the Energy Equipment & Services industry, where the Fund underperformed the benchmark by -16.9% creating -4.7% of relative drag. The Oil, Gas & Consumable Fuels industry created 0.9% of relative outperformance.


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Energy                                       99.19%
Information Technology                        0.81
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Andeavor                                      3.86%
SM Energy Co.                                 3.82
Transocean Ltd.                               3.82
Rice Energy, Inc.                             3.81
Chevron Corp.                                 3.80
Murphy Oil Corp.                              3.76
PBF Energy, Inc., Class A                     3.71
Valero Energy Corp.                           3.71
Oceaneering International, Inc.               3.26
Energen Corp.                                 3.13
                                            -------
  Total                                      36.68%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Energy Index because this index did not exist until on or about September 18, 2008.

The StrataQuant(R) Energy Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Energy AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)

                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JULY 31, 2007 - JULY 31, 2017

            First Trust Energy      StrataQuant(R)      Russell 1000(R)       S&P 500(R)
             AlphaDEX(R) Fund        Energy Index            Index           Energy Index
7/31/07          $10,000               $10,000              $10,000            $10,000
1/31/08           10,216                10,242                9,573             10,138
7/31/08           11,562                11,630                8,938             10,663
1/31/09            4,658                 4,683                6,251              6,825
7/31/09            6,620                 6,706                7,135              7,575
1/31/10            7,719                 7,849                7,868              8,058
7/31/10            7,830                 7,992                8,170              8,006
1/31/11           11,014                11,283                9,703             10,908
7/31/11           11,642                11,974                9,860             11,401
1/31/12            9,749                10,064               10,086             10,804
7/31/12            9,139                 9,471               10,645             10,829
1/31/13           10,876                11,317               11,804             11,984
7/31/13           11,297                11,788               13,436             12,844
1/31/14           11,957                12,521               14,428             13,050
7/31/14           14,154                14,869               15,729             15,212
1/31/15           10,183                10,711               16,413             12,225
7/31/15            8,692                 9,152               17,497             11,304
1/31/16            6,701                 7,056               16,116              9,824
7/31/16            7,590                 8,007               18,343             11,535
1/31/17            8,409                 8,905               19,470             12,438
7/31/17            7,212                 7,665               21,269             11,556


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         178              0               0             0
8/1/13 - 7/31/14         223              0               0             0
8/1/14 - 7/31/15         161              1               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 7/31/17         141              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          72              0               0             0
8/1/13 - 7/31/14          29              0               0             0
8/1/14 - 7/31/15          90              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 7/31/17         111              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Financials Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/17    7/31/17    7/31/17     to 7/31/17    7/31/17    7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                              24.00%     17.07%      6.86%        5.55%       119.92%     94.10%       73.82%
Market Price                     24.00%     17.07%      6.84%        5.55%       119.92%     93.87%       73.81%

INDEX PERFORMANCE
StrataQuant(R) Financials Index  24.79%     17.90%      7.73%        6.43%       127.83%    110.59%       89.24%
Russell 1000(R) Index            15.95%     14.85%      7.84%        7.31%       99.80%     112.68%      105.75%
S&P 500(R) Financials Index      32.99%     18.36%      1.38%        0.18%       132.29%     14.66%        1.85%
Russell 1000(R) Financial
   Services Index(1)             25.58%     17.36%       N/A          N/A        122.60%      N/A          N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXO's one-year NAV return of 24.00% underperformed the benchmark S&P 500(R) Financials Index's return of 32.99% by 8.99%. Only one financial industry had a negative impact to the Fund's performance over the period, which was the Real Estate Investment Trust industry with a -0.8% contribution. Securities such as Macerich (The) Co. and Kimco Realty Corp. were the worst performers within the Real Estate Investment Trust industry with -33.5% and -32.7% returns, respectively. The top contributing industry was the Banks industry. The Banks industry had an average 18.5% allocation and a 43.3% return, leading to an 8.9% contribution to the Fund's return. Securities such as SVB Financial Group and East West Bancorp, Inc. were the top performers within the Banks industry with 82.62% and 72.2% returns, respectively. On a relative basis, the Fund underperformed the benchmark. The Fund's holdings within the Real Estate Investment Trust industry were the primary cause of the relative underperformance as the Fund lagged the benchmarks return by -5.3% which created -4.8% of relative drag. The Fund's holdings amongst the Diversified Financial Services industry reversed 1.3% of underperformance due to the Fund's relative outperformance of 10.1%.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   69.16%
Real Estate                                  18.56
Information Technology                       11.14
Industrials                                   1.14
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Square, Inc., Class A                         1.02%
T. Rowe Price Group, Inc.                     1.01
New Residential Investment Corp.              0.99
PayPal Holdings, Inc.                         0.99
FNF Group                                     0.99
OneMain Holdings, Inc.                        0.98
Ally Financial, Inc.                          0.98
First American Financial Corp.                0.98
Assured Guaranty Ltd.                         0.98
Progressive (The) Corp.                       0.97
                                            -------
  Total                                       9.89%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financial Services Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Financials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Financials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)

                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   JULY 31, 2007 - JULY 31, 2017

            First Trust Financials       StrataQuant(R)       Russell 1000(R)         S&P 500(R)
               AlphaDEX(R) Fund         Financials Index           Index           Financials Index
7/31/07            $10,000                  $10,000               $10,000              $10,000
1/31/08              8,865                    8,922                 9,573                8,865
7/31/08              7,105                    7,178                 8,938                6,698
1/31/09              4,364                    4,425                 5,837                3,877
7/31/09              6,044                    6,177                 7,135                4,180
1/31/10              7,180                    7,365                 7,868                4,594
7/31/10              7,656                    7,886                 8,170                4,788
1/31/11              8,819                    9,124                 9,703                5,373
7/31/11              8,440                    8,767                 9,860                4,882
1/31/12              8,510                    8,879                10,086                4,685
7/31/12              8,826                    9,244                10,645                4,936
1/31/13             10,460                   11,002                11,804                5,915
7/31/13             12,307                   12,993                13,436                7,030
1/31/14             13,005                   13,782                14,428                7,297
7/31/14             13,655                   14,523                15,729                7,832
1/31/15             14,238                   15,197                16,413                8,120
7/31/15             15,619                   16,730                17,497                8,960
1/31/16             13,776                   14,796                16,116                7,829
7/31/16             15,654                   16,877                18,343                8,622
1/31/17             17,857                   19,317                19,470               10,571
7/31/17             19,410                   21,061                21,269               11,466


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         189              0               0             0
8/1/13 - 7/31/14         219              0               0             0
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 7/31/17         152              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          61              0               0             0
8/1/13 - 7/31/14          33              0               0             0
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 7/31/17         100              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Health Care Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/17    7/31/17    7/31/17     to 7/31/17    7/31/17    7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                               8.72%     17.50%      13.21%       12.60%      123.94%    245.83%       36.84%
Market Price                      8.74%     17.51%      13.20%       12.61%      124.05%    245.52%       36.89%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index  9.39%     18.28%      14.02%       13.42%      131.53%    271.53%      262.78%
Russell 1000(R) Index            15.95%     14.85%       7.84%        7.31%       99.80%    112.68%      105.75%
S&P 500(R) Health Care Index      8.00%     17.79%      11.15%       10.01%      126.76%    187.80%      165.41%
Russell 1000(R) Health Care
   Index(1)                       8.43%     18.19%       N/A          N/A        130.63%      N/A          N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXH's one-year NAV return of 8.72% outperformed the benchmark S&P 500(R) Health Care Index's return of 8.00% by 0.72%. The Health Care Equipment & Supplies industry was the top contributor to the Fund's return over the period with a 5.2% contribution, resulting from its 29.1% average allocation and 20.8% return. Securities such as Align Technology, Inc. and IDEXX Laboratories, Inc. were the top performers within the Health Care Equipment & Supplies industry with 90.1% and 64.9% returns, respectively. The Pharmaceuticals industry was the worst contributor to the Fund's return over the period with a -2.5% contribution, resulting from its 8.6% average allocation and -18.2% return. Securities such as Endo International PLC and Mallinckrodt PLC were the worst performers within the Pharmaceuticals industry with -36.9% and -33.9% returns, respectively. On a relative basis, the Fund outperformed the benchmark. The Fund's holdings amongst the Health Care Equipment & Supplies industry were the primary cause of the relative outperformance as the Fund had a 9.9% higher return than the benchmark. Relative outperformance was reversed by 1.9% due to the Fund underperforming the benchmark in the Health Care Providers & Services industry by 9.6%.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                 100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Vertex Pharmaceuticals, Inc.                  2.61%
Align Technology, Inc.                        2.47
Exelixis, Inc.                                2.44
Gilead Sciences, Inc.                         2.39
Veeva Systems, Inc., Class A                  2.31
Alnylam Pharmaceuticals, Inc.                 2.30
UnitedHealth Group, Inc.                      2.30
Mallinckrodt PLC                              2.27
DaVita, Inc.                                  2.22
Centene Corp.                                 2.21
                                            -------
  Total                                      23.52%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Health Care Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Health Care AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)

                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    JULY 31, 2007 - JULY 31, 2017

            First Trust Health Care       StrataQuant(R)        Russell 1000(R)         S&P 500(R)
            AlphaDEX(R) Fund (FXH)       Health Care Index           Index           Health Care Index
7/31/07             $10,000                   $10,000               $10,000               $10,000
1/31/08               9,902                     9,937                 9,573                10,051
7/31/08               9,718                     9,804                 8,938                 9,694
1/31/09               7,526                     7,623                 5,837                 8,345
7/31/09               9,066                     9,219                 7,135                 8,647
1/31/10              11,037                    11,259                 7,868                 9,805
7/31/10              11,068                    11,335                 8,170                 9,020
1/31/11              13,543                    13,930                 9,703                10,091
7/31/11              14,684                    15,163                 9,860                10,997
1/31/12              14,725                    15,269                10,086                11,670
7/31/12              15,444                    16,046                10,645                12,694
1/31/13              18,344                    19,133                11,804                14,341
7/31/13              22,006                    23,048                13,436                17,217
1/31/14              25,841                    27,158                14,428                19,054
7/31/14              27,459                    28,942                15,729                20,906
1/31/15              31,624                    33,439                16,413                23,948
7/31/15              35,986                    38,195                17,497                26,645
1/31/16              27,712                    29,494                16,116                23,367
7/31/16              31,811                    33,962                18,343                26,648
1/31/17              30,768                    32,940                19,470                25,159
7/31/17              34,586                    37,153                21,269                28,781


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         187              0               0             0
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 7/31/15         220              0               0             0
8/1/15 - 7/31/16         136              0               0             0
8/1/16 - 7/31/17         146              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          63              0               0             0
8/1/13 - 7/31/14          35              0               0             0
8/1/14 - 7/31/15          32              0               0             0
8/1/15 - 7/31/16         115              0               0             0
8/1/16 - 7/31/17         106              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Industrials Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/17    7/31/17    7/31/17     to 7/31/17    7/31/17    7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                              22.81%     15.81%      7.32%        6.54%       108.35%    102.66%       91.21%
Market Price                     22.81%     15.81%      7.29%        6.54%       108.35%    102.13%       91.22%

INDEX PERFORMANCE
StrataQuant(R) Industrials
   Index                         23.90%     16.65%      8.11%        7.34%       116.02%    118.16%      106.32%
Russell 1000(R) Index            15.95%     14.85%      7.84%        7.31%        99.80%    112.68%      105.75%
S&P 500(R) Industrials Index     18.31%     15.98%      7.54%        7.78%       109.85%    106.94%      115.22%
Russell 1000(R) Producer
   Durables Index(1)             19.84%     16.56%       N/A          N/A        115.18%      N/A          N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXR's one-year NAV return of 22.81% outperformed the benchmark S&P 500(R) Industrials Index's return of 18.31% by 4.50%. The majority of the Fund's return was created by the Machinery industry where the Fund allocated 21.1% and had a 30.7% return, leading to a 6.4% contribution. Securities such as Deere & Co. and Toro (The) Co. were the top performers within the Machinery industry with 69.9% and 58.5% returns, respectively. Industrial Conglomerates were the worst contributing securities over the period with a 0.1% contribution to the Fund's return. Securities such as Carlisle Cos., Inc. and 3M Co. were the worst performers within the Industrial Conglomerates industry with -3.8% and -2.7% returns, respectively. On a relative basis, the Fund outperformed the benchmark. The primary cause of the Fund's relative outperformance is attributable to the Fund's holdings within the Industrial Conglomerates industry where the Fund allocated 22.9% less to the poor performing industry creating 4.6% of relative outperformance. Relative outperformance was reversed by 1.7% due to the Fund under allocating the benchmark within the well performing Aerospace & Defense industry by 7.8%.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  85.71%
Information Technology                        9.53
Health Care                                   3.20
Materials                                     1.56
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Copa Holdings S.A., Class A                   1.99%
Air Lease Corp.                               1.96
Textron, Inc.                                 1.93
Quanta Services, Inc.                         1.90
Regal Beloit Corp.                            1.89
Ryder System, Inc.                            1.87
Eaton Corp. PLC                               1.86
American Airlines Group, Inc.                 1.86
Boeing (The) Co.                              1.82
Trinity Industries, Inc.                      1.81
                                            -------
  Total                                      18.89%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Producer Durables Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Industrials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Industrials/Producer Durables AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)

                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     JULY 31, 2007 - JULY 31, 2017

            First Trust Industrials/
               Producer Durables           StrataQuant(R)        Russell 1000(R)         S&P 500(R)
                AlphaDEX(R) Fund          Industrials Index           Index           Industrials Index
7/31/07             $10,000                    $10,000               $10,000               $10,000
1/31/08               9,295                      9,327                 9,573                 9,553
7/31/08               9,318                      9,383                 8,938                 8,787
1/31/09               5,265                      5,319                 5,837                 5,706
7/31/09               6,445                      6,537                 7,135                 6,175
1/31/10               7,667                      7,808                 7,868                 7,177
7/31/10               8,324                      8,510                 8,170                 7,945
1/31/11              10,254                     10,525                 9,703                 9,598
7/31/11               9,797                     10,089                 9,860                 9,248
1/31/12              10,121                     10,473                10,086                 9,786
7/31/12               9,726                     10,100                10,645                 9,862
1/31/13              11,611                     12,103                11,804                11,148
7/31/13              13,414                     14,032                13,436                12,690
1/31/14              15,472                     16,250                14,428                14,180
7/31/14              16,424                     17,315                15,729                14,812
1/31/15              16,480                     17,432                16,413                15,711
7/31/15              16,638                     17,640                17,497                15,836
1/31/16              13,809                     14,682                16,116                14,979
7/31/16              16,499                     17,608                18,343                17,492
1/31/17              19,285                     20,696                19,470                19,154
7/31/17              20,262                     21,818                21,269                20,694


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         177              0               0             0
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 7/31/15         167              0               0             0
8/1/15 - 7/31/16         153              0               0             0
8/1/16 - 7/31/17         172              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          73              0               0             0
8/1/13 - 7/31/14          35              0               0             0
8/1/14 - 7/31/15          85              0               0             0
8/1/15 - 7/31/16          98              0               0             0
8/1/16 - 7/31/17          80              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Materials Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/17    7/31/17    7/31/17     to 7/31/17    7/31/17    7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                              14.01%     12.81%      8.21%        8.11%       82.66%     120.23%      122.10%
Market Price                     13.98%     12.82%      8.21%        8.11%       82.77%     120.17%      122.04%

INDEX PERFORMANCE
StrataQuant(R) Materials Index   14.79%     13.60%      9.02%        8.92%       89.23%     137.20%      139.66%
Russell 1000(R) Index            15.95%     14.85%      7.84%        7.31%       99.80%     112.68%      105.75%
S&P 500(R) Materials Index       14.58%     11.70%      5.76%        5.58%       73.90%      75.03%       74.26%
Russell 1000(R) Materials and
   Processing Index(1)           15.11%     12.53%       N/A          N/A        80.42%       N/A          N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXZ's one-year NAV return of 14.01% underperformed the benchmark S&P 500(R) Materials Index's return of 14.58% by 0.57%. The Fund's holdings amongst the Chemicals industry were the top contributors to the Fund's return over the period. The Chemicals industry contributed 10.3% to the Fund's return stemming from its 36.9% allocation and high 28.9% return. Securities such as Huntsman Corp. and FMC Corp. were the top performers within the Chemicals industry with 74.9% and 64.5% returns, respectively. The Fund's holdings amongst the Metals & Mining industry were the Fund's worst contributors over the period with a -1.1% contribution, resulting from the industry's 14.8% allocation and -4.3% return. Securities such as Tahoe Resources, Inc. and Freeport-McMoRan, Inc. were the worst performers within the Metals & Mining industry with -32.4% and -18.4% returns, respectively. On a relative basis, the Fund underperformed the benchmark. The primary cause of the relative underperformance is attributable to the Fund's 5.5% greater allocation and -4.5% underperformance in the Metals & Mining industry, relative to the benchmark. The Fund's holdings within the Chemicals industry reversed 3.2% of relative underperformance as the Fund outperformed the benchmark by 11.5%.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Materials                                    82.45%
Industrials                                  17.55
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Platform Specialty Products Corp.             3.68%
Westlake Chemical Corp.                       3.54
Cabot Corp.                                   3.39
Domtar Corp.                                  3.38
Owens Corning                                 3.34
Owens-Illinois, Inc.                          3.33
Reliance Steel & Aluminum Co.                 3.31
Berry Global Group, Inc.                      3.27
Packaging Corp. of America                    3.27
Alcoa Corp.                                   2.97
                                            -------
  Total                                      33.48%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Materials and Processing Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Materials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Materials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)

                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  JULY 31, 2007 - JULY 31, 2017

            First Trust Materials      StrataQuant(R)       Russell 1000(R)        S&P 500(R)
              AlphaDEX(R) Fund         Materials Index           Index           Materials Index
7/31/07            $10,000                 $10,000              $10,000              $10,000
1/31/08             10,223                  10,255                9,573               10,316
7/31/08             10,944                  11,013                8,938               10,433
1/31/09              5,210                   5,269                5,837                5,418
7/31/09              7,748                   7,868                7,135                7,533
1/31/10              9,187                   9,370                7,868                7,925
7/31/10             10,283                  10,508                8,170                8,488
1/31/11             12,629                  12,955                9,703               10,591
7/31/11             12,662                  13,045                9,860               10,619
1/31/12             12,510                  12,956               10,086               10,632
7/31/12             12,057                  12,535               10,645               10,066
1/31/13             14,647                  15,295               11,804               11,419
7/31/13             15,119                  15,846               13,436               11,952
1/31/14             16,956                  17,841               14,428               13,178
7/31/14             17,800                  18,792               15,729               14,714
1/31/15             16,524                  17,491               16,413               14,483
7/31/15             17,023                  18,086               17,497               14,091
1/31/16             14,574                  15,529               16,116               12,096
7/31/16             19,317                  20,661               18,343               15,274
1/31/17             21,369                  22,929               19,470               16,513
7/31/17             22,025                  23,716               21,269               17,501

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         162              0               0             0
8/1/13 - 7/31/14         200              1               0             0
8/1/14 - 7/31/15         163              0               0             0
8/1/15 - 7/31/16         147              0               0             0
8/1/16 - 7/31/17         162              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          87              1               0             0
8/1/13 - 7/31/14          49              2               0             0
8/1/14 - 7/31/15          89              0               0             0
8/1/15 - 7/31/16         104              0               0             0
8/1/16 - 7/31/17          90              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Technology Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/17    7/31/17    7/31/17     to 7/31/17    7/31/17    7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                              30.72%      17.28%      8.57%        8.61%      121.89%    127.49%      132.83%
Market Price                     30.71%      17.30%      8.58%        8.61%      122.04%    127.76%      132.88%

INDEX PERFORMANCE
StrataQuant(R) Technology Index  31.06%      18.01%      9.39%        9.43%      128.92%    145.34%      151.52%
Russell 1000(R) Index            15.95%      14.85%      7.84%        7.31%       99.80%    112.68%      105.75%
S&P 500(R) Information
   Technology Index              29.48%      17.94%     11.22%       11.13%      128.24%    189.71%      194.33%
Russell 1000(R) Technology
   Index(1)                      29.32%      17.29%      N/A          N/A        122.00%      N/A          N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXL's one-year NAV return of 30.72% outperformed the benchmark S&P 500(R) Information Technology Index's return of 29.48% by 1.24%. The Fund's holdings within the Semiconductors & Semiconductor Equipment industry were by far the top contributors at 12.1%, resulting from their 25.1% allocation and 50.9% return. Within this industry, NVIDIA Corp. stood out amongst the individual securities in the Fund with a 189.7% return and contributing 3.0% to the Fund's return. The Fund's holdings amongst the Internet & Direct Marketing Retail industry (represented solely by Groupon, Inc.) were the worst contributors over the period at -0.9%, stemming from their 0.6% allocation and -30.3% return. On a relative basis, the Fund outperformed the benchmark. The primary cause of the relative outperformance is due to the Fund's 18.4% higher return and 10% greater allocation to the Semiconductors & Semiconductor Equipment industry. A combined 3.5% of relative outperformance was reversed due to the Fund under allocating the benchmark amongst the Technology Hardware, Storage & Peripherals industry, which was the top performing industry for the benchmark at 44.9%.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       98.72%
Industrials                                   1.28
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Coherent, Inc.                                2.52%
Lam Research Corp.                            2.42
NVIDIA Corp.                                  2.41
Take-Two Interactive Software, Inc.           2.32
Activision Blizzard, Inc.                     2.30
Hewlett Packard Enterprise Co.                2.26
IPG Photonics Corp.                           2.25
Intel Corp.                                   2.25
ServiceNow, Inc.                              2.23
CDW Corp.                                     2.17
                                            -------
  Total                                      23.13%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Technology Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Technology AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)

                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      JULY 31, 2007 - JULY 31, 2017

            First Trust Technology       StrataQuant(R)       Russell 1000(R)      S&P 500(R) Information
               AlphaDEX(R) Fund         Technology Index           Index              Technology Index
7/31/07            $10,000                  $10,000               $10,000                 $10,000
1/31/08              8,823                    8,855                 9,573                   9,351
7/31/08              8,613                    8,676                 8,938                   9,173
1/31/09              5,086                    5,165                 5,837                   6,005
7/31/09              7,070                    7,215                 7,135                   8,283
1/31/10              8,056                    8,250                 7,868                   8,998
7/31/10              8,852                    9,101                 8,170                   9,419
1/31/11             11,596                   11,971                 9,703                  11,285
7/31/11             10,658                   11,050                 9,860                  11,228
1/31/12             10,794                   11,240                10,086                  11,934
7/31/12             10,252                   10,716                10,645                  12,693
1/31/13             11,224                   11,780                11,804                  12,905
7/31/13             12,768                   13,453                13,436                  14,106
1/31/14             14,702                   15,553                14,428                  15,940
7/31/14             15,653                   16,616                15,729                  18,073
1/31/15             16,528                   17,600                16,413                  18,884
7/31/15             17,331                   18,515                17,497                  20,382
1/31/16             15,047                   16,129                16,116                  19,799
7/31/16             17,403                   18,717                18,343                  22,375
1/31/17             19,801                   21,287                19,470                  24,731
7/31/17             22,750                   24,532                21,269                  28,969

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         136              0               0             0
8/1/13 - 7/31/14         218              0               0             0
8/1/14 - 7/31/15         177              0               0             0
8/1/15 - 7/31/16         140              0               0             0
8/1/16 - 7/31/17         168              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         114              0               0             0
8/1/13 - 7/31/14          34              0               0             0
8/1/14 - 7/31/15          75              0               0             0
8/1/15 - 7/31/16         111              0               0             0
8/1/16 - 7/31/17          84              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Utilities Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/17    7/31/17    7/31/17     to 7/31/17    7/31/17    7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                               3.57%     11.99%      7.50%        6.44%       76.12%     106.18%       89.38%
Market Price                      3.60%     11.99%      7.50%        6.44%       76.12%     106.15%       89.35%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index    4.26%     12.92%      8.41%        7.34%       83.57%     124.24%      106.42%
Russell 1000(R) Index            15.95%     14.85%      7.84%        7.31%       99.80%     112.68%      105.75%
S&P 500(R) Utilities Index        5.70%     11.15%      7.64%        6.40%       69.63%     108.77%       88.59%
Russell 1000(R) Utilities
   Index(1)                       0.89%      9.32%       N/A          N/A        56.11%       N/A          N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXU's one-year NAV return of 3.57% underperformed the benchmark S&P 500(R) Utilities Index's return of 5.70% by 2.13%. The Fund's holdings amongst the Diversified Telecommunication Services industry were the worst contributors over the period at -5.0%, stemming from their 18.4% allocation and -24.5% return. Frontier Communications Corp. stood out within the Diversified Telecommunication Services industry as the Fund's worst performing security with a -76.1% return. The Fund's holdings within the Electric Utilities industry were the top contributors at 3.7%, resulting from their high 43.6% allocation and 7.6% return. Within the Electric Utilities industry, Avangrid, Inc. and NextEra Energy, Inc. were the Fund's top performing securities with 21.5% and 17.6% returns, respectively. On a relative basis, the Fund underperformed the benchmark. The Diversified Telecommunication Services was the only industry to cause the relative underperformance as the Fund was 18.4% overweight in the -24.5% returning industry. The benchmark did not have any allocation to the industry. The Wireless Telecommunication Services industry reversed 2.3% of relative underperformance as the benchmark did not have any allocation to this 22.3% returning industry.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Utilities                                    83.38%
Telecommunication Services                   16.62
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Exelon Corp.                                  4.97%
AT&T, Inc.                                    4.83
Avangrid, Inc.                                4.81
Telephone & Data Systems, Inc.                4.79
PG&E Corp.                                    4.77
CenturyLink, Inc.                             4.56
SCANA Corp.                                   4.49
Calpine Corp.                                 3.98
Ameren Corp.                                  3.84
Consolidated Edison, Inc.                     3.84
                                            -------
  Total                                      44.88%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Utilities Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Utilities AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)

                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  JULY 31, 2007 - JULY 31, 2017

            First Trust Utilities       StrataQuant(R)       Russell 1000(R)        S&P 500(R)
              AlphaDEX(R) Fund          Utilities Index           Index           Utilities Index
7/31/07            $10,000                  $10,000              $10,000              $10,000
1/31/08              9,569                    9,621                9,573               10,613
7/31/08              9,261                    9,344                8,938               10,398
1/31/09              7,251                    7,343                5,837                8,039
7/31/09              8,101                    8,249                7,135                8,261
1/31/10              8,745                    8,940                7,868                8,608
7/31/10              9,380                    9,629                8,170                9,044
1/31/11             10,449                   10,768                9,703                9,660
7/31/11             10,977                   11,359                9,860               10,318
1/31/12             10,896                   11,320               10,086               11,036
7/31/12             11,707                   12,217               10,645               12,309
1/31/13             12,190                   12,765               11,804               12,165
7/31/13             13,570                   14,335               13,436               13,295
1/31/14             13,955                   14,806               14,428               13,527
7/31/14             15,345                   16,345               15,729               14,526
1/31/15             17,317                   18,503               16,413               17,339
7/31/15             16,229                   17,398               17,497               16,044
1/31/16             16,398                   17,645               16,116               16,910
7/31/16             19,906                   21,508               18,343               19,751
1/31/17             20,053                   21,742               19,470               18,975
7/31/17             20,616                   22,425               21,269               20,878

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         141              0               0             0
8/1/13 - 7/31/14         193              0               0             0
8/1/14 - 7/31/15         136              0               0             0
8/1/15 - 7/31/16         173              0               0             0
8/1/16 - 7/31/17         119              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         109              0               0             0
8/1/13 - 7/31/14          59              0               0             0
8/1/14 - 7/31/15         116              0               0             0
8/1/15 - 7/31/16          78              0               0             0
8/1/16 - 7/31/17         133              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2017 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING            ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2017     JULY 31, 2017        PERIOD          PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00           $1,050.60           0.63%             $3.20
Hypothetical (5% return before expenses)            $1,000.00           $1,021.67           0.63%             $3.16

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00           $1,032.90           0.62%             $3.13
Hypothetical (5% return before expenses)            $1,000.00           $1,021.72           0.62%             $3.11

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00           $  857.60           0.64%             $2.95
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62           0.64%             $3.21

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00           $1,087.00           0.64%             $3.31
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62           0.64%             $3.21

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00           $1,124.10           0.63%             $3.32
Hypothetical (5% return before expenses)            $1,000.00           $1,021.67           0.63%             $3.16

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JULY 31, 2017 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING        BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2017     JULY 31, 2017        PERIOD          PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00           $1,050.70           0.63%             $3.20
Hypothetical (5% return before expenses)            $1,000.00           $1,021.67           0.63%             $3.16

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00           $1,030.70           0.65%             $3.27
Hypothetical (5% return before expenses)            $1,000.00           $1,021.57           0.65%             $3.26

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00           $1,148.90           0.63%             $3.36
Hypothetical (5% return before expenses)            $1,000.00           $1,021.67           0.63%             $3.16

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00           $1,028.10           0.62%             $3.12
Hypothetical (5% return before expenses)            $1,000.00           $1,021.72           0.62%             $3.11


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 1, 2017 through July 31, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AUTO COMPONENTS -- 7.2%
       83,447  BorgWarner, Inc.               $     3,900,313
       67,215  Delphi Automotive PLC                6,077,580
      238,098  Gentex Corp.                         4,052,428
      168,517  Goodyear Tire & Rubber (The)
                  Co.                               5,309,971
       41,465  Lear Corp.                           6,144,698
       34,635  Visteon Corp. (a)                    3,863,188
                                              ---------------
                                                   29,348,178
                                              ---------------
               AUTOMOBILES -- 5.8%
      403,639  Ford Motor Co.                       4,528,830
      168,662  General Motors Co.                   6,068,459
       41,806  Harley-Davidson, Inc.                2,034,698
       16,292  Tesla, Inc. (a)                      5,269,973
       56,366  Thor Industries, Inc.                5,938,158
                                              ---------------
                                                   23,840,118
                                              ---------------
               BUILDING PRODUCTS -- 0.6%
       34,616  Fortune Brands Home &
                  Security, Inc.                    2,273,233
                                              ---------------
               DISTRIBUTORS -- 1.4%
       12,173  Genuine Parts Co.                    1,033,853
      107,278  LKQ Corp. (a)                        3,707,528
        9,604  Pool Corp.                           1,038,384
                                              ---------------
                                                    5,779,765
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                 -- 2.6%
       14,625  Bright Horizons Family
                  Solutions, Inc. (a)               1,155,521
        5,895  Graham Holdings Co., Class B         3,492,198
      114,359  H&R Block, Inc.                      3,487,950
       67,515  Service Corp. International          2,344,796
                                              ---------------
                                                   10,480,465
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.9%
       46,707  Wal-Mart Stores, Inc.                3,736,093
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 14.6%
       86,257  Aramark                              3,438,204
       68,884  Carnival Corp.                       4,600,074
       39,085  Darden Restaurants, Inc.             3,278,450
       21,353  Domino's Pizza, Inc.                 3,982,334
      116,651  Extended Stay America, Inc.          2,306,190
       40,177  Hyatt Hotels Corp., Class A (a)      2,232,636
      246,815  International Game Technology
                  PLC                               4,699,358
       35,348  Las Vegas Sands Corp.                2,177,790
       45,028  Marriott International, Inc.,
                  Class A                           4,691,467
        7,372  McDonald's Corp.                     1,143,692
      112,970  MGM Resorts International            3,720,102
       41,598  Norwegian Cruise Line
                  Holdings Ltd. (a)                 2,290,802
       41,350  Royal Caribbean Cruises Ltd.         4,675,445
       17,428  Vail Resorts, Inc.                   3,673,125
      145,607  Wendy's (The) Co.                    2,248,172


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       44,983  Wyndham Worldwide Corp.        $     4,694,876
       43,926  Wynn Resorts Ltd.                    5,681,389
                                              ---------------
                                                   59,534,106
                                              ---------------
               HOUSEHOLD DURABLES -- 11.3%
      166,658  CalAtlantic Group, Inc.              5,849,696
      130,654  D.R. Horton, Inc.                    4,663,041
       88,511  Garmin Ltd.                          4,442,367
       21,496  Leggett & Platt, Inc.                1,035,677
       42,355  Lennar Corp., Class A                2,221,096
       14,625  Mohawk Industries, Inc. (a)          3,641,479
       21,059  Newell Brands, Inc.                  1,110,230
        2,444  NVR, Inc. (a)                        6,379,915
      184,130  PulteGroup, Inc.                     4,496,455
      149,111  Toll Brothers, Inc.                  5,754,194
       50,332  Tupperware Brands Corp.              3,055,656
       18,447  Whirlpool Corp.                      3,281,352
                                              ---------------
                                                   45,931,158
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 7.9%
        4,666  Amazon.com, Inc. (a)                 4,608,981
       39,553  Expedia, Inc.                        6,188,858
      144,043  Liberty Interactive Corp. QVC
                  Group, Class A (a)                3,448,389
      112,667  Liberty Ventures, Series A (a)       6,825,367
       15,115  Netflix, Inc. (a)                    2,745,791
        1,207  Priceline Group (The), Inc. (a)      2,448,400
       76,631  Wayfair, Inc., Class A (a) (b)       5,850,777
                                              ---------------
                                                   32,116,563
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.5%
      168,710  eBay, Inc. (a)                       6,028,008
                                              ---------------
               LEISURE PRODUCTS -- 2.4%
       56,350  Brunswick Corp.                      3,189,974
       40,505  Hasbro, Inc.                         4,288,669
       52,447  Mattel, Inc.                         1,049,989
       12,243  Polaris Industries, Inc. (b)         1,097,707
                                              ---------------
                                                    9,626,339
                                              ---------------
               MACHINERY -- 0.9%
       27,722  WABCO Holdings, Inc. (a)             3,813,716
                                              ---------------
               MEDIA -- 12.9%
        1,588  Cable One, Inc.                      1,206,721
       13,409  Charter Communications, Inc.,
                  Class A (a)                       5,255,121
       90,986  Cinemark Holdings, Inc.              3,539,356
       58,026  Comcast Corp., Class A               2,347,152
      174,863  Discovery Communications,
                  Inc., Class A (a)                 4,301,630
       45,902  Interpublic Group of Cos.
                  (The), Inc.                         991,942
       21,406  John Wiley & Sons, Inc.,
                  Class A                           1,182,682
       52,066  Liberty Broadband Corp.,
                  Class C (a)                       5,163,906
      169,049  Live Nation Entertainment,
                  Inc. (a)                          6,300,456


                        See Notes to Financial Statements                Page 25

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
       55,190  Regal Entertainment Group,
                  Class A                     $     1,049,714
       51,747  Scripps Networks Interactive,
                  Inc., Class A                     4,523,205
      412,863  Sirius XM Holdings, Inc. (b)         2,419,377
      408,839  TEGNA, Inc.                          6,063,082
       11,246  Time Warner, Inc.                    1,151,815
       39,844  Twenty-First Century Fox, Inc.,
                  Class A                           1,159,461
      105,297  Viacom, Inc., Class B                3,676,971
       21,255  Walt Disney (The) Co.                2,336,562
                                              ---------------
                                                   52,669,153
                                              ---------------
               MULTILINE RETAIL -- 5.6%
       49,034  Dollar General Corp.                 3,685,395
       32,299  Dollar Tree, Inc. (a)                2,328,112
      152,350  Kohl's Corp.                         6,299,673
      194,351  Macy's, Inc.                         4,615,836
       23,608  Nordstrom, Inc. (b)                  1,146,641
       86,378  Target Corp.                         4,895,041
                                              ---------------
                                                   22,970,698
                                              ---------------
               PERSONAL PRODUCTS -- 0.3%
       11,765  Estee Lauder (The) Cos., Inc.,
                  Class A                           1,164,617
                                              ---------------
               ROAD & RAIL -- 0.9%
        9,656  AMERCO                               3,751,935
                                              ---------------
               SPECIALTY RETAIL -- 18.8%
       19,370  Advance Auto Parts, Inc.             2,169,634
      107,133  AutoNation, Inc. (a) (b)             4,540,297
        1,979  AutoZone, Inc. (a)                   1,068,304
      193,795  Bed Bath & Beyond, Inc.              5,794,471
       61,658  Best Buy Co., Inc.                   3,597,128
       12,275  Burlington Stores, Inc. (a)          1,068,293
       19,003  Cabela's, Inc. (a)                   1,082,791
       35,813  CarMax, Inc. (a)                     2,372,611
      113,400  Dick's Sporting Goods, Inc.          4,234,356
      119,549  Foot Locker, Inc.                    5,641,517
      272,622  GameStop Corp., Class A              5,913,171
      205,399  Gap (The), Inc.                      4,894,658
       14,722  Home Depot (The), Inc.               2,202,411
       41,907  L Brands, Inc.                       1,944,066
      121,942  Michaels (The) Cos., Inc. (a)        2,455,912
       30,473  Murphy USA, Inc. (a)                 2,307,720
      102,863  Penske Automotive Group, Inc.        4,478,655
      111,524  Sally Beauty Holdings, Inc. (a)      2,256,131
       93,159  Signet Jewelers Ltd. (b)             5,697,604
       12,029  Tiffany & Co.                        1,148,890
        3,930  Ulta Beauty, Inc. (a)                  987,255
      317,765  Urban Outfitters, Inc. (a)           6,225,016
       93,128  Williams-Sonoma, Inc.                4,323,933
                                              ---------------
                                                   76,404,824
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 4.3%
       47,705  Coach, Inc.                          2,248,814
       48,756  Hanesbrands, Inc.                    1,117,487
      162,521  Michael Kors Holdings Ltd. (a)       5,922,265


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY
                  GOODS (CONTINUED)
       19,139  NIKE, Inc., Class B            $     1,130,158
       19,724  PVH Corp.                            2,352,876
      119,824  Skechers U.S.A., Inc.,
                  Class A (a)                       3,365,856
       19,604  VF Corp.                             1,219,173
                                              ---------------
                                                   17,356,629
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        406,825,598
               (Cost $397,388,042)            ---------------

               MONEY MARKET FUNDS -- 0.9%
    3,009,794  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (c) (d)                     3,009,794
      459,620  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (c)                   459,620
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.9%                           3,469,414
               (Cost $3,469,414)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.6%
$   2,419,746  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $2,419,809. Collateralized
                  by U.S. Treasury Note,
                   interest rate of 1.125%,
                  due 06/30/21. The value of
                  the collateral including
                  accrued interest is
                  $2,470,581. (d)                   2,419,746

    8,332,530  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $8,332,766. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $8,539,702. (d)       8,332,530
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 2.6%               10,752,276
               (Cost $10,752,276)             ---------------

               TOTAL INVESTMENTS -- 103.4%        421,047,288
               (Cost $411,609,732) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.4)%           (13,850,660)
                                              ---------------
               NET ASSETS -- 100.0%           $   407,196,628
                                              ===============


Page 26                 See Notes to Financial Statements

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JULY 31, 2017


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D -- Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $13,418,274 and the total value of the collateral held by the Fund is $13,775,163.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $413,648,298. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $36,328,100 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $28,929,110.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $  406,825,598   $         --   $         --
Money Market
   Funds                 3,469,414             --             --
Repurchase
   Agreements                   --     10,752,276             --
                    --------------------------------------------
Total Investments   $  410,295,012   $ 10,752,276   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    13,418,274
Non-cash Collateral(2)                            (13,418,274)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    10,752,276
Non-cash Collateral(4)                            (10,752,276)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 27

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               BEVERAGES -- 10.8%
       79,339 Brown-Forman Corp., Class B $ 3,919,347 79,615 Constellation Brands, Inc.,
                  Class A                          15,393,560
      255,200  Molson Coors Brewing Co.,
                  Class B                          22,707,696
       77,615  Monster Beverage Corp. (a)           4,094,191
       33,389  PepsiCo, Inc.                        3,893,491
                                              ---------------
                                                   50,008,285
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 27.4%
      143,998  Casey's General Stores,
                  Inc. (b)                         15,371,787
      191,694  CVS Health Corp.                    15,322,101
      661,394  Kroger (The) Co.                    16,217,381
    2,614,183  Rite Aid Corp. (a)                   5,855,770
      583,164  Sprouts Farmers Market,
                  Inc. (a)                         14,036,757
      153,225  Sysco Corp.                          8,062,700
      566,632  US Foods Holding Corp. (a)          15,950,691
      168,820  Walgreens Boots Alliance, Inc.      13,618,709
      523,245  Whole Foods Market, Inc.            21,850,711
                                              ---------------
                                                  126,286,607
                                              ---------------
               FOOD PRODUCTS -- 40.8%
      532,475  Archer-Daniels-Midland Co.          22,459,795
      295,361  Bunge Ltd.                          23,153,349
      891,027  Flowers Foods, Inc.                 15,673,165
      139,201  General Mills, Inc.                  7,747,928
      387,580  Hormel Foods Corp.                  13,243,608
      129,381  Ingredion, Inc.                     15,955,265
      111,724  J.M. Smucker (The) Co.              13,619,156
       90,050  Kraft Heinz (The) Co.                7,875,773
    1,005,193  Pilgrim's Pride Corp. (a)           24,416,138
       99,316  Post Holdings, Inc. (a)              8,263,091
      161,835  TreeHouse Foods, Inc. (a)           13,728,463
      351,809  Tyson Foods, Inc., Class A          22,290,618
                                              ---------------
                                                  188,426,349
                                              ---------------
               HOUSEHOLD PRODUCTS -- 7.9%
       74,325  Church & Dwight Co., Inc.            3,965,239
       28,939  Clorox (The) Co.                     3,863,067
       52,016  Colgate-Palmolive Co.                3,755,555
       80,297  Energizer Holdings, Inc.             3,699,283
       59,732  Kimberly-Clark Corp.                 7,356,593
      151,696  Procter & Gamble (The) Co.          13,777,031
                                              ---------------
                                                   36,416,768
                                              ---------------
               PERSONAL PRODUCTS -- 10.7%
      173,905  Edgewell Personal Care Co. (a)      12,555,941
      216,228  Herbalife Ltd. (a) (b)              14,381,324
      350,633  Nu Skin Enterprises, Inc.,
                  Class A                          22,216,107
                                              ---------------
                                                   49,153,372
                                              ---------------
               TOBACCO -- 2.4%
       51,778  Altria Group, Inc.                   3,364,017
       65,662  Philip Morris International,
                  Inc.                              7,663,412
                                              ---------------
                                                   11,027,429
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       461,318,810
               (Cost $473,915,804)            ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               RIGHTS -- 0.0%

               FOOD & STAPLES RETAILING
                 -- 0.0%
        5,790  Safeway Casa Ley, S.A.,
                  CVR (a) (c)                 $         5,876
        5,790  Safeway PDC, LLC, CVR (a) (c)              283
                                              ---------------
               TOTAL RIGHTS -- 0.0%                     6,159
               (Cost $5,910)                  ---------------

               MONEY MARKET FUNDS -- 1.2%
    5,519,582  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (d) (e)                     5,519,582
      100,010  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (d)                   100,010
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.2%                           5,619,592
               (Cost $5,619,592)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 4.3%
$   4,437,507  JPMorgan Chase & Co.,
                  0.94% (d), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $4,437,623. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.125%, due
                  06/30/21. The value of the
                  collateral including accrued
                  interest is $4,530,734. (e)       4,437,507

   15,280,807  RBC Capital Markets LLC,
                  1.02% (d), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $15,281,240. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $15,660,734. (e)     15,280,807
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 4.3%               19,718,314
               (Cost $19,718,314)             ---------------

               TOTAL INVESTMENTS -- 105.5%        486,662,875
               (Cost $499,259,620) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (5.5)%           (25,287,064)
                                              ---------------
               NET ASSETS -- 100.0%           $   461,375,811
                                              ===============


Page 28                 See Notes to Financial Statements

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

JULY 31, 2017


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D -- Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $24,704,100 and the total value of the collateral held by the Fund is $25,261,908.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2017, securities noted as such are valued at $6,159 or 0.0% of net assets.

(d)   Interest rate shown reflects yield as of July 31, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $502,145,504. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,424,961 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,907,590.

CVR   - Contingent Value Rights

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $  461,318,810   $         --   $         --
Rights*                         --          6,159             --
Money Market
   Funds                 5,619,592             --             --
Repurchase
   Agreements                   --     19,718,314             --
                    --------------------------------------------
Total Investments   $  466,938,402   $ 19,724,473   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    24,704,100
Non-cash Collateral(2)                            (24,704,100)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    19,718,314
Non-cash Collateral(4)                            (19,718,314)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 29

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                            VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               ENERGY EQUIPMENT & SERVICES
                  -- 13.9%
       99,823  Helmerich & Payne, Inc. (a)    $     5,053,040
      199,925  Nabors Industries Ltd.               1,541,422
       49,417  National Oilwell Varco, Inc.         1,616,430
      316,674  Oceaneering International, Inc.      8,122,688
      268,692  Patterson-UTI Energy, Inc.           5,196,503
      178,956  RPC, Inc. (a)                        3,706,179
    1,098,580  Transocean Ltd. (b)                  9,502,717
                                              ---------------
                                                   34,738,979
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 85.2%
      119,642  Anadarko Petroleum Corp.             5,464,050
       96,585  Andeavor                             9,613,105
      251,026  Antero Resources Corp. (b)           5,176,156
       75,446  Apache Corp.                         3,733,068
      144,203  Cabot Oil & Gas Corp.                3,586,329
      148,488  Cheniere Energy, Inc. (b)            6,711,658
       86,674  Chevron Corp.                        9,463,934
       44,646  Concho Resources, Inc. (b)           5,815,588
      164,532  ConocoPhillips                       7,464,817
      108,945  CONSOL Energy, Inc. (b)              1,825,918
      167,787  Continental Resources, Inc. (b)      5,609,120
      169,681  Devon Energy Corp.                   5,652,074
       18,331  Diamondback Energy, Inc. (b)         1,757,576
      146,519  Energen Corp. (b)                    7,806,532
       61,730  EQT Corp.                            3,932,201
       89,608  Exxon Mobil Corp.                    7,172,224
       59,254  HollyFrontier Corp.                  1,708,885
      283,124  Kinder Morgan, Inc.                  5,784,223
      457,797  Marathon Oil Corp.                   5,598,857
      138,211  Marathon Petroleum Corp.             7,738,434
      352,777  Murphy Oil Corp.                     9,376,813
      255,593  Noble Energy, Inc.                   7,389,194
       60,403  Occidental Petroleum Corp.           3,740,758
       69,334  ONEOK, Inc.                          3,922,224
       58,637  Parsley Energy, Inc.,
                  Class A (b)                       1,716,891
      406,164  PBF Energy, Inc., Class A (a)        9,248,354
       87,462  Phillips 66                          7,324,943
      895,171  QEP Resources, Inc. (b)              7,671,616
      156,076  Range Resources Corp.                3,294,764
      339,523  Rice Energy, Inc. (b)                9,496,458
      112,073  RSP Permian, Inc. (b)                3,850,828
      546,953  SM Energy Co.                        9,511,513
       35,995  Targa Resources Corp.                1,670,528
      134,031  Valero Energy Corp.                  9,244,118
      295,368  Whiting Petroleum Corp. (b)          1,550,682
      119,443  Williams (The) Cos., Inc.            3,795,899
      188,129  World Fuel Services Corp.            6,084,092
      168,459  WPX Energy, Inc. (b)                 1,815,988
                                              ---------------
                                                  212,320,412
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.8%
       40,803  First Solar, Inc. (b)                2,011,996
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        249,071,387
               (Cost $279,004,111)            ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 1.4%
    3,010,915  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (c) (d)               $     3,010,915
      345,641  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (c)                   345,641
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.4%                           3,356,556
               (Cost $3,356,556)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 4.3%
$   2,420,646  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $2,420,709. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.125%, due
                  06/30/21. The value of the
                  collateral including accrued
                  interest is $2,471,501. (d)       2,420,646

    8,335,632  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $8,335,868. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $8,542,881. (d)       8,335,632
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 4.3%               10,756,278
               (Cost $10,756,278)             ---------------

               TOTAL INVESTMENTS -- 105.6%        263,184,221
               (Cost $293,116,945) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (5.6)%           (13,888,416)
                                              ---------------
               NET ASSETS -- 100.0%           $   249,295,805
                                              ===============

(a) All or a portion of this security is on loan (see Note 2D -- Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $13,624,817 and the total value of the collateral held by the Fund is $13,780,291.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $294,331,295. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,270,937 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $37,418,011.


Page 30                 See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

JULY 31, 2017

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $  249,071,387   $         --   $         --
Money Market
   Funds                 3,356,556             --             --
Repurchase
   Agreements                   --     10,756,278             --
                    --------------------------------------------
Total Investments   $  252,427,943   $ 10,756,278   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    13,624,817
Non-cash Collateral(2)                            (13,624,817)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    10,756,278
Non-cash Collateral(4)                            (10,756,278)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 31

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               BANKS -- 13.2%
      156,474  Associated Banc-Corp.          $     3,747,552
      325,074  Bank of America Corp.                7,840,785
       42,065  Bank of the Ozarks                   1,815,105
      175,459  BankUnited, Inc.                     6,039,299
      130,251  BB&T Corp.                           6,163,477
       23,435  BOK Financial Corp.                  1,993,615
      117,917  Citigroup, Inc.                      8,071,419
      110,514  Citizens Financial Group, Inc.       3,876,831
       26,919  Comerica, Inc.                       1,946,513
       20,994  Cullen/Frost Bankers, Inc.           1,905,835
      134,625  East West Bancorp, Inc.              7,670,932
      139,235  F.N.B. Corp.                         1,907,520
      227,840  Fifth Third Bancorp                  6,083,328
      113,179  First Horizon National Corp.         1,972,710
       59,088  First Republic Bank                  5,928,299
      437,479  Huntington Bancshares, Inc.          5,796,597
       64,712  JPMorgan Chase & Co.                 5,940,562
      105,207  KeyCorp                              1,897,934
       12,174  M&T Bank Corp.                       1,986,188
      126,653  PacWest Bancorp                      6,081,877
      223,281  People's United Financial, Inc.      3,894,021
       31,394  Pinnacle Financial Partners,
                  Inc.                              2,006,077
       47,367  PNC Financial Services Group
                  (The), Inc.                       6,100,870
       94,537  Popular, Inc.                        3,983,789
       61,382  Prosperity Bancshares, Inc.          3,934,586
      269,341  Regions Financial Corp.              3,932,379
       13,736  Signature Bank (a)                   1,903,535
       69,520  SunTrust Banks, Inc.                 3,982,801
       11,216  SVB Financial Group (a)              2,001,383
      635,615  TCF Financial Corp.                 10,017,292
       75,946  U.S. Bancorp                         4,008,430
      106,744  Wells Fargo & Co.                    5,757,771
       80,145  Western Alliance Bancorp (a)         4,037,705
       89,801  Zions Bancorporation                 4,069,781
                                              ---------------
                                                  148,296,798
                                              ---------------
               CAPITAL MARKETS -- 16.6%
       35,661  Affiliated Managers Group, Inc.      6,626,884
       30,978  Ameriprise Financial, Inc.           4,488,093
      115,930  Bank of New York Mellon
                  (The) Corp.                       6,147,768
      801,558  BGC Partners, Inc., Class A         10,107,646
       86,283  CBOE Holdings, Inc.                  8,156,332
      137,680  Charles Schwab (The) Corp.           5,906,472
       51,843  E*TRADE Financial Corp. (a)          2,125,563
       83,330  Eaton Vance Corp.                    4,090,670
      279,161  Federated Investors, Inc.,
                  Class B                           8,048,212
      226,204  Franklin Resources, Inc.            10,129,415
       35,540  Goldman Sachs Group (The),
                  Inc.                              8,008,228
       89,726  Intercontinental Exchange, Inc.      5,985,621
      168,080  Invesco Ltd.                         5,844,142
      127,665  Lazard Ltd., Class A                 5,963,232
      265,506  Legg Mason, Inc.                    10,622,895
      185,735  LPL Financial Holdings, Inc.         8,499,234


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       39,216  MarketAxess Holdings, Inc.     $     7,956,534
       64,812  Moody's Corp.                        8,531,203
      176,982  Morgan Stanley                       8,300,456
       57,430  MSCI, Inc.                           6,256,998
      126,299  Raymond James Financial, Inc.       10,506,814
       54,019  S&P Global, Inc.                     8,296,778
       36,660  SEI Investments Co.                  2,071,657
       87,889  State Street Corp.                   8,193,891
      136,527  T. Rowe Price Group, Inc.           11,293,513
       91,723  TD Ameritrade Holding Corp.          4,194,493
                                              ---------------
                                                  186,352,744
                                              ---------------
               CONSUMER FINANCE -- 6.9%
      484,770  Ally Financial, Inc.                10,975,193
       46,809  American Express Co.                 3,989,531
       95,453  Capital One Financial Corp.          8,226,140
       39,402  Credit Acceptance Corp. (a) (b)      9,815,038
      126,809  Discover Financial Services          7,727,740
      473,651  Navient Corp.                        6,986,352
      412,025  OneMain Holdings, Inc. (a)          11,017,549
      794,021  Santander Consumer USA
                  Holdings, Inc. (a)               10,171,409
      264,463  Synchrony Financial                  8,018,518
                                              ---------------
                                                   76,927,470
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.8%
       46,562  Berkshire Hathaway, Inc.,
                  Class B (a)                       8,146,953
      387,298  Leucadia National Corp.             10,081,367
       53,445  Voya Financial, Inc.                 2,097,182
                                              ---------------
                                                   20,325,502
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 16.2%
       44,700  American Tower Corp.                 6,093,951
       91,765  Apartment Investment &
                  Management Co., Class A           4,179,896
      105,376  Apple Hospitality REIT, Inc.         1,945,241
       10,259  AvalonBay Communities, Inc.          1,973,319
      220,534  Brixmor Property Group, Inc.         4,320,261
       46,113  Camden Property Trust                4,136,336
      264,286  Columbia Property Trust, Inc.        5,748,220
      367,357  CoreCivic, Inc.                     10,175,789
       76,174  CoreSite Realty Corp.                8,270,973
       19,680  Crown Castle International Corp.     1,979,414
       70,729  CyrusOne, Inc.                       4,223,229
       17,456  Digital Realty Trust, Inc.           2,013,375
       51,598  Douglas Emmett, Inc.                 1,974,139
      128,945  DuPont Fabros Technology, Inc.       8,037,142
       54,865  EPR Properties                       3,971,129
       13,782  Equinix, Inc.                        6,211,961
      187,175  Equity Commonwealth (a)              5,910,986
       45,670  Equity LifeStyle Properties,
                  Inc.                              3,986,991
       29,949  Equity Residential                   2,038,329
      157,014  Gaming and Leisure Properties,
                  Inc.                              5,957,111
      167,366  GGP, Inc.                            3,784,145
       67,635  Hospitality Properties Trust         1,965,473


Page 32                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
      323,739  Host Hotels & Resorts, Inc.    $     6,040,970
       57,380  Iron Mountain, Inc.                  2,090,353
      107,443  Kimco Realty Corp.                   2,168,200
       53,597  Lamar Advertising Co., Class A       3,782,340
      145,289  Liberty Property Trust               6,105,044
      459,574  Medical Properties Trust, Inc.       5,965,271
       50,424 National Retail Properties, Inc. 2,015,952 238,834 Omega Healthcare Investors,
                  Inc. (b)                          7,544,766
      170,551  Outfront Media, Inc.                 3,900,501
       93,528  Piedmont Office Realty Trust,
                  Inc., Class A                     1,965,023
       33,622  Prologis, Inc.                       2,044,554
      352,162  Rayonier, Inc.                      10,237,349
      161,472  Retail Properties of America,
                  Inc., Class A                     2,136,275
       29,230  SBA Communications Corp. (a)         4,020,586
      266,070  Spirit Realty Capital, Inc.          2,109,935
       87,820  STORE Capital Corp.                  2,054,110
      227,665  Tanger Factory Outlet Centers,
                  Inc.                              6,017,186
       51,961  Vornado Realty Trust                 4,123,105
       65,501  Weingarten Realty Investors          2,126,162
       52,681  Welltower, Inc.                      3,866,259
       29,868  WP Carey, Inc.                       2,046,257
                                              ---------------
                                                  181,257,608
                                              ---------------
               INSURANCE -- 24.2%
       76,142  Aflac, Inc.                          6,072,324
        9,944  Alleghany Corp. (a)                  6,099,053
      114,560  Allstate (The) Corp.                10,424,960
       59,522  American Financial Group, Inc.       6,035,531
       94,605  American International Group,
                  Inc.                              6,191,897
       44,489  Aon PLC                              6,147,045
       63,401  Arch Capital Group Ltd. (a)          6,166,381
       68,876  Arthur J. Gallagher & Co.            4,049,220
      158,201  Aspen Insurance Holdings Ltd.        7,720,209
       76,056  Assurant, Inc.                       8,006,415
      242,733  Assured Guaranty Ltd.               10,925,412
      121,966  Axis Capital Holdings Ltd.           7,876,564
       45,776  Brown & Brown, Inc.                  2,041,610
       40,684  Chubb Ltd.                           5,958,579
       54,426  Cincinnati Financial Corp.           4,145,084
      161,770  CNA Financial Corp.                  8,403,951
       39,796  Everest Re Group, Ltd.              10,442,072
          449  Fairfax Financial Holdings Ltd.        213,837
      226,711  First American Financial Corp.      10,975,080
      226,002  FNF Group                           11,042,458
       22,245  Hanover Insurance Group
                  (The), Inc.                       2,110,161
       75,007  Hartford Financial Services
                  Group (The), Inc.                 4,125,385
       87,522  Lincoln National Corp.               6,394,357
       84,237  Loews Corp.                          4,100,657
       50,579  Marsh & McLennan Cos., Inc.          3,943,645


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INSURANCE (CONTINUED)
      518,776  Old Republic International
                  Corp.                       $    10,178,385
       61,544  Principal Financial Group, Inc.      4,108,062
       97,282  ProAssurance Corp.                   6,012,028
      229,796  Progressive (The) Corp.             10,830,285
       72,927  Prudential Financial, Inc.           8,257,524
       61,425  Reinsurance Group of America,
                  Inc.                              8,611,785
       72,864  RenaissanceRe Holdings Ltd.         10,704,450
       51,544  Torchmark Corp.                      4,070,430
       80,073  Travelers (The) Cos., Inc.          10,256,551
      169,125  Unum Group                           8,478,236
      151,747  Validus Holdings Ltd.                8,162,471
      114,014  W. R. Berkley Corp.                  7,863,546
       27,108  Willis Towers Watson PLC             4,035,839
      231,317  XL Group Ltd.                       10,270,475
                                              ---------------
                                                  271,451,954
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                 -- 0.8%
      206,727  Zillow Group, Inc., Class C (a)      9,335,791
                                              ---------------
               IT SERVICES -- 10.3%
       30,723  Alliance Data Systems Corp.          7,417,454
      104,371  Broadridge Financial Solutions,
                  Inc.                              7,917,584
      181,796  CoreLogic, Inc. (a)                  8,280,808
       90,263  Euronet Worldwide, Inc. (a)          8,720,308
       92,345  Fidelity National Information
                  Services, Inc.                    8,423,711
      556,687  First Data Corp., Class A (a)       10,387,779
       16,115  Fiserv, Inc. (a)                     2,070,778
      112,175  Global Payments, Inc.               10,585,955
       37,962  Jack Henry & Associates, Inc.        4,074,082
       48,701  Mastercard, Inc., Class A            6,223,988
      188,778  PayPal Holdings, Inc. (a)           11,052,952
      431,871  Square, Inc., Class A (a)           11,379,801
      135,387  Total System Services, Inc.          8,591,659
       31,127  Vantiv, Inc., Class A (a)            1,978,121
       63,070  Visa, Inc., Class A                  6,279,249
       18,908  WEX, Inc. (a)                        2,054,921
                                              ---------------
                                                  115,439,150
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 5.9%
      475,890  AGNC Investment Corp.               10,079,350
      840,805  Annaly Capital Management,
                  Inc.                             10,114,884
      543,838  Chimera Investment Corp.            10,235,031
    1,207,593  MFA Financial, Inc.                 10,252,465
      651,138  New Residential Investment
                  Corp.                            11,069,346
      176,112  Starwood Property Trust, Inc.        3,881,509
    1,022,372  Two Harbors Investment Corp.        10,111,259
                                              ---------------
                                                   65,743,844
                                              ---------------
               PROFESSIONAL SERVICES -- 1.1%
       14,347  Equifax, Inc.                        2,086,628
      233,934  TransUnion (a)                      10,721,195
                                              ---------------
                                                   12,807,823
                                              ---------------


                        See Notes to Financial Statements                Page 33

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JULY 31, 2017

SHARES         DESCRIPTION                            VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 2.4%
      278,344  CBRE Group, Inc., Class A (a)  $    10,574,288
       63,090  Jones Lang LaSalle, Inc.             8,026,310
      243,029  Realogy Holdings Corp.               8,068,563
                                              ---------------
                                                   26,669,161
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.5%
      450,474  New York Community Bancorp,
                  Inc.                              5,914,724
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                      1,120,522,569
               (Cost $991,049,401)            ---------------

               MONEY MARKET FUNDS -- 0.5%
    3,458,435  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (c) (d)                     3,458,435
    1,898,508  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (c)                 1,898,508
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.5%                           5,356,943
               (Cost $5,356,943)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.1%
$   2,780,433  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $2,780,506. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.125%, due
                  06/30/21. The value of the
                  collateral including accrued
                  interest is $2,838,847. (d)       2,780,433

    9,574,580  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $9,574,851. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $9,812,633. (d)       9,574,580
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 1.1%                          12,355,013
               (Cost $12,355,013)             ---------------


               DESCRIPTION                            VALUE
-------------------------------------------------------------
               TOTAL INVESTMENTS -- 101.5%    $ 1,138,234,525
               (Cost $1,008,761,357) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.5)%           (17,000,844)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,121,233,681
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D -- Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $15,628,927 and the total value of the collateral held by the Fund is $15,828,494.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $1,018,312,292. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $132,994,640 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,072,407.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $1,120,522,569   $         --   $         --
Money Market
   Funds                 5,356,943             --             --
Repurchase
   Agreements                   --     12,355,013             --
                    --------------------------------------------
Total Investments   $1,125,879,512   $ 12,355,013   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


Page 34                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JULY 31, 2017

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    15,628,927
Non-cash Collateral(2)                            (15,628,927)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    12,355,013
Non-cash Collateral(4)                            (12,355,013)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 35

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               BIOTECHNOLOGY -- 20.9%
      130,677  AbbVie, Inc.                   $     9,135,629
      296,993  Alnylam Pharmaceuticals,
                  Inc. (a)                         24,573,201
       82,524  Amgen, Inc.                         14,401,263
       52,375  Biogen, Inc. (a)                    15,167,276
       48,903  BioMarin Pharmaceutical,
                  Inc. (a)                          4,290,260
       34,198  Celgene Corp. (a)                    4,630,751
      961,764  Exelixis, Inc. (a)                  26,073,422
      334,672  Gilead Sciences, Inc.               25,465,192
       75,255  Incyte Corp. (a)                    10,030,739
      279,397  Ionis Pharmaceuticals, Inc. (a)     14,640,403
       38,585  Regeneron Pharmaceuticals,
                  Inc. (a)                         18,969,158
       31,760  TESARO, Inc. (a)                     4,054,482
      182,596  United Therapeutics Corp. (a)       23,445,326
      183,813  Vertex Pharmaceuticals,
                  Inc. (a)                         27,906,490
                                              ---------------
                                                  222,783,592
                                              ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 24.8%
       99,183  ABIOMED, Inc. (a)                   14,688,010
      157,797  Align Technology, Inc. (a)          26,388,392
      313,026  Baxter International, Inc.          18,931,812
       22,762  Becton, Dickinson and Co.            4,584,267
      512,732  Boston Scientific Corp. (a)         13,648,926
       59,950  C. R. Bard, Inc.                    19,219,970
       79,151  Cooper (The) Cos., Inc.             19,302,554
       52,631  Danaher Corp.                        4,288,900
       68,501  DENTSPLY SIRONA, Inc.                4,249,117
      120,205  Edwards Lifesciences Corp. (a)      13,845,212
      297,554  Hill-Rom Holdings, Inc.             22,173,724
      417,596  Hologic, Inc. (a)                   18,461,919
       88,049  IDEXX Laboratories, Inc. (a)        14,656,637
       20,263  Intuitive Surgical, Inc. (a)        19,011,962
       50,046  Medtronic PLC                        4,202,363
      121,681  ResMed, Inc.                         9,384,039
       68,275  Stryker Corp.                       10,043,253
       45,607  Teleflex, Inc.                       9,450,683
       91,824  Varian Medical Systems,
                  Inc. (a)                          8,917,947
      100,244  West Pharmaceutical Services,
                  Inc.                              8,891,643
                                              ---------------
                                                  264,341,330
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 33.2%
      124,813  Aetna, Inc.                         19,259,894
      200,471  AmerisourceBergen Corp.             18,808,189
       50,366  Anthem, Inc.                         9,378,653
       57,003  Cardinal Health, Inc.                4,404,052
      296,549  Centene Corp. (a)                   23,551,922
      113,212  Cigna Corp.                         19,649,075
      365,786  DaVita, Inc. (a)                    23,695,617
      371,057  Express Scripts Holding Co. (a)     23,243,010
      108,663  HCA Healthcare, Inc. (a)             8,729,985
       77,658  Henry Schein, Inc. (a)              14,150,064
       78,758  Humana, Inc.                        18,208,850
       61,474  Laboratory Corp. of America
                  Holdings (a)                      9,768,833


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
      282,214  LifePoint Health, Inc. (a)     $    16,763,512
      143,964  McKesson Corp.                      23,303,453
      235,429  MEDNAX, Inc. (a)                    11,060,454
       94,604  Patterson Cos., Inc.                 3,946,879
      526,405  Premier, Inc., Class A (a)          18,371,534
       85,239  Quest Diagnostics, Inc.              9,232,236
      127,754  UnitedHealth Group, Inc.            24,504,495
      155,232  Universal Health Services,
                  Inc., Class B                    17,204,363
      153,971  VCA, Inc. (a)                       14,254,635
      131,926  WellCare Health Plans, Inc. (a)     23,349,583
                                              ---------------
                                                  354,839,288
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 4.5%
      101,123  athenahealth, Inc. (a)              13,987,333
      142,550  Cerner Corp. (a)                     9,175,944
      386,369  Veeva Systems, Inc.,
                  Class A (a)                      24,634,887
                                              ---------------
                                                   47,798,164
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 10.5%
      239,636  Agilent Technologies, Inc.          14,327,836
       37,800  Bio-Techne Corp.                     4,381,398
      492,819  Bruker Corp.                        14,134,049
      187,349  Charles River Laboratories
                  International, Inc. (a)          18,397,672
       25,595  Illumina, Inc. (a)                   4,449,691
      139,056  PerkinElmer, Inc.                    9,154,057
      282,591  QIAGEN N.V.                          9,280,288
      211,739  Quintiles IMS Holdings,
                  Inc. (a)                         19,172,967
       81,461  Thermo Fisher Scientific, Inc.      14,298,849
      134,552  VWR Corp. (a)                        4,440,216
                                              ---------------
                                                  112,037,023
                                              ---------------
               PHARMACEUTICALS -- 6.1%
      423,760  Akorn, Inc. (a)                     14,246,811
       79,712  Bristol-Myers Squibb Co.             4,535,613
       33,573  Johnson & Johnson                    4,455,808
      528,637  Mallinckrodt PLC (a)                24,211,575
      244,081  Mylan N.V. (a)                       9,516,718
      132,231  Pfizer, Inc.                         4,384,780
       71,200  Zoetis, Inc.                         4,451,424
                                              ---------------
                                                   65,802,729
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                     1,067,602,126
               (Cost $943,851,324)            ---------------

               MONEY MARKET FUNDS -- 0.1%
      435,652  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (b)                   435,652
               (Cost $435,652)                ---------------

               TOTAL INVESTMENTS -- 100.1%      1,068,037,778
               (Cost $944,286,976) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%              (656,128)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,067,381,650
                                              ===============


Page 36                 See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JULY 31, 2017


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of July 31, 2017.

(c) Aggregate cost for federal income tax purposes is $947,401,674. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $145,442,718 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,806,614.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $1,067,602,126   $         --   $         --
Money Market
   Funds                   435,652             --             --
                    --------------------------------------------
Total Investments   $1,068,037,778   $         --   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Financial Statements                Page 37

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 14.8%
      108,193  Boeing (The) Co.               $    26,232,475
      311,832  BWX Technologies, Inc.              16,427,310
       54,000  General Dynamics Corp.              10,601,820
      148,907  HEICO Corp.                         11,967,655
       81,660  Huntington Ingalls Industries,
                  Inc.                             16,830,943
       64,025  L3 Technologies, Inc.               11,202,454
       54,759  Lockheed Martin Corp.               15,996,747
       41,672  Northrop Grumman Corp.              10,965,153
      108,759  Orbital ATK, Inc.                   11,112,995
       31,379  Raytheon Co.                         5,389,971
      101,805  Rockwell Collins, Inc.              10,845,287
      369,263  Spirit AeroSystems Holdings,
                  Inc., Class A                    22,314,563
      567,812  Textron, Inc.                       27,896,603
       18,846  TransDigm Group, Inc.                5,317,210
       87,605  United Technologies Corp.           10,387,325
                                              ---------------
                                                  213,488,511
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 3.5%
      123,058  FedEx Corp.                         25,599,756
      413,800  XPO Logistics, Inc. (a)             24,873,518
                                              ---------------
                                                   50,473,274
                                              ---------------
               AIRLINES -- 13.4%
      238,359  Alaska Air Group, Inc.              20,315,338
      531,476  American Airlines Group, Inc.       26,807,649
      228,581  Copa Holdings S.A., Class A         28,677,772
      497,654  Delta Air Lines, Inc.               24,564,201
    1,171,436  JetBlue Airways Corp. (a)           25,689,592
      430,381  Southwest Airlines Co.              23,890,449
      517,790  Spirit Airlines, Inc. (a)           20,116,142
      355,399  United Continental Holdings,
                  Inc. (a)                         24,053,404
                                              ---------------
                                                  194,114,547
                                              ---------------
               BUILDING PRODUCTS -- 2.0%
      269,871  A.O. Smith Corp.                    14,451,592
      187,399  Allegion PLC                        15,224,295
                                              ---------------
                                                   29,675,887
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.6%
       40,203  Cintas Corp.                         5,421,374
      159,397  Copart, Inc. (a)                     5,019,411
       79,510  Republic Services, Inc.              5,106,132
      373,416  Rollins, Inc.                       16,209,989
       69,084  Waste Management, Inc.               5,191,663
                                              ---------------
                                                   36,948,569
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 4.4%
      661,774  AECOM (a)                           21,110,591
      233,673  Fluor Corp.                         10,148,418
       93,165  Jacobs Engineering Group, Inc.       4,911,659
      812,390  Quanta Services, Inc. (a)           27,401,915
                                              ---------------
                                                   63,572,583
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CONTAINERS & PACKAGING -- 1.6%
      242,108  Avery Dennison Corp.           $    22,499,096
                                              ---------------
               ELECTRICAL EQUIPMENT -- 6.0%
      176,614  AMETEK, Inc.                        10,875,890
      343,620  Eaton Corp. PLC                     26,888,265
       94,527  Hubbell, Inc.                       11,228,862
      327,945  Regal Beloit Corp.                  27,334,216
       31,286  Rockwell Automation, Inc.            5,163,129
      118,615  Sensata Technologies Holding
                  N.V. (a)                          5,351,909
                                              ---------------
                                                   86,842,271
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 6.0%
      308,642  FLIR Systems, Inc.                  11,518,520
      390,490  Keysight Technologies, Inc. (a)     16,240,479
      531,953  National Instruments Corp.          21,884,546
      426,179  Trimble, Inc. (a)                   15,951,880
      212,846  Zebra Technologies Corp.,
                  Class A (a)                      21,650,695
                                              ---------------
                                                   87,246,120
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 2.6%
      112,133  Carlisle Cos., Inc.                 10,943,060
       38,018  Honeywell International, Inc.        5,175,010
       92,407  Roper Technologies, Inc.            21,480,931
                                              ---------------
                                                   37,599,001
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.5%
       81,164  CoStar Group, Inc. (a)              22,364,740
                                              ---------------
               IT SERVICES -- 0.4%
      182,079  Genpact Ltd.                         5,280,291
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 3.2%
       45,442  Mettler-Toledo International,
                  Inc. (a)                         26,041,901
      116,379  Waters Corp. (a)                    20,184,774
                                              ---------------
                                                   46,226,675
                                              ---------------
               MACHINERY -- 21.8%
      158,739  AGCO Corp.                          11,451,431
      141,464  Caterpillar, Inc.                   16,119,823
      128,710  Colfax Corp. (a)                     5,313,149
       93,712  Cummins, Inc.                       15,734,245
      173,114  Deere & Co.                         22,207,064
      189,501  Dover Corp.                         15,918,084
       79,989  Fortive Corp.                        5,178,488
      195,783  Graco, Inc.                         22,718,659
      189,321  IDEX Corp.                          22,063,469
       74,676  Illinois Tool Works, Inc.           10,507,660
      378,343  ITT, Inc.                           15,512,063
      116,163  Lincoln Electric Holdings, Inc.     10,136,383
       41,767  Nordson Corp.                        5,304,409
       73,566  Oshkosh Corp.                        5,065,755
      323,972  PACCAR, Inc.                        22,175,883
       31,707  Parker-Hannifin Corp.                5,262,728
      135,413  Snap-on, Inc.                       20,880,685


Page 38                 See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
      108,020  Stanley Black & Decker, Inc.   $    15,197,334
      308,775  Toro (The) Co.                      21,950,815
      954,117  Trinity Industries, Inc.            26,152,347
       55,380  Wabtec Corp.                         4,173,437
      274,252  Xylem, Inc.                         15,558,316
                                              ---------------
                                                  314,582,227
                                              ---------------
               MARINE -- 1.7%
      400,058  Kirby Corp. (a)                     24,363,532
                                              ---------------
               PROFESSIONAL SERVICES -- 0.7%
       95,812  ManpowerGroup, Inc.                 10,266,256
                                              ---------------
               ROAD & RAIL -- 8.0%
      392,138  CSX Corp.                           19,348,089
      222,280  Genesee & Wyoming, Inc.,
                  Class A (a)                      14,483,765
      145,264  Kansas City Southern                14,989,792
      124,912  Norfolk Southern Corp.              14,062,593
      159,616  Old Dominion Freight Line, Inc.     15,308,770
      371,546  Ryder System, Inc.                  27,033,687
       98,223  Union Pacific Corp.                 10,113,040
                                              ---------------
                                                  115,339,736
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.6%
      744,695  Xerox Corp.                         22,839,796
                                              ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 3.9%
      715,842  Air Lease Corp.                     28,333,026
      124,447  MSC Industrial Direct Co.,
                  Inc., Class A                     8,861,871
       84,206  W.W. Grainger, Inc.                 14,040,509
       88,433  WESCO International, Inc. (a)        4,532,191
                                              ---------------
                                                   55,767,597
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.3%
       64,633  Macquarie Infrastructure Corp.       4,899,828
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                     1,444,390,537
               (Cost $1,369,325,815)          ---------------

               MONEY MARKET FUNDS -- 0.0%
      489,265  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (b)                   489,265
               (Cost $489,265)                ---------------

               TOTAL INVESTMENTS -- 100.0%      1,444,879,802
               (Cost $1,369,815,080) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%              (510,794)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,444,369,008
                                              ===============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of July 31, 2017.

(c) Aggregate cost for federal income tax purposes is $1,374,140,042. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $100,378,948 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $29,639,188.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $1,444,390,537   $         --   $         --
Money Market
   Funds                   489,265             --             --
                    --------------------------------------------
Total Investments   $1,444,879,802   $         --   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Financial Statements                Page 39

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.8%
       89,640  Hexcel Corp.                   $     4,586,879
                                              ---------------
               BUILDING PRODUCTS -- 8.8%
       34,290  Armstrong World Industries,
                  Inc. (a)                          1,664,780
       37,793  Lennox International, Inc.           6,462,603
      123,844  Masco Corp.                          4,722,172
      129,640  Owens Corning                        8,692,362
       54,353  USG Corp. (a)                        1,469,705
                                              ---------------
                                                   23,011,622
                                              ---------------
               CHEMICALS -- 36.3%
       24,256  Air Products and Chemicals,
                  Inc.                              3,447,990
       49,230  Axalta Coating Systems Ltd. (a)      1,550,745
      162,370  Cabot Corp.                          8,821,562
       49,843  Celanese Corp., Series A             4,793,401
      124,792  Chemours (The) Co.                   5,941,347
      110,043  Dow Chemical (The) Co.               7,069,162
       82,633  Eastman Chemical Co.                 6,871,760
       47,504  FMC Corp.                            3,628,356
      268,589  Huntsman Corp.                       7,149,839
       82,242  LyondellBasell Industries N.V.,
                  Class A                           7,409,182
       13,326  Monsanto Co.                         1,556,743
      207,275  Mosaic (The) Co.                     5,003,619
        3,426  NewMarket Corp.                      1,576,337
      114,603  Olin Corp.                           3,378,497
      684,185  Platform Specialty Products
                  Corp. (a)                         9,585,432
       14,345  PPG Industries, Inc.                 1,509,811
       11,900  Praxair, Inc.                        1,548,904
       13,483  Sherwin-Williams (The) Co.           4,547,411
      131,029  Westlake Chemical Corp.              9,219,201
                                              ---------------
                                                   94,609,299
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.8%
       31,632  Valmont Industries, Inc.             4,830,206
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 24.6%
       39,951  AptarGroup, Inc.                     3,233,234
      164,425  Ball Corp.                           6,889,408
      102,315  Bemis Co., Inc.                      4,335,087
      152,175  Berry Global Group, Inc. (a)         8,533,974
       58,166  Crown Holdings, Inc. (a)             3,459,132
      251,828  Graphic Packaging Holding Co.        3,321,611
       61,300  International Paper Co.              3,370,274
      362,686  Owens-Illinois, Inc. (a)             8,668,195
       77,883  Packaging Corp. of America           8,526,631
      148,901  Silgan Holdings, Inc.                4,511,700
       92,027  Sonoco Products Co.                  4,461,469
       83,516  WestRock Co.                         4,795,489
                                              ---------------
                                                   64,106,204
                                              ---------------
               MACHINERY -- 3.9%
       75,941  Ingersoll-Rand PLC                   6,673,695
       75,031  Timken (The) Co.                     3,413,911
                                              ---------------
                                                   10,087,606
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               METALS & MINING -- 18.1%
      212,568  Alcoa Corp.                    $     7,737,475
      288,942  Freeport-McMoRan, Inc. (a)           4,224,332
       48,698  Newmont Mining Corp.                 1,810,105
      119,931  Nucor Corp.                          6,916,421
      119,151  Reliance Steel & Aluminum Co.        8,621,766
       44,392  Royal Gold, Inc.                     3,847,011
       45,550  Southern Copper Corp.                1,791,937
      193,810  Steel Dynamics, Inc.                 6,862,812
    1,006,434  Tahoe Resources, Inc.                5,505,194
                                              ---------------
                                                   47,317,053
                                              ---------------
               PAPER & FOREST PRODUCTS -- 3.4%
      225,805  Domtar Corp.                         8,819,943
                                              ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 1.2%
       54,019  Univar, Inc. (a)                     1,676,750
       10,229  Watsco, Inc.                         1,542,226
                                              ---------------
                                                    3,218,976
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        260,587,788
               (Cost $247,689,159)            ---------------

               MONEY MARKET FUNDS -- 0.1%
      155,710  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (b)                   155,710
               (Cost $155,710)                ---------------

               TOTAL INVESTMENTS -- 100.0%        260,743,498
               (Cost $247,844,869) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%               (17,845)
                                              ---------------
               NET ASSETS -- 100.0%           $   260,725,653
                                              ===============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of July 31, 2017.

(c) Aggregate cost for federal income tax purposes is $250,133,272. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,179,378 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,569,152.


Page 40                 See Notes to Financial Statements

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

JULY 31, 2017

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*       $ 260,587,788   $         --   $         --
Money Market
   Funds                   155,710             --             --
                    --------------------------------------------
Total Investments    $ 260,743,498   $         --   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Financial Statements                Page 41

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               COMMUNICATIONS EQUIPMENT
                  -- 9.4%
       86,785  Arista Networks, Inc. (a)      $    12,956,133
      347,963  ARRIS International PLC (a)          9,729,045
      311,490  Cisco Systems, Inc.                  9,796,361
       64,097  CommScope Holding Co.,
                  Inc. (a)                          2,357,488
      120,462  EchoStar Corp., Class A (a)          7,315,657
      349,701  Juniper Networks, Inc.               9,774,143
       28,108  Motorola Solutions, Inc.             2,548,833
       18,210  Palo Alto Networks, Inc. (a)         2,399,714
                                              ---------------
                                                   56,877,374
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 17.5%
       33,014  Amphenol Corp., Class A              2,529,533
      124,329  Arrow Electronics, Inc. (a)         10,106,704
      250,766  Avnet, Inc.                          9,624,399
      207,890  CDW Corp.                           13,186,463
       86,131  Cognex Corp.                         8,187,613
       57,774  Coherent, Inc. (a)                  15,310,110
      432,600  Corning, Inc.                       12,605,964
       99,570  Dolby Laboratories, Inc.,
                  Class A                           5,152,748
       89,591  IPG Photonics Corp. (a)             13,675,170
      167,000  Jabil, Inc.                          5,093,500
       89,237  Universal Display Corp.             10,761,982
                                              ---------------
                                                  106,234,186
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 8.3%
      146,798  Akamai Technologies, Inc. (a)        6,920,058
        7,870  Alphabet, Inc., Class A (a)          7,441,085
       48,432  Facebook, Inc., Class A (a)          8,197,116
      229,844  GoDaddy, Inc., Class A (a)           9,878,695
       94,438  IAC/InterActiveCorp (a)              9,881,048
       46,657  LogMeIn, Inc.                        5,433,208
      140,249  Match Group, Inc. (a) (b)            2,559,544
                                              ---------------
                                                   50,310,754
                                              ---------------
               IT SERVICES -- 9.7%
       75,628  Amdocs Ltd.                          5,079,933
      110,131  Cognizant Technology
                  Solutions Corp., Class A          7,634,281
      230,310  CSRA, Inc.                           7,510,409
      210,694  DST Systems, Inc.                   11,567,100
      127,089  DXC Technology Co.                   9,961,236
       59,205  Gartner, Inc. (a)                    7,597,186
       31,686  International Business
                  Machines Corp.                    4,584,014
      165,314  Teradata Corp. (a)                   5,260,291
                                              ---------------
                                                   59,194,450
                                              ---------------
               PROFESSIONAL SERVICES -- 1.3%
      166,040  IHS Markit Ltd. (a)                  7,745,766
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 21.7%
      390,613  Advanced Micro Devices,
                  Inc. (a)                    $     5,316,243
      236,019  Applied Materials, Inc.             10,458,002
       41,844  Broadcom Ltd.                       10,321,241
      357,142  Cypress Semiconductor Corp.          5,071,416
      385,291  Intel Corp.                         13,666,272
       26,636  KLA-Tencor Corp.                     2,467,293
       91,909  Lam Research Corp.                  14,655,809
       94,746  Microchip Technology, Inc.           7,583,470
      435,357  Micron Technology, Inc. (a)         12,242,239
      104,167  Microsemi Corp. (a)                  5,425,017
       89,930  NVIDIA Corp.                        14,614,524
       66,815  NXP Semiconductors N.V. (a)          7,371,699
      520,835  ON Semiconductor Corp. (a)           7,786,483
       38,495  Qorvo, Inc. (a)                      2,639,217
      132,425  QUALCOMM, Inc.                       7,043,686
       81,161  Teradyne, Inc.                       2,807,359
       37,893  Xilinx, Inc.                         2,397,111
                                              ---------------
                                                  131,867,081
                                              ---------------
               SOFTWARE -- 26.4%
      225,812  Activision Blizzard, Inc.           13,950,665
       51,702  Adobe Systems, Inc. (a)              7,573,826
       40,061  ANSYS, Inc. (a)                      5,189,903
      277,141  Atlassian Corp. PLC, Class A (a)     9,927,191
       48,347  Autodesk, Inc. (a)                   5,356,364
      212,144  CA, Inc.                             6,584,950
      145,563  Cadence Design Systems,
                  Inc. (a)                          5,371,275
       92,218  Electronic Arts, Inc. (a)           10,765,529
       65,102  Fortinet, Inc. (a)                   2,402,915
       70,943  Guidewire Software, Inc. (a)         5,119,247
       36,713  Intuit, Inc.                         5,037,391
       48,607  Oracle Corp.                         2,426,947
       76,366  Red Hat, Inc. (a)                    7,550,306
       28,139  salesforce.com, Inc. (a)             2,555,021
      122,635  ServiceNow, Inc. (a)                13,545,036
      253,842  SS&C Technologies Holdings,
                  Inc.                              9,838,916
       86,276  Symantec Corp.                       2,673,693
       66,851  Synopsys, Inc. (a)                   5,118,781
      159,136  Tableau Software, Inc.,
                  Class A (a)                      10,256,315
      177,164  Take-Two Interactive Software,
                  Inc. (a)                         14,080,995
       27,753  Tyler Technologies, Inc. (a)         4,768,243
      100,509  Workday, Inc., Class A (a)          10,262,974
                                              ---------------
                                                  160,356,483
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 5.6%
       16,923  Apple, Inc.                          2,516,958
      783,593  Hewlett Packard Enterprise Co.      13,720,713
      139,447  HP, Inc.                             2,663,438
       60,864  NetApp, Inc.                         2,642,715


Page 42                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS (CONTINUED)
      146,730  Western Digital Corp.          $    12,489,657
                                              ---------------
                                                   34,033,481
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        606,619,575
               (Cost $530,414,395)            ---------------

               MONEY MARKET FUNDS -- 0.3%
      522,751  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (c) (d)                       522,751
      963,649  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (c)                   963,649
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                           1,486,400
               (Cost $1,486,400)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.3%
$     420,269  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of $420,280.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.125%, due 06/30/21. The
                  value of the collateral
                  including accrued interest
                  is $429,098. (d)                    420,269

    1,447,220  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $1,447,261. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $1,483,202. (d)       1,447,220
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.3%                1,867,489
               (Cost $1,867,489)              ---------------

               TOTAL INVESTMENTS -- 100.5%        609,973,464
               (Cost $533,768,284) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.5)%            (2,872,869)
                                              ---------------
               NET ASSETS -- 100.0%           $   607,100,595
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D -- Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,303,260 and the total value of the collateral held by the Fund is $2,392,514.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $537,792,437. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $78,359,119 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,178,092.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $  606,619,575   $         --   $         --
Money Market
   Funds                 1,486,400             --             --
Repurchase
   Agreements                   --      1,867,489             --
                    --------------------------------------------
Total Investments   $  608,105,975   $  1,867,489   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Financial Statements                Page 43

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JULY 31, 2017

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     2,303,260
Non-cash Collateral(2)                             (2,303,260)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,867,489
Non-cash Collateral(4)                             (1,867,489)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 44                 See Notes to Financial Statements

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 10.2%
    1,671,088  AT&T, Inc.                     $    65,172,432
    2,640,285  CenturyLink, Inc. (a)               61,439,432
      186,079  Level 3 Communications,
                  Inc. (b)                         10,919,116
                                              ---------------
                                                  137,530,980
                                              ---------------
               ELECTRIC UTILITIES -- 50.4%
      274,681  Alliant Energy Corp.                11,132,821
    1,428,068  Avangrid, Inc.                      64,862,849
      603,406  Duke Energy Corp.                   51,361,919
      483,825  Edison International                38,067,351
      623,117  Eversource Energy                   37,879,282
    1,747,984  Exelon Corp.                        67,017,707
    1,292,014  Great Plains Energy, Inc.           39,871,552
    1,557,757  Hawaiian Electric Industries,
                  Inc.                             51,390,403
      269,972  NextEra Energy, Inc.                39,440,209
    1,087,375  OGE Energy Corp.                    38,993,268
      949,984  PG&E Corp.                          64,304,417
      444,209  Pinnacle West Capital Corp.         38,526,247
    1,304,714  PPL Corp.                           50,009,688
      790,083  Southern (The) Co.                  37,868,678
      475,663  Westar Energy, Inc.                 24,139,897
      549,679  Xcel Energy, Inc.                   26,005,313
                                              ---------------
                                                  680,871,601
                                              ---------------
               GAS UTILITIES -- 3.6%
      133,022  Atmos Energy Corp.                  11,540,989
      197,605  National Fuel Gas Co.               11,700,192
      520,970  UGI Corp.                           26,293,356
                                              ---------------
                                                   49,534,537
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 4.0%
    3,727,981  Calpine Corp. (b)                   53,608,367
                                              ---------------
               MULTI-UTILITIES -- 25.2%
      922,634  Ameren Corp.                        51,759,767
      238,573  CMS Energy Corp.                    11,031,616
      624,094  Consolidated Edison, Inc.           51,712,429
      476,789  DTE Energy Co.                      51,045,030
      962,599  MDU Resources Group, Inc.           25,364,484
      994,469  NiSource, Inc.                      25,915,862
      940,900  SCANA Corp.                         60,565,733
      223,679  Sempra Energy                       25,277,964
      188,813  Vectren Corp.                       11,349,549
      410,865  WEC Energy Group, Inc.              25,872,169
                                              ---------------
                                                  339,894,603
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 6.4%
    1,343,917  Sprint Corp. (b)               $    10,724,458
    2,272,043  Telephone & Data Systems, Inc.      64,594,182
      182,025  T-Mobile US, Inc. (b)               11,223,661
                                              ---------------
                                                   86,542,301
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                      1,347,982,389
               (Cost $1,273,671,110)          ---------------

               MONEY MARKET FUNDS -- 0.9%
   10,243,666  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (c) (d)                    10,243,666
    2,103,878  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class 0.91% (c)                   2,103,878
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.9%                          12,347,544
               (Cost $12,347,544)             ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.7%
$   8,235,468  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $8,235,684. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.125%, due
                  06/30/21. The value of the
                  collateral including accrued
                  interest is $8,408,485. (d)       8,235,468

   28,359,301  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $28,360,104. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $29,064,399. (d)     28,359,301
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 2.7%               36,594,769
               (Cost $36,594,769)             ---------------

               TOTAL INVESTMENTS -- 103.4%      1,396,924,702
               (Cost $1,322,613,423) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.4)%           (46,593,145)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,350,331,557
                                              ===============


                        See Notes to Financial Statements                Page 45

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

JULY 31, 2017


(a) All or a portion of this security is on loan (see Note 2D -- Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $45,935,469 and the total value of the collateral held by the Fund is $46,882,999.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $1,336,855,634. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $80,158,390 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,089,322.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $1,347,982,389   $         --   $         --
Money Market
   Funds                12,347,544             --             --
Repurchase
   Agreements                   --     36,594,769             --
                    --------------------------------------------
Total Investments   $1,360,329,933   $ 36,594,769   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    45,935,469
Non-cash Collateral(2)                            (45,935,469)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    36,594,769
Non-cash Collateral(4)                            (36,594,769)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 46                 See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2017


                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

ASSETS:
Investments, at value.............................................     $  421,047,288        $  486,662,875        $  263,184,221
Cash  ............................................................                 --                    --                    --
Cash collateral received from securities on loan..................             13,093                24,012                13,098
Receivables:
      Investment securities sold..................................                 --             4,682,452             1,364,781
      Dividends...................................................            224,021               358,522               135,085
      Securities lending income...................................             14,353                16,551                14,239
      Reclaims....................................................                 --                    --                    --
Prepaid expenses..................................................              6,266                 7,695                 7,707
                                                                       --------------        --------------        --------------
      Total Assets................................................        421,305,021           491,752,107           264,719,131
                                                                       --------------        --------------        --------------
LIABILITIES:
Due to custodian..................................................                 --                17,399                    --
Payables:
      Capital shares redeemed.....................................                 --             4,683,266             1,366,004
      Investment securities purchased.............................                 --                    --                    --
      Investment advisory fees....................................            170,616               206,463               110,206
      Collateral for securities on loan...........................         13,775,163            25,261,908            13,780,291
      Licensing fees..............................................             55,371                75,589                43,575
      Audit and tax fees..........................................             30,470                30,470                30,470
      Printing fees...............................................             19,125                26,365                44,174
      Trustees' fees..............................................                662                   672                   652
Other liabilities.................................................             56,986                74,164                47,954
                                                                       --------------        --------------        --------------
      Total Liabilities...........................................         14,108,393            30,376,296            15,423,326
                                                                       --------------        --------------        --------------
NET ASSETS........................................................     $  407,196,628        $  461,375,811        $  249,295,805
                                                                       ==============        ==============        ==============
NET ASSETS CONSIST OF:
Paid-in capital...................................................     $  807,538,345        $  692,893,179        $  618,260,151
Par value.........................................................            108,500                98,500               182,500
Accumulated net investment income (loss)..........................            273,647               233,742                    --
Accumulated net realized gain (loss) on investments...............       (410,161,420)         (219,252,865)         (339,214,122)
Net unrealized appreciation (depreciation) on investments.........          9,437,556           (12,596,745)          (29,932,724)
                                                                       --------------        --------------        --------------

NET ASSETS........................................................     $  407,196,628        $  461,375,811        $  249,295,805
                                                                       ==============        ==============        ==============
NET ASSET VALUE, per share........................................     $        37.53        $        46.84        $        13.66
                                                                       ==============        ==============        ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).........................         10,850,002             9,850,002            18,250,002
                                                                       ==============        ==============        ==============
Investments, at cost..............................................     $  411,609,732        $  499,259,620        $  293,116,945
                                                                       ==============        ==============        ==============
Securities on loan, at value......................................     $   13,418,274        $   24,704,100        $   13,624,817
                                                                       ==============        ==============        ==============


Page 48                 See Notes to Financial Statements


                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $1,138,234,525        $1,068,037,778        $1,444,879,802        $  260,743,498        $  609,973,464        $1,396,924,702
            178,503                    --                 4,073                    --                    --                    --
             15,046                    --                    --                    --                 2,274                44,564

          3,271,785             3,368,514                    --             1,930,307             2,265,746                    --
            851,235               124,043               545,836               215,175                10,125             1,174,614
             13,935                 1,318                   219                    16                 2,511                64,451
                 --                    --                    --                 5,559                    --                    --
              4,878                 4,701                 3,370                 2,700                 3,182                 8,265
     --------------        --------------        --------------        --------------        --------------        --------------
      1,142,569,907         1,071,536,354         1,445,433,300           262,897,255           612,257,302         1,398,216,596
     --------------        --------------        --------------        --------------        --------------        --------------

                 --                    --                    --                    --                    --                    --

                 --             3,367,616                    --             1,931,301             2,267,638                    --
          4,704,033                    --                    --                    --                    --                    --
            457,963               453,976               621,997               114,508               268,651               574,077
         15,828,494                    --                    --                    --             2,392,514            46,882,999
            136,408               134,803               192,829                39,741                88,554               185,872
             30,470                30,470                30,470                30,470                30,470                30,470
             35,242                31,240                38,618                13,661                18,506                40,953
                700                   704                   735                   652                   682                   732
            142,916               135,895               179,643                41,269                89,692               169,936
     --------------        --------------        --------------        --------------        --------------        --------------
         21,336,226             4,154,704             1,064,292             2,171,602             5,156,707            47,885,039
     --------------        --------------        --------------        --------------        --------------        --------------
     $1,121,233,681        $1,067,381,650        $1,444,369,008        $  260,725,653        $  607,100,595        $1,350,331,557
     ==============        ==============        ==============        ==============        ==============        ==============

     $1,084,446,959        $1,494,727,314        $1,493,462,022        $  363,683,535        $  702,406,198        $1,390,329,059
            381,500               159,500               408,500                67,500               134,550               488,500
          1,511,930              (273,236)                   --               283,260                    --             1,934,198
        (94,579,876)         (550,982,730)         (124,566,236)         (116,207,271)         (171,645,333)         (116,731,479)
        129,473,168           123,750,802            75,064,722            12,898,629            76,205,180            74,311,279
     --------------        --------------        --------------        --------------        --------------        --------------

     $1,121,233,681        $1,067,381,650        $1,444,369,008        $  260,725,653        $  607,100,595        $1,350,331,557
     ==============        ==============        ==============        ==============        ==============        ==============
     $        29.39        $        66.92        $        35.36        $        38.63        $        45.12        $        27.64
     ==============        ==============        ==============        ==============        ==============        ==============

         38,150,002            15,950,002            40,850,002             6,750,002            13,455,000            48,850,002
     ==============        ==============        ==============        ==============        ==============        ==============
     $1,008,761,357        $  944,286,976        $1,369,815,080        $  247,844,869        $  533,768,284        $1,322,613,423
     ==============        ==============        ==============        ==============        ==============        ==============
     $   15,628,927        $           --        $           --        $           --        $    2,303,260        $   45,935,469
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 49

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2017

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

INVESTMENT INCOME:
Dividends.........................................................     $   11,734,885        $   18,274,668        $   17,271,752
Securities lending income (net of fees)...........................            240,951               132,173               966,939
Interest..........................................................                361                 1,904                 1,106
Foreign tax withholding...........................................                 --                    --               (19,704)
                                                                       --------------        --------------        --------------
      Total investment income.....................................         11,976,197            18,408,745            18,220,093
                                                                       --------------        --------------        --------------

EXPENSES:
Investment advisory fees..........................................          4,228,776             5,902,947             5,486,706
Accounting and administration fees................................            404,460               551,473               517,104
Licensing fees....................................................            338,302               472,236               438,936
Custodian fees....................................................            127,285               168,477               146,394
Legal fees........................................................             40,051                58,556                61,869
Transfer agent fees...............................................             37,438                48,744                46,815
Printing fees.....................................................             29,531                49,747               117,782
Audit and tax fees................................................             25,525                25,525                25,525
Listing fees......................................................             11,117                11,522                10,877
Trustees' fees and expenses.......................................              9,070                 9,713                 9,779
Other expenses....................................................             46,481                57,937                28,464
                                                                       --------------        --------------        --------------
      Total expenses..............................................          5,298,036             7,356,877             6,890,251
                                                                       --------------        --------------        --------------

NET INVESTMENT INCOME (LOSS)......................................          6,678,161            11,051,868            11,329,842
                                                                       --------------        --------------        --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.................................................        (48,427,331)          (46,510,564)          (95,016,569)
      In-kind redemptions.........................................        122,100,766           129,561,473            99,308,946
                                                                       --------------        --------------        --------------
Net realized gain (loss)..........................................         73,673,435            83,050,909             4,292,377
                                                                       --------------        --------------        --------------
Net change in unrealized appreciation (depreciation) on
   investments....................................................        (88,610,048)         (269,896,843)          (22,041,503)
                                                                       --------------        --------------        --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)...........................        (14,936,613)         (186,845,934)          (17,749,126)
                                                                       --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS................................................     $   (8,258,452)       $ (175,794,066)       $   (6,419,284)
                                                                       ==============        ==============        ==============


Page 50                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $   21,943,070        $    5,571,610        $   12,012,842        $    6,216,752        $    8,250,887        $   49,966,982
            112,141               105,410                 8,832                   784               228,789               502,278
                778                   856                   231                   254                   965                 1,254
            (38,696)                   --                (8,599)              (15,370)                   --                    --
     --------------        --------------        --------------        --------------        --------------        --------------
         22,017,293             5,677,876            12,013,306             6,202,420             8,480,641            50,470,514
     --------------        --------------        --------------        --------------        --------------        --------------


          4,669,835             4,980,202             5,184,655             1,514,489             2,925,515             7,504,799
            464,469               496,495               487,644               151,710               292,628               701,566
            373,587               398,416               414,773               121,159               234,041               600,384
            182,416               133,442               181,821                59,481               100,242               192,616
             48,820                49,404                59,540                15,489                28,730                80,415
             46,307                49,001                44,312                15,152                29,296                62,533
             63,509                19,473                76,152                31,090                33,407               119,732
             25,525                25,525                25,525                25,525                25,525                25,525
             10,474                11,520                 8,377                 7,973                 7,570                10,473
              9,389                 9,523                 9,765                 8,314                 8,808                10,465
             23,504                43,898                10,827                 8,936                17,272                34,024
     --------------        --------------        --------------        --------------        --------------        --------------
          5,917,835             6,216,899             6,503,391             1,959,318             3,703,034             9,342,532
     --------------        --------------        --------------        --------------        --------------        --------------

         16,099,458              (539,023)            5,509,915             4,243,102             4,777,607            41,127,982
     --------------        --------------        --------------        --------------        --------------        --------------



        (12,486,726)            6,197,155           (26,128,256)          (10,115,670)          (13,222,318)          (82,760,915)
         67,328,069            36,373,074            80,259,745            38,321,990           103,749,050           156,225,869
     --------------        --------------        --------------        --------------        --------------        --------------
         54,841,343            42,570,229            54,131,489            28,206,320            90,526,732            73,464,954
     --------------        --------------        --------------        --------------        --------------        --------------

        120,801,961            24,576,136            77,658,057              (234,173)           55,946,418           (83,198,598)
     --------------        --------------        --------------        --------------        --------------        --------------

        175,643,304            67,146,365           131,789,546            27,972,147           146,473,150            (9,733,644)
     --------------        --------------        --------------        --------------        --------------        --------------

     $  191,742,762        $   66,607,342        $  137,299,461        $   32,215,249        $  151,250,757        $   31,394,338
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                         FIRST TRUST
                                                                    CONSUMER DISCRETIONARY                 CONSUMER STAPLES
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXD)                               (FXG)
                                                              ----------------------------------  ----------------------------------
                                                                 Year Ended        Year Ended        Year Ended        Year Ended
                                                                 7/31/2017         7/31/2016         7/31/2017         7/31/2016
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)............................       $    6,678,161    $   29,788,504    $   11,051,868    $   42,269,542
Net realized gain (loss)................................           73,673,435       (80,334,679)       83,050,909       120,771,029
Net change in unrealized appreciation (depreciation)....          (88,610,048)     (100,608,196)     (269,896,843)       14,709,674
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from operations......................................           (8,258,452)     (151,154,371)     (175,794,066)      177,750,245
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................           (8,092,726)      (20,327,690)      (13,016,446)      (43,760,331)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................          421,516,424       528,560,536       117,849,829     1,224,704,586
Cost of shares redeemed.................................       (1,764,870,475)   (1,149,847,535)   (2,025,963,673)   (1,694,753,288)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................       (1,343,354,051)     (621,286,999)   (1,908,113,844)     (470,048,702)
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets.................       (1,359,705,229)     (792,769,060)   (2,096,924,356)     (336,058,788)

NET ASSETS:
Beginning of period.....................................        1,766,901,857     2,559,670,917     2,558,300,167     2,894,358,955
                                                               --------------    --------------    --------------    --------------
End of period...........................................       $  407,196,628    $1,766,901,857    $  461,375,811    $2,558,300,167
                                                               ==============    ==============    ==============    ==============
Accumulated net investment income (loss)
   at end of period.....................................       $      273,647    $    1,688,212    $      233,742    $    2,198,320
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................           49,000,002        68,650,002        52,150,002        63,350,002
Shares sold.............................................           11,750,000        15,500,000         2,600,000        26,950,000
Shares redeemed.........................................          (49,900,000)      (35,150,000)      (44,900,000)      (38,150,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period.......................           10,850,002        49,000,002         9,850,002        52,150,002
                                                               ==============    ==============    ==============    ==============


Page 52                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST                             FIRST TRUST
              ENERGY                                FINANCIALS                             HEALTH CARE
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXN)                                   (FXO)                                   (FXH)
----------------------------------      ----------------------------------      ----------------------------------
   Year Ended        Year Ended            Year Ended        Year Ended            Year Ended        Year Ended
   7/31/2017         7/31/2016             7/31/2017         7/31/2016             7/31/2017         7/31/2016
----------------------------------      ----------------------------------      ----------------------------------


 $   11,329,842    $    9,239,848        $   16,099,458    $   14,636,835        $     (539,023)   $      199,573
      4,292,377      (108,050,785)           54,841,343       (34,976,083)           42,570,229      (426,073,938)
    (22,041,503)       87,116,140           120,801,961       (22,876,460)           24,576,136      (359,011,037)
 --------------    --------------        --------------    --------------        --------------    --------------

     (6,419,284)      (11,694,797)          191,742,762       (43,215,708)           66,607,342      (784,885,402)
 --------------    --------------        --------------    --------------        --------------    --------------


    (12,309,665)       (9,168,230)          (15,417,041)      (14,585,861)                   --                --
 --------------    --------------        --------------    --------------        --------------    --------------


    534,297,871     1,744,096,367           602,708,503       330,067,936           209,852,248       499,800,743
 (1,724,350,417)     (611,447,932)         (368,492,892)     (636,550,366)         (356,970,458)   (2,800,608,199)
 --------------    --------------        --------------    --------------        --------------    --------------

 (1,190,052,546)    1,132,648,435           234,215,611      (306,482,430)         (147,118,210)   (2,300,807,456)
 --------------    --------------        --------------    --------------        --------------    --------------
 (1,208,781,495)    1,111,785,408           410,541,332      (364,283,999)          (80,510,868)   (3,085,692,858)


  1,458,077,300       346,291,892           710,692,349     1,074,976,348         1,147,892,518     4,233,585,376
 --------------    --------------        --------------    --------------        --------------    --------------
 $  249,295,805    $1,458,077,300        $1,121,233,681    $  710,692,349        $1,067,381,650    $1,147,892,518
 ==============    ==============        ==============    ==============        ==============    ==============

 $           --    $      455,296        $    1,511,930    $    1,666,832        $     (273,236)   $           --
 ==============    ==============        ==============    ==============        ==============    ==============


    100,300,002        20,450,002            29,500,002        44,000,002            18,650,002        60,800,002
     34,250,000       121,250,000            22,450,000        13,900,000             3,350,000         8,400,000
   (116,300,000)      (41,400,000)          (13,800,000)      (28,400,000)           (6,050,000)      (50,550,000)
 --------------    --------------        --------------    --------------        --------------    --------------
     18,250,002       100,300,002            38,150,002        29,500,002            15,950,002        18,650,002
 ==============    ==============        ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         FIRST TRUST                         FIRST TRUST
                                                                INDUSTRIALS/PRODUCER DURABLES                 MATERIALS
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXR)                               (FXZ)
                                                              ----------------------------------  ----------------------------------
                                                                 Year Ended        Year Ended        Year Ended        Year Ended
                                                                 7/31/2017         7/31/2016         7/31/2017         7/31/2016
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)............................       $    5,509,915    $    2,034,149    $    4,243,102    $    1,780,815
Net realized gain (loss)................................           54,131,489       (48,140,128)       28,206,320        (5,133,500)
Net change in unrealized appreciation (depreciation)....           77,658,057        17,783,566          (234,173)       20,741,252
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from operations......................................          137,299,461       (28,322,413)       32,215,249        17,388,567
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................           (5,662,895)       (2,100,096)       (4,167,221)       (1,770,475)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................        1,848,198,516       130,231,645       304,757,767       233,779,536
Cost of shares redeemed.................................         (694,634,625)     (320,727,167)     (322,638,114)     (155,309,996)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................        1,153,563,891      (190,495,522)      (17,880,347)       78,469,540
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets.................        1,285,200,457      (220,918,031)       10,167,681        94,087,632

NET ASSETS:
Beginning of period.....................................          159,168,551       380,086,582       250,557,972       156,470,340
                                                               --------------    --------------    --------------    --------------
End of period...........................................       $1,444,369,008    $  159,168,551    $  260,725,653    $  250,557,972
                                                               ==============    ==============    ==============    ==============
Accumulated net investment income (loss)
   at end of period.....................................       $           --    $           13    $      283,260    $      207,379
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................            5,500,002        12,900,002         7,300,002         5,100,002
Shares sold.............................................           55,600,000         4,700,000         8,400,000         7,400,000
Shares redeemed.........................................          (20,250,000)      (12,100,000)       (8,950,000)       (5,200,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period.......................           40,850,002         5,500,002         6,750,002         7,300,002
                                                               ==============    ==============    ==============    ==============


Page 54                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST
            TECHNOLOGY                              UTILITIES
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXL)                                   (FXU)
----------------------------------      ----------------------------------
   Year Ended        Year Ended            Year Ended        Year Ended
   7/31/2017         7/31/2016             7/31/2017         7/31/2016
----------------------------------      ----------------------------------


 $    4,777,607    $    4,930,851        $   41,127,982    $   24,285,983
     90,526,732       (30,276,505)           73,464,954        51,804,269
     55,946,418        (7,729,201)          (83,198,598)      169,798,579
 --------------    --------------        --------------    --------------

    151,250,757       (33,074,855)           31,394,338       245,888,831
 --------------    --------------        --------------    --------------


     (5,291,512)       (4,908,173)          (42,472,356)      (21,192,761)
 --------------    --------------        --------------    --------------


    487,090,927       175,513,323           805,129,217     2,662,292,317
   (517,427,673)     (547,023,151)       (1,275,017,752)   (1,188,257,991)
 --------------    --------------        --------------    --------------

    (30,336,746)     (371,509,828)         (469,888,535)    1,474,034,326
 --------------    --------------        --------------    --------------
    115,622,499      (409,492,856)         (480,966,553)    1,698,730,396


    491,478,096       900,970,952         1,831,298,110       132,567,714
 --------------    --------------        --------------    --------------
 $  607,100,595    $  491,478,096        $1,350,331,557    $1,831,298,110
 ==============    ==============        ==============    ==============

 $           --    $       50,357        $    1,934,198    $    3,278,572
 ==============    ==============        ==============    ==============


     14,105,000        25,755,000            66,700,002         5,750,002
     11,750,000         5,450,000            29,950,000       109,500,000
    (12,400,000)      (17,100,000)          (47,800,000)      (48,550,000)
 --------------    --------------        --------------    --------------
     13,455,000        14,105,000            48,850,002        66,700,002
 ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2017         2016         2015         2014         2013
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    36.06   $    37.29   $    32.24   $    28.81   $    20.52
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.34         0.53         0.30         0.13         0.29
Net realized and unrealized gain (loss)                        1.48        (1.43)        5.03         3.43         8.29
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               1.82        (0.90)        5.33         3.56         8.58
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.35)       (0.33)       (0.28)       (0.13)       (0.29)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    37.53   $    36.06   $    37.29   $    32.24   $    28.81
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                               5.10%       (2.34)%      16.54%       12.37%       42.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  407,197   $1,766,902   $2,559,671   $  943,060   $  737,449
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.63%        0.61%        0.63%        0.70%        0.72%
Ratio of net expenses to average net assets                    0.63%        0.61%        0.63%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                                          0.79%        1.39%        0.91%        0.42%        1.20%
Portfolio turnover rate (b)                                      93%         103%         131%         100%          99%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2017         2016         2015         2014         2013
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    49.06   $    45.69   $    37.71   $    33.22   $    23.50
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.56         0.76         0.72         0.51         0.35
Net realized and unrealized gain (loss)                       (2.20)        3.38         7.95         4.51         9.85
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              (1.64)        4.14         8.67         5.02        10.20
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.58)       (0.77)       (0.69)       (0.53)       (0.48)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    46.84   $    49.06   $    45.69   $    37.71   $    33.22
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              (3.31)%       9.19%       23.09%       15.14%       43.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  461,376   $2,558,300   $2,894,359   $1,059,728   $  657,759
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.62%        0.61%        0.62%        0.69%        0.71%
Ratio of net expenses to average net assets                    0.62%        0.61%        0.62%        0.69%        0.70%
Ratio of net investment income (loss) to
   average net assets                                          0.94%        1.60%        1.75%        1.59%        1.37%
Portfolio turnover rate (b)                                     100%         102%          87%         100%         107%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 56                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2017         2016         2015         2014         2013
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    14.54   $    16.93   $    28.07   $    22.62   $    18.51
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.14         0.22         0.40         0.27         0.23
Net realized and unrealized gain (loss)                       (0.85)       (2.37)      (11.14)        5.43         4.12
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              (0.71)       (2.15)      (10.74)        5.70         4.35
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.17)       (0.24)       (0.40)       (0.25)       (0.24)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    13.66   $    14.54   $    16.93   $    28.07   $    22.62
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              (4.99)%     (12.67)%     (38.59)%      25.30%       23.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  249,296   $1,458,077   $  346,292   $  813,925   $  191,135
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.63%        0.62%        0.64%        0.70%        0.74%
Ratio of net expenses to average net assets                    0.63%        0.62%        0.64%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                                          1.03%        1.40%        1.68%        1.10%        0.82%
Portfolio turnover rate (b)                                      55%         112%          97%          72%          93%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2017         2016         2015         2014         2013
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    24.09   $    24.43   $    21.64   $    19.79   $    14.47
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.44         0.39         0.30         0.33         0.32
Net realized and unrealized gain (loss)                        5.30        (0.36)        2.79         1.83         5.32
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               5.74         0.03         3.09         2.16         5.64
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.44)       (0.37)       (0.30)       (0.31)       (0.32)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    29.39   $    24.09   $    24.43   $    21.64   $    19.79
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              24.00%        0.22%       14.39%       10.95%       39.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,121,234   $  710,692   $1,074,976   $  904,448   $  398,820
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.63%        0.64%        0.64%        0.69%        0.72%
Ratio of net expenses to average net assets                    0.63%        0.64%        0.64%        0.69%        0.70%
Ratio of net investment income (loss) to
   average net assets                                          1.72%        1.72%        1.59%        1.61%        1.92%
Portfolio turnover rate (b)                                      80%          75%          80%          55%          65%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

                                                                                YEAR ENDED JULY 31,
                                                        -------------------------------------------------------------------
                                                           2017         2016              2015         2014         2013
                                                        ----------   ----------        ----------   ----------   ----------
Net asset value, beginning of period                    $    61.55   $    69.63        $    53.13   $    42.58   $    30.00
                                                        ----------   ----------        ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 (0.03)        0.00 (a) (b)     (0.05)       (0.01)        0.13
Net realized and unrealized gain (loss)                       5.40        (8.08)            16.55        10.56        12.58
                                                        ----------   ----------        ----------   ----------   ----------
Total from investment operations                              5.37        (8.08)            16.50        10.55        12.71
                                                        ----------   ----------        ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                           --           --                --           --        (0.13)
                                                        ----------   ----------        ----------   ----------   ----------
Net asset value, end of period                          $    66.92   $    61.55        $    69.63   $    53.13   $    42.58
                                                        ==========   ==========        ==========   ==========   ==========
TOTAL RETURN (c)                                              8.72%      (11.60)%           31.06%       24.78%       42.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                    $1,067,382   $1,147,893        $4,233,585   $2,151,907   $  981,566
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                 0.62%        0.61%             0.62%        0.67%        0.71%
Ratio of net expenses to average net assets                   0.62%        0.61%             0.62%        0.67%        0.70%
Ratio of net investment income (loss) to
   average net assets                                        (0.05)%       0.01%            (0.10)%      (0.01)%       0.36%
Portfolio turnover rate (d)                                    112%         118%              125%          81%          96%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2017         2016         2015         2014         2013
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    28.94   $    29.46   $    29.27   $    24.11   $    17.76
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.17         0.24         0.13         0.24         0.32
Net realized and unrealized gain (loss)                        6.42        (0.51)        0.26         5.16         6.34
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               6.59        (0.27)        0.39         5.40         6.66
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.17)       (0.25)       (0.20)       (0.24)       (0.31)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    35.36   $    28.94   $    29.46   $    29.27   $    24.11
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (c)                                              22.81%       (0.82)%       1.30%       22.44%       37.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,444,369   $  159,169   $  380,087   $  881,038   $  231,413
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.63%        0.66%        0.63%        0.69%        0.74%
Ratio of net expenses to average net assets                    0.63%        0.66%        0.63%        0.69%        0.70%
Ratio of net investment income (loss) to
   average net assets                                          0.53%        0.93%        0.55%        0.99%        1.65%
Portfolio turnover rate (d)                                     101%         103%         105%          95%         110%


(a)   Based on average shares outstanding.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 58                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2017         2016         2015         2014         2013
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    34.32   $    30.68   $    32.55   $    27.93   $    22.79
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.48         0.41         0.47         0.35         0.57
Net realized and unrealized gain (loss)                        4.30         3.65        (1.88)        4.60         5.17
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               4.78         4.06        (1.41)        4.95         5.74
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.47)       (0.42)       (0.46)       (0.33)       (0.60)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    38.63   $    34.32   $    30.68   $    32.55   $    27.93
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              14.01%       13.48%       (4.36)%      17.73%       25.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  260,726   $  250,558   $  156,470   $  706,424   $   51,349
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.65%        0.66%        0.64%        0.70%        0.73%
Ratio of net expenses to average net assets                    0.65%        0.66%        0.64%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                                          1.40%        1.26%        1.25%        1.16%        1.75%
Portfolio turnover rate (b)                                      84%         113%         104%          76%          82%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2017         2016         2015         2014         2013
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    34.84   $    34.98   $    31.74   $    25.97   $    20.97
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.32         0.27         0.14         0.08         0.13
Net realized and unrealized gain (loss)                       10.32        (0.14)        3.26         5.78         5.00
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              10.64         0.13         3.40         5.86         5.13
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.36)       (0.27)       (0.16)       (0.09)       (0.13)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    45.12   $    34.84   $    34.98   $    31.74   $    25.97
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              30.72%        0.42%       10.72%       22.59%       24.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  607,101   $  491,478   $  900,971   $  834,967   $  284,543
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.63%        0.63%        0.63%        0.70%        0.72%
Ratio of net expenses to average net assets                    0.63%        0.63%        0.63%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                                          0.82%        0.82%        0.53%        0.28%        0.53%
Portfolio turnover rate (b)                                     115%         109%          91%          85%          82%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2017         2016         2015         2014         2013
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    27.46   $    23.06   $    22.59   $    20.56   $    18.34
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.76         0.73         0.83         0.59         0.64
Net realized and unrealized gain (loss)                        0.19         4.38         0.47         2.04         2.22
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               0.95         5.11         1.30         2.63         2.86
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.77)       (0.71)       (0.83)       (0.60)       (0.64)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    27.64   $    27.46   $    23.06   $    22.59   $    20.56
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                               3.57%       22.66%        5.77%       13.08%       15.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,350,332   $1,831,298   $  132,568   $  634,851   $  205,554
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.62%        0.62%        0.69%        0.70%        0.73%
Ratio of net expenses to average net assets                    0.62%        0.62%        0.69%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                                          2.74%        2.79%        2.58%        2.31%        3.53%
Portfolio turnover rate (b)                                      57%          71%          94%          83%          74%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 60                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2017

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on NYSE Arca, Inc.

    First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD")
    First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
    First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
    First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
    First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
    First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker "FXR") First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
    First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
    First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                                                      INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                       StrataQuant(R) Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX(R) Fund                             StrataQuant(R) Consumer Staples Index(1)
First Trust Energy AlphaDEX(R) Fund                                       StrataQuant(R) Energy Index(1)
First Trust Financials AlphaDEX(R) Fund                                   StrataQuant(R) Financials Index(1)
First Trust Health Care AlphaDEX(R) Fund                                  StrataQuant(R) Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                StrataQuant(R) Industrials Index(1)
First Trust Materials AlphaDEX(R) Fund                                    StrataQuant(R) Materials Index(1)
First Trust Technology AlphaDEX(R) Fund                                   StrataQuant(R) Technology Index(1)
First Trust Utilities AlphaDEX(R) Fund                                    StrataQuant(R) Utilities Index(1)


(1) This index is developed, maintained and sponsored by NYSE Group, Inc. or its affiliates ("NYSE Group"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust, by Archipelago Holdings, Inc. ("Archipelago"), an affiliate of NYSE Group. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Group, the index was developed, maintained and sponsored by AMEX.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2017

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2017

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2017, all the Funds except FXH, FXR and FXZ have securities in the securities lending program. During the fiscal year ended July 31, 2017, all the Funds participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Funds sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2017

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2017, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2017, was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $   8,092,726            $          --            $          --
First Trust Consumer Staples AlphaDEX(R) Fund                      13,016,446                       --                       --
First Trust Energy AlphaDEX(R) Fund                                12,309,665                       --                       --
First Trust Financials AlphaDEX(R) Fund                            15,417,041                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                   --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund          5,662,895                       --                       --
First Trust Materials AlphaDEX(R) Fund                              4,167,221                       --                       --
First Trust Technology AlphaDEX(R) Fund                             5,291,512                       --                       --
First Trust Utilities AlphaDEX(R) Fund                             42,472,356                       --                       --

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2016, was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $  20,327,690            $          --            $          --
First Trust Consumer Staples AlphaDEX(R) Fund                      43,760,331                       --                       --
First Trust Energy AlphaDEX(R) Fund                                 9,168,230                       --                       --
First Trust Financials AlphaDEX(R) Fund                            14,585,861                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                   --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund          2,100,096                       --                       --
First Trust Materials AlphaDEX(R) Fund                              1,770,475                       --                       --
First Trust Technology AlphaDEX(R) Fund                             4,908,173                       --                       --
First Trust Utilities AlphaDEX(R) Fund                             21,192,761                       --                       --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2017

As of July 31, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $     273,647            $(408,122,854)           $   7,398,990
First Trust Consumer Staples AlphaDEX(R) Fund                         233,742             (216,366,981)             (15,482,629)
First Trust Energy AlphaDEX(R) Fund                                        --             (337,999,772)             (31,147,074)
First Trust Financials AlphaDEX(R) Fund                             2,046,423              (85,563,434)             119,922,233
First Trust Health Care AlphaDEX(R) Fund                             (273,236)            (547,868,032)             120,636,104
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                 --             (120,241,274)              70,739,760
First Trust Materials AlphaDEX(R) Fund                                283,260             (113,918,868)              10,610,226
First Trust Technology AlphaDEX(R) Fund                                    --             (167,621,180)              72,181,027
First Trust Utilities AlphaDEX(R) Fund                              1,934,198             (102,489,268)              60,069,068

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2014, 2015, 2016 and 2017 remain open to federal and state audit. As of July 31, 2017, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2017, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                            Capital Loss   Capital Loss       Post           Total
                                              Available      Available     Enactment -      Capital
                                               through        through          No            Loss
                                              7/31/2018      7/31/2019     Expiration      Available
                                            -------------  -------------  -------------  -------------
First Trust Consumer Discretionary
   AlphaDEX(R) Fund                         $   1,138,594  $   9,617,858  $ 397,366,402  $ 408,122,854
First Trust Consumer Staples
   AlphaDEX(R) Fund                             1,058,131             --    215,308,850    216,366,981
First Trust Energy AlphaDEX(R) Fund             2,084,336      3,349,453    332,565,983    337,999,772
First Trust Financials AlphaDEX(R) Fund         1,630,337      3,464,108     80,468,989     85,563,434
First Trust Health Care AlphaDEX(R) Fund        2,582,977      1,764,162    543,520,893    547,868,032
First Trust Industrials/Producer Durables
   AlphaDEX(R) Fund                             1,325,584      1,133,736    117,781,954    120,241,274
First Trust Materials AlphaDEX(R) Fund            886,622      7,397,299    105,634,947    113,918,868
First Trust Technology AlphaDEX(R) Fund         2,508,150      2,516,610    162,596,420    167,621,180
First Trust Utilities AlphaDEX(R) Fund          1,956,482             --    100,532,786    102,489,268

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2017

At the taxable year ended July 31, 2017, the following Funds' capital loss carryforwards expired in the following amounts:

                                                                          Capital Loss
                                                                             Expired
                                                                          -------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $     783,283
First Trust Consumer Staples AlphaDEX(R) Fund                                   422,511
First Trust Energy AlphaDEX(R) Fund                                           2,326,320
First Trust Financials AlphaDEX(R) Fund                                         671,958
First Trust Health Care AlphaDEX(R) Fund                                        774,570
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                      798,398
First Trust Materials AlphaDEX(R) Fund                                        1,265,429
First Trust Technology AlphaDEX(R) Fund                                       1,608,491
First Trust Utilities AlphaDEX(R) Fund                                          557,777

During the taxable year ended July 31, 2017, the following Fund utilized Post-enactment capital loss carryforwards in the following amount:

                                                                          Capital Loss
                                                                            Utilized
                                                                          -------------
First Trust Health Care AlphaDEX(R) Fund                                  $   7,425,501

Certain losses realized during the current fiscal year may be deferred and treated as occurring the first day on the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2017, the following Fund listed below incurred and elected to defer net ordinary losses as follows:


                                                                   Qualified Late Year Losses
                                                                   --------------------------
                                                           Ordinary Losses             Capital Losses
                                                           ---------------             --------------
First Trust Health Care AlphaDEX(R) Fund                   $       273,236             $           --


In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2017, the adjustments for each Fund were as follows:

                                                                                      Accumulated
                                                                Accumulated           Net Realized
                                                               Net Investment         Gain (Loss)             Paid-in
                                                               Income (Loss)         on Investments           Capital
                                                             ------------------    ------------------    ------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund          $               --    $     (112,282,862)   $      112,282,862
First Trust Consumer Staples AlphaDEX(R) Fund                                --           (97,887,094)           97,887,094
First Trust Energy AlphaDEX(R) Fund                                     524,527           (34,572,967)           34,048,440
First Trust Financials AlphaDEX(R) Fund                                (837,319)          (60,890,039)           61,727,358
First Trust Health Care AlphaDEX(R) Fund                                265,787           (31,398,908)           31,133,121
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              152,967           (73,622,120)           73,469,153
First Trust Materials AlphaDEX(R) Fund                                       --           (32,889,355)           32,889,355
First Trust Technology AlphaDEX(R) Fund                                 463,548           (94,701,180)           94,237,632
First Trust Utilities AlphaDEX(R) Fund                                       --          (143,638,493)          143,638,493

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with Archipelago for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of Archipelago and certain trademarks and trade names of NYSE Group. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2017

I. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X is August 1, 2017, while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

J. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2018.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

For the fiscal year ended July 31, 2017, there were no fees waived or expenses reimbursed by First Trust for the Funds. As of July 31, 2017, none of the Funds had remaining fees previously waived or expenses reimbursed that were still subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2017

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2017, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   804,952,831      $   806,704,336
First Trust Consumer Staples AlphaDEX(R) Fund                               1,178,973,395        1,177,259,926
First Trust Energy AlphaDEX(R) Fund                                           583,814,384          582,283,541
First Trust Financials AlphaDEX(R) Fund                                       748,553,338          744,853,437
First Trust Health Care AlphaDEX(R) Fund                                    1,120,633,071        1,120,088,294
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                  1,055,921,860        1,055,438,901
First Trust Materials AlphaDEX(R) Fund                                        251,851,160          251,980,856
First Trust Technology AlphaDEX(R) Fund                                       666,057,808          666,476,078
First Trust Utilities AlphaDEX(R) Fund                                        862,674,968          864,264,229

For the fiscal year ended July 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   421,115,358      $ 1,762,700,941
First Trust Consumer Staples AlphaDEX(R) Fund                                 117,645,535        2,022,761,154
First Trust Energy AlphaDEX(R) Fund                                           534,158,402        1,724,194,335
First Trust Financials AlphaDEX(R) Fund                                       601,500,234          367,770,819
First Trust Health Care AlphaDEX(R) Fund                                      209,699,129          356,610,250
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                  1,846,237,609          692,890,922
First Trust Materials AlphaDEX(R) Fund                                        304,425,124          322,256,157
First Trust Technology AlphaDEX(R) Fund                                       486,648,518          517,331,162
First Trust Utilities AlphaDEX(R) Fund                                        804,551,752        1,272,903,559

                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities             Creation
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities            Redemption
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2017

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND:

We have audited the accompanying statements of assets and liabilities of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, and First Trust Utilities AlphaDEX(R) Fund, each a series of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust"), including the portfolios of investments, as of July 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the Trust's custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded AlphaDEX(R) Fund as of July 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 25, 2017

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2017 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2017, the following percentages of income dividend paid by the Funds qualified for the dividends received deduction available to corporations:

                                                                            Dividends Received
                                                                                 Deduction
                                                                           ---------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                               100.00%
First Trust Consumer Staples AlphaDEX(R) Fund                                     100.00%
First Trust Energy AlphaDEX(R) Fund                                               100.00%
First Trust Financials AlphaDEX(R) Fund                                            70.63%
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                        100.00%
First Trust Materials AlphaDEX(R) Fund                                            100.00%
First Trust Technology AlphaDEX(R) Fund                                           100.00%
First Trust Utilities AlphaDEX(R) Fund                                            100.00%

For the taxable year ended July 31, 2017, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                                            Qualified Dividend
                                                                                  Income
                                                                           ---------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                               100.00%
First Trust Consumer Staples AlphaDEX(R) Fund                                     100.00%
First Trust Energy AlphaDEX(R) Fund                                               100.00%
First Trust Financials AlphaDEX(R) Fund                                            75.57%
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                        100.00%
First Trust Materials AlphaDEX(R) Fund                                            100.00%
First Trust Technology AlphaDEX(R) Fund                                           100.00%
First Trust Utilities AlphaDEX(R) Fund                                            100.00%

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

CONSUMER DISCRETIONARY COMPANIES RISK. Certain of the Funds invest in consumer discretionary companies. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2017 (UNAUDITED)

discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CONSUMER STAPLES COMPANIES RISK. Certain of the Funds invest in consumer staples companies. Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. The success of these companies is affected by a variety of factors, such as government regulations, which may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

ENERGY COMPANIES RISK. Certain of the Funds invest in energy companies. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

EQUITY SECURITIES RISK. Because the Funds invest in equity securities, the value of the Funds' shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Certain of the Funds invest in financial companies. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

HEALTH CARE COMPANIES RISK. Certain of the Funds invest in health care companies. Health care companies are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INDEX CONSTITUENT RISK. One or more of the Funds may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's NAV could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Certain of the Funds invest in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2017 (UNAUDITED)

INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Funds could decline in value or underperform other investments.

MATERIALS AND PROCESSING COMPANIES RISK. Certain of the Funds invest in materials and processing companies. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. A Fund's return may not match the return of its Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in its Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. Certain Funds' strategies may frequently involve buying and selling portfolio securities to rebalance the Funds' exposure to various market sectors. High portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund's performance to be less than you expect.

REIT INVESTMENT RISK. Certain of the Funds may be subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in real estate investment trusts ("REITs") involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

REPLICATION MANAGEMENT RISK. The Funds are exposed to additional market risk due to their policy of investing principally in the securities included in the Indices. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TELECOMMUNICATIONS COMPANIES RISK. Certain of the Funds invest in telecommunications companies. Telecommunications companies are subject to risks, which include increased competition and regulation by various regulatory authorities, the need to commit substantial capital and technological obsolescence.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2017 (UNAUDITED)

UTILITIES COMPANIES RISK. Certain of the Funds invest in utilities companies. General problems of utilities companies include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of the First Trust Exchange-Traded AlphaDEX(R) Fund it manages (the "Funds") in the United Kingdom in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the "Directive"). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2016, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $7,490,185. This figure is comprised of $315,858 paid (or to be paid) in fixed compensation and $7,174,327 paid (or to be paid) in variable compensation. There were a total of 13 beneficiaries of the remuneration described above. Those amounts include $5,261,695 paid (or to be paid) to senior management of First Trust Advisors L.P. and $2,228,490 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i. to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;

      ii. to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii. to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2017 (UNAUDITED)


                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees (the "Board") of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following nine series of the Trust (each a "Fund" and collectively, the "Funds"):

         First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
         First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
         First Trust Energy AlphaDEX(R) Fund (FXN)
         First Trust Financials AlphaDEX(R) Fund (FXO)
         First Trust Health Care AlphaDEX(R) Fund (FXH)
         First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR) First Trust Materials AlphaDEX(R) Fund (FXZ)
         First Trust Technology AlphaDEX(R) Fund (FXL)
         First Trust Utilities AlphaDEX(R) Fund (FXU)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2018 at a meeting held on June 12, 2017. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 24, 2017 and June 12, 2017, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of each Fund as compared to expense ratios of the funds in the Fund's MPI Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 24, 2017, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 12, 2017 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective and policies. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 24, 2017 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made,

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2017 (UNAUDITED)

the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund's investment objective and policies.

The Board considered the advisory fee rate payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through November 30, 2018. For each Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the MPI Peer Groups, as well as advisory fee and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of each Fund was above the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group. With respect to the MPI Peer Groups, the Board discussed with representatives of the Advisor how the MPI Peer Groups were assembled and limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2016 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to that of its respective MPI Peer Group and to that of one or more broad-based benchmark indexes, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it expects its expenses to increase over the next twelve months as the Advisor continues to make investments in personnel and infrastructure. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2016 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2017 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                 THE FIRST TRUST     DIRECTORSHIPS
       NAME, ADDRESS,            AND YEAR FIRST                                                  FUND COMPLEX      HELD BY TRUSTEE
      DATE OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS               OVERSEEN BY        DURING PAST
   POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                  TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term    Physician, Officer, Wheaton Orthopedics;         148         None
c/o First Trust Advisors L.P.                        Limited Partner, Gundersen Real Estate
120 E. Liberty Drive,           o Since Inception    Limited Partnership (June 1992 to
  Suite 400                                          December 2016); Member, Sportsmed LLC
Wheaton, IL 60187                                    (April 2007 to November 2015)
D.O.B.: 04/51


Thomas R. Kadlec, Trustee       o Indefinite Term    President, ADM Investor Services, Inc.           148         Director of ADM
c/o First Trust Advisors L.P.                        (Futures Commission Merchant)                                Investor Services,
120 E. Liberty Drive,           o Since Inception                                                                 Inc., ADM
  Suite 400                                                                                                       Investor Services
Wheaton, IL 60187                                                                                                 International and
D.O.B.: 11/57                                                                                                     Futures Industry
                                                                                                                  Association

Robert F. Keith, Trustee        o Indefinite Term    President, Hibs Enterprises                      148         Director of Trust
c/o First Trust Advisors L.P.                        (Financial and Management Consulting)                        Company of
120 E. Liberty Drive,           o Since Inception                                                                 Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee        o Indefinite Term    Managing Director and Chief Operating            148         Director of
c/o First Trust Advisors L.P.                        Officer (January 2015 to Present),                           Covenant
120 E. Liberty Drive,           o Since Inception    Pelita  Harapan Educational Foundation                       Transport Inc.
  Suite 400                                          (Educational Products and Services);                         (May 2003 to
Wheaton, IL 60187                                    President and Chief                                          May 2014)
D.O.B.: 03/54                                        Executive Officer (June 2012 to
                                                     September 2014), Servant Interactive LLC
                                                     (Educational Products and Services);
                                                     President and Chief Executive Officer
                                                     (June 2012 to September 2014), Dew
                                                     Learning LLC (Educational Products and
                                                     Services); President (June 2002 to June
                                                     2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,     o Indefinite Term    Chief Executive Officer, First Trust             148         None
Chairman of the Board                                Advisors L.P. and First Trust
120 E. Liberty Drive,           o Since Inception    Portfolios L.P.; Chairman of the
  Suite 400                                          Board of Directors, BondWave LLC
Wheaton, IL 60187                                    (Software Development Company)
D.O.B.: 09/55                                        and Stonebridge Advisors LLC

-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2017 (UNAUDITED)


                                POSITION AND             TERM OF OFFICE
    NAME, ADDRESS                 OFFICES                AND LENGTH OF                        PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH              WITH TRUST                 SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas           President and Chief          o Indefinite Term      Managing Director and Chief Financial Officer
120 E. Liberty Drive,    Executive Officer                                   January 2016 to Present), Controller (January 2011
  Suite 400                                           o Since January 2016   to January 2016), Senior Vice President (April 2007
Wheaton, IL 60187                                                            to January 2016), First Trust Advisors L.P. and First
D.O.B.: 01/66                                                                Trust Portfolios L.P.; Chief Financial Officer (January
                                                                             2016 to Present), Bondwave LLC (Software
                                                                             Development Company) and Stonebridge Advisors
                                                                             LLC (Investment Advisor)


Donald P. Swade          Treasurer, Chief Financial   o Indefinite Term      Senior Vice President (July 2016 to Present),
120 E. Liberty Drive,    Officer and Chief                                   Vice President (April 2012 to July 2016),
Suite 400                Accounting Officer           o Since January 2016   First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                            L.P.; Vice President (September 2006 to April 2012),
D.O.B.: 08/72                                                                Guggenheim Funds Investment Advisors, LLC and
                                                                             Claymore Securities, Inc.


W. Scott Jardine         Secretary and Chief          o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,    Legal Officer                                       Trust Portfolios L.P.; Secretary and General Counsel,
  Suite 400                                           o Since Inception      BondWave LLC; Secretary, Stonebridge Advisors LLC
Wheaton, IL 60187
D.O.B.: 05/60


Daniel J. Lindquist      Vice President               o Indefinite Term      Managing Director (July 2012 to Present),
120 E. Liberty Drive,                                                        Senior Vice President (September 2005 to July 2012),
  Suite 400                                           o Since Inception      First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                            L.P.
D.O.B.: 02/70


Kristi A. Maher          Chief Compliance Officer     o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,    and Assistant Secretary                             and First Trust Portfolios L.P.
  Suite 400                                           o Chief Compliance
Wheaton, IL 60187                                       Officer Since
D.O.B.: 12/66                                           January 2011

                                                      o Assistant
                                                        Secretary Since
                                                        Inception


Roger F. Testin          Vice President               o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                        and First Trust Portfolios L.P.
  Suite 400                                           o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66


Stan Ueland              Vice President               o Indefinite Term      Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                        Vice President (August 2005 to September 2012), First
  Suite 400                                           o Since Inception      Trust  Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 11/70

-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2017 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others; o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

May 2017

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


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

--------------------------------------------------------------------------------
FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
Annual Report                                                      July 31, 2017
--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
------------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
First Trust Mega Cap AlphaDEX(R) Fund (FMK)

                                  ALPHADEX(R)
                                 FAMILY OF ETFS


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 ANNUAL REPORT
                                 JULY 31, 2017

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................   4
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................   6
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................   8
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  10
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  12
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  14
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  16
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  18
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  20
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  22
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  24
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)...........................  26
Notes to Fund Performance Overview..........................................  28
Understanding Your Fund Expenses............................................  29
Portfolio of Investments
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................  31
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................  38
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................  46
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  55
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  60
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  65
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  75
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  85
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  90
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  95
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)................... 101
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)........................... 107
Statements of Assets and Liabilities........................................ 110
Statements of Operations.................................................... 113
Statements of Changes in Net Assets......................................... 116
Financial Highlights........................................................ 120
Notes to Financial Statements............................................... 127
Report of Independent Registered Public Accounting Firm..................... 136
Additional Information...................................................... 137
Board of Trustees and Officers.............................................. 144
Privacy Policy.............................................................. 146

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information Section of this report for a discussion of other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2017

Dear Shareholders:

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the annual report which contains detailed information about your investment for the 12 months ended July 31, 2017, including a market overview and a performance analysis for the period. We encourage you to read it carefully and discuss it with your financial advisor.

The past year has seen the election of Donald Trump as the 45th President of the U.S. and the continued U.S. bull market. In the first seven months of 2017, the S&P 500(R) Index closed its trading sessions at all-time highs 29 times. The NASDAQ Composite Index, as of July 31, 2017, closed its trading sessions at all-time highs 44 times this year.

The current bull market (measuring from March 9, 2009 through July 31, 2017) is the second longest in history. While we are optimistic about the U.S. economy, we are also well aware that no one can predict the future or know how markets will perform in different economic environments. This is why we advocate maintaining a long-term perspective, as we have done since our inception over 25 years ago. We also believe it is a good practice to speak with your financial advisor and make sure your financial plan is still on track with your investment goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan through the First Trust Exchange-Traded AlphaDEX(R) Fund. We value our relationship with you and will continue to focus on bringing the types of investments that we believe can help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 ANNUAL REPORT
                                 JULY 31, 2017

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

Investors still have some good reasons to be optimistic about the markets. Interest rates and inflation remain low by historical measures. Brian Wesbury, Chief Economist at First Trust Advisors L.P., often notes that the Federal Reserve's ("Fed") current approach to interest rate hikes has not made monetary policy tighter, just less loose. The Fed has only increased the federal funds target rate (upper bound) by one percentage point, from 0.25% to 1.25%, since December 2015. The average target rate for the 30-year period ended July 31, 2017 was 3.45%, according to Bloomberg. Job growth has been one of the silver linings in the current economic recovery. Nonfarm payrolls averaged 180,000 per month for the 12-month period ended July 31, 2017, according to data from the Bureau of Labor Statistics. The U.S. has registered 82 months of positive job growth through July 2017. The 82-month average was 198,000.

The last half of 2016 was dominated by the election process, in our opinion. There seemed to be a lot of optimism about what President Donald J. Trump might be able to do to boost the U.S. economy after he won the election in November. While the stock and bond markets have performed well so far in 2017, we have not seen much in the way of legislative achievements. Now that we have moved into the second-half of 2017, one of the more interesting questions looming, in our opinion, is the following: Will any of the major fiscal/economic policies that President Trump campaigned on become legislation by year-end? The effort to repeal and replace the Affordable Care Act ("Obamacare") was unsuccessful. Tax reform is likely up next for the Trump administration and Congress. House Speaker Paul Ryan wants to pass a "tax overhaul" by the end of this year, according to CNBC. Ryan believes that the U.S. cannot achieve a 3% GDP growth rate without tax reform.

The International Monetary Fund ("IMF") updates its forecasts for global economic growth throughout the year. In its latest report (July 2017), the IMF set its year-over-year global growth rate estimates for 2017 and 2018 at 3.5% and 3.6%, respectively, up from 3.2% in 2016, according to its own release. Its 2017 and 2018 estimates for U.S. growth project 2.1% growth for both years, up from 1.6% in 2016. The U.S. growth rate estimates could be adjusted higher if Congress enacts individual and corporate tax reform legislation, in our opinion. While not robust growth, these growth projections suggest that we are not heading for a recession anytime soon.

ETFGI, an industry research group, reported that total assets invested in the U.S. exchange-traded funds ("ETFs") and other exchange-traded products ("ETPs") stood at a record high $3.06 trillion at the end of July 2017, according to its own release. July marked the 17th consecutive month of positive net inflows. Year-to-date through July, equity ETFs/ETPs reported net inflows totaling $194.68 billion, well above the $30.27 billion of net inflows at the same point a year ago.

STYLE/EQUITY INVESTING

For the 12-month period ended July 31, 2017, the S&P 500(R) Index posted a total return of 16.04%, according to Bloomberg. Growth stocks outperformed value stocks in the period. The S&P 500(R) Growth Index posted a total return of 16.97%, compared to 14.34% for the S&P 500(R) Value Index. The S&P MidCap 400(R) Index posted a total return of 14.69% in the period. For mid-capitalization stocks, value stocks outperformed growth stocks in the period. The S&P MidCap 400(R) Growth Index posted a total return of 13.71%, compared to 14.91% for the S&P MidCap 400(R) Value Index. The S&P SmallCap 600(R) Index posted a total return of 17.66% in the period. For small-capitalization stocks, growth stocks outperformed value stocks in the period. The S&P SmallCap 600(R) Growth Index posted a total return of 18.49%, compared to 16.60% for the S&P SmallCap 600(R) Value Index.

The consensus estimated earnings growth rates for 2017 for the S&P 500(R), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices are 12.49%, 17.83% and 18.01%, respectively, as of July 31, 2017, according to Bloomberg. The consensus estimated earnings growth rates for 2018 for the S&P 500(R), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices are 11.44%, 13.64% and 18.84%, respectively.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FEX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                    AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
                                  1 Year        5 Years      10 Years       Inception      5 Years      10 Years      Inception
                                   Ended         Ended         Ended        (5/8/07)        Ended         Ended       (5/8/07)
                                  7/31/17       7/31/17       7/31/17      to 7/31/17      7/31/17       7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                               16.68%        15.04%        7.86%          7.20%        101.51%        113.07%       103.70%
Market Price                      16.66%        15.05%        7.86%          7.20%        101.54%        113.14%       103.69%

INDEX PERFORMANCE
Defined Large Cap Core
   Index(1)                         N/A           N/A          N/A            N/A           N/A            N/A           N/A
Nasdaq AlphaDEX(R) Large
   Cap Core Index(2)              17.45%          N/A          N/A            N/A           N/A            N/A           N/A
Nasdaq US 500 Large Cap
   Index(2)                       16.17%          N/A          N/A            N/A           N/A            N/A           N/A
S&P 500(R) Index                  16.04%        14.78%        7.74%          7.23%         99.22%        110.73%       104.20%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Large Cap Core Index was replaced with the Nasdaq AlphaDEX(R) Large Cap Core Index effective April 8, 2016. The new index is substantially similar to the old index. The old index was terminated on February 22, 2017, so performance data does not exist for these time periods.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FEX's one-year net asset value ("NAV") return of 16.68% outperformed the benchmark S&P 500(R) Index's return of 16.04% by 0.64%. The Fund's holdings within the Financials sector contributed 6.4% to the Fund's return, which were given a 17.5% allocation and had a 37.8% return over the period. The Consumer Discretionary sector had the largest allocation in the Fund with an 18.1% average weighting. The sector contributed 2.6% to the Fund's return, resulting from its 13.7% return over the period. The Real Estate sector was the worst contributor to the Fund's return at -0.42%, followed by the Consumer Staples sector at -0.1%. On a relative basis, the Fund outperformed the benchmark. The Fund's holdings within the Energy sector were the leading contributors to the relative outperformance as the Fund under allocated the benchmark by 2.4% of the relatively low performing sector, but still outperformed the benchmark by 12.2%. The Information Technology sector reversed 1.4% of relative outperformance due to the Fund under allocating and underperforming the benchmark by 5.6% and -4.0%, respectively.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       18.49%
Information Technology                       16.84
Financials                                   16.41
Health Care                                  12.70
Industrials                                  10.87
Utilities                                     7.83
Materials                                     4.80
Consumer Staples                              4.48
Energy                                        3.50
Real Estate                                   2.75
Telecommunication Services                    1.33
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Boeing (The) Co.                              0.54%
Vertex Pharmaceuticals, Inc.                  0.52
Charter Communications, Inc., Class A         0.51
Lam Research Corp.                            0.49
NVIDIA Corp.                                  0.49
T. Rowe Price Group, Inc.                     0.49
PayPal Holdings, Inc.                         0.48
Target Corp.                                  0.47
Gap (The), Inc.                               0.47
Ally Financial, Inc.                          0.47
                                            -------
  Total                                       4.93%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JULY 31, 2007 - JULY 31, 2017

            First Trust Large Cap        S&P 500(R)
            Core AlphaDEX(R) Fund           Index
7/07              $10,000                 $10,000
1/08                9,437                   9,568
7/08                8,686                   8,891
1/09                5,570                   5,873
7/09                7,020                   7,116
1/10                7,968                   7,819
7/10                8,583                   8,101
1/11               10,214                   9,554
7/11               10,346                   9,693
1/12               10,422                   9,956
7/12               10,574                  10,578
1/13               12,158                  11,626
7/13               13,894                  13,222
1/14               14,933                  14,128
7/14               16,371                  15,462
1/15               17,013                  16,138
7/15               17,627                  17,195
1/16               15,782                  16,030
7/16               18,261                  18,161
1/17               19,559                  19,243
7/17               21,306                  21,073

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         149                 0               0               0
8/1/13 - 7/31/14         236                 0               0               0
8/1/14 - 7/31/15         201                 0               0               0
8/1/15 - 7/31/16         148                 0               0               0
8/1/16 - 7/31/17         156                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         101                 0               0               0
8/1/13 - 7/31/14          16                 0               0               0
8/1/14 - 7/31/15          51                 0               0               0
8/1/15 - 7/31/16         103                 0               0               0
8/1/16 - 7/31/17          96                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
                                  1 Year        5 Years      10 Years       Inception      5 Years      10 Years      Inception
                                   Ended         Ended         Ended        (5/8/07)        Ended         Ended       (5/8/07)
                                  7/31/17       7/31/17       7/31/17      to 7/31/17      7/31/17       7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                               14.61%        12.92%         8.54%         7.82%         83.59%        126.84%      116.10%
Market Price                      14.61%        12.94%         8.54%         7.82%         83.75%        126.92%      116.10%

INDEX PERFORMANCE
Defined Mid Cap Core
   Index(1)                         N/A           N/A           N/A           N/A            N/A           N/A          N/A
Nasdaq AlphaDEX(R) Mid Cap
   Core Index(2)                  15.43%          N/A           N/A           N/A            N/A           N/A          N/A
Nasdaq US 600 Mid Cap
   Index(2)                       14.67%          N/A           N/A           N/A            N/A           N/A          N/A
S&P MidCap 400(R) Index           14.69%        15.13%         9.13%         8.50%         102.26%       139.66%      130.43%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Mid Cap Core Index was replaced with the Nasdaq AlphaDEX(R) Mid Cap Core Index effective April 8, 2016. The new index is substantially similar to the old index. The old index was terminated on February 22, 2017, so performance data does not exist for these time periods.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FNX's one-year NAV return of 14.61% underperformed the benchmark S&P MidCap 400(R) Index's return of 14.69% by 0.08%. The Fund's holdings amongst the Financial sector were the top contributors to the Fund's return over the period at 4.6%, stemming from their 17.5% allocation and 27.7% return. The top returning sector for the Fund, however, was Information Technology with a 28.1% return. The sector with the greatest average allocation over the period was the Industrials sector with a 17.6% allocation. With a 21.4% return for the Fund, the Industrials sector had a 3.9% contribution. The least contributing sector was Telecommunication Services with a -0.4% contribution stemming from its -31.6% return and 0.9% allocation. Within Telecommunication Services, Frontier Communications Corp. was the worst performing security with a -76.9% return. On a relative basis, the Fund underperformed the benchmark. Although the relative returns were very close, the benchmark slightly outperformed. The Consumer Discretionary and Information Technology sector each created -0.8% of relative drag as the Fund underperformed the benchmark by -2.9% and -3.2%, respectively. The Real Estate sector reversed 1.2% of underperformance as the Fund outperformed the benchmark by 11.6%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       19.41%
Financials                                   17.26
Industrials                                  16.17
Consumer Discretionary                       14.13
Health Care                                   8.45
Materials                                     7.08
Real Estate                                   6.76
Utilities                                     5.41
Consumer Staples                              2.46
Energy                                        2.09
Telecommunication Services                    0.78
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Coherent, Inc.                                0.43%
Square, Inc., Class A                         0.41
Alcoa Corp.                                   0.41
Align Technology, Inc.                        0.41
Universal Display Corp.                       0.40
Exelixis, Inc.                                0.40
CNO Financial Group, Inc.                     0.40
Take-Two Interactive Software, Inc.           0.40
Assured Guaranty Ltd.                         0.40
Live Nation Entertainment, Inc.               0.39
                                            -------
  Total                                       4.05%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JULY 31, 2007 - JULY 31, 2017

             First Trust Mid Cap           S&P MidCap
            Core AlphaDEX(R) Fund         400(R) Index
7/07              $10,000                   $10,000
1/08                9,313                     9,455
7/08                9,249                     9,504
1/09                5,837                     5,960
7/09                7,823                     7,579
1/10                8,920                     8,544
7/10                9,695                     9,309
1/11               11,902                    11,403
7/11               12,273                    11,707
1/12               12,470                    11,711
7/12               12,355                    11,848
1/13               14,426                    13,884
7/13               16,396                    15,757
1/14               17,906                    16,920
7/14               18,608                    17,788
1/15               18,928                    18,761
7/15               19,640                    19,797
1/16               16,902                    17,504
7/16               19,789                    20,891
1/17               21,646                    22,784
7/17               22,680                    23,960

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         177                 0               0               0
8/1/13 - 7/31/14         214                 0               0               0
8/1/14 - 7/31/15         176                 0               0               0
8/1/15 - 7/31/16         138                 0               0               0
8/1/16 - 7/31/17         158                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13          73                 0               0               0
8/1/13 - 7/31/14          38                 0               0               0
8/1/14 - 7/31/15          76                 0               0               0
8/1/15 - 7/31/16         113                 0               0               0
8/1/16 - 7/31/17          94                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
                                  1 Year        5 Years      10 Years       Inception      5 Years      10 Years      Inception
                                   Ended         Ended         Ended        (5/8/07)        Ended         Ended       (5/8/07)
                                  7/31/17       7/31/17       7/31/17      to 7/31/17      7/31/17       7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                               16.03%        13.37%         7.73%         6.94%         87.28%        110.61%       98.68%
Market Price                      16.08%        13.37%         7.74%         6.94%         87.31%        110.80%       98.65%

INDEX PERFORMANCE
Defined Small Cap Core
   Index(1)                         N/A           N/A           N/A           N/A            N/A           N/A          N/A
Nasdaq AlphaDEX(R) Small Cap
   Core Index(2)                  16.77%          N/A           N/A           N/A            N/A           N/A          N/A
Nasdaq US 700 Small Cap
   Index(2)                       19.14%          N/A           N/A           N/A            N/A           N/A          N/A
S&P SmallCap 600(R) Index         17.66%        15.87%         9.11%         8.39%         108.90%       139.10%      127.97%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Small Cap Core Index was replaced with the Nasdaq AlphaDEX(R) Small Cap Core Index effective April 8, 2016. The new index is substantially similar to the old index. The old index was terminated on February 22, 2017, so performance data does not exist for these time periods.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FYX's one-year NAV return of 16.03% underperformed the benchmark S&P SmallCap 600(R) Index's return of 17.66% by 1.63%. The Fund's holdings amongst the Financial sector were the top contributors to the Fund's return with a 4.1% contribution, stemming from their 16.2% allocation and 29.1% return. The top returning sector for the Fund, however, was Materials at 30.5%. The sector with the greatest average allocation over the period was Industrials at 20.3%. The least contributing sector was Telecommunication Services at -0.3%, stemming from its -17.7% return and 1.2% allocation. Within the Telecommunication Services sector, Cincinnati Bell, Inc. and Shenandoah Telecommunications Co. each had -28.2% returns. On a relative basis, the Fund underperformed the benchmark. The Fund's holdings within the Consumer Discretionary and Information Technology sectors created -0.7% of relative underperformance each as the Fund underperformed the benchmark by -2.7% and -3.4%, respectively. The Fund's holdings within the Energy sector reversed 1.9% of relative underperformance as the Fund outperformed the benchmark by 32.1%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       20.88%
Industrials                                  20.24
Information Technology                       14.76
Financials                                   14.47
Health Care                                  11.20
Real Estate                                   5.29
Materials                                     4.95
Consumer Staples                              4.21
Utilities                                     1.58
Energy                                        1.33
Telecommunication Services                    1.09
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Scientific Games Corp., Class A               0.45%
ArcBest Corp.                                 0.42
LendingTree, Inc.                             0.40
Dillard's, Inc., Class A                      0.40
iRobot Corp.                                  0.39
Brink's (The) Co.                             0.37
Atlas Air Worldwide Holdings, Inc.            0.36
Sanderson Farms, Inc.                         0.36
Air Transport Services Group, Inc.            0.35
2U, Inc.                                      0.35
                                            -------
  Total                                       3.85%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JULY 31, 2007 - JULY 31, 2017

            First Trust Small Cap         S&P SmallCap
            Core AlphaDEX(R) Fund         600(R) Index
7/07              $10,000                   $10,000
1/08                8,985                     9,199
7/08                8,786                     9,172
1/09                5,346                     5,821
7/09                7,400                     7,405
1/10                8,274                     8,088
7/10                8,927                     8,824
1/11               10,714                    10,590
7/11               11,089                    11,006
1/12               11,536                    11,384
7/12               11,246                    11,446
1/13               13,085                    13,145
7/13               15,360                    15,426
1/14               16,856                    16,883
7/14               16,843                    17,129
1/15               17,239                    17,922
7/15               17,763                    19,180
1/16               15,196                    17,082
7/16               18,153                    20,322
1/17               20,135                    22,948
7/17               21,064                    23,912

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         190                 0               0               0
8/1/13 - 7/31/14         184                 1               0               0
8/1/14 - 7/31/15         189                 0               0               0
8/1/15 - 7/31/16          94                 0               0               0
8/1/16 - 7/31/17         129                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13          60                 0               0               0
8/1/13 - 7/31/14          67                 0               0               0
8/1/14 - 7/31/15          63                 0               0               0
8/1/15 - 7/31/16         157                 0               0               0
8/1/16 - 7/31/17         123                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTA."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
                                  1 Year        5 Years      10 Years       Inception      5 Years      10 Years      Inception
                                   Ended         Ended         Ended        (5/8/07)        Ended         Ended       (5/8/07)
                                  7/31/17       7/31/17       7/31/17      to 7/31/17      7/31/17       7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                               23.35%        14.64%         7.91%         7.13%         98.01%        114.09%      102.31%
Market Price                      23.37%        14.66%         7.89%         7.13%         98.18%        113.66%      102.34%

INDEX PERFORMANCE
Defined Large Cap Value
   Index(1)                         N/A           N/A           N/A           N/A            N/A           N/A          N/A
Nasdaq AlphaDEX(R) Large
   Cap Value Index(2)             24.21%          N/A           N/A           N/A            N/A           N/A          N/A
Nasdaq US 500 Large Cap
   Value Index(2)                 16.94%          N/A           N/A           N/A            N/A           N/A          N/A
S&P 500(R) Index                  16.04%        14.78%         7.74%         7.23%         99.22%        110.73%      104.20%
S&P 500(R) Value Index            14.34%        13.94%         5.81%         5.24%         92.00%         75.94%       68.65%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Large Cap Value Index was replaced with the Nasdaq AlphaDEX(R) Large Cap Value Index effective April 8, 2016. The new index is substantially similar to the old index. The old index was terminated on February 22, 2017, so performance data does not exist for these time periods.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FTA's one-year NAV return of 23.35% outperformed the benchmark S&P 500(R) Value Index's return of 14.34% by 9.01%. With a 10.4% contribution to the Fund's return, Financials was the top contributing sector due to its high 23.7% allocation and 44.1% return. Securities such as Lincoln National Corp. (71.6% return) and Bank of America Corp. (61.6% return) led the Financials sector to such a high return for the Fund. The Telecommuncation Services sector detracted 0.3% of performance from the Fund as these securities had a -8.8% return over the period and were given a 2.0% allocation. CenturyLink, Inc. was the primary cause of the poor performance for the Telecommunication Services sector with its -19.2% return. On a relative basis, the Fund outperformed the benchmark. The primary causes of the relative outperformance were attributable to the Energy and Industrials sectors where the Fund outperformed the benchmark by 21.6% and 16.6%, respectively. No sector caused any relative underperformance, but it was the Materials sector that contributed the least to the relative outperformance at 0.1%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       19.39%
Financials                                   18.80
Utilities                                    14.58
Information Technology                        8.58
Industrials                                   8.20
Health Care                                   8.09
Consumer Staples                              6.53
Energy                                        5.48
Materials                                     5.15
Real Estate                                   3.03
Telecommunication Services                    2.17
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Target Corp.                                  0.96%
Gap (The), Inc.                               0.96
Ally Financial, Inc.                          0.96
Gilead Sciences, Inc.                         0.96
LyondellBasell Industries N.V., Class A       0.95
Exelon Corp.                                  0.94
Hewlett Packard Enterprise Co.                0.94
Intel Corp.                                   0.93
Capital One Financial Corp.                   0.93
Textron, Inc.                                 0.93
                                            -------
  Total                                       9.46%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JULY 31, 2007 - JULY 31, 2017

            First Trust Large Cap        S&P 500(R)                S&P 500(R)
            Value AlphaDEX(R) Fund         Index                  Value Index
7/07               $10,000                $10,000                   $10,000
1/08                 9,334                  9,568                     9,543
7/08                 8,315                  8,891                     8,414
1/09                 5,283                  5,873                     5,279
7/09                 7,049                  7,116                     6,423
1/10                 8,217                  7,819                     7,135
7/10                 8,707                  8,101                     7,385
1/11                10,252                  9,554                     8,653
7/11                10,300                  9,693                     8,506
1/12                10,658                  9,956                     8,750
7/12                10,811                 10,578                     9,164
1/13                12,653                 11,626                    10,454
7/13                14,394                 13,222                    11,940
1/14                15,200                 14,128                    12,437
7/14                16,907                 15,462                    13,646
1/15                17,051                 16,138                    13,911
7/15                16,858                 17,195                    14,546
1/16                14,847                 16,030                    13,412
7/16                17,353                 18,161                    15,387
1/17                19,866                 19,243                    16,663
7/17                21,403                 21,073                    17,594

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         201                 0               0               0
8/1/13 - 7/31/14         231                 0               0               0
8/1/14 - 7/31/15         197                 0               0               0
8/1/15 - 7/31/16         115                 0               0               0
8/1/16 - 7/31/17         134                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13          49                 0               0               0
8/1/13 - 7/31/14          21                 0               0               0
8/1/14 - 7/31/15          55                 0               0               0
8/1/15 - 7/31/16         136                 0               0               0
8/1/16 - 7/31/17         118                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
                                  1 Year        5 Years      10 Years       Inception      5 Years      10 Years      Inception
                                   Ended         Ended         Ended        (5/8/07)        Ended         Ended       (5/8/07)
                                  7/31/17       7/31/17       7/31/17      to 7/31/17      7/31/17       7/31/17     to 7/31/17
FUND PERFORMANCE

NAV                                9.10%        15.23%         7.41%         6.96%         103.16%       104.34%       99.03%
Market Price                       9.16%        15.23%         7.39%         6.96%         103.16%       104.06%       99.09%

INDEX PERFORMANCE

Defined Large Cap Growth
   Index(1)                         N/A           N/A           N/A           N/A            N/A           N/A          N/A
Nasdaq AlphaDEX(R) Large Cap
   Growth Index(2)                 9.81%          N/A           N/A           N/A            N/A           N/A          N/A
Nasdaq US 500 Large Cap
   Growth Index(2)                15.28%          N/A           N/A           N/A            N/A           N/A          N/A
S&P 500(R) Index                  16.04%        14.78%         7.74%         7.23%         99.22%        110.73%      104.20%
S&P 500(R) Growth Index           16.97%        15.41%         9.49%         9.06%        104.78%        147.68%      142.77%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Large Cap Growth Index was replaced with the Nasdaq AlphaDEX(R) Large Cap Growth Index effective April 8, 2016. The new index is substantially similar to the old index. The old index was terminated on February 22, 2017, so performance data does not exist for these time periods.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FTC's one-year NAV return of 9.10% underperformed the benchmark S&P 500(R) Growth Index's return of 16.97% by 7.87%. The Real Estate sector reduced the Fund's return by 1.1% followed closely by the Consumer Staples sector with a -0.8% contribution. Information Technology was the Fund's highest contributing, performing, and allocated sector over the period. Information Technology contributed 6.0% to the Fund's return, resulting from its 24.5% allocation and 24.4% return. NVIDIA Corp. stood out amongst Information Technology with a 189.7% return within the Fund and contributing 1.2% to the Fund's return. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance can be attributable to the Information Technology sector where the Fund under allocated and underperformed the benchmark by 9.8% and -7.6%, respectively. The Telecommunication Services sector, represented primarily by T-Mobile US, Inc. within the Fund and by Verizon Communications, Inc. within the benchmark, reversed 0.3% of underperformance as the benchmark did not have any exposure to T-Mobile US, Inc., which had a 36.1% return over the period.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       28.56%
Health Care                                  16.93
Consumer Discretionary                       16.44
Financials                                   15.27
Industrials                                  12.44
Materials                                     4.19
Real Estate                                   2.31
Consumer Staples                              1.94
Energy                                        1.39
Telecommunication Services                    0.53
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Boeing (The) Co.                              1.08%
Vertex Pharmaceuticals, Inc.                  1.04
Charter Communications, Inc., Class A         1.03
Lam Research Corp.                            0.99
NVIDIA Corp.                                  0.99
PayPal Holdings, Inc.                         0.96
Total System Services, Inc.                   0.96
E*TRADE Financial Corp.                       0.95
Activision Blizzard, Inc.                     0.95
Applied Materials, Inc.                       0.95
                                            -------
  Total                                       9.90%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JULY 31, 2007 - JULY 31, 2017

            First Trust Large
               Cap Growth                S&P 500(R)               S&P 500(R)
            AlphaDEX(R) Fund                Index                Growth Index
7/07            $10,000                   $10,000                  $10,000
1/08              9,590                     9,568                    9,600
7/08              9,138                     8,891                    9,371
1/09              5,890                     5,873                    6,486
7/09              6,910                     7,116                    7,830
1/10              7,569                     7,819                    8,509
7/10              8,306                     8,101                    8,826
1/11             10,051                     9,554                   10,480
7/11             10,252                     9,693                   10,957
1/12              9,932                     9,956                   11,246
7/12             10,058                    10,578                   12,094
1/13             11,263                    11,626                   12,867
7/13             12,918                    13,222                   14,573
1/14             14,186                    14,128                   15,948
7/14             15,357                    15,462                   17,412
1/15             16,488                    16,138                   18,565
7/15             18,017                    17,195                   20,110
1/16             16,507                    16,030                   18,919
7/16             18,732                    18,161                   21,173
1/17             18,521                    19,243                   21,935
7/17             20,436                    21,073                   24,767

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         102                 0               0               0
8/1/13 - 7/31/14         206                 0               0               0
8/1/14 - 7/31/15         206                 0               0               0
8/1/15 - 7/31/16         182                 0               0               0
8/1/16 - 7/31/17         146                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         148                 0               0               0
8/1/13 - 7/31/14          46                 0               0               0
8/1/14 - 7/31/15          46                 0               0               0
8/1/15 - 7/31/16          69                 0               0               0
8/1/16 - 7/31/17         106                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAB."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index, and Nasdaq US 700 Small Cap Index (together the "Nasdaq US Multi Cap Value Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
                                  1 Year        5 Years      10 Years       Inception      5 Years      10 Years      Inception
                                   Ended         Ended         Ended        (5/8/07)        Ended         Ended       (5/8/07)
                                  7/31/17       7/31/17       7/31/17      to 7/31/17      7/31/17       7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                               19.46%        13.65%         8.11%         7.18%         89.64%        118.19%      103.28%
Market Price                      19.46%        13.67%         8.07%         7.18%         89.79%        117.35%      103.23%

INDEX PERFORMANCE
Defined Multi Cap Value
   Index(1)                         N/A           N/A           N/A           N/A            N/A           N/A          N/A
Nasdaq AlphaDEX(R) Multi Cap
   Value Index(2)                 20.34%          N/A           N/A           N/A            N/A           N/A          N/A
Nasdaq US Multi Cap Value
   Index(2)                       16.99%          N/A           N/A           N/A            N/A           N/A          N/A
S&P Composite 1500(R) Index       16.00%        14.85%         7.90%         7.38%         99.84%        113.97%      107.09%
S&P Composite 1500(R) Value
   Index                          14.46%        14.10%         6.11%         5.51%         93.40%         81.01%       73.18%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Multi Cap Value Index was replaced with the Nasdaq AlphaDEX(R) Multi Cap Value Index effective April 8, 2016. The new index is substantially similar to the old index. The old index was terminated on February 22, 2017, so performance data does not exist for these time periods.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FAB's one-year NAV return of 19.46% outperformed the benchmark S&P Composite 1500(R) Value Index's return of 14.46% by 5.00%. Financials was the top performing and top contributing sector over the period with a 37.12% return. This sector was given a 21.4% average allocation and contributed 7.9% to the Fund's return. Securities such as Ocwen Financial Corp. and LPL Financial Holdings, Inc. stood out as the top performing securities within Financials with 87.0% and 74.0% returns, respectively. Telecommunication Services was the worst performing and least contributing sector over the period with a -17.67% return. Telecommunication Services was given a 1.6% average allocation and contributed -0.4% to the Fund's return. Within Telecommunication Services, Frontier Communications Corp. stood out with a -76.9% return. On a relative basis, the Fund outperformed the benchmark. The primary cause of the relative outperformance is attributable to the Energy sector where the Fund outperformed the benchmark by 16.5%, creating 1.9% of relative outperformance. Consumer Discretionary securities reversed 1.3% of outperformance due to the Fund over allocating and underperforming relative to the benchmark by 13.2% and -3.6%, respectively.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       21.04%
Financials                                   18.18
Industrials                                  14.32
Utilities                                    10.38
Information Technology                        8.14
Materials                                     5.97
Consumer Staples                              5.68
Health Care                                   5.13
Real Estate                                   5.00
Energy                                        4.37
Telecommunication Services                    1.79
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Target Corp.                                  0.48%
Gap (The), Inc.                               0.48
Ally Financial, Inc.                          0.48
Gilead Sciences, Inc.                         0.48
LyondellBasell Industries N.V., Class A       0.48
Exelon Corp.                                  0.47
Hewlett Packard Enterprise Co.                0.47
Intel Corp.                                   0.47
Textron, Inc.                                 0.46
Capital One Financial Corp.                   0.46
                                            -------
  Total                                       4.73%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JULY 31, 2007 - JULY 31, 2017

         First Trust Multi Cap        S&P Composite        S&P Composite 1500(R)
        Value AlphaDEX(R) Fund        1500(R) Index             Value Index
7/07           $10,000                  $10,000                  $10,000
1/08             9,234                    9,548                    9,504
7/08             8,447                    8,949                    8,491
1/09             5,338                    5,627                    5,578
7/09             7,475                    7,162                    6,520
1/10             8,679                    7,883                    7,256
7/10             9,242                    8,217                    7,544
1/11            11,032                    9,728                    8,863
7/11            11,103                    9,889                    8,733
1/12            11,590                   10,137                    8,981
7/12            11,506                   10,707                    9,360
1/13            13,565                   11,848                   10,718
7/13            15,640                   13,488                   12,260
1/14            16,755                   14,431                   12,821
7/14            18,045                   15,701                   14,004
1/15            18,043                   16,403                   14,294
7/15            17,911                   17,467                   14,917
1/16            15,465                   16,196                   13,701
7/16            18,265                   18,445                   15,816
1/17            20,886                   19,628                   17,195
7/17            21,820                   21,398                   18,101

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         165                 1               0               0
8/1/13 - 7/31/14         224                 0               0               0
8/1/14 - 7/31/15         132                 0               0               0
8/1/15 - 7/31/16         109                 0               0               0
8/1/16 - 7/31/17          97                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13          84                 0               0               0
8/1/13 - 7/31/14          28                 0               0               0
8/1/14 - 7/31/15         120                 0               0               0
8/1/15 - 7/31/16         142                 0               0               0
8/1/16 - 7/31/17         155                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAD."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index, and Nasdaq US 700 Small Cap Index (together the "Nasdaq US Multi Cap Growth Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
                                  1 Year        5 Years      10 Years       Inception      5 Years      10 Years      Inception
                                   Ended         Ended         Ended        (5/8/07)        Ended         Ended       (5/8/07)
                                  7/31/17       7/31/17       7/31/17      to 7/31/17      7/31/17       7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                               11.85%        14.32%         7.69%         7.30%         95.26%        109.83%      105.57%
Market Price                      11.89%        14.34%         7.68%         7.30%         95.42%        109.58%      105.59%

INDEX PERFORMANCE
Defined Multi Cap Growth
   Index(1)                         N/A           N/A           N/A           N/A           N/A            N/A          N/A
Nasdaq AlphaDEX(R) Multi Cap
   Growth Index(2)                12.68%          N/A           N/A           N/A           N/A            N/A          N/A
Nasdaq US Multi Cap Growth
   Index(2)                       15.19%          N/A           N/A           N/A           N/A            N/A          N/A
S&P Composite 1500(R) Index       16.00%        14.85%         7.90%         7.38%         99.84%        113.97%      107.09%
S&P Composite 1500(R) Growth
   Index                          16.81%        15.40%         9.55%         9.11%        104.67%        148.97%      143.90%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Multi Cap Growth Index was replaced with the Nasdaq AlphaDEX(R) Multi Cap Growth Index effective April 8, 2016. The new index is substantially similar to the old index. The old index was terminated on February 22, 2017, so performance data does not exist for these time periods.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FAD's one-year NAV return of 11.85% underperformed the benchmark S&P Composite 1500(R) Growth Index's return of 16.81% by 4.96%. The top contributing and performing sector over the period was Information Technology with a 5.7% contribution and 25.1% return. This sector was given the highest allocation at 23.1% within the Fund. NVIDIA Corp. stood out as the top performing Information Technology security in the Fund with a 189.7% return. Real Estate was the least contributing sector at -1.1%. Pennsylvania Real Estate Investment Trust and Chatham Lodging Trust were the two worst performing Real Estate securities within the Fund with -23.9% and -21.5% returns, respectively. On a relative basis, the Fund underperformed the benchmark. The primary cause of the relative underperformance is due to the Fund taking a 9.8% lower allocation to the top performing Information Technology sector, while also underperforming the benchmark by 6.7% within this sector. The Fund reversed 0.4% of relative underperformance by outperforming the Consumer Discretionary sector by 2.6%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       28.50%
Health Care                                  17.16
Financials                                   15.53
Consumer Discretionary                       13.94
Industrials                                  12.88
Materials                                     4.99
Real Estate                                   3.84
Consumer Staples                              1.54
Energy                                        0.84
Telecommunication Services                    0.49
Utilities                                     0.29
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Boeing (The) Co.                              0.54%
Vertex Pharmaceuticals, Inc.                  0.52
Charter Communications, Inc., Class A         0.52
Lam Research Corp.                            0.50
NVIDIA Corp.                                  0.50
PayPal Holdings, Inc.                         0.48
Total System Services, Inc.                   0.48
E*TRADE Financial Corp.                       0.48
Activision Blizzard, Inc.                     0.48
Applied Materials, Inc.                       0.48
                                            -------
  Total                                       4.98%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JULY 31, 2007 - JULY 31, 2017

              First Trust
           Multi Cap Growth          S&P Composite         S&P Composite 1500(R)
           AlphaDEX(R) Fund          1500(R) Index             Growth Index
7/07           $10,000                 $10,000                   $10,000
1/08             9,408                   9,548                     9,592
7/08             9,415                   8,949                     9,415
1/09             5,901                   5,879                     6,438
7/09             7,106                   7,162                     7,829
1/10             7,800                   7,883                     8,524
7/10             8,573                   8,217                     8,906
1/11            10,433                   9,728                    10,629
7/11            10,865                   9,889                    11,134
1/12            10,654                  10,137                    11,388
7/12            10,746                  10,707                    12,164
1/13            12,099                  11,848                    13,061
7/13            13,755                  13,488                    14,798
1/14            15,166                  14,431                    16,179
7/14            15,768                  15,701                    17,538
1/15            16,781                  16,403                    18,713
7/15            18,272                  17,467                    20,286
1/16            16,367                  16,196                    18,958
7/16            18,758                  18,445                    21,314
1/17            19,114                  19,628                    22,173
7/17            20,980                  21,398                    24,896

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         111                 0               0               0
8/1/13 - 7/31/14         196                 0               0               0
8/1/14 - 7/31/15         162                 0               0               0
8/1/15 - 7/31/16         106                 0               0               0
8/1/16 - 7/31/17         156                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         139                 0               0               0
8/1/13 - 7/31/14          56                 0               0               0
8/1/14 - 7/31/15          90                 0               0               0
8/1/15 - 7/31/16         145                 0               0               0
8/1/16 - 7/31/17          96                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL                CUMULATIVE
                                                                              TOTAL RETURNS               TOTAL RETURNS
                                                            1 Year        5 Years      Inception      5 Years      Inception
                                                             Ended         Ended       (4/19/11)       Ended       (4/19/11)
                                                            7/31/17       7/31/17     to 7/31/17      7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                                                         15.72%        12.60%        9.79%         80.99%        79.83%
Market Price                                                15.72%        12.56%        9.79%         80.71%        79.83%

INDEX PERFORMANCE
Defined Mid Cap Value Index(1)                                N/A           N/A          N/A            N/A          N/A
Nasdaq AlphaDEX(R) Mid Cap Value Index(2)                   16.61%          N/A          N/A            N/A          N/A
Nasdaq US 600 Mid Cap Value Index(2)                        16.73%          N/A          N/A            N/A          N/A
S&P MidCap 400(R) Value Index                               14.91%        15.26%        11.73%        103.40%      100.75%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Mid Cap Value Index was replaced with the Nasdaq AlphaDEX(R) Mid Cap Value Index effective April 8, 2016. The new index is substantially similar to the old index. The old index was terminated on February 22, 2017, so performance data does not exist for these time periods.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FNK's one-year NAV return of 15.72% outperformed the benchmark S&P MidCap 400(R) Value Index's return of 14.91% by 0.81%. Financials was the strongest performing sector for the Fund over the period with a 28.9% return, coupled with its average 21.9% allocation led to a 6.5% contribution to the Fund's return, which was the highest amongst all the sectors. LPL Financial Holdings, Inc. and SVB Financial Group were the top performers in the Financials sector with 74.0% and 73.6% returns, respectively. Telecommunication Services was the worst performing sector in the Fund with a -46.2% return. Telecommunication Services had an average 1.4% allocation in the Fund, which limited its negative contribution to only -1.0%. On a relative basis, the Fund outperformed the benchmark. It was the Fund's holdings within the Real Estate sector which caused the most relative outperformance. The Fund's allocation to Real Estate outperformed the benchmark by 20.1%, leading to 1.9% of relative outperformance. The Consumer Discretionary sector reversed 2.1% of relative outperformance as the Fund over weighted this relatively poor performing sector by 8.3% and underperformed by -8.0%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       19.98%
Financials                                   19.68
Industrials                                  17.68
Utilities                                     9.06
Information Technology                        8.01
Materials                                     7.97
Real Estate                                   7.45
Energy                                        4.22
Consumer Staples                              3.78
Telecommunication Services                    1.40
Health Care                                   0.77
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Alcoa Corp.                                   0.82%
CNO Financial Group, Inc.                     0.81
OneMain Holdings, Inc.                        0.80
Assured Guaranty Ltd.                         0.79
Kohl's Corp.                                  0.79
Radian Group, Inc.                            0.78
RLJ Lodging Trust                             0.78
Dana, Inc.                                    0.78
Air Lease Corp.                               0.78
AmTrust Financial Services, Inc.              0.78
                                            -------
  Total                                       7.91%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 19, 2011 - JULY 31, 2017

              First Trust Mid Cap          S&P MidCap 400(R)
            Value AlphaDEX(R) Fund            Value Index
4/11               $10,000                     $10,000
7/11                 9,625                       9,581
1/12                 9,982                       9,720
7/12                 9,935                       9,869
1/13                11,765                      11,640
7/13                13,549                      13,358
1/14                14,657                      14,305
7/14                15,487                      15,311
1/15                15,205                      15,816
7/15                15,351                      16,204
1/16                13,091                      14,376
7/16                15,539                      17,468
1/17                17,704                      19,524
7/17                17,984                      20,073

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         157                 2               0               0
8/1/13 - 7/31/14         211                 1               0               0
8/1/14 - 7/31/15         188                 0               0               0
8/1/15 - 7/31/16         140                 0               0               0
8/1/16 - 7/31/17         173                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13          91                 0               0               0
8/1/13 - 7/31/14          40                 0               0               0
8/1/14 - 7/31/15          64                 0               0               0
8/1/15 - 7/31/16         111                 0               0               0
8/1/16 - 7/31/17          79                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNY."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL                CUMULATIVE
                                                                              TOTAL RETURNS               TOTAL RETURNS
                                                            1 Year        5 Years      Inception      5 Years      Inception
                                                             Ended         Ended       (4/19/11)       Ended       (4/19/11)
                                                            7/31/17       7/31/17     to 7/31/17      7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                                                         12.94%        12.96%        9.60%         83.91%        77.89%
Market Price                                                13.05%        12.95%        9.60%         83.81%        77.89%

INDEX PERFORMANCE
Defined Mid Cap Growth Index(1)                               N/A           N/A          N/A            N/A          N/A
Nasdaq AlphaDEX(R) Mid Cap Growth Index(2)                  13.81%          N/A          N/A            N/A          N/A
Nasdaq US 600 Mid Cap Growth Index(2)                       12.54%          N/A          N/A            N/A          N/A
S&P MidCap 400(R) Growth Index                              13.71%        14.77%        11.34%        99.11%        96.35%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Mid Cap Growth Index was replaced with the Nasdaq AlphaDEX(R) Mid Cap Growth Index effective April 8, 2016. The new index is substantially similar to the old index. The old index was terminated on February 22, 2017, so performance data does not exist for these time periods.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FNY's one-year NAV return of 12.94% underperformed the benchmark S&P MidCap 400(R) Growth Index's return of 13.71% by 0.77%. The Fund's top contributing, performing, and allocated sector over the period was Information Technology with a 6.7% contribution, 29.1% return, and 23.5% allocation. Within Information Technology, Coherent, Inc. and Cognex Corp. were the top performing securities with 143.9% and 134.2% returns, respectively. Real Estate was the least contributing sector to the Fund's return with a -1.6% contribution, followed by Energy with a -0.6% contribution. Within Real Estate, Spirit Realty Capital, Inc. and DDR Corp. were the two worst performers with -16.8% and -16.0% returns, respectively. On a relative basis, the Fund underperformed the benchmark. The Fund's holdings amongst the Financials sector created -1.5% of relative underperformance as the Fund underperformed the benchmark by -3.5%. The Fund's holdings amongst the Consumer Discretionary sector reversed 0.8% of underperformance as the Fund outperformed the benchmark by 7.1%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       31.20%
Health Care                                  16.54
Financials                                   15.65
Industrials                                  12.88
Consumer Discretionary                        9.46
Materials                                     6.78
Real Estate                                   5.90
Consumer Staples                              0.84
Utilities                                     0.44
Telecommunication Services                    0.31
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
MKS Instruments, Inc.                         0.91%
Coherent, Inc.                                0.86
Square, Inc., Class A                         0.82
Align Technology, Inc.                        0.81
Universal Display Corp.                       0.81
Exelixis, Inc.                                0.80
Take-Two Interactive Software, Inc.           0.79
BWX Technologies, Inc.                        0.79
Live Nation Entertainment, Inc.               0.78
TransUnion                                    0.77
                                            -------
  Total                                       8.14%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 19, 2011 - JULY 31, 2017

                First Trust
              Mid Cap Growth             S&P MidCap 400(R)
             AlphaDEX(R) Fund              Growth Index
4/11             $10,000                     $10,000
7/11               9,881                       9,910
1/12               9,804                       9,779
7/12               9,673                       9,861
1/13              11,050                      11,485
7/13              12,290                      12,894
1/14              13,612                      13,883
7/14              13,824                      14,345
1/15              14,646                      15,414
7/15              15,748                      16,711
1/16              13,744                      14,724
7/16              15,753                      17,266
1/17              16,331                      18,295
7/17              17,791                      19,634

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         169                 0               0               0
8/1/13 - 7/31/14         200                 0               0               0
8/1/14 - 7/31/15         192                 0               0               0
8/1/15 - 7/31/16         106                 0               0               0
8/1/16 - 7/31/17         178                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13          81                 0               0               0
8/1/13 - 7/31/14          52                 0               0               0
8/1/14 - 7/31/15          60                 0               0               0
8/1/15 - 7/31/16         145                 0               0               0
8/1/16 - 7/31/17          74                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYT."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL                CUMULATIVE
                                                                              TOTAL RETURNS               TOTAL RETURNS
                                                            1 Year        5 Years      Inception      5 Years      Inception
                                                             Ended         Ended       (4/19/11)       Ended       (4/19/11)
                                                            7/31/17       7/31/17     to 7/31/17      7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                                                         15.41%        12.69%        9.98%         81.71%        81.79%
Market Price                                                15.52%        12.72%        9.99%         81.95%        81.85%

INDEX PERFORMANCE
Defined Small Cap Value Index(1)                              N/A           N/A          N/A            N/A          N/A
Nasdaq AlphaDEX(R) Small Cap Value Index(2)                 16.26%          N/A          N/A            N/A          N/A
Nasdaq US 700 Small Cap Value Index(2)                      18.93%          N/A          N/A            N/A          N/A
S&P SmallCap 600(R) Value Index                             16.60%        15.70%        12.72%        107.37%      112.16%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Small Cap Value Index was replaced with the Nasdaq AlphaDEX(R) Small Cap Value Index effective April 8, 2016. The new index is substantially similar to the old index. The old index was terminated on February 22, 2017, so performance data does not exist for these time periods.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FYT's one-year NAV return of 15.41% underperformed the benchmark S&P SmallCap 600(R) Value Index's return of 16.60% by 1.19%. The Fund's holdings amongst the Financials sector were the top contributors with a 4.5% contribution, stemming from their 15.1% allocation and 30.2% return. The top returning sector for the Fund, however, was Information Technology with a 39.5% return. The sector with the greatest average allocation over the period was the Industrials sector with a 21.8% allocation. The least contributing and performing sector was Consumer Discretionary with a -0.9% contribution stemming from its -4.9% return and 24.5% allocation. On a relative basis, the Fund underperformed the benchmark. The primary cause of the relative underperformance is attributable to the Consumer Discretionary sector where the Fund overweighted the benchmark by 7.9% and underperformed the benchmark by 5.1%. The Fund's Energy sector holdings reversed 3.3% of underperformance as the Fund outperformed the benchmark by 49.0%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       26.76%
Industrials                                  24.67
Financials                                   14.37
Information Technology                        7.26
Consumer Staples                              6.38
Real Estate                                   6.29
Materials                                     5.01
Health Care                                   4.21
Utilities                                     1.82
Energy                                        1.81
Telecommunication Services                    1.42
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
ArcBest Corp.                                 0.86%
Dillard's, Inc., Class A                      0.81
Atlas Air Worldwide Holdings, Inc.            0.72
Sanderson Farms, Inc.                         0.72
Kaiser Aluminum Corp.                         0.70
Waddell & Reed Financial, Inc., Class A       0.70
Aegion Corp.                                  0.70
Ramco-Gershenson Properties Trust             0.69
Fossil Group, Inc.                            0.69
Aircastle Ltd.                                0.69
                                            -------
  Total                                       7.28%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 19, 2011 - JULY 31, 2017

             First Trust Small Cap        S&P SmallCap 600(R)
            Value AlphaDEX(R) Fund            Value Index
4/11               $10,000                     $10,000
7/11                 9,930                       9,813
1/12                10,692                      10,331
7/12                10,005                      10,231
1/13                11,945                      11,945
7/13                14,241                      14,054
1/14                15,577                      15,278
7/14                15,931                      15,723
1/15                15,996                      16,154
7/15                15,630                      16,701
1/16                13,090                      14,973
7/16                15,754                      18,195
1/17                18,060                      20,662
7/17                18,181                      21,216

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         177                 5               0               0
8/1/13 - 7/31/14         167                 0               0               0
8/1/14 - 7/31/15         164                 0               0               0
8/1/15 - 7/31/16         100                 0               0               0
8/1/16 - 7/31/17         125                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13          67                 1               0               0
8/1/13 - 7/31/14          84                 0               1               0
8/1/14 - 7/31/15          88                 0               0               0
8/1/15 - 7/31/16         151                 0               0               0
8/1/16 - 7/31/17         127                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL                CUMULATIVE
                                                                              TOTAL RETURNS               TOTAL RETURNS
                                                            1 Year        5 Years      Inception      5 Years      Inception
                                                             Ended         Ended       (4/19/11)       Ended       (4/19/11)
                                                            7/31/17       7/31/17     to 7/31/17      7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                                                         17.12%        13.98%        11.25%        92.41%        95.43%
Market Price                                                17.11%        14.02%        11.26%        92.74%        95.48%

INDEX PERFORMANCE
Defined Small Cap Growth Index(1)                             N/A           N/A          N/A            N/A          N/A
Nasdaq AlphaDEX(R) Small Cap Growth Index(2)                18.03%          N/A          N/A            N/A          N/A
Nasdaq US 700 Small Cap Growth Index(2)                     19.30%          N/A          N/A            N/A          N/A
S&P SmallCap 600(R) Growth Index                            18.49%        15.99%        13.17%        109.95%      117.56%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Small Cap Growth Index was replaced with the Nasdaq AlphaDEX(R) Small Cap Growth Index effective April 8, 2016. The new index is substantially similar to the old index. The old index was terminated on February 22, 2017, so performance data does not exist for these time periods.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FYC's one-year NAV return of 17.12% underperformed the benchmark S&P SmallCap 600(R) Growth Index's return of 18.49% by 1.37%. The Fund's top contributing and performing sector over the period was Financials with a 3.9% contribution and 28.1% return. The Industrials and Information Technology sectors were second and third in the Fund in contribution with 3.7% and 3.6% contributions, respectively. Telecommunication Services was the least contributing sector to the Fund's return with a -0.6% contribution, stemming from its -22.2% return and 1.2% allocation. The Real Estate and Energy sectors followed closely with -0.5% and -0.4% contributions, respectively. On a relative basis, the Fund underperformed the benchmark. The Fund's holdings amongst the Information Technology sector contributed -1.9% of relative underperformance as the Fund underperformed the benchmark by 9.6%. The Fund's holdings amongst the Consumer Discretionary sector reversed 2.2% of relative drag as the Fund outperformed the benchmark by 16.6%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       24.27%
Health Care                                  18.65
Financials                                   16.00
Consumer Discretionary                       14.36
Industrials                                  13.99
Real Estate                                   4.59
Materials                                     4.32
Consumer Staples                              1.58
Utilities                                     0.81
Energy                                        0.74
Telecommunication Services                    0.69
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Scientific Games Corp., Class A               0.90%
LendingTree, Inc.                             0.81
iRobot Corp.                                  0.79
Brink's (The) Co.                             0.74
Air Transport Services Group, Inc.            0.71
2U, Inc.                                      0.70
Portola Pharmaceuticals, Inc.                 0.70
Lumentum Holdings, Inc.                       0.70
Exact Sciences Corp.                          0.70
New Relic, Inc.                               0.69
                                            -------
  Total                                       7.44%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 19, 2011 - JULY 31, 2017

               First Trust
            Small Cap Growth             S&P SmallCap 600(R)
            AlphaDEX(R) Fund                Growth Index
4/11            $10,000                       $10,000
7/11              9,920                         9,982
1/12              9,826                        10,155
7/12             10,157                        10,362
1/13             11,338                        11,710
7/13             13,014                        13,710
1/14             14,413                        15,107
7/14             13,992                        15,093
1/15             14,637                        16,071
7/15             16,115                        17,778
1/16             14,186                        15,737
7/16             16,685                        18,361
1/17             17,809                        20,597
7/17             19,540                        21,757

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         126                 3               0               0
8/1/13 - 7/31/14         164                 0               0               0
8/1/14 - 7/31/15         209                 0               0               0
8/1/15 - 7/31/16         141                 0               0               0
8/1/16 - 7/31/17         175                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         116                 5               0               0
8/1/13 - 7/31/14          87                 1               0               0
8/1/14 - 7/31/15          43                 0               0               0
8/1/15 - 7/31/16         110                 0               0               0
8/1/16 - 7/31/17          77                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mega Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FMK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL                CUMULATIVE
                                                                              TOTAL RETURNS               TOTAL RETURNS
                                                            1 Year        5 Years      Inception      5 Years      Inception
                                                             Ended         Ended       (5/11/11)       Ended       (5/11/11)
                                                            7/31/17       7/31/17     to 7/31/17      7/31/17     to 7/31/17
FUND PERFORMANCE
NAV                                                         16.10%        13.08%        9.00%         84.86%        70.97%
Market Price                                                16.23%        13.08%        9.00%         84.86%        70.97%

INDEX PERFORMANCE
Defined Mega Cap Index(1)                                     N/A           N/A          N/A            N/A          N/A
Nasdaq AlphaDEX(R) Mega Cap Index(2)                        17.00%          N/A          N/A            N/A          N/A
Nasdaq US 500 Large Cap Index(2)                            16.17%          N/A          N/A            N/A          N/A
S&P 100(R) Index                                            15.82%        13.96%        12.73%        92.23%       110.70%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Defined Mega Cap Index was replaced with the Nasdaq AlphaDEX(R) Mega Cap Index effective April 8, 2016. The new index is substantially similar to the old index. The old index was terminated on February 22, 2017, so performance data does not exist for these time periods.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FMK's one-year NAV return of 16.10% outperformed the benchmark S&P 100(R) Index's return of 15.82% by 0.28%. Financials was the strongest performing sector for the Fund over the period with a 46.6% return, coupled with its average 18.5% allocation led to a 6.6% contribution to the Fund's return, which was the highest amongst all the sectors. Morgan Stanley and Bank of America Corp. were the top performers in the Financials sector with 71.2% and 67.7% returns, respectively. Real Estate was the worst performing sector in the Fund with a -2.4% return. Real Estate had an average 0.5% allocation in the Fund, which limited the negative contribution to only -0.2%. On a relative basis, the Fund outperformed the benchmark. The Fund's holdings within the Energy sector created 1.6% of relative outperformance due to the Fund taking a 4.4% smaller allocation to this relatively poor performing sector (5.3% return) and outperforming by 7.1%. The Fund's holdings within the Information Technology sector reversed 2.7% of outperformance as the Fund underperformed the benchmark by 8.9%.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                  22.60%
Information Technology                       22.34
Consumer Discretionary                       19.37
Financials                                    9.90
Industrials                                   8.88
Consumer Staples                              6.89
Energy                                        3.36
Telecommunication Services                    3.33
Utilities                                     2.67
Real Estate                                   0.66
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
NVIDIA Corp.                                  3.62%
Gilead Sciences, Inc.                         3.46
Intel Corp.                                   3.39
Allergan PLC                                  3.35
UnitedHealth Group, Inc.                      3.33
AT&T, Inc.                                    3.33
General Motors Co.                            3.32
Aetna, Inc.                                   3.27
Boeing (The) Co.                              3.16
FedEx Corp.                                   3.08
                                            -------
  Total                                      33.31%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 11, 2011 - JULY 31, 2017

            First Trust Mega Cap            S&P 100(R)
              AlphaDEX(R) Fund                 Index
5/11              $10,000                    $10,000
7/11                9,612                      9,761
1/12                9,571                     10,120
7/12                9,248                     10,960
1/13               10,467                     11,784
7/13               11,969                     13,341
1/14               12,545                     14,108
7/14               13,829                     15,520
1/15               13,679                     15,998
7/15               14,699                     17,202
1/16               13,304                     16,228
7/16               14,726                     18,190
1/17               15,712                     19,216
7/17               17,097                     21,066

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through July 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         128                 0               0               0
8/1/13 - 7/31/14         158                 0               0               0
8/1/14 - 7/31/15         166                 0               0               0
8/1/15 - 7/31/16         145                 0               0               0
8/1/16 - 7/31/17          85                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
8/1/12 - 7/31/13         122                 0               0               0
8/1/13 - 7/31/14          94                 0               0               0
8/1/14 - 7/31/15          86                 0               0               0
8/1/15 - 7/31/16         106                 0               0               0
8/1/16 - 7/31/17         167                 0               0               0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2017 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund or First Trust Mega Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 FEBRUARY 1, 2017      JULY 31, 2017       PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00            $1,089.30            0.61%               $3.16
Hypothetical (5% return before expenses)            $1,000.00            $1,021.77            0.61%               $3.06

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00            $1,047.80            0.63%               $3.20
Hypothetical (5% return before expenses)            $1,000.00            $1,021.67            0.63%               $3.16

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00            $1,046.10            0.64%               $3.25
Hypothetical (5% return before expenses)            $1,000.00            $1,021.62            0.64%               $3.21

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00            $1,077.40            0.62%               $3.19
Hypothetical (5% return before expenses)            $1,000.00            $1,021.72            0.62%               $3.11

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00            $1,103.40            0.62%               $3.23
Hypothetical (5% return before expenses)            $1,000.00            $1,021.72            0.62%               $3.11

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JULY 31, 2017 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 FEBRUARY 1, 2017      JULY 31, 2017       PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00            $1,044.70            0.68%               $3.45
Hypothetical (5% return before expenses)            $1,000.00            $1,021.42            0.68%               $3.41

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00            $1,097.60            0.72%               $3.74
Hypothetical (5% return before expenses)            $1,000.00            $1,021.22            0.72%               $3.61

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00            $1,015.80            0.70%               $3.50
Hypothetical (5% return before expenses)            $1,000.00            $1,021.32            0.70%               $3.51

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00            $1,089.40            0.70%               $3.63
Hypothetical (5% return before expenses)            $1,000.00            $1,021.32            0.70%               $3.51

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
Actual                                              $1,000.00            $1,006.70            0.70%               $3.48
Hypothetical (5% return before expenses)            $1,000.00            $1,021.32            0.70%               $3.51

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00            $1,097.20            0.70%               $3.64
Hypothetical (5% return before expenses)            $1,000.00            $1,021.32            0.70%               $3.51

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
Actual                                              $1,000.00            $1,088.20            0.70%               $3.62
Hypothetical (5% return before expenses)            $1,000.00            $1,021.32            0.70%               $3.51

(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 1, 2017 through July 31, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.5%
       34,338  Boeing (The) Co.               $     8,325,591
       20,566  General Dynamics Corp.               4,037,723
       16,258  L3 Technologies, Inc.                2,844,662
       14,674  Lockheed Martin Corp.                4,286,716
       15,869  Northrop Grumman Corp.               4,175,610
        8,409  Raytheon Co.                         1,444,414
       12,927  Rockwell Collins, Inc.               1,377,113
      144,174  Textron, Inc.                        7,083,269
       10,100  TransDigm Group, Inc.                2,849,614
       22,243  United Technologies Corp.            2,637,353
                                              ---------------
                                                   39,062,065
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.7%
       39,548  C.H. Robinson Worldwide, Inc.        2,594,349
       24,045  Expeditors International of
                  Washington, Inc.                  1,415,769
       24,999  FedEx Corp.                          5,200,542
       12,283  United Parcel Service, Inc.,
                  Class B                           1,354,692
                                              ---------------
                                                   10,565,352
                                              ---------------
               AIRLINES -- 1.6%
       45,392  Alaska Air Group, Inc.               3,868,760
       53,978  American Airlines Group, Inc.        2,722,650
      126,360  Delta Air Lines, Inc.                6,237,130
      109,280  Southwest Airlines Co.               6,066,133
       90,240  United Continental Holdings,
                  Inc. (a)                          6,107,443
                                              ---------------
                                                   25,002,116
                                              ---------------
               AUTO COMPONENTS -- 0.9%
       32,060  BorgWarner, Inc.                     1,498,484
      194,239  Goodyear Tire & Rubber (The)
                  Co.                               6,120,471
       47,795  Lear Corp.                           7,082,741
                                              ---------------
                                                   14,701,696
                                              ---------------
               AUTOMOBILES -- 1.4%
      606,853  Ford Motor Co.                       6,808,891
      194,409  General Motors Co.                   6,994,836
       50,286  Harley-Davidson, Inc.                2,447,419
       18,777  Tesla, Inc. (a) (b)                  6,073,796
                                              ---------------
                                                   22,324,942
                                              ---------------
               BANKS -- 3.5%
      167,947  Bank of America Corp.                4,050,882
       59,816  BB&T Corp.                           2,830,493
       81,229  Citigroup, Inc.                      5,560,125
      114,190  Citizens Financial Group, Inc.       4,005,785
       37,087  Comerica, Inc.                       2,681,761
       52,317  Fifth Third Bancorp                  1,396,864
       27,137  First Republic Bank                  2,722,655
      100,451  Huntington Bancshares, Inc.          1,330,976
       44,575  JPMorgan Chase & Co.                 4,091,985
       72,473  KeyCorp                              1,307,413
       16,773  M&T Bank Corp.                       2,736,515
       32,628  PNC Financial Services Group
                  (The), Inc.                       4,202,486
      185,535  Regions Financial Corp.              2,708,811


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
       71,834  SunTrust Banks, Inc.           $     4,115,370
        7,729  SVB Financial Group (a)              1,379,163
       26,161  U.S. Bancorp                         1,380,778
       73,531  Wells Fargo & Co.                    3,966,262
       92,792  Zions Bancorporation                 4,205,333
                                              ---------------
                                                   54,673,657
                                              ---------------
               BEVERAGES -- 0.4%
       28,040  Constellation Brands, Inc.,
                  Class A                           5,421,534
       27,334  Monster Beverage Corp. (a)           1,441,869
                                              ---------------
                                                    6,863,403
                                              ---------------
               BIOTECHNOLOGY -- 2.5%
       56,190  AbbVie, Inc.                         3,928,243
       23,427  Alkermes PLC (a)                     1,274,663
        7,884  Amgen, Inc.                          1,375,837
        5,004  Biogen, Inc. (a)                     1,449,108
       14,954  BioMarin Pharmaceutical,
                  Inc. (a)                          1,311,914
       20,918  Celgene Corp. (a)                    2,832,506
       95,939  Gilead Sciences, Inc.                7,299,999
       32,361  Incyte Corp. (a)                     4,313,398
       11,062  Regeneron Pharmaceuticals,
                  Inc. (a)                          5,438,301
        9,711  TESARO, Inc. (a)                     1,239,706
       52,692  Vertex Pharmaceuticals,
                  Inc. (a)                          7,999,699
                                              ---------------
                                                   38,463,374
                                              ---------------
               BUILDING PRODUCTS -- 0.6%
       83,269  Fortune Brands Home &
                  Security, Inc.                    5,468,275
       93,970  Johnson Controls International
                  PLC                               3,660,132
                                              ---------------
                                                    9,128,407
                                              ---------------
               CAPITAL MARKETS -- 5.0%
       16,380  Affiliated Managers Group, Inc.      3,043,895
       10,667  Ameriprise Financial, Inc.           1,545,435
       79,858  Bank of New York Mellon
                  (The) Corp.                       4,234,870
       94,841  Charles Schwab (The) Corp.           4,068,679
       10,843  CME Group, Inc.                      1,329,569
      142,850  E*TRADE Financial Corp. (a)          5,856,850
      151,608  Franklin Resources, Inc.             6,789,006
       12,243  Goldman Sachs Group (The),
                  Inc.                              2,758,715
       61,811  Intercontinental Exchange, Inc.      4,123,412
      115,785  Invesco Ltd.                         4,025,844
       33,485  Moody's Corp.                        4,407,631
      121,916  Morgan Stanley                       5,717,860
       41,913  Northern Trust Corp.                 3,667,807
       84,652  Raymond James Financial, Inc.        7,042,200
       37,210  S&P Global, Inc.                     5,715,084
       45,407  State Street Corp.                   4,233,295
       91,507  T. Rowe Price Group, Inc.            7,569,459
       31,592  TD Ameritrade Holding Corp.          1,444,702
                                              ---------------
                                                   77,574,313
                                              ---------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS -- 2.8%
       28,477  Air Products and Chemicals,
                  Inc.                        $     4,048,006
       12,870  Albemarle Corp.                      1,490,346
       42,913  Celanese Corp., Series A             4,126,943
       48,576  CF Industries Holdings, Inc.         1,425,706
       80,848  Eastman Chemical Co.                 6,723,320
       10,063  International Flavors &
                  Fragrances, Inc.                  1,340,190
       80,468  LyondellBasell Industries N.V.,
                  Class A                           7,249,362
      237,954  Mosaic (The) Co.                     5,744,210
       15,479  Sherwin-Williams (The) Co.           5,220,602
       82,048  Westlake Chemical Corp.              5,772,897
                                              ---------------
                                                   43,141,582
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.4%
       21,554  Cintas Corp.                         2,906,557
       42,621  Republic Services, Inc.              2,737,121
       18,516  Waste Management, Inc.               1,391,477
                                              ---------------
                                                    7,035,155
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.1%
      173,562  Cisco Systems, Inc.                  5,458,525
      194,854  Juniper Networks, Inc.               5,446,169
       31,317  Motorola Solutions, Inc.             2,839,826
       20,301  Palo Alto Networks, Inc. (a)         2,675,266
                                              ---------------
                                                   16,419,786
                                              ---------------
               CONSTRUCTION MATERIALS
                  -- 0.1%
        6,100  Martin Marietta Materials, Inc.      1,381,223
                                              ---------------
               CONSUMER FINANCE -- 1.5%
      324,913  Ally Financial, Inc.                 7,356,030
       32,245  American Express Co.                 2,748,241
       82,191  Capital One Financial Corp.          7,083,220
       21,838  Discover Financial Services          1,330,808
      182,177  Synchrony Financial                  5,523,607
                                              ---------------
                                                   24,041,906
                                              ---------------
               CONTAINERS & PACKAGING -- 0.9%
       71,974  International Paper Co.              3,957,131
       60,963  Packaging Corp. of America           6,674,229
       71,909  WestRock Co.                         4,129,015
                                              ---------------
                                                   14,760,375
                                              ---------------
               DISTRIBUTORS -- 0.4%
       29,282  Genuine Parts Co.                    2,486,920
      123,655  LKQ Corp. (a)                        4,273,517
                                              ---------------
                                                    6,760,437
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
       32,074  Berkshire Hathaway, Inc.,
                  Class B (a)                       5,611,988
      207,667  Leucadia National Corp.              5,405,572
                                              ---------------
                                                   11,017,560
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.1%
      179,980  AT&T, Inc.                     $     7,019,220
      284,364  CenturyLink, Inc. (b)                6,617,150
       60,820  Verizon Communications, Inc.         2,943,688
                                              ---------------
                                                   16,580,058
                                              ---------------
               ELECTRIC UTILITIES -- 4.4%
      101,432  Alliant Energy Corp.                 4,111,039
       39,100  American Electric Power Co.,
                  Inc.                              2,758,114
       48,742  Duke Energy Corp.                    4,148,919
       69,477  Edison International                 5,466,450
       53,075  Entergy Corp.                        4,071,914
       89,481  Eversource Energy                    5,439,550
      188,266  Exelon Corp.                         7,218,119
       38,770  NextEra Energy, Inc.                 5,663,909
      102,315  PG&E Corp.                           6,925,702
       63,791  Pinnacle West Capital Corp.          5,532,593
      140,523  PPL Corp.                            5,386,247
      113,464  Southern (The) Co.                   5,438,330
      118,407  Xcel Energy, Inc.                    5,601,835
                                              ---------------
                                                   67,762,721
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.6%
       22,422  AMETEK, Inc.                         1,380,747
       69,803  Eaton Corp. PLC                      5,462,085
       16,773  Rockwell Automation, Inc.            2,768,048
                                              ---------------
                                                    9,610,880
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.5%
       36,796  Amphenol Corp., Class A              2,819,310
      108,598  CDW Corp.                            6,888,371
      225,979  Corning, Inc.                        6,585,028
       86,309  TE Connectivity Ltd.                 6,938,380
                                              ---------------
                                                   23,231,089
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.6%
       30,789  American Tower Corp.                 4,197,464
       12,024  Digital Realty Trust, Inc.           1,386,848
        6,329  Equinix, Inc.                        2,852,670
        5,280  Essex Property Trust, Inc.           1,381,776
      169,976  HCP, Inc.                            5,379,740
      371,687  Host Hotels & Resorts, Inc.          6,935,680
       46,319  Prologis, Inc.                       2,816,658
       30,201  SBA Communications Corp. (a)         4,154,148
       25,671  SL Green Realty Corp.                2,651,044
      500,537  VEREIT, Inc.                         4,159,463
       18,143  Welltower, Inc.                      1,331,515
       81,083  Weyerhaeuser Co.                     2,677,361
                                              ---------------
                                                   39,924,367
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.4%
       67,520  CVS Health Corp.                     5,396,874
      232,957  Kroger (The) Co.                     5,712,106
       52,032  Walgreens Boots Alliance, Inc.       4,197,421
       71,781  Wal-Mart Stores, Inc.                5,741,762
                                              ---------------
                                                   21,048,163
                                              ---------------


Page 32                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS -- 2.4%
      164,108  Archer-Daniels-Midland Co.     $     6,922,075
       91,030  Bunge Ltd.                           7,135,842
       37,979  Conagra Brands, Inc.                 1,300,401
       24,513  General Mills, Inc.                  1,364,394
       79,636  Hormel Foods Corp.                   2,721,162
       45,573  Ingredion, Inc.                      5,620,062
       34,432  J.M. Smucker (The) Co.               4,197,261
       13,930  McCormick & Co., Inc.                1,327,529
      108,423  Tyson Foods, Inc., Class A           6,869,681
                                              ---------------
                                                   37,458,407
                                              ---------------
               GAS UTILITIES -- 0.5%
       49,121  Atmos Energy Corp.                   4,261,738
       84,167  UGI Corp.                            4,247,908
                                              ---------------
                                                    8,509,646
                                              ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 3.4%
       89,735  Baxter International, Inc.           5,427,173
        6,962  Becton, Dickinson and Co.            1,402,147
      146,982  Boston Scientific Corp. (a)          3,912,661
       28,364  Cooper (The) Cos., Inc.              6,917,129
       32,187  Danaher Corp.                        2,622,919
       20,949  DENTSPLY SIRONA, Inc.                1,299,466
       45,945  Edwards Lifesciences Corp. (a)       5,291,945
       59,856  Hologic, Inc. (a)                    2,646,234
       33,652  IDEXX Laboratories, Inc. (a)         5,601,712
        7,258  Intuitive Surgical, Inc. (a)         6,809,891
       30,607  Medtronic PLC                        2,570,070
       34,880  ResMed, Inc.                         2,689,945
       29,359  Stryker Corp.                        4,318,709
       10,580  Zimmer Biomet Holdings, Inc.         1,283,565
                                              ---------------
                                                   52,793,566
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 4.1%
       71,835  AmerisourceBergen Corp.              6,739,560
       21,656  Anthem, Inc.                         4,032,564
       34,857  Cardinal Health, Inc.                2,693,052
       34,006  Centene Corp. (a)                    2,700,756
        8,114  Cigna Corp.                          1,408,266
      104,860  DaVita, Inc. (a)                     6,792,831
      106,369  Express Scripts Holding Co. (a)      6,662,954
       46,726  HCA Healthcare, Inc. (a)             3,753,967
        5,643  Humana, Inc.                         1,304,661
       35,246  Laboratory Corp. of America
                  Holdings (a)                      5,600,942
       41,269  McKesson Corp.                       6,680,213
       24,439  Quest Diagnostics, Inc.              2,646,988
       36,622  UnitedHealth Group, Inc.             7,024,466
       55,623  Universal Health Services,
                  Inc., Class B                     6,164,697
                                              ---------------
                                                   64,205,917
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.3%
       81,730  Cerner Corp. (a)                     5,260,960
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.8%
       33,139  Aramark                        $     1,320,920
      103,565  Carnival Corp.                       6,916,071
       30,035  Darden Restaurants, Inc.             2,519,336
       32,102  Domino's Pizza, Inc.                 5,987,023
       21,257  Las Vegas Sands Corp.                1,309,644
       40,616  Marriott International, Inc.,
                  Class A                           4,231,781
       26,604  McDonald's Corp.                     4,127,345
      173,618  MGM Resorts International            5,717,241
      125,079  Norwegian Cruise Line
                  Holdings Ltd. (a)                 6,888,100
       62,169  Royal Caribbean Cruises Ltd.         7,029,449
       67,627  Wyndham Worldwide Corp.              7,058,230
       68,887  Yum China Holdings, Inc. (a)         2,465,466
       36,826  Yum! Brands, Inc.                    2,779,626
                                              ---------------
                                                   58,350,232
                                              ---------------
               HOUSEHOLD DURABLES -- 2.3%
      196,431  D.R. Horton, Inc.                    7,010,623
      133,075  Garmin Ltd.                          6,679,034
      101,886  Lennar Corp., Class A                5,342,902
       22,477  Mohawk Industries, Inc. (a)          5,596,548
      126,646  Newell Brands, Inc.                  6,676,777
       28,352  Whirlpool Corp.                      5,043,254
                                              ---------------
                                                   36,349,138
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.2%
       26,176  Church & Dwight Co., Inc.            1,396,489
       15,585  Procter & Gamble (The) Co.           1,415,430
                                              ---------------
                                                    2,811,919
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.7%
       13,045  3M Co.                               2,624,263
       50,286  General Electric Co.                 1,287,824
       10,188  Honeywell International, Inc.        1,386,791
       23,463  Roper Technologies, Inc.             5,454,209
                                              ---------------
                                                   10,753,087
                                              ---------------
               INSURANCE -- 5.4%
       52,453  Aflac, Inc.                          4,183,127
        4,567  Alleghany Corp. (a)                  2,801,124
       46,070  Allstate (The) Corp.                 4,192,370
       43,443  American International Group,
                  Inc.                              2,843,344
       29,113  Arch Capital Group Ltd. (a)          2,831,530
       47,443  Arthur J. Gallagher & Co.            2,789,174
       28,025  Chubb Ltd.                           4,104,541
       37,493  Cincinnati Financial Corp.           2,855,467
       26,675  Everest Re Group, Ltd.               6,999,253
       90,886  FNF Group                            4,440,690
       51,668  Hartford Financial Services
                  Group (The), Inc.                 2,841,740
       60,288  Lincoln National Corp.               4,404,641
       29,016  Loews Corp.                          1,412,499
       34,840  Marsh & McLennan Cos., Inc.          2,716,475
       42,393  Principal Financial Group, Inc.      2,829,733
       37,674  Prudential Financial, Inc.           4,265,827


                        See Notes to Financial Statements                Page 33

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       42,310  Reinsurance Group of America,
                  Inc.                        $     5,931,862
       35,505  Torchmark Corp.                      2,803,830
       53,671  Travelers (The) Cos., Inc.           6,874,718
      116,500  Unum Group                           5,840,145
       58,906  W. R. Berkley Corp.                  4,062,747
       31,007  XL Group Ltd.                        1,376,711
                                              ---------------
                                                   83,401,548
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.7%
        7,016  Amazon.com, Inc. (a)                 6,930,264
      276,719  Liberty Interactive Corp. QVC
                  Group, Class A (a)                6,624,653
       36,361  Netflix, Inc. (a)                    6,605,339
        2,905  Priceline Group (The), Inc. (a)      5,892,793
                                              ---------------
                                                   26,053,049
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.1%
        5,844  Alphabet, Inc., Class A (a)          5,525,502
       38,891  eBay, Inc. (a)                       1,389,575
       35,979  Facebook, Inc., Class A (a)          6,089,446
       76,002  Twitter, Inc. (a)                    1,222,872
       29,218  VeriSign, Inc. (a)                   2,955,985
                                              ---------------
                                                   17,183,380
                                              ---------------
               IT SERVICES -- 3.5%
       10,982  Accenture PLC, Class A               1,414,701
       21,163  Alliance Data Systems Corp.          5,109,383
       13,255 Automatic Data Processing, Inc. 1,576,152 71,897 Broadridge Financial Solutions,
                  Inc.                              5,454,106
       40,909  Cognizant Technology Solutions
                  Corp., Class A                    2,835,812
       47,710  Fidelity National Information
                  Services, Inc.                    4,352,106
       22,200  Fiserv, Inc. (a)                     2,852,700
       43,988  Gartner, Inc. (a)                    5,644,540
       26,487  International Business Machines
                  Corp.                             3,831,874
       33,550  Mastercard, Inc., Class A            4,287,690
      126,527  PayPal Holdings, Inc. (a)            7,408,156
       93,264  Total System Services, Inc.          5,918,534
       21,444  Vantiv, Inc., Class A (a)            1,362,766
       28,967  Visa, Inc., Class A                  2,883,955
                                              ---------------
                                                   54,932,475
                                              ---------------
               LEISURE PRODUCTS -- 0.6%
       60,897  Hasbro, Inc.                         6,447,775
      126,164  Mattel, Inc.                         2,525,803
                                              ---------------
                                                    8,973,578
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.0%
       15,655  Illumina, Inc. (a)                   2,721,622
       11,539  Mettler-Toledo International,
                  Inc. (a)                          6,612,770
        7,782  Thermo Fisher Scientific, Inc.       1,365,974


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               LIFE SCIENCES TOOLS & SERVICES
                  (CONTINUED)
       29,552  Waters Corp. (a)               $     5,125,499
                                              ---------------
                                                   15,825,865
                                              ---------------
               MACHINERY -- 2.2%
       25,115  Cummins, Inc.                        4,216,809
       10,989  Deere & Co.                          1,409,669
       50,792  Dover Corp.                          4,266,528
       42,875  Fortive Corp.                        2,775,728
       28,445  Illinois Tool Works, Inc.            4,002,496
       74,306  Ingersoll-Rand PLC                   6,530,011
       82,261  PACCAR, Inc.                         5,630,765
        8,497  Parker-Hannifin Corp.                1,410,332
       28,954  Stanley Black & Decker, Inc.         4,073,538
                                              ---------------
                                                   34,315,876
                                              ---------------
               MEDIA -- 2.4%
       20,159  Charter Communications, Inc.,
                  Class A (a)                       7,900,514
      104,687  Comcast Corp., Class A               4,234,589
      262,899  Discovery Communications,
                  Inc., Class A (a)                 6,467,315
       21,637  DISH Network Corp.,
                  Class A (a)                       1,385,417
      110,417  Interpublic Group of Cos.
                  (The), Inc.                       2,386,111
      993,151  Sirius XM Holdings, Inc. (b)         5,819,865
       95,843  Twenty-First Century Fox, Inc.,
                  Class A                           2,789,031
      161,830  Viacom, Inc., Class B                5,651,104
                                              ---------------
                                                   36,633,946
                                              ---------------
               METALS & MINING -- 1.0%
       83,861  Newmont Mining Corp.                 3,117,113
      117,343  Nucor Corp.                          6,767,171
      151,703  Steel Dynamics, Inc.                 5,371,803
                                              ---------------
                                                   15,256,087
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 0.3%
      338,124  Annaly Capital Management,
                  Inc.                              4,067,632
                                              ---------------
               MULTILINE RETAIL -- 1.3%
       75,358  Dollar General Corp.                 5,663,907
      292,198  Macy's, Inc.                         6,939,703
      129,864  Target Corp.                         7,359,393
                                              ---------------
                                                   19,963,003
                                              ---------------
               MULTI-UTILITIES -- 2.9%
       99,369  Ameren Corp.                         5,574,601
       99,204  CenterPoint Energy, Inc.             2,796,561
       88,097  CMS Energy Corp.                     4,073,605
       67,218  Consolidated Edison, Inc.            5,569,683
       51,355  DTE Energy Co.                       5,498,066
      126,306  Public Service Enterprise
                  Group, Inc.                       5,679,981
      101,339  SCANA Corp.                          6,523,191
       48,181  Sempra Energy                        5,444,935
       66,382  WEC Energy Group, Inc.               4,180,075
                                              ---------------
                                                   45,340,698
                                              ---------------


Page 34                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.5%
       43,528  Andeavor                       $     4,332,342
       54,153  Cabot Oil & Gas Corp.                1,346,785
       83,649  Cheniere Energy, Inc. (a)            3,780,935
       52,068  Chevron Corp.                        5,685,305
      123,579  ConocoPhillips                       5,606,779
       23,182  EQT Corp.                            1,476,693
       50,468  Exxon Mobil Corp.                    4,039,459
      141,765  Kinder Morgan, Inc.                  2,896,259
      103,810  Marathon Petroleum Corp.             5,812,322
      191,961  Noble Energy, Inc.                   5,549,592
       22,687  Occidental Petroleum Corp.           1,405,006
       26,040  ONEOK, Inc.                          1,473,083
       32,849  Phillips 66                          2,751,104
       58,616  Range Resources Corp.                1,237,384
      100,663  Valero Energy Corp.                  6,942,727
                                              ---------------
                                                   54,335,775
                                              ---------------
               PHARMACEUTICALS -- 1.3%
       27,932  Allergan PLC                         7,048,081
       20,530  Johnson & Johnson                    2,724,742
      139,944  Mylan N.V. (a)                       5,456,417
       40,435  Pfizer, Inc.                         1,340,825
       65,314  Zoetis, Inc.                         4,083,431
                                              ---------------
                                                   20,653,496
                                              ---------------
               PROFESSIONAL SERVICES -- 0.1%
        9,884  Equifax, Inc.                        1,437,529
                                              ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.2%
       74,621  CBRE Group, Inc., Class A (a)        2,834,852
                                              ---------------
               ROAD & RAIL -- 1.0%
      124,465  CSX Corp.                            6,141,103
       14,861  J.B. Hunt Transport Services,
                  Inc.                              1,348,041
       38,932  Kansas City Southern                 4,017,393
       33,481  Norfolk Southern Corp.               3,769,291
                                              ---------------
                                                   15,275,828
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.7%
      108,826  Advanced Micro Devices,
                  Inc. (a)                          1,481,122
      164,383  Applied Materials, Inc.              7,283,811
      201,264  Intel Corp.                          7,138,834
       14,841  KLA-Tencor Corp.                     1,374,722
       48,014  Lam Research Corp.                   7,656,312
       30,245  Maxim Integrated Products, Inc.      1,374,333
       70,390  Microchip Technology, Inc.           5,634,016
      181,936  Micron Technology, Inc. (a)          5,116,040
       46,973  NVIDIA Corp.                         7,633,582
       42,895  Qorvo, Inc. (a)                      2,940,881
       98,380  QUALCOMM, Inc.                       5,232,832
       14,152  Skyworks Solutions, Inc.             1,484,120
       42,234  Xilinx, Inc.                         2,671,723
                                              ---------------
                                                   57,022,328
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE -- 4.6%
      117,956  Activision Blizzard, Inc.      $     7,287,322
       48,014  Adobe Systems, Inc. (a)              7,033,571
       44,645  ANSYS, Inc. (a)                      5,783,760
       40,415  Autodesk, Inc. (a)                   4,477,578
      118,199  CA, Inc.                             3,668,897
       51,389  Electronic Arts, Inc. (a)            5,999,152
       30,681  Intuit, Inc.                         4,209,740
       19,705  Microsoft Corp.                      1,432,553
       27,087  Oracle Corp.                         1,352,454
       56,735  Red Hat, Inc. (a)                    5,609,389
       31,364  salesforce.com, Inc. (a)             2,847,851
       64,066  ServiceNow, Inc. (a)                 7,076,090
       55,869  Synopsys, Inc. (a)                   4,277,889
       31,068  VMware, Inc., Class A (a)            2,880,314
       70,005  Workday, Inc., Class A (a)           7,148,211
                                              ---------------
                                                   71,084,771
                                              ---------------
               SPECIALTY RETAIL -- 3.2%
       23,295  Advance Auto Parts, Inc.             2,609,273
       94,758  Best Buy Co., Inc.                   5,528,181
       86,148  CarMax, Inc. (a)                     5,707,305
      137,796  Foot Locker, Inc.                    6,502,593
      308,807  Gap (The), Inc.                      7,358,871
       26,562  Home Depot (The), Inc.               3,973,675
       75,610  L Brands, Inc.                       3,507,548
       17,520  Lowe's Cos., Inc.                    1,356,048
       28,939  Tiffany & Co.                        2,763,964
       37,639  TJX (The) Cos., Inc.                 2,646,398
      100,215  Tractor Supply Co.                   5,624,066
        9,456  Ulta Beauty, Inc. (a)                2,375,442
                                              ---------------
                                                   49,953,364
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.4%
       18,859  Apple, Inc.                          2,804,899
      409,322  Hewlett Packard Enterprise Co.       7,167,228
       77,697  HP, Inc.                             1,484,013
       33,910  NetApp, Inc.                         1,472,372
      105,145  Seagate Technology PLC               3,465,579
       61,312  Western Digital Corp.                5,218,878
                                              ---------------
                                                   21,612,969
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.4%
       28,689  Coach, Inc.                          1,352,399
       58,641  Hanesbrands, Inc.                    1,344,052
       23,020  NIKE, Inc., Class B                  1,359,331
       47,157  VF Corp.                             2,932,694
                                              ---------------
                                                    6,988,476
                                              ---------------
               TOBACCO -- 0.1%
       11,564  Philip Morris International,
                  Inc.                              1,349,634
                                              ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.4%
       24,099  United Rentals, Inc. (a)             2,866,817
       22,570  W.W. Grainger, Inc.                  3,763,322
                                              ---------------
                                                    6,630,139
                                              ---------------


                        See Notes to Financial Statements                Page 35

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
       67,212  T-Mobile US, Inc. (a)          $     4,144,292
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                      1,552,838,089
               (Cost $1,376,917,921)          ---------------

               MONEY MARKET FUNDS -- 0.2%
    2,664,161  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (c) (d)                     2,664,161
       95,762  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (c)                    95,762
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.2%                           2,759,923
               (Cost $2,759,923)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.6%
$   2,141,871  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $2,141,927. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.125%, due
                  06/30/21. The value of the
                  collateral including accrued
                  interest is $2,186,869. (d)       2,141,871

    7,375,654  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $7,375,863. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $7,559,035. (d)       7,375,654
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.6%                9,517,525
               (Cost $9,517,525)              ---------------

               TOTAL INVESTMENTS -- 100.7%      1,565,115,537
               (Cost $1,389,195,369) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.7)%           (10,668,420)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,554,447,117
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $11,855,646 and the total value of the collateral held by the Fund is $12,193,276.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $1,403,202,006. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $192,256,759 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $30,343,228.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $1,552,838,089$            --   $         --
Money Market
   Funds                 2,759,923             --             --
Repurchase
   Agreements                   --      9,517,525             --
                    --------------------------------------------
Total Investments   $1,555,598,012   $  9,517,525   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


Page 36                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2017

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    11,855,646
Non-cash Collateral(2)                            (11,855,646)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     9,517,525
Non-cash Collateral(4)                             (9,517,525)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.



                        See Notes to Financial Statements                Page 37

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.9%
       41,938  BWX Technologies, Inc.         $     2,209,294
       21,566  Esterline Technologies Corp.
                  (a)                               2,081,119
       21,344  HEICO Corp.                          1,715,417
       29,046  Hexcel Corp.                         1,486,284
       20,445  KLX, Inc. (a)                        1,061,504
       15,589  Orbital ATK, Inc.                    1,592,884
       35,286  Spirit AeroSystems Holdings,
                  Inc., Class A                     2,132,333
        8,009  Teledyne Technologies, Inc. (a)      1,091,947
                                              ---------------
                                                   13,370,782
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.3%
       39,541  XPO Logistics, Inc. (a)              2,376,810
                                              ---------------
               AIRLINES -- 0.8%
       21,773  Hawaiian Holdings, Inc. (a)            901,403
      111,940  JetBlue Airways Corp. (a)            2,454,844
       49,479  Spirit Airlines, Inc. (a)            1,922,259
                                              ---------------
                                                    5,278,506
                                              ---------------
               AUTO COMPONENTS -- 1.1%
      114,446  Dana, Inc.                           2,714,659
       26,943  Gentex Corp.                           458,570
       14,974  LCI Industries                       1,598,474
       35,353  Tenneco, Inc.                        1,955,021
        5,009  Visteon Corp. (a)                      558,704
                                              ---------------
                                                    7,285,428
                                              ---------------
               AUTOMOBILES -- 0.4%
       24,450  Thor Industries, Inc.                2,575,808
                                              ---------------
               BANKS -- 4.8%
       40,565  Associated Banc-Corp.                  971,532
       33,515  BancorpSouth, Inc.                   1,007,126
       45,487  BankUnited, Inc.                     1,565,663
       18,226  BOK Financial Corp.                  1,550,486
       13,468  Cathay General Bancorp                 504,377
        8,993  Commerce Bancshares, Inc.              521,954
        9,165  Community Bank System, Inc.            503,159
       10,885  Cullen/Frost Bankers, Inc.             988,140
       22,787  CVB Financial Corp.                    490,832
       34,900  East West Bancorp, Inc.              1,988,602
       36,095  F.N.B. Corp.                           494,502
        4,113  First Citizens BancShares,
                  Inc., Class A                     1,513,666
       11,563  First Financial Bankshares, Inc.       500,100
       29,340  First Horizon National Corp.           511,396
       26,901  Fulton Financial Corp.                 490,943
       27,922  Glacier Bancorp, Inc.                  975,036
       12,524  Great Western Bancorp, Inc.            488,561
       31,293  Hancock Holding Co.                  1,439,478
       19,501  Hilltop Holdings, Inc.                 488,110
        6,271  IBERIABANK Corp.                       507,010
       38,257  Investors Bancorp, Inc.                508,053
       11,606  MB Financial, Inc.                     474,685
       28,942  People's United Financial, Inc.        504,748
       24,508  Popular, Inc.                        1,032,767
       15,913  Prosperity Bancshares, Inc.          1,020,023
       43,967  Sterling Bancorp                     1,015,638
       46,213  Synovus Financial Corp.              2,009,341


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
      128,260  TCF Financial Corp.            $     2,021,378
        6,604  Texas Capital Bancshares,
                  Inc. (a)                            517,423
       13,655  UMB Financial Corp.                    951,207
       83,516  Umpqua Holdings Corp.                1,548,387
       86,557  Valley National Bancorp              1,028,297
       19,575  Webster Financial Corp.              1,016,530
       20,777  Western Alliance Bancorp (a)         1,046,745
       20,059  Wintrust Financial Corp.             1,510,643
                                              ---------------
                                                   33,706,538
                                              ---------------
               BIOTECHNOLOGY -- 2.0%
       32,041  Alnylam Pharmaceuticals,
                  Inc. (a)                          2,651,072
       24,328  Bluebird Bio, Inc. (a)               2,292,914
      103,759  Exelixis, Inc. (a)                   2,812,907
        8,444  Intercept Pharmaceuticals,
                  Inc. (a) (b)                        989,046
       21,217  Intrexon Corp. (a) (b)                 458,075
       40,190  Ionis Pharmaceuticals, Inc. (a)      2,105,956
       24,651  Kite Pharma, Inc. (a)                2,672,415
                                              ---------------
                                                   13,982,385
                                              ---------------
               BUILDING PRODUCTS -- 1.1%
       27,221  A.O. Smith Corp.                     1,457,685
       18,902  Allegion PLC                         1,535,598
       11,133  Lennox International, Inc.           1,903,743
       38,188  Owens Corning                        2,560,505
                                              ---------------
                                                    7,457,531
                                              ---------------
               CAPITAL MARKETS -- 2.7%
      161,746  BGC Partners, Inc., Class A          2,039,617
       11,184  CBOE Holdings, Inc.                  1,057,223
       32,404  Eaton Vance Corp.                    1,590,712
       21,750  Evercore Partners, Inc.,
                  Class A                           1,710,637
        3,076  FactSet Research Systems, Inc.         514,369
       72,370  Federated Investors, Inc.,
                  Class B                           2,086,427
       66,970  Legg Mason, Inc.                     2,679,470
       24,075  LPL Financial Holdings, Inc.         1,101,672
       10,166  MarketAxess Holdings, Inc.           2,062,580
       19,851  MSCI, Inc.                           2,162,766
       19,007  SEI Investments Co.                  1,074,086
       11,116  Stifel Financial Corp. (a)             565,249
                                              ---------------
                                                   18,644,808
                                              ---------------
               CHEMICALS -- 2.4%
        7,755  Ashland Global Holdings, Inc.          503,842
       47,831  Cabot Corp.                          2,598,658
       53,915  Chemours (The) Co.                   2,566,893
       30,000  H.B. Fuller Co.                      1,545,600
        6,982  Minerals Technologies, Inc.            494,326
        1,110  NewMarket Corp.                        510,722
       67,518  Olin Corp.                           1,990,431
      161,235  Platform Specialty Products
                  Corp. (a)                         2,258,902
       39,580  PolyOne Corp.                        1,447,837
        6,347  Sensient Technologies Corp.            471,963
       37,198  Trinseo S.A.                         2,615,019
                                              ---------------
                                                   17,004,193
                                              ---------------


Page 38                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES &
                  SUPPLIES -- 1.7%
        9,155  Clean Harbors, Inc. (a)        $       520,004
       32,156  Copart, Inc. (a)                     1,012,592
       36,920  Deluxe Corp.                         2,665,624
       32,742  Healthcare Services Group, Inc.      1,710,769
       12,178  KAR Auction Services, Inc.             511,963
       25,187  MSA Safety, Inc.                     2,018,990
       37,665  Rollins, Inc.                        1,635,038
       13,394  Stericycle, Inc. (a)                 1,032,410
       22,344  Tetra Tech, Inc.                     1,060,223
                                              ---------------
                                                   12,167,613
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.3%
       17,061  Arista Networks, Inc. (a)            2,547,037
       61,285  Ciena Corp. (a)                      1,578,089
       26,880  CommScope Holding Co.,
                  Inc. (a)                            988,646
       39,347  Finisar Corp. (a)                    1,071,025
        6,613  InterDigital, Inc.                     481,757
       29,715  NetScout Systems, Inc. (a)           1,025,168
       19,670  Ubiquiti Networks, Inc. (a) (b)      1,072,015
        7,721  ViaSat, Inc. (a)                       510,281
                                              ---------------
                                                    9,274,018
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 2.1%
       63,237  AECOM (a)                            2,017,260
       17,128  Dycom Industries, Inc. (a)           1,551,797
       23,452  EMCOR Group, Inc.                    1,583,010
       33,493  Fluor Corp.                          1,454,601
       18,794  Jacobs Engineering Group, Inc.         990,820
       56,602  MasTec, Inc. (a)                     2,615,012
       77,630  Quanta Services, Inc. (a)            2,618,460
       10,249  Valmont Industries, Inc.             1,565,022
                                              ---------------
                                                   14,395,982
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.3%
       70,816  Summit Materials, Inc.,
                  Class A (a)                       2,014,007
                                              ---------------
               CONSUMER FINANCE -- 1.4%
        9,938  Credit Acceptance Corp. (a) (b)      2,475,556
      122,790  Navient Corp.                        1,811,152
       83,142  OneMain Holdings, Inc. (a)           2,223,217
      200,280  Santander Consumer USA
                  Holdings, Inc. (a)                2,565,587
       88,890  SLM Corp. (a)                          984,901
                                              ---------------
                                                   10,060,413
                                              ---------------
               CONTAINERS & PACKAGING -- 2.1%
       11,768  AptarGroup, Inc.                       952,384
        5,783  Avery Dennison Corp.                   537,414
       33,154  Bemis Co., Inc.                      1,404,735
       44,827  Berry Global Group, Inc. (a)         2,513,898
       17,134  Crown Holdings, Inc. (a)             1,018,959
      111,272  Graphic Packaging Holding Co.        1,467,678
       36,653  Greif, Inc., Class A                 2,055,867
      106,838  Owens-Illinois, Inc. (a)             2,553,428


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CONTAINERS & PACKAGING
                  (CONTINUED)
       16,083  Silgan Holdings, Inc.          $       487,315
       39,760  Sonoco Products Co.                  1,927,565
                                              ---------------
                                                   14,919,243
                                              ---------------
               DISTRIBUTORS -- 0.2%
       13,042  Pool Corp.                           1,410,101
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.2%
       19,860  Bright Horizons Family
                  Solutions, Inc. (a)               1,569,139
        3,409  Graham Holdings Co., Class B         2,019,492
       32,592  Grand Canyon Education,
                  Inc. (a)                          2,397,793
       49,606  H&R Block, Inc.                      1,512,983
       15,280  Service Corp. International            530,674
       13,042  ServiceMaster Global Holdings,
                  Inc. (a)                            573,326
                                              ---------------
                                                    8,603,407
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.4%
      146,870  Frontier Communications
                  Corp. (b)                         2,248,580
       16,541  Zayo Group Holdings, Inc. (a)          542,379
                                              ---------------
                                                    2,790,959
                                              ---------------
               ELECTRIC UTILITIES -- 2.1%
       28,522  ALLETE, Inc.                         2,089,807
       87,280  Great Plains Energy, Inc.            2,693,461
       63,140  Hawaiian Electric Industries,
                  Inc.                              2,082,988
       17,966  IDACORP, Inc.                        1,551,544
       58,766  OGE Energy Corp.                     2,107,349
       53,450  PNM Resources, Inc.                  2,129,982
       44,746  Portland General Electric Co.        1,999,699
                                              ---------------
                                                   14,654,830
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.1%
       21,164  EnerSys                              1,529,522
       28,293  Generac Holdings, Inc. (a)           1,017,699
        9,033  Hubbell, Inc.                        1,073,030
       31,338  Regal Beloit Corp.                   2,612,022
       23,928  Sensata Technologies Holding
                  N.V. (a)                          1,079,632
                                              ---------------
                                                    7,311,905
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 5.4%
       19,608  Anixter International, Inc. (a)      1,544,130
       32,588  Arrow Electronics, Inc. (a)          2,649,079
       52,584  Avnet, Inc.                          2,018,174
      125,120  AVX Corp.                            2,235,894
       27,104  Belden, Inc.                         1,949,862
       24,081  Cognex Corp.                         2,289,140
       11,359  Coherent, Inc. (a)                   3,010,135
       31,319  Dolby Laboratories, Inc.,
                  Class A                           1,620,758
       29,492  FLIR Systems, Inc.                   1,100,641


                        See Notes to Financial Statements                Page 39

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
       17,612  IPG Photonics Corp. (a)        $     2,688,296
       52,530  Jabil, Inc.                          1,602,165
       39,388  Keysight Technologies, Inc. (a)      1,638,147
       12,391  Littelfuse, Inc.                     2,232,610
       67,075  Sanmina Corp. (a)                    2,404,639
       17,043  SYNNEX Corp.                         2,026,754
       15,182  Tech Data Corp. (a)                  1,554,637
       23,392  Universal Display Corp.              2,821,075
       20,339  Zebra Technologies Corp.,
                  Class A (a)                       2,068,883
                                              ---------------
                                                   37,455,019
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.8%
       18,811  Helmerich & Payne, Inc. (b)            952,213
       67,134  Oceaneering International, Inc.      1,721,987
       25,315  Patterson-UTI Energy, Inc.             489,592
      310,519  Transocean Ltd. (a)                  2,685,989
                                              ---------------
                                                    5,849,781
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.0%
       36,771  Acadia Realty Trust                  1,093,570
       22,646  American Homes 4 Rent,
                  Class A                             521,084
       45,676  Columbia Property Trust, Inc.          993,453
       92,660  CoreCivic, Inc.                      2,566,682
       14,811  CoreSite Realty Corp.                1,608,178
       14,590  Corporate Office Properties
                  Trust                               485,701
       58,147  Cousins Properties, Inc.               534,371
       18,336  CyrusOne, Inc.                       1,094,843
       19,128  DCT Industrial Trust, Inc.           1,077,671
      112,704  DDR Corp.                            1,148,454
       13,377  Douglas Emmett, Inc.                   511,804
       80,873  Equity Commonwealth (a)              2,553,969
       11,840  Equity LifeStyle Properties,
                  Inc.                              1,033,632
       13,568  Gaming and Leisure Properties,
                  Inc.                                514,770
       34,570  GEO Group (The), Inc.                1,014,629
       17,203  Gramercy Property Trust                519,875
       70,136  Hospitality Properties Trust         2,038,152
        6,802  Kilroy Realty Corp.                    472,127
        6,947  Lamar Advertising Co., Class A         490,250
       85,757  LaSalle Hotel Properties             2,533,262
       13,795  Life Storage, Inc.                   1,007,587
        6,453  National Health Investors, Inc.        498,494
       66,321  Outfront Media, Inc.                 1,516,761
       25,378  Physicians Realty Trust                472,538
       48,493  Piedmont Office Realty Trust,
                  Inc., Class A                     1,018,838
        7,721  PS Business Parks, Inc.              1,038,166
       35,532  Rayonier, Inc.                       1,032,915
       41,860  Retail Properties of America,
                  Inc., Class A                       553,808
      128,615  RLJ Lodging Trust                    2,721,493


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       15,970  Ryman Hospitality Properties,
                  Inc.                        $       999,562
       75,017  Senior Housing Properties Trust      1,459,081
       44,691  Starwood Waypoint Homes              1,562,397
       11,658  Sun Communities, Inc.                1,037,679
      158,534  Sunstone Hotel Investors, Inc.       2,580,934
       20,331  Uniti Group, Inc.                      520,474
       15,486  WP Carey, Inc.                       1,060,946
                                              ---------------
                                                   41,888,150
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.7%
       14,316  Casey's General Stores, Inc.         1,528,233
        5,835  PriceSmart, Inc.                       491,599
       45,091  Sprouts Farmers Market,
                  Inc. (a)                          1,085,340
       56,331  US Foods Holding Corp. (a)           1,585,718
                                              ---------------
                                                    4,690,890
                                              ---------------
               FOOD PRODUCTS -- 1.2%
       88,582  Flowers Foods, Inc.                  1,558,157
       50,198  Fresh Del Monte Produce, Inc.        2,583,691
       93,270  Pilgrim's Pride Corp. (a)            2,265,528
       13,165  Post Holdings, Inc. (a)              1,095,328
       14,764  Snyder's-Lance, Inc.                   513,640
                                              ---------------
                                                    8,016,344
                                              ---------------
               GAS UTILITIES -- 1.3%
       27,459  National Fuel Gas Co.                1,625,847
       25,748  New Jersey Resources Corp.           1,085,278
       21,964  ONE Gas, Inc.                        1,598,540
       29,916  South Jersey Industries, Inc.        1,016,247
       27,983  Southwest Gas Holdings, Inc.         2,241,438
       21,984  Spire, Inc.                          1,596,039
                                              ---------------
                                                    9,163,389
                                              ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 2.6%
       14,267  ABIOMED, Inc. (a)                    2,112,800
       17,024  Align Technology, Inc. (a)           2,846,923
        6,561  Cantel Medical Corp.                   486,826
        6,987  DexCom, Inc. (a)                       465,404
       32,101  Hill-Rom Holdings, Inc.              2,392,167
       37,506  Integra LifeSciences Holdings
                  Corp. (a)                         1,862,548
       16,817  Masimo Corp. (a)                     1,590,888
       14,792  Neogen Corp. (a)                       974,349
       19,934  NuVasive, Inc. (a)                   1,311,458
        4,921  Teleflex, Inc.                       1,019,730
       16,222  West Pharmaceutical Services,
                  Inc.                              1,438,891
       55,778  Wright Medical Group N.V. (a)        1,465,288
                                              ---------------
                                                   17,967,272
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 1.5%
        2,499  Chemed Corp.                           493,552
       51,286  HealthEquity, Inc. (a)               2,352,489
       52,801  HealthSouth Corp.                    2,247,210
       33,866  MEDNAX, Inc. (a)                     1,591,025


Page 40                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
       14,777  Molina Healthcare, Inc. (a)    $       987,104
       10,886  Patterson Cos., Inc.                   454,164
       14,233  WellCare Health Plans, Inc. (a)      2,519,099
                                              ---------------
                                                   10,644,643
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 1.1%
       10,909  athenahealth, Inc. (a)               1,508,933
       27,524  Cotiviti Holdings, Inc. (a)          1,184,908
       32,680  Medidata Solutions, Inc. (a)         2,510,151
       41,682  Veeva Systems, Inc.,
                  Class A (a)                       2,657,644
                                              ---------------
                                                    7,861,636
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.0%
       12,102  Buffalo Wild Wings, Inc. (a)         1,300,965
       40,646  Cheesecake Factory (The), Inc.       1,933,937
       15,910  Choice Hotels International,
                  Inc.                              1,028,581
        6,112  Cracker Barrel Old Country
                  Store, Inc.                         950,110
        9,273  Dunkin' Brands Group, Inc.             491,747
       92,964  ILG, Inc.                            2,464,476
        5,189  Jack in the Box, Inc.                  481,332
       30,095  Texas Roadhouse, Inc.                1,423,494
       10,080  Vail Resorts, Inc.                   2,124,461
       98,862  Wendy's (The) Co.                    1,526,429
                                              ---------------
                                                   13,725,532
                                              ---------------
               HOUSEHOLD DURABLES -- 1.8%
       72,293  CalAtlantic Group, Inc.              2,537,484
       21,726  Helen of Troy Ltd. (a)               2,188,895
        9,730  Leggett & Platt, Inc.                  468,791
          424  NVR, Inc. (a)                        1,106,827
      104,182  PulteGroup, Inc.                     2,544,124
       19,146  Tempur Sealy International,
                  Inc. (a) (b)                      1,104,150
       51,746  Toll Brothers, Inc.                  1,996,878
       14,556  Tupperware Brands Corp.                883,695
                                              ---------------
                                                   12,830,844
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.1%
       57,720  HRG Group, Inc. (a)                    956,420
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.5%
      151,105  Calpine Corp. (a)                    2,172,890
       26,131  Ormat Technologies, Inc.             1,549,568
                                              ---------------
                                                    3,722,458
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.2%
       16,073  Carlisle Cos., Inc.                  1,568,564
                                              ---------------
               INSURANCE -- 5.1%
       15,431  American Financial Group, Inc.       1,564,703
       13,164  American National Insurance
                  Co.                               1,566,516
      168,796  AmTrust Financial Services,
                  Inc. (b)                          2,700,736


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INSURANCE (CONTINUED)
       41,013  Aspen Insurance Holdings Ltd.  $     2,001,434
       19,717  Assurant, Inc.                       2,075,609
       61,226  Assured Guaranty Ltd.                2,755,782
       39,523  Axis Capital Holdings Ltd.           2,552,395
       11,867  Brown & Brown, Inc.                    529,268
      122,393  CNO Financial Group, Inc.            2,800,352
       10,292  Enstar Group Ltd. (a)                2,085,159
        4,086  Erie Indemnity Co., Class A            520,802
       45,748  First American Financial Corp.       2,214,661
        5,767  Hanover Insurance Group (The),
                  Inc.                                547,058
       96,894 National General Holdings Corp. 2,055,122 104,683 Old Republic International
                  Corp.                             2,053,880
       13,495  Primerica, Inc.                      1,093,770
       16,813  ProAssurance Corp.                   1,039,043
       18,379  RenaissanceRe Holdings Ltd.          2,700,059
        9,358  RLI Corp.                              543,326
       39,339  Validus Holdings Ltd.                2,116,045
                                              ---------------
                                                   35,515,720
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.5%
       16,220  Cimpress N.V. (a) (b)                1,431,253
        7,756  CoStar Group, Inc. (a)               2,137,166
       58,613  GrubHub, Inc. (a)                    2,703,818
       18,020  j2 Global, Inc.                      1,525,032
        4,891  LogMeIn, Inc.                          569,557
       52,143  Zillow Group, Inc., Class C (a)      2,354,778
                                              ---------------
                                                   10,721,604
                                              ---------------
               IT SERVICES -- 3.6%
       24,963  Black Knight Financial
                  Services, Inc., Class A (a)       1,060,927
       15,708  Booz Allen Hamilton Holding
                  Corp.                               538,784
       16,349  CACI International, Inc.,
                  Class A (a)                       2,045,260
       47,130  CoreLogic, Inc. (a)                  2,146,771
       32,196  CSRA, Inc.                           1,049,912
       41,419  DST Systems, Inc.                    2,273,903
       30,392  EPAM Systems, Inc. (a)               2,611,585
        5,850  Euronet Worldwide, Inc. (a)            565,169
      140,416  First Data Corp., Class A (a)        2,620,163
       36,731  Genpact Ltd.                         1,065,199
        9,842  Jack Henry & Associates, Inc.        1,056,243
       19,776  Leidos Holdings, Inc.                1,056,829
       24,483  MAXIMUS, Inc.                        1,477,794
       23,478  Sabre Corp.                            519,568
      108,933  Square, Inc., Class A (a)            2,870,385
       51,995  Teradata Corp. (a)                   1,654,481
        4,902  WEX, Inc. (a)                          532,749
                                              ---------------
                                                   25,145,722
                                              ---------------
               LEISURE PRODUCTS -- 0.3%
       24,443  Brunswick Corp.                      1,383,718
        5,541  Polaris Industries, Inc.               496,806
                                              ---------------
                                                    1,880,524
                                              ---------------


                        See Notes to Financial Statements                Page 41

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.0%
        8,700  Bio-Techne Corp.               $     1,008,417
       17,722  Bruker Corp.                           508,267
        5,053  Charles River Laboratories
                  International, Inc. (a)             496,204
       34,948  INC Research Holdings, Inc.,
                  Class A (a)                       1,922,140
        7,501  PerkinElmer, Inc.                      493,791
       34,070  PRA Health Sciences, Inc. (a)        2,534,808
                                              ---------------
                                                    6,963,627
                                              ---------------
               MACHINERY -- 3.5%
       15,169  AGCO Corp.                           1,094,292
       40,878  Allison Transmission Holdings,
                  Inc.                              1,545,188
       26,198  Barnes Group, Inc.                   1,576,596
       25,965  Colfax Corp. (a)                     1,071,835
       11,224  Donaldson Co., Inc.                    533,028
        4,523  IDEX Corp.                             527,110
       50,883  ITT, Inc.                            2,086,203
       26,077  John Bean Technologies Corp.         2,409,515
       54,636  Kennametal, Inc.                     2,016,068
        5,550  Lincoln Electric Holdings, Inc.        484,293
       12,639  Nordson Corp.                        1,605,153
       14,840  Oshkosh Corp.                        1,021,882
       33,154  Timken (The) Co.                     1,508,507
       29,506  Toro (The) Co.                       2,097,581
       91,173  Trinity Industries, Inc.             2,499,052
        4,008  WABCO Holdings, Inc. (a)               551,381
        5,586  Wabtec Corp.                           420,961
       22,690  Woodward, Inc.                       1,586,939
                                              ---------------
                                                   24,635,584
                                              ---------------
               MARINE -- 0.3%
       30,583  Kirby Corp. (a)                      1,862,505
                                              ---------------
               MEDIA -- 1.8%
       19,139  AMC Networks, Inc., Class A (a)      1,223,939
        2,157  Cable One, Inc.                      1,639,104
       52,624  Cinemark Holdings, Inc.              2,047,074
       29,068  John Wiley & Sons, Inc.,
                  Class A                           1,606,007
       73,331  Live Nation Entertainment,
                  Inc. (a)                          2,733,046
       37,308  News Corp., Class A                    533,878
      177,347  TEGNA, Inc.                          2,630,056
                                              ---------------
                                                   12,413,104
                                              ---------------
               METALS & MINING -- 1.5%
       78,272  Alcoa Corp.                          2,849,101
       31,309  Compass Minerals International,
                  Inc.                              2,161,886
      100,218  Hecla Mining Co.                       542,179
       35,099  Reliance Steel & Aluminum Co.        2,539,764
        6,539  Royal Gold, Inc.                       566,670
       40,710  Worthington Industries, Inc.         2,062,776
                                              ---------------
                                                   10,722,376
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 1.8%
      120,036  AGNC Investment Corp.          $     2,542,363
       16,175  Blackstone Mortgage Trust,
                  Inc., Class A                       499,322
      137,175  Chimera Investment Corp.             2,581,634
      304,598  MFA Financial, Inc.                  2,586,037
       32,848  New Residential Investment
                  Corp.                               558,416
       68,484  Starwood Property Trust, Inc.        1,509,387
      257,878  Two Harbors Investment Corp.         2,550,413
                                              ---------------
                                                   12,827,572
                                              ---------------
               MULTILINE RETAIL -- 0.5%
       66,086  Kohl's Corp.                         2,732,656
       21,372  Nordstrom, Inc. (b)                  1,038,038
                                              ---------------
                                                    3,770,694
                                              ---------------
               MULTI-UTILITIES -- 1.4%
       48,150  Avista Corp.                         2,533,171
       15,151  Black Hills Corp.                    1,055,419
       19,508  MDU Resources Group, Inc.              514,036
       60,464  NiSource, Inc.                       1,575,692
       41,881  NorthWestern Corp.                   2,420,303
       26,238  Vectren Corp.                        1,577,166
                                              ---------------
                                                    9,675,787
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.3%
       23,651  Antero Resources Corp. (a)             487,684
       79,768  Murphy Oil Corp.                     2,120,233
      114,805  PBF Energy, Inc., Class A (b)        2,614,110
      202,422  QEP Resources, Inc. (a)              1,734,756
       18,931  SemGroup Corp., Class A                512,084
       39,879  World Fuel Services Corp.            1,289,687
                                              ---------------
                                                    8,758,554
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 0.7%
       66,517  Domtar Corp.                         2,598,154
       84,797  Louisiana-Pacific Corp. (a)          2,129,253
                                              ---------------
                                                    4,727,407
                                              ---------------
               PERSONAL PRODUCTS -- 0.4%
       13,447  Edgewell Personal Care Co. (a)         970,874
        7,165  Herbalife Ltd. (a) (b)                 476,544
       24,400  Nu Skin Enterprises, Inc.,
                  Class A                           1,545,984
                                              ---------------
                                                    2,993,402
                                              ---------------
               PHARMACEUTICALS -- 0.2%
        9,861  Jazz Pharmaceuticals PLC (a)         1,514,748
                                              ---------------
               PROFESSIONAL SERVICES -- 0.7%
       13,733  ManpowerGroup, Inc.                  1,471,491
       31,992  Robert Half International, Inc.      1,447,638
       47,205  TransUnion (a)                       2,163,405
                                              ---------------
                                                    5,082,534
                                              ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.8%
        8,321  Howard Hughes (The) Corp. (a)        1,046,865
       16,356  Jones Lang LaSalle, Inc.             2,080,810
       63,004  Realogy Holdings Corp.               2,091,733
                                              ---------------
                                                    5,219,408
                                              ---------------


Page 42                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL -- 1.4%
        5,585  AMERCO                         $     2,170,108
       29,895  Genesee & Wyoming, Inc.,
                  Class A (a)                       1,947,958
       27,591  Knight Transportation, Inc.            983,619
        5,971  Landstar System, Inc.                  496,489
       21,466  Old Dominion Freight Line, Inc.      2,058,804
       28,403  Ryder System, Inc.                   2,066,602
                                              ---------------
                                                    9,723,580
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.8%
       16,453  Cavium, Inc. (a)                     1,019,099
       40,745  Cirrus Logic, Inc. (a)               2,503,373
      112,333  Cypress Semiconductor Corp.          1,595,129
       93,141  Entegris, Inc. (a)                   2,430,980
       39,637  Integrated Device Technology,
                  Inc. (a)                          1,036,111
       36,659  MACOM Technology Solutions
                  Holdings, Inc. (a)                2,219,702
       30,939  Marvell Technology Group Ltd.          481,411
       10,921  Microsemi Corp. (a)                    568,766
       30,379  MKS Instruments, Inc.                2,541,203
       15,906  Monolithic Power Systems, Inc.       1,627,502
      145,616  ON Semiconductor Corp. (a)           2,176,959
       14,956  Silicon Laboratories, Inc. (a)       1,123,196
                                              ---------------
                                                   19,323,431
                                              ---------------
               SOFTWARE -- 4.7%
        9,249  Aspen Technology, Inc. (a)             525,991
       23,843  Blackbaud, Inc.                      2,201,663
       61,047  Cadence Design Systems,
                  Inc. (a)                          2,252,634
       18,601  Ellie Mae, Inc. (a)                  1,622,379
       10,999  Fair Isaac Corp.                     1,567,907
       40,954  Fortinet, Inc. (a)                   1,511,612
       22,316  Guidewire Software, Inc. (a)         1,610,323
       37,357  Paycom Software, Inc. (a)            2,618,352
       43,797  Pegasystems, Inc.                    2,647,529
       23,546  Proofpoint, Inc. (a)                 2,007,061
       18,545  PTC, Inc. (a)                        1,023,498
       56,870  RealPage, Inc. (a)                   2,203,712
        8,984  Splunk, Inc. (a)                       539,130
       66,534  SS&C Technologies Holdings,
                  Inc.                              2,578,858
       33,368  Tableau Software, Inc.,
                  Class A (a)                       2,150,568
       34,827  Take-Two Interactive Software,
                  Inc. (a)                          2,768,050
        8,729  Tyler Technologies, Inc. (a)         1,499,729
        4,866  Ultimate Software Group (The),
                  Inc. (a)                          1,098,305
                                              ---------------
                                                   32,427,301
                                              ---------------
               SPECIALTY RETAIL -- 3.9%
      212,081  American Eagle Outfitters, Inc.      2,511,039
       60,616  AutoNation, Inc. (a) (b)             2,568,906
       84,064  Bed Bath & Beyond, Inc.              2,513,514
       16,668  Burlington Stores, Inc. (a)          1,450,616


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       64,163  Dick's Sporting Goods, Inc.    $     2,395,846
      118,258  GameStop Corp., Class A              2,565,016
       82,794  Michaels (The) Cos., Inc. (a)        1,667,471
       46,560  Penske Automotive Group, Inc.        2,027,222
       75,720  Sally Beauty Holdings, Inc. (a)      1,531,816
       40,411  Signet Jewelers Ltd. (b)             2,471,537
      137,840  Urban Outfitters, Inc. (a)           2,700,286
       52,692  Williams-Sonoma, Inc.                2,446,489
                                              ---------------
                                                   26,849,758
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.1%
       25,030  NCR Corp. (a)                          947,386
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.0%
       17,238  Carter's, Inc.                       1,495,052
       26,410  Columbia Sportswear Co.              1,599,918
       17,855  PVH Corp.                            2,129,923
       69,304  Skechers U.S.A., Inc.,
                  Class A (a)                       1,946,749
                                              ---------------
                                                    7,171,642
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.4%
       55,047  Essent Group Ltd. (a)                2,114,906
      228,177  MGIC Investment Corp. (a)            2,662,825
      116,782  New York Community Bancorp,
                  Inc.                              1,533,347
      156,304  Radian Group, Inc.                   2,722,816
       15,395  Washington Federal, Inc.               514,963
                                              ---------------
                                                    9,548,857
                                              ---------------
               TOBACCO -- 0.1%
       23,973  Vector Group Ltd.                      482,577
                                              ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.9%
       68,404  Air Lease Corp.                      2,707,431
       20,861  Beacon Roofing Supply, Inc. (a)        958,146
       11,892  MSC Industrial Direct Co.,
                  Inc., Class A                       846,829
       35,008  Univar, Inc. (a)                     1,086,648
       17,840  WESCO International, Inc. (a)          914,300
                                              ---------------
                                                    6,513,354
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.1%
       13,038  Macquarie Infrastructure Corp.         988,411
                                              ---------------
               WATER UTILITIES -- 0.1%
       15,348  Aqua America, Inc.                     512,316
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
       92,093  Telephone & Data Systems, Inc.       2,618,204
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        697,163,898
               (Cost $622,639,882)            ---------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.7%
    3,560,402  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (c) (d)               $     3,560,402
    1,125,516  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (c)                 1,125,516
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.7%                           4,685,918
               (Cost $4,685,918)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.8%
$   2,862,411  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $2,862,485. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.125%, due
                  06/30/21. The value of the
                  collateral including accrued
                  interest is $2,922,546. (d)       2,862,411

    9,856,872  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $9,857,152. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $10,101,944. (d)      9,856,872
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 1.8%               12,719,283
               (Cost $12,719,283)             ---------------

               TOTAL INVESTMENTS -- 102.4%        714,569,099
               (Cost $640,045,083) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.4)%           (16,574,381)
                                              ---------------
               NET ASSETS -- 100.0%           $   697,994,718
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $15,867,249 and the total value of the collateral held by the Fund is $16,295,174.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $643,960,861. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $88,320,421 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,712,183.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $  697,163,898   $         --   $         --
Money Market Funds       4,685,918             --             --
Repurchase
   Agreements                   --     12,719,283             --
                    --------------------------------------------
Total Investments   $  701,849,816   $ 12,719,283   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


Page 44                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2017

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    15,867,249
Non-cash Collateral(2)                            (15,867,249)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    12,719,283
Non-cash Collateral(4)                            (12,719,283)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 45

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.4%
       35,545  AAR Corp.                      $     1,329,383
       14,850  Aerojet Rocketdyne Holdings,
                  Inc. (a)                            348,233
       24,574  Axon Enterprise, Inc. (a) (b)          604,275
       10,876  Engility Holdings, Inc. (a)            317,253
       29,355  Mercury Systems, Inc. (a)            1,288,978
       12,920  Moog, Inc., Class A (a)                960,214
       19,550  Triumph Group, Inc.                    500,480
      142,344  Wesco Aircraft Holdings,
                  Inc. (a)                          1,544,432
                                              ---------------
                                                    6,893,248
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 1.0%
       70,911  Air Transport Services Group,
                  Inc. (a)                          1,727,392
       29,615  Atlas Air Worldwide Holdings,
                  Inc. (a)                          1,759,131
        5,798  Forward Air Corp.                      300,510
       32,218  Hub Group, Inc., Class A (a)         1,097,023
                                              ---------------
                                                    4,884,056
                                              ---------------
               AIRLINES -- 0.1%
       17,601  SkyWest, Inc.                          642,437
                                              ---------------
               AUTO COMPONENTS -- 1.9%
       99,002  American Axle & Manufacturing
                  Holdings, Inc. (a)                1,459,290
       42,782  Cooper Tire & Rubber Co.             1,563,682
       15,311  Cooper-Standard Holdings,
                  Inc. (a)                          1,565,703
       11,196  Dorman Products, Inc. (a)              874,184
       43,383  Fox Factory Holding Corp. (a)        1,668,076
       31,844  Gentherm, Inc. (a)                   1,065,182
       17,746  Standard Motor Products, Inc.          894,043
                                              ---------------
                                                    9,090,160
                                              ---------------
               AUTOMOBILES -- 0.3%
       35,301  Winnebago Industries, Inc.           1,299,077
                                              ---------------
               BANKS -- 4.9%
       12,886  1st Source Corp.                       632,703
       25,634  Ameris Bancorp                       1,174,037
        9,593  BancFirst Corp.                      1,024,053
       16,398  Banner Corp.                           947,312
        8,788  Berkshire Hills Bancorp, Inc.          326,474
       21,157  Brookline Bancorp, Inc.                314,181
       24,850  CenterState Banks, Inc.                621,001
       19,631  Central Pacific Financial Corp.        607,187
        4,689  City Holding Co.                       307,739
        7,751  Columbia Banking System, Inc.          308,800
       14,121  Community Trust Bancorp, Inc.          610,027
       13,698  ConnectOne Bancorp, Inc.               308,205
        9,760  Eagle Bancorp, Inc. (a)                609,512
        7,571  Enterprise Financial Services
                  Corp.                               299,433
       12,938  FCB Financial Holdings, Inc.,
                  Class A (a)                         610,027
      213,394  First BanCorp (a)                    1,250,489
       10,535  First Busey Corp.                      308,043
       24,360  First Commonwealth Financial
                  Corp.                               317,411


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
       22,303  First Financial Bancorp        $       570,957
       23,086  First Merchants Corp.                  933,598
        6,558  Heartland Financial USA, Inc.          308,882
       11,723  Horizon Bancorp                        309,135
        4,634  Independent Bank Corp.                 330,636
        5,191  Independent Bank Group, Inc.           313,277
       32,773  Lakeland Bancorp, Inc.                 634,157
       13,465  Lakeland Financial Corp.               619,390
        8,101  LegacyTexas Financial Group,
                  Inc.                                313,671
       18,435  MainSource Financial Group,
                  Inc.                                644,119
       18,658  National Bank Holdings Corp.,
                  Class A                             636,797
       17,907  Old National Bancorp                   291,884
       16,742  Pacific Premier Bancorp,
                  Inc. (a)                            601,038
       14,124  Renasant Corp.                         598,716
       17,227  S&T Bancorp, Inc.                      652,559
       15,194  Sandy Spring Bancorp, Inc.             608,368
       38,451  Seacoast Banking Corp. of
                  Florida (a)                         898,600
       16,746  ServisFirst Bancshares, Inc.           608,550
       22,779  State Bank Financial Corp.             625,283
       10,029  TowneBank                              313,908
       17,575  TriCo Bancshares                       648,517
       19,209  Trustmark Corp.                        613,920
        9,112  Union Bankshares Corp.                 281,470
       22,222  United Community Banks, Inc.           616,883
       11,984  Washington Trust Bancorp, Inc.         652,529
                                              ---------------
                                                   24,203,478
                                              ---------------
               BEVERAGES -- 0.6%
        7,012  Boston Beer (The) Co., Inc.,
                  Class A (a) (b)                   1,099,482
        1,350  Coca-Cola Bottling Co.
                  Consolidated                        324,121
       13,206  National Beverage Corp.              1,348,597
                                              ---------------
                                                    2,772,200
                                              ---------------
               BIOTECHNOLOGY -- 3.7%
       73,808  Array BioPharma, Inc. (a)              554,298
       30,481  Blueprint Medicines Corp. (a)        1,595,071
       11,746  Eagle Pharmaceuticals,
                  Inc. (a) (b)                        577,316
       27,327  Emergent BioSolutions, Inc. (a)        993,883
       43,665  Exact Sciences Corp. (a)             1,694,202
       28,689  FibroGen, Inc. (a)                     979,729
       18,979  Genomic Health, Inc. (a)               605,430
       24,094  Halozyme Therapeutics, Inc. (a)        305,512
       65,442  Ironwood Pharmaceuticals,
                  Inc. (a)                          1,161,596
       31,003  Juno Therapeutics, Inc. (a) (b)        881,415
       18,777  Lexicon Pharmaceuticals,
                  Inc. (a) (b)                        306,065
        7,633  Ligand Pharmaceuticals,
                  Inc. (a)                            922,906
      103,169  MiMedx Group, Inc. (a) (b)           1,543,408
       73,109  Momenta Pharmaceuticals,
                  Inc. (a)                          1,209,954
       11,954  Myriad Genetics, Inc. (a)              290,124


Page 46                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
       27,496  Portola Pharmaceuticals,
                  Inc. (a)                    $     1,696,503
       29,816  Repligen Corp. (a)                   1,200,690
       36,652  Sarepta Therapeutics, Inc. (a)       1,414,034
        5,171  Spark Therapeutics, Inc. (a)           367,141
                                              ---------------
                                                   18,299,277
                                              ---------------
               BUILDING PRODUCTS -- 2.3%
       16,765  AAON, Inc.                             566,657
       15,368  Advanced Drainage Systems,
                  Inc.                                315,812
       12,931  American Woodmark Corp. (a)          1,269,178
       16,303  Apogee Enterprises, Inc.               849,223
       13,430  Armstrong World Industries,
                  Inc. (a)                            652,027
      100,812  Builders FirstSource, Inc. (a)       1,579,724
       13,257  Continental Building Products,
                  Inc. (a)                            291,654
       14,072  Griffon Corp.                          288,476
       55,489  NCI Building Systems, Inc. (a)         998,802
       12,720  Patrick Industries, Inc. (a)           967,992
       34,416  Ply Gem Holdings, Inc. (a)             602,280
       21,200  Simpson Manufacturing Co.,
                  Inc.                                938,948
        9,131  Trex Co., Inc. (a)                     686,743
       14,151  Universal Forest Products, Inc.      1,186,561
                                              ---------------
                                                   11,194,077
                                              ---------------
               CAPITAL MARKETS -- 1.0%
       15,239  Cohen & Steers, Inc.                   615,656
       16,879  Financial Engines, Inc.                648,997
       76,838  Greenhill & Co., Inc.                1,421,503
        5,153  Piper Jaffray Cos.                     321,547
       81,803  Waddell & Reed Financial, Inc.,
                  Class A (b)                       1,690,868
                                              ---------------
                                                    4,698,571
                                              ---------------
               CHEMICALS -- 2.1%
       19,306  A. Schulman, Inc.                      507,748
       40,912  Calgon Carbon Corp.                    654,592
       11,580  Chase Corp.                          1,251,219
       84,441  Ferro Corp. (a)                      1,624,645
       10,127  GCP Applied Technologies,
                  Inc. (a)                            306,848
       28,183  Innophos Holdings, Inc.              1,177,204
       18,849  Innospec, Inc.                       1,176,177
       44,844  Kraton Corp. (a)                     1,668,197
        8,507  Quaker Chemical Corp.                1,206,888
       10,634  Stepan Co.                             873,796
                                              ---------------
                                                   10,447,314
                                              ---------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 3.2%
      132,570  ACCO Brands Corp. (a)                1,544,441
       23,051  Brink's (The) Co.                    1,801,436
       23,401  Covanta Holding Corp.                  353,355
       40,643  Herman Miller, Inc.                  1,368,653
       23,242  HNI Corp.                              877,386
       31,439  Interface, Inc.                        595,769
       61,623  Knoll, Inc.                          1,193,021


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMERCIAL SERVICES &
                  SUPPLIES (CONTINUED)
       35,679  McGrath RentCorp               $     1,267,675
       31,044  Mobile Mini, Inc.                      956,155
       15,142  Multi-Color Corp.                    1,218,931
      110,317  Steelcase, Inc., Class A             1,505,827
       13,172  Team, Inc. (a)                         189,018
        8,781  UniFirst Corp.                       1,249,097
        6,117  US Ecology, Inc.                       317,472
       26,149  Viad Corp.                           1,400,279
                                              ---------------
                                                   15,838,515
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.1%
       29,917  ADTRAN, Inc.                           701,554
       20,355  EchoStar Corp., Class A (a)          1,236,159
       27,072  Lumentum Holdings, Inc. (a)          1,694,707
       66,143  Oclaro, Inc. (a) (b)                   646,878
       11,810  Plantronics, Inc.                      533,576
       58,668  Viavi Solutions, Inc. (a)              643,588
                                              ---------------
                                                    5,456,462
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.1%
       70,587  Aegion Corp. (a)                     1,689,853
       10,296  Argan, Inc.                            663,577
       16,652  Comfort Systems USA, Inc.              554,512
       12,806  Granite Construction, Inc.             627,750
       24,771  Primoris Services Corp.                617,293
       53,720  Tutor Perini Corp. (a)               1,428,952
                                              ---------------
                                                    5,581,937
                                              ---------------
               CONSTRUCTION MATERIALS
                  -- 0.1%
        3,932  US Concrete, Inc. (a)                  308,072
                                              ---------------
               CONSUMER FINANCE -- 1.0%
       30,773  Encore Capital Group, Inc. (a)       1,233,997
       10,596  FirstCash, Inc.                        616,158
        8,017  Green Dot Corp., Class A (a)           322,604
       32,853  Nelnet, Inc., Class A                1,612,754
       24,450  PRA Group, Inc. (a)                    958,440
                                              ---------------
                                                    4,743,953
                                              ---------------
               DISTRIBUTORS -- 0.1%
       18,686  Core-Mark Holding Co., Inc.            685,216
                                              ---------------
               DIVERSIFIED CONSUMER
                  SERVICES -- 1.2%
       40,697  Adtalem Global Education, Inc.       1,322,653
        7,217  Capella Education Co.                  495,808
       51,711  K12, Inc. (a)                          915,802
       28,776  Sotheby's (a)                        1,628,434
       13,254  Strayer Education, Inc.              1,042,029
        9,242  Weight Watchers International,
                  Inc. (a)                            331,048
                                              ---------------
                                                    5,735,774
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.8%
       13,540  ATN International, Inc.                785,320
       15,800  Cincinnati Bell, Inc. (a)              294,670
      580,071  Globalstar, Inc. (a) (b)             1,073,131


                        See Notes to Financial Statements                Page 47

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES (CONTINUED)
      139,768  Iridium Communications,
                  Inc. (a) (b)                $     1,390,692
       47,231  Vonage Holdings Corp. (a)              312,197
                                              ---------------
                                                    3,856,010
                                              ---------------
               ELECTRIC UTILITIES -- 0.5%
       23,898  El Paso Electric Co.                 1,240,306
        4,800  MGE Energy, Inc.                       319,440
       23,401  Otter Tail Corp.                       946,571
                                              ---------------
                                                    2,506,317
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
       41,094  Atkore International Group,
                  Inc. (a)                            855,577
       16,607  AZZ, Inc.                              841,975
       28,935  Encore Wire Corp.                    1,290,501
       18,892  General Cable Corp.                    364,616
                                              ---------------
                                                    3,352,669
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.3%
        7,751  Badger Meter, Inc.                     350,733
       38,252  Benchmark Electronics, Inc. (a)      1,287,180
        8,337  ePlus, Inc. (a)                        674,463
       28,963  Fabrinet (a)                         1,303,625
       36,022  II-VI, Inc. (a)                      1,372,438
       30,897  Insight Enterprises, Inc. (a)        1,251,946
       18,237  Itron, Inc. (a)                      1,331,301
       18,256  Knowles Corp. (a)                      276,578
       29,989  Methode Electronics, Inc.            1,192,063
       11,926  MTS Systems Corp.                      628,500
        8,220  OSI Systems, Inc. (a)                  657,353
       23,503  Plexus Corp. (a)                     1,259,996
        5,688  Rogers Corp. (a)                       671,013
       38,323  ScanSource, Inc. (a)                 1,517,591
       88,965  TTM Technologies, Inc. (a)           1,546,212
       55,823  Vishay Intertechnology, Inc.           996,441
                                              ---------------
                                                   16,317,433
                                              ---------------
               ENERGY EQUIPMENT &
                  SERVICES -- 0.9%
      108,382  Archrock, Inc.                       1,186,783
       18,989  Dril-Quip, Inc. (a)                    846,909
       23,138  Exterran Corp. (a)                     640,691
      109,535  Helix Energy Solutions Group,
                  Inc. (a)                            716,359
       86,161  McDermott International,
                  Inc. (a)                            583,310
       11,377  Oil States International,
                  Inc. (a)                            282,719
                                              ---------------
                                                    4,256,771
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.7%
       49,982  CareTrust REIT, Inc.                   911,672
      183,207  CBL & Associates Properties,
                  Inc. (b)                          1,610,390
       63,115  Chesapeake Lodging Trust             1,592,391
      141,045  DiamondRock Hospitality Co.          1,647,406


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        7,372  EastGroup Properties, Inc.     $       642,691
       36,904  Four Corners Property Trust,
                  Inc.                                936,624
       83,634  Franklin Street Properties Corp.       884,011
       67,480  Government Properties Income
                  Trust                             1,196,420
       83,438  Hersha Hospitality Trust             1,565,297
       25,655  iStar, Inc. (a)                        306,577
        6,011  LTC Properties, Inc.                   310,408
       20,524  Monmouth Real Estate
                  Investment Corp.                    316,275
       30,735  New Senior Investment Group,
                  Inc.                                319,337
       13,494  Parkway, Inc.                          310,497
       28,743  Pebblebrook Hotel Trust                967,777
        5,903  QTS Realty Trust, Inc., Class A        315,633
      119,724  Ramco-Gershenson Properties
                  Trust                             1,686,911
       33,771  Rexford Industrial Realty, Inc.        963,149
        7,363  Seritage Growth Properties,
                  Class A (b)                         344,368
       11,191  STAG Industrial, Inc.                  305,402
       49,687  Summit Hotel Properties, Inc.          890,888
       18,354  Terreno Realty Corp.                   635,415
       33,429  Tier REIT, Inc.                        617,768
       11,650  Universal Health Realty Income
                  Trust                               902,642
      147,617  Washington Prime Group, Inc.         1,331,505
       79,734  Xenia Hotels & Resorts, Inc.         1,620,195
                                              ---------------
                                                   23,131,649
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.8%
       36,180  Andersons (The), Inc.                1,246,401
       22,547  Performance Food Group Co. (a)         649,353
      135,775  Smart & Final Stores, Inc. (a)       1,167,665
       59,493  SpartanNash Co.                      1,650,336
      281,660  SUPERVALU, Inc. (a)                  1,008,343
       42,083  United Natural Foods, Inc. (a)       1,621,458
       31,700  Weis Markets, Inc.                   1,499,727
                                              ---------------
                                                    8,843,283
                                              ---------------
               FOOD PRODUCTS -- 1.3%
       17,893  Calavo Growers, Inc.                 1,324,977
       98,122  Darling Ingredients, Inc. (a)        1,596,445
       54,510  Dean Foods Co.                         817,650
        4,678  J&J Snack Foods Corp.                  614,689
       13,354  Sanderson Farms, Inc. (b)            1,746,035
        8,864  Tootsie Roll Industries,
                  Inc. (b)                            329,741
                                              ---------------
                                                    6,429,537
                                              ---------------
               GAS UTILITIES -- 0.3%
        8,243  Chesapeake Utilities Corp.             636,772
       15,483  Northwest Natural Gas Co.              976,977
                                              ---------------
                                                    1,613,749
                                              ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 2.7%
        5,826  Abaxis, Inc.                           273,822
        1,441  Atrion Corp.                           911,000


Page 48                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT &
                  SUPPLIES (CONTINUED)
       38,336  Cardiovascular Systems,
                  Inc. (a)                    $     1,209,501
       14,897  Glaukos Corp. (a)                      598,561
       18,636  Globus Medical, Inc.,
                  Class A (a)                         573,057
       15,728  Halyard Health, Inc. (a)               632,580
        7,163  ICU Medical, Inc. (a)                1,231,320
       16,186  Inogen, Inc. (a)                     1,527,635
       24,080  Insulet Corp. (a)                    1,211,465
       14,284  Integer Holdings Corp. (a)             654,207
       50,720  K2M Group Holdings, Inc. (a)         1,234,018
       40,483  Merit Medical Systems, Inc. (a)      1,659,803
        8,281  Natus Medical, Inc. (a)                291,491
       14,080  Penumbra, Inc. (a)                   1,149,632
                                              ---------------
                                                   13,158,092
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.0%
       24,589  Amedisys, Inc. (a)                   1,164,535
       15,820  AMN Healthcare Services,
                  Inc. (a)                            583,758
       62,612  Diplomat Pharmacy, Inc. (a)            993,653
       42,566  Ensign Group (The), Inc.               952,201
        4,550  LHC Group, Inc. (a)                    263,445
       23,000  LifePoint Health, Inc. (a)           1,366,200
       21,186  Magellan Health, Inc. (a)            1,579,416
       17,616  National HealthCare Corp.            1,148,035
       28,787  Owens & Minor, Inc.                    927,805
       25,741  Premier, Inc., Class A (a)             898,361
       40,246  Select Medical Holdings
                  Corp. (a)                           651,985
       67,887  Surgery Partners, Inc. (a)           1,347,557
       44,508  Teladoc, Inc. (a)                    1,459,862
       15,971  Tenet Healthcare Corp. (a) (b)         277,097
       31,005  Tivity Health, Inc. (a)              1,229,348
                                              ---------------
                                                   14,843,258
                                              ---------------
               HEALTH CARE TECHNOLOGY
                  -- 0.4%
       24,208  Allscripts Healthcare
                  Solutions, Inc. (a)                 298,000
       48,740  Evolent Health, Inc.,
                  Class A (a)                       1,203,878
       17,948  Quality Systems, Inc. (a)              306,911
                                              ---------------
                                                    1,808,789
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.4%
       46,449  Belmond Ltd., Class A (a)              606,159
        2,318  Biglari Holdings, Inc. (a)             867,674
       33,169  BJ's Restaurants, Inc. (a)           1,170,866
       14,550  Bloomin' Brands, Inc.                  253,606
       49,800  Boyd Gaming Corp.                    1,247,988
      128,703  Caesars Entertainment
                  Corp. (a) (b)                     1,589,482
        6,740  Churchill Downs, Inc.                1,260,717
       23,579  ClubCorp Holdings, Inc.                399,664
        9,288  Dave & Buster's Entertainment,
                  Inc. (a)                            576,878
       26,244  Denny's Corp. (a)                      298,132
       21,037  DineEquity, Inc.                       865,462


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       16,486  Hyatt Hotels Corp.,
                  Class A (a)                 $       916,127
       41,130  International Speedway Corp.,
                  Class A                           1,472,454
       62,740  La Quinta Holdings, Inc. (a)           935,453
       13,116  Marriott Vacations Worldwide
                  Corp.                             1,532,605
       72,170  Penn National Gaming, Inc. (a)       1,454,947
       78,160  Pinnacle Entertainment, Inc. (a)     1,485,040
       13,234  Planet Fitness, Inc., Class A          299,882
       39,349  Red Rock Resorts, Inc., Class A        940,441
       59,174  Scientific Games Corp.,
                  Class A (a)                       2,192,397
       18,985  SeaWorld Entertainment,
                  Inc. (b)                            291,989
        8,856  Shake Shack, Inc.,
                  Class A (a) (b)                     292,337
       11,660  Sonic Corp.                            275,876
       19,993  Wingstop, Inc. (a) (b)                 599,990
                                              ---------------
                                                   21,826,166
                                              ---------------
               HOUSEHOLD DURABLES -- 2.1%
        2,382  Cavco Industries, Inc. (a)             310,613
       23,334  Installed Building Products,
                  Inc. (a)                          1,255,369
       18,356  iRobot Corp. (a)                     1,936,741
       38,659  KB Home                                886,064
       38,017  La-Z-Boy, Inc.                       1,284,975
       34,972  M.D.C. Holdings, Inc.                1,199,190
       36,598  Meritage Homes Corp. (a)             1,491,368
        5,820  TopBuild Corp. (a)                     307,180
      117,092  TRI Pointe Group, Inc. (a)           1,557,324
        4,621  Universal Electronics, Inc. (a)        316,307
                                              ---------------
                                                   10,545,131
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.1%
       20,579  Central Garden & Pet Co.,
                  Class A (a)                         633,010
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.4%
      112,051  Dynegy, Inc. (a)                     1,006,218
       35,101  NRG Yield, Inc., Class C               652,878
       12,957  Pattern Energy Group, Inc.             325,221
                                              ---------------
                                                    1,984,317
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.1%
        9,276  Raven Industries, Inc.                 319,094
                                              ---------------
               INSURANCE -- 3.9%
       71,213 Ambac Financial Group, Inc. (a) 1,454,882 35,261 American Equity Investment
                  Life Holding Co.                    944,290
       10,847  AMERISAFE, Inc.                        626,414
       25,486  Argo Group International
                  Holdings Ltd.                     1,527,886
       29,209  Employers Holdings, Inc.             1,266,210
       15,068  FBL Financial Group, Inc.,
                  Class A                           1,023,117
       16,343  Horace Mann Educators Corp.            603,057


                        See Notes to Financial Statements                Page 49

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        9,858  Infinity Property & Casualty
                  Corp.                       $       986,293
       23,324  James River Group Holdings
                  Ltd.                                936,692
        8,002  Kemper Corp.                           314,078
       55,655  Maiden Holdings Ltd.                   617,770
       32,756  MBIA, Inc. (a)                         333,128
        3,866  National Western Life Group,
                  Inc., Class A                     1,301,257
       11,253  Navigators Group (The), Inc.           641,421
       18,090  Safety Insurance Group, Inc.         1,283,485
       18,515  Selective Insurance Group, Inc.        937,785
       12,005  State Auto Financial Corp.             309,609
       27,227  Stewart Information Services
                  Corp.                             1,070,021
      111,111  Third Point Reinsurance Ltd. (a)     1,616,665
       14,021  United Fire Group, Inc.                632,628
       36,772  Universal Insurance Holdings,
                  Inc. (b)                            877,012
                                              ---------------
                                                   19,303,700
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.4%
      102,962  Etsy, Inc. (a)                       1,479,564
       29,049  HSN, Inc.                            1,151,793
      106,513  Liberty TripAdvisor Holdings,
                  Inc., Class A (a)                 1,251,528
       23,738  Nutrisystem, Inc.                    1,323,393
        6,503  Shutterfly, Inc. (a)                   318,907
       20,089  Wayfair, Inc., Class A (a) (b)       1,533,795
                                              ---------------
                                                    7,058,980
                                              ---------------
               INTERNET SOFTWARE &
                  SERVICES -- 3.9%
       32,916  2U, Inc. (a)                         1,703,403
       32,834  Alarm.com Holdings, Inc. (a)         1,248,677
       25,493  Benefitfocus, Inc. (a) (b)             911,375
       67,739  Box, Inc., Class A (a)               1,276,880
       73,985  Endurance International Group
                  Holdings, Inc. (a)                  684,361
       31,201  Envestnet, Inc. (a)                  1,218,399
       71,768  Five9, Inc. (a)                      1,583,202
       48,797  GTT Communications, Inc. (a)         1,490,748
       35,909  New Relic, Inc. (a)                  1,686,287
       25,079  Q2 Holdings, Inc. (a)                  975,573
       53,720  Quotient Technology, Inc. (a)          623,152
        7,008  Shutterstock, Inc. (a)                 295,317
        4,845  SPS Commerce, Inc. (a)                 280,041
        9,972  Stamps.com, Inc. (a) (b)             1,476,853
       61,994  TrueCar, Inc. (a) (b)                1,173,547
       61,045  Web.com Group, Inc. (a)              1,339,938
       15,800  WebMD Health Corp. (a)               1,046,750
                                              ---------------
                                                   19,014,503
                                              ---------------
               IT SERVICES -- 1.1%
       64,947  Convergys Corp.                      1,556,779
       35,709  EVERTEC, Inc.                          637,406
       16,673  ExlService Holdings, Inc. (a)          959,531


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               IT SERVICES (CONTINUED)
       22,394  ManTech International Corp.,
                  Class A                     $       889,490
       36,849  Sykes Enterprises, Inc. (a)          1,252,866
        7,571  TeleTech Holdings, Inc.                316,468
                                              ---------------
                                                    5,612,540
                                              ---------------
               LEISURE PRODUCTS -- 0.8%
       69,695  American Outdoor Brands
                  Corp. (a) (b)                     1,440,596
      120,848  Callaway Golf Co.                    1,538,395
       19,880  Sturm Ruger & Co., Inc. (b)          1,145,088
                                              ---------------
                                                    4,124,079
                                              ---------------
               LIFE SCIENCES TOOLS &
                  SERVICES -- 0.6%
       56,469  Accelerate Diagnostics,
                  Inc. (a) (b)                      1,482,311
       15,509  Cambrex Corp. (a)                      946,049
       14,626  Luminex Corp.                          298,809
                                              ---------------
                                                    2,727,169
                                              ---------------
               MACHINERY -- 4.9%
       25,113  Actuant Corp., Class A                 607,735
       10,204  Alamo Group, Inc.                      949,074
       11,569  Albany International Corp.,
                  Class A                             618,941
        7,761  Altra Industrial Motion Corp.          345,753
       40,325  American Railcar Industries,
                  Inc. (b)                          1,482,750
        5,565  Astec Industries, Inc.                 279,753
       64,084  Briggs & Stratton Corp.              1,500,847
       26,682  Chart Industries, Inc. (a)             907,188
       12,984  EnPro Industries, Inc.               1,000,028
       15,535  ESCO Technologies, Inc.                958,509
       35,586  Federal Signal Corp.                   658,341
       22,383  Franklin Electric Co., Inc.            904,273
       36,383  Gorman-Rupp (The) Co.                1,099,494
       33,393  Greenbrier (The) Cos., Inc. (b)      1,502,685
       76,742  Harsco Corp. (a)                     1,185,664
       25,669  Hillenbrand, Inc.                      924,084
        3,461  Lindsay Corp.                          317,270
       11,949  Lydall, Inc. (a)                       591,476
       74,386  Meritor, Inc. (a)                    1,285,390
       30,432  Mueller Industries, Inc.               958,608
       23,552  Navistar International
                  Corp. (a)                           724,695
        4,593  Proto Labs, Inc. (a)                   339,423
        6,071  RBC Bearings, Inc. (a)                 627,377
       26,571  Rexnord Corp. (a)                      615,384
       25,127  SPX FLOW, Inc. (a)                     891,003
        3,405  Standex International Corp.            326,710
        7,239  Sun Hydraulics Corp.                   299,405
        4,185  Tennant Co.                            316,177
       70,265  Wabash National Corp.                1,340,656
        9,775  Watts Water Technologies, Inc.,
                  Class A                             629,510
                                              ---------------
                                                   24,188,203
                                              ---------------
               MARINE -- 0.2%
       30,848  Matson, Inc.                           869,914
                                              ---------------


Page 50                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA -- 1.5%
       69,374  E.W. Scripps (The) Co.,
                  Class A (a)                 $     1,363,199
      141,692  Gannett Co., Inc.                    1,270,977
       15,587  Meredith Corp.                         926,647
       13,759  MSG Networks, Inc.,
                  Class A (a)                         294,443
      114,573  New Media Investment Group,
                  Inc.                              1,597,148
       28,345  Scholastic Corp.                     1,174,333
        9,388  Sinclair Broadcast Group, Inc.,
                  Class A                             338,438
       21,525  Time, Inc.                             302,426
                                              ---------------
                                                    7,267,611
                                              ---------------
               METALS & MINING -- 1.3%
       36,319  Allegheny Technologies,
                  Inc. (b)                            687,882
       33,010  Carpenter Technology Corp.           1,334,594
       99,129  Century Aluminum Co. (a)             1,663,384
       63,590  Commercial Metals Co.                1,182,774
       17,447  Kaiser Aluminum Corp.                1,697,419
                                              ---------------
                                                    6,566,053
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 1.5%
       83,258  Apollo Commercial Real Estate
                  Finance, Inc.                     1,501,142
       88,846  Capstead Mortgage Corp.                868,914
       36,729  CYS Investments, Inc.                  312,564
       13,506  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.        314,015
       92,426  Invesco Mortgage Capital, Inc.       1,537,044
       69,102  Ladder Capital Corp.                   909,382
       84,441  PennyMac Mortgage Investment
                  Trust                             1,486,162
       18,127  Redwood Trust, Inc.                    313,053
                                              ---------------
                                                    7,242,276
                                              ---------------
               MULTILINE RETAIL -- 1.3%
       25,581  Big Lots, Inc.                       1,270,608
       26,772  Dillard's, Inc., Class A (b)         1,976,309
      265,710  JC Penney Co., Inc. (a) (b)          1,437,491
       36,254  Ollie's Bargain Outlet
                  Holdings, Inc. (a)                1,620,554
                                              ---------------
                                                    6,304,962
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.5%
       42,586  CVR Energy, Inc. (b)                   805,302
       75,155  Green Plains, Inc.                   1,484,311
                                              ---------------
                                                    2,289,613
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 1.4%
       40,643  Boise Cascade Co. (a)                1,233,515
       33,036  Clearwater Paper Corp. (a)           1,623,719
       29,945  KapStone Paper and Packaging
                  Corp.                               684,543
       11,547  Neenah Paper, Inc.                     922,605
       63,232  P.H. Glatfelter Co.                  1,294,359


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               PAPER & FOREST PRODUCTS
                  (CONTINUED)
       33,187  Schweitzer-Mauduit
                  International, Inc.         $     1,275,045
                                              ---------------
                                                    7,033,786
                                              ---------------
               PERSONAL PRODUCTS -- 0.3%
        8,428  Inter Parfums, Inc.                    327,006
       13,033  Revlon, Inc., Class A (a)              254,795
       14,456  USANA Health Sciences,
                  Inc. (a)                            825,438
                                              ---------------
                                                    1,407,239
                                              ---------------
               PHARMACEUTICALS -- 0.9%
      130,885  Corcept Therapeutics, Inc. (a)       1,632,136
       48,264  Innoviva, Inc. (a)                     662,182
       35,834  Supernus Pharmaceuticals,
                  Inc. (a)                          1,449,485
       15,507  Theravance Biopharma
                  Inc. (a) (b)                        498,240
                                              ---------------
                                                    4,242,043
                                              ---------------
               PROFESSIONAL SERVICES -- 1.8%
       11,996  Advisory Board (The) Co. (a)           674,175
       35,342  FTI Consulting, Inc. (a)             1,159,571
       28,601  Huron Consulting Group,
                  Inc. (a)                          1,015,335
       26,232  ICF International, Inc. (a)          1,186,998
        4,351  Insperity, Inc.                        328,501
       26,837  Korn/Ferry International               897,698
       78,160  Navigant Consulting, Inc. (a)        1,323,249
       11,408  On Assignment, Inc. (a)                561,844
       47,173  TriNet Group, Inc. (a)               1,651,055
                                              ---------------
                                                    8,798,426
                                              ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.6%
       26,651  HFF, Inc., Class A                     978,625
       32,429  Kennedy-Wilson Holdings, Inc.          651,823
       35,154  Marcus & Millichap, Inc. (a)           899,942
        5,511  RE/MAX Holdings, Inc.,
                  Class A                             320,465
                                              ---------------
                                                    2,850,855
                                              ---------------
               ROAD & RAIL -- 1.1%
       74,973  ArcBest Corp.                        2,084,249
       44,508  Heartland Express, Inc.                940,454
       24,085  Saia, Inc. (a)                       1,309,020
       42,097  Werner Enterprises, Inc.             1,248,176
                                              ---------------
                                                    5,581,899
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.9%
       14,324  Advanced Energy Industries,
                  Inc. (a)                          1,039,206
       94,848  Amkor Technology, Inc. (a)             983,574
       56,964  Brooks Automation, Inc.              1,399,036
       12,551  Cabot Microelectronics Corp.           930,657
       38,563  Diodes, Inc. (a)                     1,023,076
       99,641  FormFactor, Inc. (a)                 1,305,297
       22,150  MaxLinear, Inc. (a)                    580,330
       12,711  Power Integrations, Inc.               898,032
       25,921  Semtech Corp. (a)                    1,026,472


                        See Notes to Financial Statements                Page 51

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
        5,973  Synaptics, Inc. (a)            $       314,239
                                              ---------------
                                                    9,499,919
                                              ---------------
               SOFTWARE -- 2.6%
       21,229  8x8, Inc. (a)                          269,608
       40,185  Barracuda Networks, Inc. (a)           902,957
       14,350  BroadSoft, Inc. (a)                    632,117
       38,292  Callidus Software, Inc. (a)            930,496
       40,616  FireEye, Inc. (a)                      594,212
        7,850  Gigamon, Inc. (a)                      312,038
       18,791  HubSpot, Inc. (a)                    1,359,529
       19,366  Imperva, Inc. (a)                      872,438
       20,510  Paylocity Holding Corp. (a)            932,590
       19,999  Progress Software Corp.                640,168
       22,712  Qualys, Inc. (a)                       911,887
       42,255  RingCentral, Inc., Class A (a)       1,470,474
       49,687  TiVo Corp.                             973,865
       41,517  Varonis Systems, Inc. (a)            1,546,508
       22,238  Zendesk, Inc. (a)                      652,018
                                              ---------------
                                                   13,000,905
                                              ---------------
               SPECIALTY RETAIL -- 4.8%
       31,762  Aaron's, Inc.                        1,469,945
       21,849  Asbury Automotive Group,
                  Inc. (a)                          1,179,846
       86,766  Buckle (The), Inc. (b)               1,483,699
       44,476  Caleres, Inc.                        1,213,305
      163,953  Chico's FAS, Inc.                    1,500,170
       12,101  Children's Place (The), Inc.         1,278,471
       87,256  DSW, Inc., Class A                   1,574,098
      228,806  Express, Inc. (a)                    1,386,564
       25,026  Five Below, Inc. (a)                 1,209,006
       45,559  Genesco, Inc. (a)                    1,462,444
       24,391  Group 1 Automotive, Inc.             1,452,484
       96,678  Guess?, Inc.                         1,262,615
       13,112  Lithia Motors, Inc., Class A         1,353,814
       22,196  Monro Muffler Brake, Inc.            1,034,334
       12,504  Murphy USA, Inc. (a)                   946,928
      273,837  Office Depot, Inc.                   1,607,423
       78,949  Party City Holdco, Inc. (a)          1,101,338
       17,407  Select Comfort Corp. (a)               588,531
       29,917  Tile Shop Holdings, Inc.               436,788
                                              ---------------
                                                   23,541,803
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 0.8%
       49,554  3D Systems Corp. (a) (b)               832,507
        6,520  Electronics For Imaging,
                  Inc. (a)                            316,742
       96,452  Pure Storage, Inc., Class A (a)      1,164,176
       50,124  Super Micro Computer, Inc. (a)       1,345,829
                                              ---------------
                                                    3,659,254
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.1%
      149,221  Fossil Group, Inc. (a)               1,678,736
       37,141  G-III Apparel Group Ltd. (a)           966,780
       19,772  Oxford Industries, Inc.              1,248,206


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY
                  GOODS (CONTINUED)
       23,196  Steven Madden Ltd. (a)         $       951,036
       11,028  Wolverine World Wide, Inc.             310,990
                                              ---------------
                                                    5,155,748
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.2%
       13,022  BofI Holding, Inc. (a) (b)             362,923
       15,760  Dime Community Bancshares,
                  Inc.                                327,808
       40,089  Flagstar Bancorp, Inc. (a)           1,305,298
        8,969  LendingTree, Inc. (a)                1,978,561
       10,412  Meta Financial Group, Inc.             742,376
       69,064  Nationstar Mortgage Holdings,
                  Inc. (a)                          1,231,411
       19,788  Northwest Bancshares, Inc.             318,587
       90,583  Oritani Financial Corp.              1,503,678
       79,713  TrustCo Bank Corp. NY                  661,618
       18,507  United Financial Bancorp, Inc.         334,792
       31,629  Walker & Dunlop, Inc. (a)            1,589,357
       13,622  WSFS Financial Corp.                   615,033
                                              ---------------
                                                   10,971,442
                                              ---------------
               TOBACCO -- 0.1%
        9,548  Universal Corp.                        610,595
                                              ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 2.3%
       71,009  Aircastle Ltd.                       1,671,552
       15,693  Applied Industrial
                  Technologies, Inc.                  886,654
       42,410  BMC Stock Holdings, Inc. (a)           933,020
       24,031  GATX Corp. (b)                       1,485,837
       10,992  GMS, Inc. (a)                          329,980
       18,582  Kaman Corp.                            949,912
       33,232  Rush Enterprises, Inc.,
                  Class A (a)                       1,433,296
       29,667  SiteOne Landscape Supply,
                  Inc. (a)                          1,557,517
       36,948  Triton International Ltd.            1,332,345
       20,592  Veritiv Corp. (a)                      764,993
                                              ---------------
                                                   11,345,106
                                              ---------------
               WATER UTILITIES -- 0.3%
        6,515  American States Water Co.              322,167
       16,788  California Water Service Group         653,053
       12,561  SJW Group                              664,100
                                              ---------------
                                                    1,639,320
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
       40,304  United States Cellular
                  Corp. (a)                         1,526,716
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       491,633,758
               (Cost $441,776,240)            ---------------


Page 52                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 1.1%
    4,989,748  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (c) (d)               $     4,989,748
      517,952  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (c)                   517,952
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.1%                           5,507,700
               (Cost $5,507,700)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 3.6%
$   4,011,543  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $4,011,648. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.125%, due
                  06/30/21. The value of the
                  collateral including accrued
                  interest is $4,095,821. (d)       4,011,543

   13,813,977  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $13,814,368. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $14,157,434. (d)     13,813,977
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 3.6%               17,825,520
               (Cost $17,825,520)             ---------------

               TOTAL INVESTMENTS -- 104.7%        514,966,978
               (Cost $465,109,460) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (4.7)%           (22,969,804)
                                              ---------------
               NET ASSETS -- 100.0%           $   491,997,174
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $22,146,235 and the total value of the collateral held by the Fund is $22,836,975.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $468,196,620. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $63,425,354 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,654,996.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $  491,633,758   $         --   $         --
Money Market Funds       5,507,700             --             --
Repurchase
   Agreements                   --     17,825,520             --
                    --------------------------------------------
Total Investments   $  497,141,458   $ 17,825,520   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Financial Statements                Page 53

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2017

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    22,146,235
Non-cash Collateral(2)                            (22,146,235)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    17,825,520
Non-cash Collateral(4)                            (17,825,520)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 54                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.6%
       10,933  L3 Technologies, Inc.          $     1,912,947
       11,313  Raytheon Co.                         1,943,234
       17,388  Rockwell Collins, Inc.               1,852,344
      199,196  Textron, Inc.                        9,786,499
       14,962  United Technologies Corp.            1,774,044
                                              ---------------
                                                   17,269,068
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.8%
       26,601  C.H. Robinson Worldwide, Inc.        1,745,025
       32,349  Expeditors International of
                  Washington, Inc.                  1,904,709
       25,221  FedEx Corp.                          5,246,725
                                              ---------------
                                                    8,896,459
                                              ---------------
               AIRLINES -- 1.8%
       74,581  American Airlines Group, Inc.        3,761,866
      174,585  Delta Air Lines, Inc.                8,617,516
       99,742  United Continental Holdings,
                  Inc. (a)                          6,750,538
                                              ---------------
                                                   19,129,920
                                              ---------------
               AUTO COMPONENTS -- 1.7%
      268,369  Goodyear Tire & Rubber (The)
                  Co.                               8,456,307
       66,033  Lear Corp.                           9,785,430
                                              ---------------
                                                   18,241,737
                                              ---------------
               AUTOMOBILES -- 2.1%
      838,436  Ford Motor Co.                       9,407,252
      268,596  General Motors Co.                   9,664,084
       69,470  Harley-Davidson, Inc.                3,381,105
                                              ---------------
                                                   22,452,441
                                              ---------------
               BANKS -- 2.1%
       82,643  BB&T Corp.                           3,910,666
      112,224  Citigroup, Inc.                      7,681,733
       43,896  PNC Financial Services Group
                  (The), Inc.                       5,653,805
       98,918  Wells Fargo & Co.                    5,335,637
                                              ---------------
                                                   22,581,841
                                              ---------------
               BIOTECHNOLOGY -- 1.0%
      132,551  Gilead Sciences, Inc.               10,085,806
                                              ---------------
               CAPITAL MARKETS -- 3.5%
       22,629  Affiliated Managers Group, Inc.      4,205,147
       14,356  Ameriprise Financial, Inc.           2,079,897
      107,432  Bank of New York Mellon
                  (The) Corp.                       5,697,119
      209,470  Franklin Resources, Inc.             9,380,066
      106,645  Invesco Ltd.                         3,708,047
       41,825  State Street Corp.                   3,899,345
      101,143  T. Rowe Price Group, Inc.            8,366,549
                                              ---------------
                                                   37,336,170
                                              ---------------
               CHEMICALS -- 3.5%
       26,231  Air Products and Chemicals, Inc.     3,728,736
       89,362  Eastman Chemical Co.                 7,431,344
      111,176  LyondellBasell Industries N.V.,
                  Class A                          10,015,846


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CHEMICALS (CONTINUED)
      328,763  Mosaic (The) Co.               $     7,936,339
      113,361  Westlake Chemical Corp.              7,976,080
                                              ---------------
                                                   37,088,345
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.4%
      239,799  Cisco Systems, Inc.                  7,541,679
      269,216  Juniper Networks, Inc.               7,524,587
                                              ---------------
                                                   15,066,266
                                              ---------------
               CONSUMER FINANCE -- 2.6%
      448,907  Ally Financial, Inc.                10,163,254
       21,687  American Express Co.                 1,848,383
      113,560  Capital One Financial Corp.          9,786,601
      183,808  Synchrony Financial                  5,573,059
                                              ---------------
                                                   27,371,297
                                              ---------------
               CONTAINERS & PACKAGING -- 0.5%
       96,737  WestRock Co.                         5,554,639
                                              ---------------
               DISTRIBUTORS -- 0.5%
       19,694  Genuine Parts Co.                    1,672,611
      113,893  LKQ Corp. (a)                        3,936,142
                                              ---------------
                                                    5,608,753
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.2%
       32,362  Berkshire Hathaway, Inc.,
                  Class B (a)                       5,662,379
      286,913  Leucadia National Corp.              7,468,346
                                              ---------------
                                                   13,130,725
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.2%
      248,664  AT&T, Inc.                           9,697,896
      392,888  CenturyLink, Inc. (b)                9,142,504
       84,029  Verizon Communications, Inc.         4,067,003
                                              ---------------
                                                   22,907,403
                                              ---------------
               ELECTRIC UTILITIES -- 8.1%
       93,424  Alliant Energy Corp.                 3,786,475
       54,020  American Electric Power Co.,
                  Inc.                              3,810,571
       65,572  Duke Energy Corp.                    5,581,489
       95,992  Edison International                 7,552,650
       48,885  Entergy Corp.                        3,750,457
       90,286  Eversource Energy                    5,488,486
      260,110  Exelon Corp.                         9,972,617
       53,562  NextEra Energy, Inc.                 7,824,872
      113,091  PG&E Corp.                           7,655,130
       88,134  Pinnacle West Capital Corp.          7,643,862
      194,147  PPL Corp.                            7,441,654
      156,761  Southern (The) Co.                   7,513,555
      163,593  Xcel Energy, Inc.                    7,739,585
                                              ---------------
                                                   85,761,403
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
       96,435  Eaton Corp. PLC                      7,546,039
                                              ---------------


                        See Notes to Financial Statements                Page 55

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.8%
      312,216  Corning, Inc.                  $     9,097,974
      119,242  TE Connectivity Ltd.                 9,585,865
                                              ---------------
                                                   18,683,839
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.7%
      234,847  HCP, Inc.                            7,432,907
      513,524  Host Hotels & Resorts, Inc.          9,582,358
       35,469  SL Green Realty Corp.                3,662,884
      673,360  VEREIT, Inc.                         5,595,621
       54,537  Weyerhaeuser Co.                     1,800,812
                                              ---------------
                                                   28,074,582
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 2.4%
       93,286  CVS Health Corp.                     7,456,350
      235,038  Kroger (The) Co.                     5,763,132
       47,920  Walgreens Boots Alliance, Inc.       3,865,706
       99,177  Wal-Mart Stores, Inc.                7,933,168
                                              ---------------
                                                   25,018,356
                                              ---------------
               FOOD PRODUCTS -- 4.0%
      226,729  Archer-Daniels-Midland Co.           9,563,429
      100,610  Bunge Ltd.                           7,886,818
       32,977  General Mills, Inc.                  1,835,500
      110,022  Hormel Foods Corp.                   3,759,452
       45,980  Ingredion, Inc.                      5,670,253
       31,713  J.M. Smucker (The) Co.               3,865,815
      149,802  Tyson Foods, Inc., Class A           9,491,455
                                              ---------------
                                                   42,072,722
                                              ---------------
               GAS UTILITIES -- 0.9%
       45,242  Atmos Energy Corp.                   3,925,196
      113,224  UGI Corp.                            5,714,415
                                              ---------------
                                                    9,639,611
                                              ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 0.9%
       90,537  Baxter International, Inc.           5,475,678
       21,649  Danaher Corp.                        1,764,177
       28,178  DENTSPLY SIRONA, Inc.                1,747,881
                                              ---------------
                                                    8,987,736
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 4.7%
       29,134  Anthem, Inc.                         5,425,042
       48,162  Cardinal Health, Inc.                3,720,996
       46,980  Centene Corp. (a)                    3,731,152
      144,875  DaVita, Inc. (a)                     9,385,003
      146,963  Express Scripts Holding Co. (a)      9,205,762
       57,019  McKesson Corp.                       9,229,666
       16,439  Quest Diagnostics, Inc.              1,780,508
       61,481  Universal Health Services,
                  Inc., Class B                     6,813,939
                                              ---------------
                                                   49,292,068
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.1%
      143,086  Carnival Corp.                 $     9,555,283
       20,203  Darden Restaurants, Inc.             1,694,628
       28,597  Las Vegas Sands Corp.                1,761,861
       68,717  Royal Caribbean Cruises Ltd.         7,769,831
       46,338  Yum China Holdings, Inc. (a)         1,658,437
                                              ---------------
                                                   22,440,040
                                              ---------------
               HOUSEHOLD DURABLES -- 2.6%
      271,395  D.R. Horton, Inc.                    9,686,087
      147,082  Garmin Ltd.                          7,382,046
      102,799  Lennar Corp., Class A                5,390,780
       28,605  Whirlpool Corp.                      5,088,257
                                              ---------------
                                                   27,547,170
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.2%
       20,967  Procter & Gamble (The) Co.           1,904,223
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.2%
       13,707  Honeywell International, Inc.        1,865,797
                                              ---------------
               INSURANCE -- 9.3%
       70,560  Aflac, Inc.                          5,627,160
        6,309  Alleghany Corp. (a)                  3,869,562
       61,974  Allstate (The) Corp.                 5,639,634
       60,028  American International Group,
                  Inc.                              3,928,833
       40,228  Arch Capital Group Ltd. (a)          3,912,575
       31,914  Arthur J. Gallagher & Co.            1,876,224
       37,703  Chubb Ltd.                           5,521,981
       25,219  Cincinnati Financial Corp.           1,920,679
       36,853  Everest Re Group, Ltd.               9,669,859
      122,267  FNF Group                            5,973,966
       34,755  Hartford Financial Services
                  Group (The), Inc.                 1,911,525
       81,103  Lincoln National Corp.               5,925,385
       39,031  Loews Corp.                          1,900,029
       28,517  Principal Financial Group, Inc.      1,903,510
       50,685  Prudential Financial, Inc.           5,739,063
       42,692  Reinsurance Group of America,
                  Inc.                              5,985,418
       23,885  Torchmark Corp.                      1,886,198
       74,151  Travelers (The) Cos., Inc.           9,498,002
      160,964  Unum Group                           8,069,125
       79,242  W. R. Berkley Corp.                  5,465,321
       41,715  XL Group Ltd.                        1,852,146
                                              ---------------
                                                   98,076,195
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.9%
      382,318  Liberty Interactive Corp. QVC
                  Group, Class A (a)                9,152,693
                                              ---------------
               IT SERVICES -- 0.7%
       27,514  Cognizant Technology Solutions
                  Corp., Class A                    1,907,271
       35,632  International Business Machines
                  Corp.                             5,154,881
                                              ---------------
                                                    7,062,152
                                              ---------------


Page 56                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LEISURE PRODUCTS -- 0.2%
       84,858  Mattel, Inc.                   $     1,698,857
                                              ---------------
               MACHINERY -- 2.0%
       23,135  Cummins, Inc.                        3,884,367
       46,784  Dover Corp.                          3,929,856
      113,654  PACCAR, Inc.                         7,779,616
       11,434  Parker-Hannifin Corp.                1,897,815
       26,666  Stanley Black & Decker, Inc.         3,751,640
                                              ---------------
                                                   21,243,294
                                              ---------------
               MEDIA -- 1.9%
      363,225  Discovery Communications,
                  Inc., Class A (a)                 8,935,335
       74,271  Interpublic Group of Cos.
                  (The), Inc.                       1,604,997
      132,422  Twenty-First Century Fox, Inc.,
                  Class A                           3,853,480
      163,273  Viacom, Inc., Class B                5,701,493
                                              ---------------
                                                   20,095,305
                                              ---------------
               METALS & MINING -- 1.1%
      115,864  Newmont Mining Corp.                 4,306,665
      129,701  Nucor Corp.                          7,479,857
                                              ---------------
                                                   11,786,522
                                              ---------------
               MULTILINE RETAIL -- 2.6%
      104,116  Dollar General Corp.                 7,825,359
      403,707  Macy's, Inc.                         9,588,041
      179,423  Target Corp.                        10,167,901
                                              ---------------
                                                   27,581,301
                                              ---------------
               MULTI-UTILITIES -- 5.6%
      137,292  Ameren Corp.                         7,702,081
      137,063  CenterPoint Energy, Inc.             3,863,806
       81,145  CMS Energy Corp.                     3,752,145
       92,870  Consolidated Edison, Inc.            7,695,208
       70,949  DTE Energy Co.                       7,595,800
      174,513  Public Service Enterprise
                  Group, Inc.                       7,847,850
      140,009  SCANA Corp.                          9,012,379
       48,613  Sempra Energy                        5,493,755
       89,297  WEC Energy Group, Inc.               5,623,032
                                              ---------------
                                                   58,586,056
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.5%
       58,558  Andeavor                             5,828,278
       71,940  Chevron Corp.                        7,855,128
      124,682  ConocoPhillips                       5,656,822
       67,897  Exxon Mobil Corp.                    5,434,476
      195,869  Kinder Morgan, Inc.                  4,001,604
      143,432  Marathon Petroleum Corp.             8,030,758
      265,219  Noble Energy, Inc.                   7,667,481
       45,383  Phillips 66                          3,800,826
      139,076  Valero Energy Corp.                  9,592,072
                                              ---------------
                                                   57,867,445
                                              ---------------
               PHARMACEUTICALS -- 1.6%
       38,595  Allergan PLC                         9,738,677
       13,810  Johnson & Johnson                    1,832,863


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               PHARMACEUTICALS (CONTINUED)
      141,193  Mylan N.V. (a)                 $     5,505,115
                                              ---------------
                                                   17,076,655
                                              ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.4%
      103,098  CBRE Group, Inc., Class A (a)        3,916,693
                                              ---------------
               ROAD & RAIL -- 0.7%
       35,859  Kansas City Southern                 3,700,290
       30,836  Norfolk Southern Corp.               3,471,517
                                              ---------------
                                                    7,171,807
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.4%
      278,071  Intel Corp.                          9,863,179
       99,259  QUALCOMM, Inc.                       5,279,586
                                              ---------------
                                                   15,142,765
                                              ---------------
               SOFTWARE -- 0.6%
      159,011  CA, Inc.                             4,935,702
       36,440  Oracle Corp.                         1,819,449
                                              ---------------
                                                    6,755,151
                                              ---------------
               SPECIALTY RETAIL -- 4.0%
       32,190  Advance Auto Parts, Inc.             3,605,602
      130,918  Best Buy Co., Inc.                   7,637,756
      190,385  Foot Locker, Inc.                    8,984,268
      426,654  Gap (The), Inc.                     10,167,165
      101,709  L Brands, Inc.                       4,718,281
       25,316  TJX (The) Cos., Inc.                 1,779,968
      101,111  Tractor Supply Co.                   5,674,349
                                              ---------------
                                                   42,567,389
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.6%
      565,530  Hewlett Packard Enterprise Co.       9,902,430
      214,692  HP, Inc.                             4,100,617
       45,620  NetApp, Inc.                         1,980,820
      141,449  Seagate Technology PLC               4,662,159
       84,713  Western Digital Corp.                7,210,771
                                              ---------------
                                                   27,856,797
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.7%
       38,594  Coach, Inc.                          1,819,321
       78,888  Hanesbrands, Inc.                    1,808,113
       30,968  NIKE, Inc., Class B                  1,828,661
       31,717  VF Corp.                             1,972,480
                                              ---------------
                                                    7,428,575
                                              ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.3%
       20,787  W.W. Grainger, Inc.                  3,466,024
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                      1,056,086,132
               (Cost $970,454,463)            ---------------


                        See Notes to Financial Statements                Page 57

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.2%
    1,521,718  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional
                  Class - 0.90% (c) (d)       $     1,521,718
      787,854  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (c)                   787,854
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.2%                           2,309,572
               (Cost $2,309,572)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.5%
$   1,223,397  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $1,223,428. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.125%, due
                  06/30/21. The value of the
                  collateral including accrued
                  interest is $1,249,098. (d)       1,223,397

    4,212,834  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $4,212,954. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $4,317,578. (d)       4,212,834
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.5%                5,436,231
               (Cost $5,436,231)              ---------------

               TOTAL INVESTMENTS -- 100.6%      1,063,831,935
               (Cost $978,200,266) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.6)%            (6,834,535)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,056,997,400
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $6,823,811 and the total value of the collateral held by the Fund is $6,964,569.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $997,289,357. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $99,504,030 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $32,961,452.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $1,056,086,132   $         --   $         --
Money Market
   Funds                 2,309,572             --             --
Repurchase
   Agreements                   --      5,436,231             --
                    --------------------------------------------
Total Investments   $1,058,395,704   $  5,436,231   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


Page 58                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2017

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     6,823,811
Non-cash Collateral(2)                             (6,823,811)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     5,436,231
Non-cash Collateral(4)                             (5,436,231)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 59

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 3.2%
       29,025  Boeing (The) Co.               $     7,037,401
       16,926  General Dynamics Corp.               3,323,082
       12,079  Lockheed Martin Corp.                3,528,638
       13,062  Northrop Grumman Corp.               3,437,004
       12,471  TransDigm Group, Inc.                3,518,568
                                              ---------------
                                                   20,844,693
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.2%
       10,108  United Parcel Service, Inc.,
                  Class B                           1,114,811
                                              ---------------
               AIRLINES -- 1.3%
       37,359  Alaska Air Group, Inc.               3,184,108
       92,371  Southwest Airlines Co.               5,127,514
                                              ---------------
                                                    8,311,622
                                              ---------------
               AUTOMOBILES -- 0.8%
       15,874  Tesla, Inc. (a)                      5,134,763
                                              ---------------
               BANKS -- 7.0%
      138,224  Bank of America Corp.                3,333,963
      128,698  Citizens Financial Group, Inc.       4,514,726
       45,785  Comerica, Inc.                       3,310,713
       88,441  Fifth Third Bancorp                  2,361,375
       33,499  First Republic Bank                  3,360,955
       82,674  Huntington Bancshares, Inc.          1,095,430
       50,239  JPMorgan Chase & Co.                 4,611,940
      122,516  KeyCorp                              2,210,189
       20,706  M&T Bank Corp.                       3,378,184
      229,050  Regions Financial Corp.              3,344,130
        7,788  Signature Bank (a)                   1,079,261
       59,120  SunTrust Banks, Inc.                 3,386,985
       13,061  SVB Financial Group (a)              2,330,605
       44,221  U.S. Bancorp                         2,333,984
      104,575  Zions Bancorporation                 4,739,339
                                              ---------------
                                                   45,391,779
                                              ---------------
               BEVERAGES -- 1.2%
       23,702  Constellation Brands, Inc.,
                  Class A                           4,582,782
       12,946  Molson Coors Brewing Co.,
                  Class B                           1,151,935
       46,215  Monster Beverage Corp. (a)           2,437,841
                                              ---------------
                                                    8,172,558
                                              ---------------
               BIOTECHNOLOGY -- 4.7%
       46,247  AbbVie, Inc.                         3,233,128
       19,281  Alkermes PLC (a)                     1,049,079
       13,331  Amgen, Inc.                          2,326,393
        4,118  Biogen, Inc. (a)                     1,192,532
       25,281  BioMarin Pharmaceutical,
                  Inc. (a)                          2,217,902
       17,679  Celgene Corp. (a)                    2,393,913
       26,633  Incyte Corp. (a)                     3,549,912
       11,687  Regeneron Pharmaceuticals,
                  Inc. (a)                          5,745,563
       16,417  TESARO, Inc. (a)                     2,095,794
       44,541  Vertex Pharmaceuticals,
                  Inc. (a)                          6,762,215
                                              ---------------
                                                   30,566,431
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BUILDING PRODUCTS -- 1.3%
       87,980  Fortune Brands Home &
                  Security, Inc.              $     5,777,647
       77,336  Johnson Controls International
                  PLC                               3,012,237
                                              ---------------
                                                    8,789,884
                                              ---------------
               CAPITAL MARKETS -- 7.1%
       78,056  Charles Schwab (The) Corp.           3,348,602
        8,925  CME Group, Inc.                      1,094,384
      150,930  E*TRADE Financial Corp. (a)          6,188,130
       15,112  Goldman Sachs Group (The),
                  Inc.                              3,405,187
       69,659  Intercontinental Exchange, Inc.      4,646,952
       37,738  Moody's Corp.                        4,967,453
      128,812  Morgan Stanley                       6,041,283
       34,495  Northern Trust Corp.                 3,018,657
       71,552  Raymond James Financial, Inc.        5,952,411
       31,454  S&P Global, Inc.                     4,831,020
       53,407  TD Ameritrade Holding Corp.          2,442,302
                                              ---------------
                                                   45,936,381
                                              ---------------
               CHEMICALS -- 1.9%
       21,755  Albemarle Corp.                      2,519,229
       48,365  Celanese Corp., Series A             4,651,262
        8,279  International Flavors &
                  Fragrances, Inc.                  1,102,597
       13,084  Sherwin-Williams (The) Co.           4,412,841
                                              ---------------
                                                   12,685,929
                                              ---------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 0.9%
       18,216  Cintas Corp.                         2,456,427
       36,026  Republic Services, Inc.              2,313,590
       15,240  Waste Management, Inc.               1,145,286
                                              ---------------
                                                    5,915,303
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.2%
       10,247  Harris Corp.                         1,172,974
       38,659  Motorola Solutions, Inc.             3,505,598
       25,059  Palo Alto Networks, Inc. (a)         3,302,275
                                              ---------------
                                                    7,980,847
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.2%
        5,021  Martin Marietta Materials, Inc.      1,136,905
                                              ---------------
               CONSUMER FINANCE -- 0.2%
       17,974  Discover Financial Services          1,095,336
                                              ---------------
               CONTAINERS & PACKAGING -- 1.4%
       59,235  International Paper Co.              3,256,740
       51,530  Packaging Corp. of America           5,641,505
                                              ---------------
                                                    8,898,245
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
        5,498  Acuity Brands, Inc.                  1,114,170
       20,704  Rockwell Automation, Inc.            3,416,781
                                              ---------------
                                                    4,530,951
                                              ---------------


Page 60                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.4%
       45,425  Amphenol Corp., Class A        $     3,480,464
       91,794  CDW Corp.                            5,822,493
                                              ---------------
                                                    9,302,957
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.3%
       25,342  American Tower Corp.                 3,454,875
        9,897  Digital Realty Trust, Inc.           1,141,520
        5,350  Equinix, Inc.                        2,411,406
        4,344  Essex Property Trust, Inc.           1,136,825
       39,153  Prologis, Inc.                       2,380,894
       24,857  SBA Communications Corp. (a)         3,419,080
       14,934  Welltower, Inc.                      1,096,006
                                              ---------------
                                                   15,040,606
                                              ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 5.8%
       11,767  Becton, Dickinson and Co.            2,369,874
      165,653  Boston Scientific Corp. (a)          4,409,683
       23,974  Cooper (The) Cos., Inc.              5,846,539
       38,835  Edwards Lifesciences Corp. (a)       4,473,015
       50,594  Hologic, Inc. (a)                    2,236,761
       28,447  IDEXX Laboratories, Inc. (a)         4,735,287
        6,137  Intuitive Surgical, Inc. (a)         5,758,102
       25,870  Medtronic PLC                        2,172,304
       29,483  ResMed, Inc.                         2,273,729
       24,162  Stryker Corp.                        3,554,230
                                              ---------------
                                                   37,829,524
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.0%
       60,719  AmerisourceBergen Corp.              5,696,657
       38,455  HCA Healthcare, Inc. (a)             3,089,475
       29,790  Laboratory Corp. of America
                  Holdings (a)                      4,733,929
       30,956  UnitedHealth Group, Inc.             5,937,670
                                              ---------------
                                                   19,457,731
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.7%
       69,082  Cerner Corp. (a)                     4,446,808
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 5.3%
       27,136  Domino's Pizza, Inc.                 5,060,864
       45,778  Marriott International, Inc.,
                  Class A                           4,769,610
       21,894  McDonald's Corp.                     3,396,635
      146,753  MGM Resorts International            4,832,576
      105,725  Norwegian Cruise Line
                  Holdings Ltd. (a)                 5,822,276
       19,170  Starbucks Corp.                      1,034,796
       57,165  Wyndham Worldwide Corp.              5,966,311
       45,462  Yum! Brands, Inc.                    3,431,472
                                              ---------------
                                                   34,314,540
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOUSEHOLD DURABLES -- 1.6%
       18,998  Mohawk Industries, Inc. (a)    $     4,730,312
      107,048  Newell Brands, Inc.                  5,643,571
                                              ---------------
                                                   10,373,883
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.5%
       21,546  Church & Dwight Co., Inc.            1,149,479
        8,389  Clorox (The) Co.                     1,119,848
        8,658  Kimberly-Clark Corp.                 1,066,319
                                              ---------------
                                                    3,335,646
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 1.0%
       11,029  3M Co.                               2,218,704
       19,833  Roper Technologies, Inc.             4,610,379
                                              ---------------
                                                    6,829,083
                                              ---------------
               INSURANCE -- 0.3%
       29,451  Marsh & McLennan Cos., Inc.          2,296,295
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 2.5%
        5,931  Amazon.com, Inc. (a)                 5,858,523
       30,733  Netflix, Inc. (a)                    5,582,957
        2,454  Priceline Group (The), Inc. (a)      4,977,939
                                              ---------------
                                                   16,419,419
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 2.4%
        4,939  Alphabet, Inc., Class A (a)          4,669,824
       65,749  eBay, Inc. (a)                       2,349,212
       30,413  Facebook, Inc., Class A (a)          5,147,400
       62,551  Twitter, Inc. (a)                    1,006,446
       24,698  VeriSign, Inc. (a)                   2,498,697
                                              ---------------
                                                   15,671,579
                                              ---------------
               IT SERVICES -- 6.8%
       18,563  Accenture PLC, Class A               2,391,286
       17,888  Alliance Data Systems Corp.          4,318,700
       10,909 Automatic Data Processing, Inc. 1,297,189 60,771 Broadridge Financial Solutions,
                  Inc.                              4,610,088
       53,769  Fidelity National Information
                  Services, Inc.                    4,904,808
       18,766  Fiserv, Inc. (a)                     2,411,431
       37,177  Gartner, Inc. (a)                    4,770,553
       27,610  Mastercard, Inc., Class A            3,528,558
      106,947  PayPal Holdings, Inc. (a)            6,261,747
       98,538  Total System Services, Inc.          6,253,221
       17,647  Vantiv, Inc., Class A (a)            1,121,467
       24,482  Visa, Inc., Class A                  2,437,428
                                              ---------------
                                                   44,306,476
                                              ---------------
               LEISURE PRODUCTS -- 0.8%
       51,474  Hasbro, Inc.                         5,450,067
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.9%
       13,231  Illumina, Inc. (a)                   2,300,210
        9,752  Mettler-Toledo International,
                  Inc. (a)                          5,588,676
       24,978  Waters Corp. (a)                     4,332,184
                                              ---------------
                                                   12,221,070
                                              ---------------


                        See Notes to Financial Statements                Page 61

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY -- 1.9%
       36,241  Fortive Corp.                  $     2,346,243
       32,054  Illinois Tool Works, Inc.            4,510,318
       62,806  Ingersoll-Rand PLC                   5,519,391
                                              ---------------
                                                   12,375,952
                                              ---------------
               MEDIA -- 2.7%
       17,040  Charter Communications, Inc.,
                  Class A (a)                       6,678,147
       86,158  Comcast Corp., Class A               3,485,091
       17,811  DISH Network Corp.,
                  Class A (a)                       1,140,438
      839,469  Sirius XM Holdings, Inc. (b)         4,919,288
       10,521  Walt Disney (The) Co.                1,156,574
                                              ---------------
                                                   17,379,538
                                              ---------------
               METALS & MINING -- 0.7%
      128,230  Steel Dynamics, Inc.                 4,540,624
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 0.7%
      381,070  Annaly Capital Management,
                  Inc.                              4,584,272
                                              ---------------
               MULTILINE RETAIL -- 0.2%
       15,985  Dollar Tree, Inc. (a)                1,152,199
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.4%
       44,569  Cabot Oil & Gas Corp.                1,108,431
       94,270  Cheniere Energy, Inc. (a)            4,261,004
       44,017  ONEOK, Inc.                          2,490,041
       36,915  Williams (The) Cos., Inc.            1,173,159
                                              ---------------
                                                    9,032,635
                                              ---------------
               PHARMACEUTICALS -- 0.9%
       20,061  Bristol-Myers Squibb Co.             1,141,471
       13,582  Eli Lilly and Co.                    1,122,688
       53,756  Zoetis, Inc.                         3,360,825
                                              ---------------
                                                    5,624,984
                                              ---------------
               PROFESSIONAL SERVICES -- 0.4%
       16,707  Equifax, Inc.                        2,429,866
                                              ---------------
               ROAD & RAIL -- 1.1%
      105,202  CSX Corp.                            5,190,667
       12,232  J.B. Hunt Transport Services,
                  Inc.                              1,109,565
       10,264  Union Pacific Corp.                  1,056,781
                                              ---------------
                                                    7,357,013
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 6.9%
      183,969  Advanced Micro Devices,
                  Inc. (a)                          2,503,818
      138,947  Applied Materials, Inc.              6,156,742
       25,089  KLA-Tencor Corp.                     2,323,994
       40,585  Lam Research Corp.                   6,471,684
       24,894  Maxim Integrated Products, Inc.      1,131,183
       74,370  Microchip Technology, Inc.           5,952,575
      192,226  Micron Technology, Inc. (a)          5,405,395
       39,707  NVIDIA Corp.                         6,452,785


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
       36,259  Qorvo, Inc. (a)                $     2,485,917
       23,928  Skyworks Solutions, Inc.             2,509,329
       14,530  Texas Instruments, Inc.              1,182,451
       35,696  Xilinx, Inc.                         2,258,129
                                              ---------------
                                                   44,834,002
                                              ---------------
               SOFTWARE -- 9.2%
       99,702  Activision Blizzard, Inc.            6,159,590
       40,582  Adobe Systems, Inc. (a)              5,944,857
       37,738  ANSYS, Inc. (a)                      4,888,958
       33,260  Autodesk, Inc. (a)                   3,684,875
       14,047  Citrix Systems, Inc. (a)             1,109,432
       43,436  Electronic Arts, Inc. (a)            5,070,719
       25,249  Intuit, Inc.                         3,464,415
       16,215  Microsoft Corp.                      1,178,830
       59,947  Red Hat, Inc. (a)                    5,926,960
       38,722  salesforce.com, Inc. (a)             3,515,958
       54,151  ServiceNow, Inc. (a)                 5,980,978
       62,964  Synopsys, Inc. (a)                   4,821,153
       26,260  VMware, Inc., Class A (a)            2,434,565
       59,174  Workday, Inc., Class A (a)           6,042,257
                                              ---------------
                                                   60,223,547
                                              ---------------
               SPECIALTY RETAIL -- 2.6%
       72,817  CarMax, Inc. (a)                     4,824,126
       29,935  Home Depot (The), Inc.               4,478,276
       19,362  Ross Stores, Inc.                    1,071,106
       35,724  Tiffany & Co.                        3,411,999
       11,670  Ulta Beauty, Inc. (a)                2,931,621
                                              ---------------
                                                   16,717,128
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.5%
       23,284  Apple, Inc.                          3,463,029
                                              ---------------
               TOBACCO -- 0.2%
        9,516  Philip Morris International,
                  Inc.                              1,110,612
                                              ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.4%
       20,371  United Rentals, Inc. (a)             2,423,334
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
       55,317  T-Mobile US, Inc. (a)                3,410,846
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        650,461,703
               (Cost $565,707,867)            ---------------

               MONEY MARKET FUNDS -- 0.1%
      748,595  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional  Class -
                  0.90% (c) (d)                       748,595
               (Cost $748,595)                ---------------


Page 62                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2017

  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.4%
$     601,838  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $601,854. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 1.125%, due
                  06/30/21. The value of the
                  collateral including accrued
                  interest is $614,482. (d)   $       601,838

    2,072,464  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $2,072,523. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $2,123,992. (d)       2,072,464
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 0.4%                2,674,302
               (Cost $2,674,302)              ---------------

               TOTAL INVESTMENTS -- 100.4%        653,884,600
               (Cost $569,130,764) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%            (2,936,090)
                                              ---------------
               NET ASSETS -- 100.0%           $   650,948,510
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,373,930 and the total value of the collateral held by the Fund is $3,426,154.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $569,660,042. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $86,423,381 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,198,823.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $  650,461,703   $         --   $         --
Money Market Funds         748,595             --             --
Repurchase
   Agreements                   --      2,674,302             --
                    --------------------------------------------
Total Investments   $  651,210,298   $  2,674,302   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Financial Statements                Page 63

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2017

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     3,373,930
Non-cash Collateral(2)                             (3,373,930)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     2,674,302
Non-cash Collateral(4)                             (2,674,302)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 64                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.9%
        3,237  AAR Corp.                      $       121,064
        2,057  Esterline Technologies Corp.
                  (a)                                 198,501
        2,771  Hexcel Corp.                           141,792
          975  KLX, Inc. (a)                           50,622
          576  L3 Technologies, Inc.                  100,783
        1,154  Moog, Inc., Class A (a)                 85,765
          991  Orbital ATK, Inc.                      101,260
          596  Raytheon Co.                           102,375
          916  Rockwell Collins, Inc.                  97,581
        3,366  Spirit AeroSystems Holdings,
                  Inc., Class A                       203,407
          764  Teledyne Technologies, Inc. (a)        104,164
       10,492  Textron, Inc.                          515,472
          872  Triumph Group, Inc.                     22,323
          788  United Technologies Corp.               93,433
       12,962  Wesco Aircraft Holdings,
                  Inc. (a)                            140,638
                                              ---------------
                                                    2,079,180
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.6%
        2,697  Atlas Air Worldwide Holdings,
                  Inc. (a)                            160,202
        1,401  C.H. Robinson Worldwide, Inc.           91,906
        1,704  Expeditors International of
                  Washington, Inc.                    100,331
        1,328  FedEx Corp.                            276,264
        2,159  Hub Group, Inc., Class A (a)            73,514
                                              ---------------
                                                      702,217
                                              ---------------
               AIRLINES -- 1.3%
        3,928  American Airlines Group, Inc.          198,128
        9,195  Delta Air Lines, Inc.                  453,865
       10,678  JetBlue Airways Corp. (a)              234,169
        3,776  Spirit Airlines, Inc. (a)              146,698
        5,253  United Continental Holdings,
                  Inc. (a)                            355,523
                                              ---------------
                                                    1,388,383
                                              ---------------
               AUTO COMPONENTS -- 1.8%
        9,016  American Axle & Manufacturing
                  Holdings, Inc. (a)                  132,896
        3,896  Cooper Tire & Rubber Co.               142,399
        1,115  Cooper-Standard Holdings,
                  Inc. (a)                            114,020
       10,917  Dana, Inc.                             258,951
        2,900  Gentherm, Inc. (a)                      97,005
       14,135  Goodyear Tire & Rubber (The)
                  Co.                                 445,394
        3,478  Lear Corp.                             515,405
        1,586  Standard Motor Products, Inc.           79,903
        3,372  Tenneco, Inc.                          186,471
                                              ---------------
                                                    1,972,444
                                              ---------------
               AUTOMOBILES -- 1.1%
       44,160  Ford Motor Co.                         495,475
       14,147  General Motors Co.                     509,009
        3,659  Harley-Davidson, Inc.                  178,084
        2,366  Winnebago Industries, Inc.              87,069
                                              ---------------
                                                    1,269,637
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS -- 2.0%
        3,870  Associated Banc-Corp.          $        92,686
        2,893  BankUnited, Inc.                        99,577
        4,353  BB&T Corp.                             205,984
        5,911  Citigroup, Inc.                        404,608
          630  Community Trust Bancorp, Inc.           27,216
        3,443  F.N.B. Corp.                            47,169
       19,433  First BanCorp (a)                      113,877
        2,761  People's United Financial, Inc.         48,152
        2,312  PNC Financial Services Group
                  (The), Inc.                         297,786
        2,338  Popular, Inc.                           98,523
        1,518  Prosperity Bancshares, Inc.             97,304
       12,235  TCF Financial Corp.                    192,824
          784  TriCo Bancshares                        28,930
        1,749  Trustmark Corp.                         55,898
        5,311  Umpqua Holdings Corp.                   98,466
        4,128  Valley National Bancorp                 49,041
        5,210  Wells Fargo & Co.                      281,027
                                              ---------------
                                                    2,239,068
                                              ---------------
               BEVERAGES -- 0.1%
          627  Boston Beer (The) Co., Inc.,
                  Class A (a)                          98,314
                                              ---------------
               BIOTECHNOLOGY -- 0.6%
        2,442  Emergent BioSolutions, Inc. (a)         88,816
        6,982  Gilead Sciences, Inc.                  531,260
                                              ---------------
                                                      620,076
                                              ---------------
               BUILDING PRODUCTS -- 0.5%
        1,373  Advanced Drainage Systems,
                  Inc.                                 28,215
        1,223  Armstrong World Industries,
                  Inc. (a)                             59,377
        3,643  Owens Corning                          244,263
        1,894  Simpson Manufacturing Co.,
                  Inc.                                 83,885
        1,289  Universal Forest Products, Inc.        108,083
                                              ---------------
                                                      523,823
                                              ---------------
               CAPITAL MARKETS -- 2.4%
        1,192  Affiliated Managers Group, Inc.        221,509
          756  Ameriprise Financial, Inc.             109,529
        5,658  Bank of New York Mellon (The)
                  Corp.                               300,044
        5,178  Federated Investors, Inc.,
                  Class B                             149,282
       11,033  Franklin Resources, Inc.               494,058
        6,997  Greenhill & Co., Inc.                  129,445
        5,617  Invesco Ltd.                           195,303
        5,111  Legg Mason, Inc.                       204,491
        1,148  LPL Financial Holdings, Inc.            52,532
        2,203  State Street Corp.                     205,386
        1,060  Stifel Financial Corp. (a)              53,901
        5,327  T. Rowe Price Group, Inc.              440,649
        7,449  Waddell & Reed Financial, Inc.,
                  Class A                             153,971
                                              ---------------
                                                    2,710,100
                                              ---------------


                        See Notes to Financial Statements                Page 65

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS -- 2.5%
        1,382  Air Products and Chemicals,
                  Inc.                        $       196,451
        4,563  Cabot Corp.                            247,908
        1,828  Calgon Carbon Corp.                     29,248
        4,707  Eastman Chemical Co.                   391,434
        1,908  H.B. Fuller Co.                         98,300
        2,566  Innophos Holdings, Inc.                107,182
        1,263  Innospec, Inc.                          78,811
        5,856  LyondellBasell Industries N.V.,
                  Class A                             527,567
       17,316  Mosaic (The) Co.                       418,008
          106  NewMarket Corp.                         48,772
        3,776  PolyOne Corp.                          138,126
          950  Stepan Co.                              78,061
        5,971  Westlake Chemical Corp.                420,120
                                              ---------------
                                                    2,779,988
                                              ---------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 1.1%
        9,658  ACCO Brands Corp. (a)                  112,516
        2,817  Deluxe Corp.                           203,387
        3,701  Herman Miller, Inc.                    124,631
        1,411  HNI Corp.                               53,265
        1,405  Interface, Inc.                         26,625
        5,612  Knoll, Inc.                            108,648
        3,249  McGrath RentCorp                       115,437
        1,885  Mobile Mini, Inc.                       58,058
        8,037  Steelcase, Inc., Class A               109,705
          639  Stericycle, Inc. (a)                    49,254
        1,175  Team, Inc. (a)                          16,861
        1,066  Tetra Tech, Inc.                        50,582
          588  UniFirst Corp.                          83,643
        2,381  Viad Corp.                             127,503
                                              ---------------
                                                    1,240,115
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.0%
        2,724  ADTRAN, Inc.                            63,878
       12,630  Cisco Systems, Inc.                    397,214
        1,854  EchoStar Corp., Class A (a)            112,593
       14,179  Juniper Networks, Inc.                 396,303
        1,417  NetScout Systems, Inc. (a)              48,887
          528  Plantronics, Inc.                       23,855
        2,621  Viavi Solutions, Inc. (a)               28,752
                                              ---------------
                                                    1,071,482
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.1%
        6,032  AECOM (a)                              192,421
        6,428  Aegion Corp. (a)                       153,886
        1,516  Comfort Systems USA, Inc.               50,483
        1,492  EMCOR Group, Inc.                      100,710
        2,130  Fluor Corp.                             92,506
          571  Granite Construction, Inc.              27,990
          896  Jacobs Engineering Group, Inc.          47,237
        1,107  Primoris Services Corp.                 27,586
        5,924  Quanta Services, Inc. (a)              199,817
        4,892  Tutor Perini Corp. (a)                 130,127
          978  Valmont Industries, Inc.               149,341
                                              ---------------
                                                    1,172,104
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CONSUMER FINANCE -- 2.2%
       23,644  Ally Financial, Inc.           $       535,300
        1,142  American Express Co.                    97,333
        5,981  Capital One Financial Corp.            515,443
        2,062  Encore Capital Group, Inc. (a)          82,686
          965  FirstCash, Inc.                         56,115
       11,713  Navient Corp.                          172,767
        2,992  Nelnet, Inc., Class A                  146,877
        9,914  OneMain Holdings, Inc. (a)             265,100
        1,484  PRA Group, Inc. (a)                     58,173
       19,105  Santander Consumer USA
                  Holdings, Inc. (a)                  244,735
        9,681  Synchrony Financial                    293,528
                                              ---------------
                                                    2,468,057
                                              ---------------
               CONTAINERS & PACKAGING -- 0.9%
        1,123  AptarGroup, Inc.                        90,885
          552  Avery Dennison Corp.                    51,297
        3,163  Bemis Co., Inc.                        134,016
        1,634  Crown Holdings, Inc. (a)                97,174
       10,615  Graphic Packaging Holding Co.          140,012
        1,534  Silgan Holdings, Inc.                   46,480
        3,793  Sonoco Products Co.                    183,885
        5,095  WestRock Co.                           292,555
                                              ---------------
                                                    1,036,304
                                              ---------------
               DISTRIBUTORS -- 0.3%
          835  Core-Mark Holding Co., Inc.             30,620
        1,037  Genuine Parts Co.                       88,072
        5,999  LKQ Corp. (a)                          207,325
                                              ---------------
                                                      326,017
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.5%
        3,706  Adtalem Global Education, Inc.         120,445
          244  Graham Holdings Co., Class B           144,546
        4,732  H&R Block, Inc.                        144,326
        4,620  K12, Inc. (a)                           81,820
        1,458  Service Corp. International             50,636
          826  Weight Watchers International,
                  Inc. (a)                             29,587
                                              ---------------
                                                      571,360
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.6%
        1,704  Berkshire Hathaway, Inc.,
                  Class B (a)                         298,149
       15,112  Leucadia National Corp.                393,365
                                              ---------------
                                                      691,514
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.4%
       13,097  AT&T, Inc.                             510,783
          822  ATN International, Inc.                 47,676
       20,693  CenturyLink, Inc. (b)                  481,526
       14,010  Frontier Communications
                  Corp. (b)                           214,493
       12,728  Iridium Communications,
                  Inc. (a) (b)                        126,644
        4,426  Verizon Communications, Inc.           214,218
                                              ---------------
                                                    1,595,340
                                              ---------------


Page 66                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES -- 5.3%
        2,721  ALLETE, Inc.                   $       199,368
        4,921  Alliant Energy Corp.                   199,448
        2,845  American Electric Power Co.,
                  Inc.                                200,686
        3,454  Duke Energy Corp.                      294,005
        5,056  Edison International                   397,806
        1,601  El Paso Electric Co.                    83,092
        2,575  Entergy Corp.                          197,554
        4,755  Eversource Energy                      289,056
       13,700  Exelon Corp.                           525,258
        6,661  Great Plains Energy, Inc.              205,558
        6,023  Hawaiian Electric Industries,
                  Inc.                                198,699
        1,714  IDACORP, Inc.                          148,021
          429  MGE Energy, Inc.                        28,550
        2,821  NextEra Energy, Inc.                   412,120
        4,204  OGE Energy Corp.                       150,755
        1,421  Otter Tail Corp.                        57,479
        5,956  PG&E Corp.                             403,162
        4,642  Pinnacle West Capital Corp.            402,601
        3,824  PNM Resources, Inc.                    152,386
        4,269  Portland General Electric Co.          190,782
       10,226  PPL Corp.                              391,963
        8,257  Southern (The) Co.                     395,758
        8,616  Xcel Energy, Inc.                      407,623
                                              ---------------
                                                    5,931,730
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.1%
        2,495  Atkore International Group,
                  Inc. (a)                             51,946
        1,008  AZZ, Inc.                               51,106
        5,079  Eaton Corp. PLC                        397,432
        1,939  Encore Wire Corp.                       86,479
        1,346  EnerSys                                 97,275
        1,349  Generac Holdings, Inc. (a)              48,524
          862  Hubbell, Inc.                          102,397
        2,989  Regal Beloit Corp.                     249,133
        2,283  Sensata Technologies Holding
                  N.V. (a)                            103,009
                                              ---------------
                                                    1,187,301
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.2%
        1,247  Anixter International, Inc. (a)         98,201
        2,487  Arrow Electronics, Inc. (a)            202,168
        5,016  Avnet, Inc.                            192,514
       11,935  AVX Corp.                              213,279
          693  Badger Meter, Inc.                      31,358
        1,939  Belden, Inc.                           139,492
        3,483  Benchmark Electronics, Inc. (a)        117,203
       16,444  Corning, Inc.                          479,178
        1,992  Dolby Laboratories, Inc.,
                  Class A                             103,086
          759  ePlus, Inc. (a)                         61,403
        2,813  FLIR Systems, Inc.                     104,981
        2,070  Insight Enterprises, Inc. (a)           83,876
        3,341  Jabil, Inc.                            101,901


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
        2,505  Keysight Technologies,
                  Inc. (a)                    $       104,183
        1,628  Knowles Corp. (a)                       24,664
        2,010  Methode Electronics, Inc.               79,898
          533  MTS Systems Corp.                       28,089
          367  OSI Systems, Inc. (a)                   29,349
        2,140  Plexus Corp. (a)                       114,725
          254  Rogers Corp. (a)                        29,964
        6,398  Sanmina Corp. (a)                      229,368
        2,792  ScanSource, Inc. (a)                   110,563
        1,219  SYNNEX Corp.                           144,964
        6,281  TE Connectivity Ltd.                   504,930
          965  Tech Data Corp. (a)                     98,816
        4,988  Vishay Intertechnology, Inc.            89,036
                                              ---------------
                                                    3,517,189
                                              ---------------
               ENERGY EQUIPMENT &
                  SERVICES -- 0.7%
        9,870  Archrock, Inc.                         108,076
        1,153  Dril-Quip, Inc. (a)                     51,424
        4,884  Helix Energy Solutions Group,
                  Inc. (a)                             31,941
          897  Helmerich & Payne, Inc. (b)             45,406
        6,404  Oceaneering International, Inc.        164,263
        1,015  Oil States International,
                  Inc. (a)                             25,223
        2,415  Patterson-UTI Energy, Inc.              46,706
       29,621  Transocean Ltd. (a)                    256,222
                                              ---------------
                                                      729,261
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.5%
        1,754  Acadia Realty Trust                     52,164
       16,684  CBL & Associates Properties,
                  Inc. (b)                            146,652
        5,748  Chesapeake Lodging Trust               145,022
        2,179  Columbia Property Trust, Inc.           47,393
        8,839  CoreCivic, Inc.                        244,840
       10,751  DDR Corp.                              109,553
       10,275  DiamondRock Hospitality Co.            120,012
        7,715  Equity Commonwealth (a)                243,640
        7,472  Franklin Street Properties Corp.        78,979
        3,298  GEO Group (The), Inc.                   96,796
        6,145  Government Properties Income
                  Trust                               108,951
       12,369  HCP, Inc.                              391,479
        7,598  Hersha Hospitality Trust               142,539
        6,690  Hospitality Properties Trust           194,411
       27,047  Host Hotels & Resorts, Inc.            504,697
        8,181  LaSalle Hotel Properties               241,667
          658  Life Storage, Inc.                      48,060
        4,218  Outfront Media, Inc.                    96,466
        1,206  Parkway, Inc.                           27,750
        1,745  Pebblebrook Hotel Trust                 58,754
        2,313  Piedmont Office Realty Trust,
                  Inc., Class A                        48,596
       10,903  Ramco-Gershenson Properties
                  Trust                               153,623


                        See Notes to Financial Statements                Page 67

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        3,993  Retail Properties of America,
                  Inc., Class A               $        52,827
       12,269  RLJ Lodging Trust                      259,612
        7,156  Senior Housing Properties Trust        139,184
        1,868  SL Green Realty Corp.                  192,908
       15,123  Sunstone Hotel Investors, Inc.         246,202
        3,044  Tier REIT, Inc.                         56,253
       35,466  VEREIT, Inc.                           294,723
       13,443  Washington Prime Group, Inc.           121,256
        2,873  Weyerhaeuser Co.                        94,867
          739  WP Carey, Inc.                          50,629
        7,261  Xenia Hotels & Resorts, Inc.           147,544
                                              ---------------
                                                    4,958,049
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 2.3%
        3,295  Andersons (The), Inc.                  113,513
        1,366  Casey's General Stores, Inc.           145,821
        4,913  CVS Health Corp.                       392,696
       12,379  Kroger (The) Co.                       303,533
        1,007  Performance Food Group Co. (a)          29,002
          557  PriceSmart, Inc.                        46,927
       12,364  Smart & Final Stores, Inc. (a)         106,330
        5,418  SpartanNash Co.                        150,295
        4,301  Sprouts Farmers Market,
                  Inc. (a)                            103,525
       25,165  SUPERVALU, Inc. (a)                     90,091
        3,832  United Natural Foods, Inc. (a)         147,647
        5,374  US Foods Holding Corp. (a)             151,278
        2,524  Walgreens Boots Alliance, Inc.         203,611
        5,224  Wal-Mart Stores, Inc.                  417,868
        2,887  Weis Markets, Inc.                     136,584
                                              ---------------
                                                    2,538,721
                                              ---------------
               FOOD PRODUCTS -- 3.0%
       11,942  Archer-Daniels-Midland Co.             503,714
        5,299  Bunge Ltd.                             415,389
        8,935  Darling Ingredients, Inc. (a)          145,372
        4,870  Dean Foods Co.                          73,050
        8,450  Flowers Foods, Inc.                    148,636
        4,788  Fresh Del Monte Produce, Inc.          246,438
        1,737  General Mills, Inc.                     96,681
        5,795  Hormel Foods Corp.                     198,015
        2,422  Ingredion, Inc.                        298,681
          209  J&J Snack Foods Corp.                   27,463
        1,670  J.M. Smucker (The) Co.                 203,573
        8,897  Pilgrim's Pride Corp. (a)              216,108
          628  Post Holdings, Inc. (a)                 52,250
        1,216  Sanderson Farms, Inc. (b)              158,992
          792  Tootsie Roll Industries,
                  Inc. (b)                             29,462
        7,890  Tyson Foods, Inc., Class A             499,910
                                              ---------------
                                                    3,313,734
                                              ---------------
               GAS UTILITIES -- 1.3%
        2,383  Atmos Energy Corp.                     206,749
          368  Chesapeake Utilities Corp.              28,428
        2,619  National Fuel Gas Co.                  155,071
        1,228  New Jersey Resources Corp.              51,760


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               GAS UTILITIES (CONTINUED)
        1,383  Northwest Natural Gas Co.      $        87,268
        2,095  ONE Gas, Inc.                          152,474
        1,427  South Jersey Industries, Inc.           48,475
        2,669  Southwest Gas Holdings, Inc.           213,787
        2,097  Spire, Inc.                            152,242
        5,963  UGI Corp.                              300,953
                                              ---------------
                                                    1,397,207
                                              ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 0.5%
        4,769  Baxter International, Inc.             288,429
        1,140  Danaher Corp.                           92,898
        1,484  DENTSPLY SIRONA, Inc.                   92,052
          833  Globus Medical, Inc.,
                  Class A (a)                          25,615
          703  Halyard Health, Inc. (a)                28,275
          637  Integer Holdings Corp. (a)              29,175
          739  Natus Medical, Inc. (a)                 26,013
                                              ---------------
                                                      582,457
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.2%
        1,535  Anthem, Inc.                           285,832
        2,537  Cardinal Health, Inc.                  196,009
        2,474  Centene Corp. (a)                      196,485
          238  Chemed Corp.                            47,005
        7,631  DaVita, Inc. (a)                       494,336
        3,801  Diplomat Pharmacy, Inc. (a)             60,322
        2,584  Ensign Group (The), Inc.                57,804
        7,740  Express Scripts Holding Co. (a)        484,834
          407  LHC Group, Inc. (a)                     23,565
        2,094  LifePoint Health, Inc. (a)             124,384
        1,543  Magellan Health, Inc. (a)              115,031
        3,003  McKesson Corp.                         486,096
        2,423  MEDNAX, Inc. (a)                       113,832
          705  Molina Healthcare, Inc. (a)             47,094
        1,604  National HealthCare Corp.              104,533
        2,572  Owens & Minor, Inc.                     82,896
        2,300  Premier, Inc., Class A (a)              80,270
          866  Quest Diagnostics, Inc.                 93,796
        3,665  Select Medical Holdings
                  Corp. (a)                            59,373
        1,427  Tenet Healthcare Corp. (a) (b)          24,758
        3,238  Universal Health Services,
                  Inc., Class B                       358,867
                                              ---------------
                                                    3,537,122
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.0%
          141  Biglari Holdings, Inc. (a)              52,779
        3,021  BJ's Restaurants, Inc. (a)             106,641
        1,300  Bloomin' Brands, Inc.                   22,659
        4,535  Boyd Gaming Corp.                      113,647
        1,539  Buffalo Wild Wings, Inc. (a)           165,443
        7,536  Carnival Corp.                         503,254
        3,877  Cheesecake Factory (The), Inc.         184,468
          596  Cracker Barrel Old Country
                  Store, Inc.                          92,648
        1,064  Darden Restaurants, Inc.                89,248
          846  Dave & Buster's Entertainment,
                  Inc. (a)                             52,545


Page 68                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
        1,880  DineEquity, Inc.               $        77,343
        1,001  Hyatt Hotels Corp., Class A (a)         55,626
        3,746  International Speedway Corp.,
                  Class A                             134,107
        1,506  Las Vegas Sands Corp.                   92,785
        3,619  Royal Caribbean Cruises Ltd.           409,200
        1,693  SeaWorld Entertainment,
                  Inc. (b)                             26,038
        2,441  Yum China Holdings, Inc. (a)            87,364
                                              ---------------
                                                    2,265,795
                                              ---------------
               HOUSEHOLD DURABLES -- 2.7%
        6,896  CalAtlantic Group, Inc.                242,049
          213  Cavco Industries, Inc. (a)              27,775
       14,294  D.R. Horton, Inc.                      510,153
        7,747  Garmin Ltd.                            388,822
        1,554  Helen of Troy Ltd. (a)                 156,565
        3,454  KB Home                                 79,166
        2,547  La-Z-Boy, Inc.                          86,089
        5,414  Lennar Corp., Class A                  283,910
        2,343  M.D.C. Holdings, Inc.                   80,341
        3,333  Meritage Homes Corp. (a)               135,820
           20  NVR, Inc. (a)                           52,209
        9,938  PulteGroup, Inc.                       242,686
        4,936  Toll Brothers, Inc.                    190,480
          520  TopBuild Corp. (a)                      27,446
       10,663  TRI Pointe Group, Inc. (a)             141,818
        2,083  Tupperware Brands Corp.                126,459
        1,507  Whirlpool Corp.                        268,065
                                              ---------------
                                                    3,039,853
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.1%
        1,104  Procter & Gamble (The) Co.             100,265
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.3%
       14,414  Calpine Corp. (a)                      207,273
       10,011  Dynegy, Inc. (a)                        89,899
                                              ---------------
                                                      297,172
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.2%
        1,022  Carlisle Cos., Inc.                     99,737
          722  Honeywell International, Inc.           98,279
          829  Raven Industries, Inc.                  28,517
                                              ---------------
                                                      226,533
                                              ---------------
               INSURANCE -- 8.5%
        3,716  Aflac, Inc.                            296,351
          332  Alleghany Corp. (a)                    203,629
        3,264  Allstate (The) Corp.                   297,024
        6,485  Ambac Financial Group, Inc. (a)        132,489
        3,150  American Equity Investment
                  Life Holding Co.                     84,357
        1,472  American Financial Group, Inc.         149,261
        3,162  American International Group,
                  Inc.                                206,953
        1,256  American National Insurance Co.        149,464


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INSURANCE (CONTINUED)
          988  AMERISAFE, Inc.                $        57,057
       16,102  AmTrust Financial Services,
                  Inc.                                257,632
        2,119  Arch Capital Group Ltd. (a)            206,094
        2,321  Argo Group International
                  Holdings Ltd.                       139,144
        1,681  Arthur J. Gallagher & Co.               98,826
        2,934  Aspen Insurance Holdings Ltd.          143,179
        1,411  Assurant, Inc.                         148,536
        5,841  Assured Guaranty Ltd.                  262,903
        3,770  Axis Capital Holdings Ltd.             243,467
        1,986  Chubb Ltd.                             290,870
        1,328  Cincinnati Financial Corp.             101,140
       11,675  CNO Financial Group, Inc.              267,124
        1,957  Employers Holdings, Inc.                84,836
          736  Enstar Group Ltd. (a)                  149,114
        1,941  Everest Re Group, Ltd.                 509,299
          915  FBL Financial Group, Inc.,
                  Class A                              62,128
        4,364  First American Financial Corp.         211,261
        6,440  FNF Group                              314,658
        1,830  Hartford Financial Services
                  Group (The), Inc.                   100,650
          729  Horace Mann Educators Corp.             26,900
          599  Infinity Property & Casualty
                  Corp.                                59,930
        1,416  James River Group Holdings
                  Ltd.                                 56,867
          714  Kemper Corp.                            28,024
        4,272  Lincoln National Corp.                 312,112
        2,056  Loews Corp.                            100,086
        5,068  Maiden Holdings Ltd.                    56,255
        9,243  National General Holdings Corp.        196,044
          352  National Western Life Group,
                  Inc., Class A                       118,480
        1,025  Navigators Group (The), Inc.            58,425
        9,986  Old Republic International
                  Corp.                               195,925
        1,502  Principal Financial Group, Inc.        100,259
        1,604  ProAssurance Corp.                      99,127
        2,670  Prudential Financial, Inc.             302,324
        2,249  Reinsurance Group of America,
                  Inc.                                315,310
        1,403  RenaissanceRe Holdings Ltd.            206,115
        1,212  Safety Insurance Group, Inc.            85,991
        1,124  Selective Insurance Group, Inc.         56,931
        1,824  Stewart Information Services
                  Corp.                                71,683
       10,118  Third Point Reinsurance
                  Ltd. (a)                            147,217
        1,258  Torchmark Corp.                         99,344
        3,905  Travelers (The) Cos., Inc.             500,191
        1,277  United Fire Group, Inc.                 57,618
        8,478  Unum Group                             425,002
        2,815  Validus Holdings Ltd.                  151,419
        4,174  W. R. Berkley Corp.                    287,881
        2,197  XL Group Ltd.                           97,547
                                              ---------------
                                                    9,380,453
                                              ---------------


                        See Notes to Financial Statements                Page 69

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.6%
        1,764  HSN, Inc.                      $        69,942
       20,137  Liberty Interactive Corp. QVC
                  Group, Class A (a)                  482,080
        9,700  Liberty TripAdvisor Holdings,
                  Inc., Class A (a)                   113,975
                                              ---------------
                                                      665,997
                                              ---------------
               IT SERVICES -- 1.4%
        1,498  Booz Allen Hamilton Holding
                  Corp.                                51,381
        1,170  CACI International, Inc.,
                  Class A (a)                         146,367
        1,449  Cognizant Technology Solutions
                  Corp., Class A                      100,445
        5,914  Convergys Corp.                        141,759
        3,071  CSRA, Inc.                             100,145
        3,161  DST Systems, Inc.                      173,539
          558  Euronet Worldwide, Inc. (a)             53,908
        3,504  Genpact Ltd.                           101,616
        1,877  International Business Machines
                  Corp.                               271,546
          943  Leidos Holdings, Inc.                   50,394
        2,001  ManTech International Corp.,
                  Class A                              79,480
        1,557  MAXIMUS, Inc.                           93,980
        3,356  Sykes Enterprises, Inc. (a)            114,104
        3,307  Teradata Corp. (a)                     105,229
                                              ---------------
                                                    1,583,893
                                              ---------------
               LEISURE PRODUCTS -- 0.5%
        5,077  American Outdoor Brands
                  Corp. (a)                           104,942
        1,554  Brunswick Corp.                         87,972
       11,005  Callaway Golf Co.                      140,094
        4,470  Mattel, Inc.                            89,489
        1,332  Sturm Ruger & Co., Inc. (b)             76,723
                                              ---------------
                                                      499,220
                                              ---------------
               LIFE SCIENCES TOOLS &
                  SERVICES -- 0.0%
          482  Charles River Laboratories
                  International, Inc. (a)              47,332
                                              ---------------
               MACHINERY -- 3.1%
        1,120  Actuant Corp., Class A                  27,104
        1,447  AGCO Corp.                             104,387
          619  Alamo Group, Inc.                       57,573
          517  Albany International Corp.,
                  Class A                              27,659
        3,672  American Railcar Industries,
                  Inc. (b)                            135,019
        2,499  Barnes Group, Inc.                     150,390
        5,836  Briggs & Stratton Corp.                136,679
        1,620  Chart Industries, Inc. (a)              55,080
        1,238  Colfax Corp. (a)                        51,105
        1,218  Cummins, Inc.                          204,502
        1,071  Donaldson Co., Inc.                     50,862
        2,464  Dover Corp.                            206,976


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY (CONTINUED)
        3,241  Federal Signal Corp.           $        59,958
        1,359  Franklin Electric Co., Inc.             54,904
        2,209  Gorman-Rupp (The) Co.                   66,756
        3,041  Greenbrier (The) Cos., Inc. (b)        136,845
        1,558  Hillenbrand, Inc.                       56,088
        3,640  ITT, Inc.                              149,240
        6,774  Meritor, Inc. (a)                      117,055
        1,847  Mueller Industries, Inc.                58,180
          708  Oshkosh Corp.                           48,753
        5,986  PACCAR, Inc.                           409,742
          602  Parker-Hannifin Corp.                   99,920
          410  Proto Labs, Inc. (a)                    30,299
        1,185  Rexnord Corp. (a)                       27,445
        1,405  Stanley Black & Decker, Inc.           197,669
          374  Tennant Co.                             28,256
        2,108  Timken (The) Co.                        95,914
        8,697  Trinity Industries, Inc.               238,385
        5,119  Wabash National Corp.                   97,670
          382  WABCO Holdings, Inc. (a)                52,552
          890  Watts Water Technologies, Inc.,
                  Class A                              57,316
        1,443  Woodward, Inc.                         100,923
                                              ---------------
                                                    3,391,206
                                              ---------------
               MARINE -- 0.2%
        2,917  Kirby Corp. (a)                        177,646
        2,756  Matson, Inc.                            77,719
                                              ---------------
                                                      255,365
                                              ---------------
               MEDIA -- 2.2%
        3,651  AMC Networks, Inc.,
                  Class A (a)                         233,481
        5,020  Cinemark Holdings, Inc.                195,278
       19,131  Discovery Communications,
                  Inc., Class A (a)                   470,623
        4,649  E.W. Scripps (The) Co.,
                  Class A (a)                          91,353
       12,903  Gannett Co., Inc.                      115,740
        3,912  Interpublic Group of Cos.
                  (The), Inc.                          84,538
        1,849  John Wiley & Sons, Inc.,
                  Class A                             102,157
        1,393  Meredith Corp.                          82,814
       10,434  New Media Investment Group,
                  Inc.                                145,450
        3,559  News Corp., Class A                     50,929
        1,899  Scholastic Corp.                        78,676
       16,918  TEGNA, Inc.                            250,894
        1,923  Time, Inc.                              27,018
        6,975  Twenty-First Century Fox, Inc.,
                  Class A                             202,973
        8,600  Viacom, Inc., Class B                  300,312
                                              ---------------
                                                    2,432,236
                                              ---------------
               METALS & MINING -- 1.7%
        7,467  Alcoa Corp.                            271,799
        3,006  Carpenter Technology Corp.             121,532
        4,261  Commercial Metals Co.                   79,255
        2,987  Compass Minerals International,
                  Inc.                                206,252


Page 70                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               METALS & MINING (CONTINUED)
        1,589  Kaiser Aluminum Corp.          $       154,594
        6,103  Newmont Mining Corp.                   226,848
        6,831  Nucor Corp.                            393,944
        3,348  Reliance Steel & Aluminum Co.          242,261
        3,883  Worthington Industries, Inc.           196,752
                                              ---------------
                                                    1,893,237
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 1.5%
       11,451  AGNC Investment Corp.                  242,532
        7,582  Apollo Commercial Real Estate
                  Finance, Inc.                       136,703
        7,938  Capstead Mortgage Corp.                 77,634
       13,085  Chimera Investment Corp.               246,260
        8,417  Invesco Mortgage Capital, Inc.         139,975
        4,195  Ladder Capital Corp.                    55,206
       23,245  MFA Financial, Inc.                    197,350
        7,690  PennyMac Mortgage Investment
                  Trust                               135,344
        6,533  Starwood Property Trust, Inc.          143,987
       24,600  Two Harbors Investment Corp.           243,294
                                              ---------------
                                                    1,618,285
                                              ---------------
               MULTILINE RETAIL -- 2.0%
        2,330  Big Lots, Inc.                         115,731
        2,438  Dillard's, Inc., Class A (b)           179,973
        5,484  Dollar General Corp.                   412,178
       24,197  JC Penney Co., Inc. (a) (b)            130,906
        6,304  Kohl's Corp.                           260,670
       21,263  Macy's, Inc.                           504,996
        2,039  Nordstrom, Inc. (b)                     99,034
        9,450  Target Corp.                           535,532
                                              ---------------
                                                    2,239,020
                                              ---------------
               MULTI-UTILITIES -- 3.5%
        7,231  Ameren Corp.                           405,659
        4,593  Avista Corp.                           241,638
          723  Black Hills Corp.                       50,364
        7,219  CenterPoint Energy, Inc.               203,504
        4,274  CMS Energy Corp.                       197,630
        4,891  Consolidated Edison, Inc.              405,268
        3,737  DTE Energy Co.                         400,083
        5,768  NiSource, Inc.                         150,314
        3,196  NorthWestern Corp.                     184,697
        9,191  Public Service Enterprise
                  Group, Inc.                         413,319
        7,374  SCANA Corp.                            474,664
        2,560  Sempra Energy                          289,306
        2,503  Vectren Corp.                          150,455
        4,703  WEC Energy Group, Inc.                 296,148
                                              ---------------
                                                    3,863,049
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.7%
        3,084  Andeavor                               306,951
        2,256  Antero Resources Corp. (a)              46,519
        3,789  Chevron Corp.                          413,721
        6,567  ConocoPhillips                         297,945
        2,585  CVR Energy, Inc. (b)                    48,882


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
        3,576  Exxon Mobil Corp.              $       286,223
        6,844  Green Plains, Inc.                     135,169
       10,316  Kinder Morgan, Inc.                    210,756
        7,554  Marathon Petroleum Corp.               422,948
        9,512  Murphy Oil Corp.                       252,829
       13,969  Noble Energy, Inc.                     403,844
       10,952  PBF Energy, Inc., Class A (b)          249,377
        2,390  Phillips 66                            200,163
       19,310  QEP Resources, Inc. (a)                165,487
        1,806  SemGroup Corp., Class A                 48,852
        7,325  Valero Energy Corp.                    505,205
        3,804  World Fuel Services Corp.              123,021
                                              ---------------
                                                    4,117,892
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 0.8%
        2,723  Boise Cascade Co. (a)                   82,643
        2,407  Clearwater Paper Corp. (a)             118,304
        6,345  Domtar Corp.                           247,836
        8,089  Louisiana-Pacific Corp. (a)            203,115
          701  Neenah Paper, Inc.                      56,010
        4,237  P.H. Glatfelter Co.                     86,731
        3,022  Schweitzer-Mauduit
                  International, Inc.                 116,105
                                              ---------------
                                                      910,744
                                              ---------------
               PERSONAL PRODUCTS -- 0.2%
          641  Edgewell Personal Care Co. (a)          46,280
          752  Inter Parfums, Inc.                     29,177
        1,552  Nu Skin Enterprises, Inc.,
                  Class A                              98,335
          878  USANA Health Sciences,
                  Inc. (a)                             50,134
                                              ---------------
                                                      223,926
                                              ---------------
               PHARMACEUTICALS -- 0.8%
        2,033  Allergan PLC                           512,987
          727  Johnson & Johnson                       96,487
        7,437  Mylan N.V. (a)                         289,969
                                              ---------------
                                                      899,443
                                              ---------------
               PROFESSIONAL SERVICES -- 0.7%
        1,092  Advisory Board (The) Co. (a)            61,370
        3,218  FTI Consulting, Inc. (a)               105,583
        2,605  Huron Consulting Group,
                  Inc. (a)                             92,477
        2,389  ICF International, Inc. (a)            108,102
        2,398  Korn/Ferry International                80,213
          873  ManpowerGroup, Inc.                     93,542
        7,118  Navigant Consulting, Inc. (a)          120,508
          510  On Assignment, Inc. (a)                 25,118
        2,035  Robert Half International, Inc.         92,084
                                              ---------------
                                                      778,997
                                              ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.5%
        5,430  CBRE Group, Inc., Class A (a)          206,286
        1,170  Jones Lang LaSalle, Inc.               148,847
        1,449  Kennedy-Wilson Holdings, Inc.           29,125
        2,134  Marcus & Millichap, Inc. (a)            54,630


                        See Notes to Financial Statements                Page 71

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT (CONTINUED)
        4,508  Realogy Holdings Corp.         $       149,666
                                              ---------------
                                                      588,554
                                              ---------------
               ROAD & RAIL -- 1.4%
          534  AMERCO                                 207,491
        6,827  ArcBest Corp.                          189,791
        2,139  Genesee & Wyoming, Inc.,
                  Class A (a)                         139,377
        3,977  Heartland Express, Inc.                 84,034
        1,889  Kansas City Southern                   194,926
        2,632  Knight Transportation, Inc.             93,831
          570  Landstar System, Inc.                   47,395
        1,624  Norfolk Southern Corp.                 182,830
        2,709  Ryder System, Inc.                     197,107
        1,614  Saia, Inc. (a)                          87,721
        3,834  Werner Enterprises, Inc.               113,678
                                              ---------------
                                                    1,538,181
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.8%
        3,445  Diodes, Inc. (a)                        91,396
       14,646  Intel Corp.                            519,494
        5,228  QUALCOMM, Inc.                         278,077
                                              ---------------
                                                      888,967
                                              ---------------
               SOFTWARE -- 0.4%
        8,375  CA, Inc.                               259,960
        1,919  Oracle Corp.                            95,816
        3,016  TiVo Corp.                              59,113
                                              ---------------
                                                      414,889
                                              ---------------
               SPECIALTY RETAIL -- 6.0%
        2,892  Aaron's, Inc.                          133,842
        1,695  Advance Auto Parts, Inc.               189,857
       20,231  American Eagle Outfitters, Inc.        239,535
        1,990  Asbury Automotive Group,
                  Inc. (a)                            107,460
        5,782  AutoNation, Inc. (a) (b)               245,041
        8,019  Bed Bath & Beyond, Inc.                239,768
        6,896  Best Buy Co., Inc.                     402,313
        7,901  Buckle (The), Inc. (b)                 135,107
        4,050  Caleres, Inc.                          110,484
       14,930  Chico's FAS, Inc.                      136,609
          811  Children's Place (The), Inc.            85,682
        6,121  Dick's Sporting Goods, Inc.            228,558
        7,946  DSW, Inc., Class A                     143,346
       20,836  Express, Inc. (a)                      126,266
       10,027  Foot Locker, Inc.                      473,174
       11,281  GameStop Corp., Class A                244,685
       22,472  Gap (The), Inc.                        535,508
        4,149  Genesco, Inc. (a)                      133,183
        2,221  Group 1 Automotive, Inc.               132,261
        8,804  Guess?, Inc.                           114,980
        5,357  L Brands, Inc.                         248,511
        1,194  Lithia Motors, Inc., Class A           123,280
       10,531  Michaels (The) Cos., Inc. (a)          212,094
        1,983  Monro Muffler Brake, Inc.               92,408


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
          759  Murphy USA, Inc. (a)           $        57,479
       24,937  Office Depot, Inc.                     146,380
        7,189  Party City Holdco, Inc. (a)            100,287
        4,442  Penske Automotive Group, Inc.          193,405
        9,631  Sally Beauty Holdings, Inc. (a)        194,835
        1,585  Select Comfort Corp. (a)                53,589
        3,855  Signet Jewelers Ltd. (b)               235,772
        1,333  TJX (The) Cos., Inc.                    93,723
        5,325  Tractor Supply Co.                     298,839
       13,149  Urban Outfitters, Inc. (a)             257,589
        5,026  Williams-Sonoma, Inc.                  233,357
                                              ---------------
                                                    6,699,207
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.4%
       29,786  Hewlett Packard Enterprise Co.         521,553
       11,308  HP, Inc.                               215,983
        2,403  NetApp, Inc.                           104,338
        7,450  Seagate Technology PLC                 245,552
        3,359  Super Micro Computer, Inc. (a)          90,189
        4,462  Western Digital Corp.                  379,806
                                              ---------------
                                                    1,557,421
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.2%
        1,644  Carter's, Inc.                         142,584
        2,033  Coach, Inc.                             95,836
        2,519  Columbia Sportswear Co.                152,601
       13,589  Fossil Group, Inc. (a)                 152,876
        3,318  G-III Apparel Group Ltd. (a)            86,368
        4,155  Hanesbrands, Inc.                       95,233
        1,631  NIKE, Inc., Class B                     96,311
        1,325  Oxford Industries, Inc.                 83,647
        1,277  PVH Corp.                              152,333
        4,958  Skechers U.S.A., Inc.,
                  Class A (a)                         139,270
        1,408  Steven Madden Ltd. (a)                  57,728
        1,671  VF Corp.                               103,919
                                              ---------------
                                                    1,358,706
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.0%
        1,408  Dime Community Bancshares,
                  Inc.                                 29,287
        2,686  Flagstar Bancorp, Inc. (a)              87,456
       21,766  MGIC Investment Corp. (a)              254,009
        6,289  Nationstar Mortgage Holdings,
                  Inc. (a)                            112,133
       11,140  New York Community Bancorp,
                  Inc.                                146,268
        1,765  Northwest Bancshares, Inc.              28,417
        6,599  Oritani Financial Corp.                109,543
       14,910  Radian Group, Inc.                     259,732
        3,561  TrustCo Bank Corp. NY                   29,556
                                              ---------------
                                                    1,056,401
                                              ---------------
               TOBACCO -- 0.0%
          427  Universal Corp.                         27,307
                                              ---------------


Page 72                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES &
                  DISTRIBUTORS -- 1.2%
        6,525  Air Lease Corp.                $       258,259
        6,466  Aircastle Ltd.                         152,210
          953  Applied Industrial
                  Technologies, Inc.                   53,845
        1,990  Beacon Roofing Supply, Inc. (a)         91,401
        2,575  BMC Stock Holdings, Inc. (a)            56,650
        2,188  GATX Corp.                             135,284
        1,128  Kaman Corp.                             57,663
        1,134  MSC Industrial Direct Co.,
                  Inc., Class A                        80,752
        3,026  Rush Enterprises, Inc.,
                  Class A (a)                         130,511
        1,840  Veritiv Corp. (a)                       68,356
        1,095  W.W. Grainger, Inc.                    182,580
        1,702  WESCO International, Inc. (a)           87,228
                                              ---------------
                                                    1,354,739
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.0%
          622  Macquarie Infrastructure Corp.          47,154
                                              ---------------
               WATER UTILITIES -- 0.0%
          581  American States Water Co.               28,730
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
        8,785  Telephone & Data Systems, Inc.         249,757
        3,670  United States Cellular
                  Corp. (a)                           139,020
                                              ---------------
                                                      388,777
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       110,927,240
               (Cost $102,932,210)            ---------------

               MONEY MARKET FUNDS -- 0.4%
      399,635  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (c) (d)                       399,635
       60,144  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (c)                    60,144
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                             459,779
               (Cost $459,779)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.3%
$     321,290  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of $321,298.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.125%, due 06/30/21. The
                  value of the collateral
                  including accrued interest
                  is $328,039. (d)            $       321,290

    1,106,379  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $1,106,410. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $1,133,887. (d)       1,106,379
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 1.3%                1,427,669
               (Cost $1,427,669)              ---------------

               TOTAL INVESTMENTS -- 101.7%        112,814,688
               (Cost $104,819,658) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.7)%            (1,855,678)
                                              ---------------
               NET ASSETS -- 100.0%           $   110,959,010
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,781,775 and the total value of the collateral held by the Fund is $1,829,042.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $106,670,398. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,032,847 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,888,557.


                        See Notes to Financial Statements                Page 73

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2017

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $  110,927,240   $         --   $         --
Money Market Funds         459,779             --             --
Repurchase
   Agreements                   --      1,427,669             --
                    --------------------------------------------
Total Investments   $  111,387,019   $  1,427,669   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,781,775
Non-cash Collateral(2)                             (1,781,775)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,427,669
Non-cash Collateral(4)                             (1,427,669)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 74                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.4%
        2,515  Aerojet Rocketdyne Holdings,
                  Inc. (a)                    $        58,977
        3,062  Axon Enterprise, Inc. (a) (b)           75,295
        2,323  Boeing (The) Co.                       563,235
        4,649  BWX Technologies, Inc.                 244,909
          494  Curtiss-Wright Corp.                    47,631
        1,842  Engility Holdings, Inc. (a)             53,731
        1,355  General Dynamics Corp.                 266,027
        2,524  HEICO Corp.                            202,854
          967  Lockheed Martin Corp.                  282,490
        2,485  Mercury Systems, Inc. (a)              109,116
        1,046  Northrop Grumman Corp.                 275,234
          998  TransDigm Group, Inc.                  281,576
                                              ---------------
                                                    2,461,075
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.4%
        6,004  Air Transport Services Group,
                  Inc. (a)                            146,257
          809  United Parcel Service, Inc.,
                  Class B                              89,225
        3,507  XPO Logistics, Inc. (a)                210,806
                                              ---------------
                                                      446,288
                                              ---------------
               AIRLINES -- 0.8%
        2,990  Alaska Air Group, Inc.                 254,838
        1,931  Hawaiian Holdings, Inc. (a)             79,943
        2,193  SkyWest, Inc.                           80,045
        7,393  Southwest Airlines Co.                 410,385
                                              ---------------
                                                      825,211
                                              ---------------
               AUTO COMPONENTS -- 0.4%
          930  Dorman Products, Inc. (a)               72,614
        3,673  Fox Factory Holding Corp. (a)          141,227
        4,779  Gentex Corp.                            81,339
        1,328  LCI Industries                         141,764
                                              ---------------
                                                      436,944
                                              ---------------
               AUTOMOBILES -- 0.6%
        1,271  Tesla, Inc. (a)                        411,130
        2,168  Thor Industries, Inc.                  228,399
                                              ---------------
                                                      639,529
                                              ---------------
               BANKS -- 8.3%
        1,606  1st Source Corp.                        78,855
        2,170  Ameris Bancorp                          99,386
          797  BancFirst Corp.                         85,080
        2,972  BancorpSouth, Inc.                      89,309
       11,064  Bank of America Corp.                  266,864
          546  Bank of Hawaii Corp.                    45,684
          967  Bank of the Ozarks                      41,726
        1,851  Banner Corp.                           106,932
        1,488  Berkshire Hills Bancorp, Inc.           55,279
        1,616  BOK Financial Corp.                    137,473
        1,672  Boston Private Financial
                  Holdings, Inc.                       25,665
        1,757  Brookline Bancorp, Inc.                 26,092
        2,389  Cathay General Bancorp                  89,468
        2,104  CenterState Banks, Inc.                 52,579
        2,446  Central Pacific Financial Corp.         75,655


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
       10,301  Citizens Financial Group, Inc. $       361,359
          794  City Holding Co.                        52,110
          644  Columbia Banking System, Inc.           25,657
        3,665  Comerica, Inc.                         265,016
          798  Commerce Bancshares, Inc.               46,316
          813  Community Bank System, Inc.             44,634
        1,138  ConnectOne Bancorp, Inc.                25,605
          965  Cullen/Frost Bankers, Inc.              87,603
          907  Customers Bancorp, Inc. (a)             27,074
        2,021  CVB Financial Corp.                     43,532
          826  Eagle Bancorp, Inc. (a)                 51,584
        3,095  East West Bancorp, Inc.                176,353
          629  Enterprise Financial Services
                  Corp.                                24,877
        1,095  FCB Financial Holdings, Inc.,
                  Class A (a)                          51,629
        7,079  Fifth Third Bancorp                    189,009
        1,784  First Busey Corp.                       52,164
          487  First Citizens BancShares,
                  Inc., Class A                       179,226
        2,024  First Commonwealth Financial
                  Corp.                                26,373
        1,888  First Financial Bancorp                 48,333
        2,051  First Financial Bankshares,
                  Inc.                                 88,706
        2,602  First Horizon National Corp.            45,353
        1,918  First Merchants Corp.                   77,564
        2,681  First Republic Bank                    268,985
        2,476  Glacier Bancorp, Inc.                   86,462
        1,111  Great Western Bancorp, Inc.             43,340
        3,700  Hancock Holding Co.                    170,200
        1,110  Heartland Financial USA, Inc.           52,281
        3,459  Hilltop Holdings, Inc.                  86,579
        1,985  Horizon Bancorp                         52,345
        6,617  Huntington Bancshares, Inc.             87,675
          556  IBERIABANK Corp.                        44,953
          385  Independent Bank Corp.                  27,470
          431  Independent Bank Group, Inc.            26,011
        1,293  International Bancshares Corp.          45,772
        3,393  Investors Bancorp, Inc.                 45,059
        4,021  JPMorgan Chase & Co.                   369,128
        9,806  KeyCorp                                176,900
        4,084  Lakeland Bancorp, Inc.                  79,025
        1,678  Lakeland Financial Corp.                77,188
        1,372  LegacyTexas Financial Group,
                  Inc.                                 53,124
        1,657  M&T Bank Corp.                         270,340
        1,561  MainSource Financial Group,
                  Inc.                                 54,541
        1,029  MB Financial, Inc.                      42,086
        2,325  National Bank Holdings Corp.,
                  Class A                              79,352
          694  NBT Bancorp, Inc.                       25,081
        1,487  Old National Bancorp                    24,238
        2,086  Pacific Premier Bancorp,
                  Inc. (a)                             74,887
       18,334  Regions Financial Corp.                267,676
        1,760  Renasant Corp.                          74,606
        1,459  S&T Bancorp, Inc.                       55,267
        1,286  Sandy Spring Bancorp, Inc.              51,491


                        See Notes to Financial Statements                Page 75

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
        3,194  Seacoast Banking Corp. of
                  Florida (a)                 $        74,644
        2,087  ServisFirst Bancshares, Inc.            75,842
          623  Signature Bank (a)                      86,335
          734  Southside Bancshares, Inc.              25,492
        1,929  State Bank Financial Corp.              52,951
        3,899  Sterling Bancorp                        90,067
          660  Stock Yards Bancorp, Inc.               23,661
        4,732  SunTrust Banks, Inc.                   271,096
        1,045  SVB Financial Group (a)                186,470
        4,099  Synovus Financial Corp.                178,225
        1,171  Texas Capital Bancshares,
                  Inc. (a)                             91,748
          833  TowneBank                               26,073
        3,539  U.S. Bancorp                           186,788
        1,817  UMB Financial Corp.                    126,572
        1,543  Union Bankshares Corp.                  47,663
        2,769  United Community Banks, Inc.            76,867
        1,015  Washington Trust Bancorp, Inc.          55,267
        2,604  Webster Financial Corp.                135,226
          649  WesBanco, Inc.                          24,811
        2,764  Western Alliance Bancorp (a)           139,250
        2,372  Wintrust Financial Corp.               178,635
        8,370  Zions Bancorporation                   379,328
                                              ---------------
                                                    8,611,197
                                              ---------------
               BEVERAGES -- 0.7%
        1,897  Constellation Brands, Inc.,
                  Class A                             366,785
        1,036  Molson Coors Brewing Co.,
                  Class B                              92,184
        3,699  Monster Beverage Corp. (a)             195,122
        1,118  National Beverage Corp.                114,170
                                              ---------------
                                                      768,261
                                              ---------------
               BIOTECHNOLOGY -- 5.1%
        3,702  AbbVie, Inc.                           258,807
        1,543  Alkermes PLC (a)                        83,955
        2,842  Alnylam Pharmaceuticals,
                  Inc. (a)                            235,147
        1,394  AMAG Pharmaceuticals, Inc. (a)          27,392
        1,067  Amgen, Inc.                            186,202
        9,197  Array BioPharma, Inc. (a)               69,069
          330  Biogen, Inc. (a)                        95,565
        2,023  BioMarin Pharmaceutical,
                  Inc. (a)                            177,478
        2,158  Bluebird Bio, Inc. (a)                 203,391
        2,581  Blueprint Medicines Corp. (a)          135,064
        1,415  Celgene Corp. (a)                      191,605
        1,326  Eagle Pharmaceuticals,
                  Inc. (a) (b)                         65,173
        3,697  Exact Sciences Corp. (a)               143,444
        9,202  Exelixis, Inc. (a)                     249,466
        3,239  FibroGen, Inc. (a)                     110,612
        2,365  Genomic Health, Inc. (a)                75,443
        2,001  Halozyme Therapeutics, Inc. (a)         25,373
        2,132  Incyte Corp. (a)                       284,174


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BIOTECHNOLOGY (CONTINUED)
          749  Intercept Pharmaceuticals,
                  Inc. (a)                    $        87,730
        1,882  Intrexon Corp. (a) (b)                  40,632
        3,564  Ionis Pharmaceuticals, Inc. (a)        186,754
        5,541  Ironwood Pharmaceuticals,
                  Inc. (a)                             98,353
        3,500  Juno Therapeutics, Inc. (a) (b)         99,505
        2,186  Kite Pharma, Inc. (a)                  236,984
        1,560  Lexicon Pharmaceuticals,
                  Inc. (a) (b)                         25,428
          634  Ligand Pharmaceuticals,
                  Inc. (a)                             76,657
        8,735  MiMedx Group, Inc. (a) (b)             130,676
        6,190  Momenta Pharmaceuticals,
                  Inc. (a)                            102,444
        2,328  Portola Pharmaceuticals,
                  Inc. (a)                            143,638
          474  Prothena Corp. PLC (a) (b)              29,274
          935  Regeneron Pharmaceuticals,
                  Inc. (a)                            459,665
        2,524  Repligen Corp. (a)                     101,641
        3,103  Sarepta Therapeutics, Inc. (a)         119,714
          429  Spark Therapeutics, Inc. (a)            30,459
        1,314  TESARO, Inc. (a)                       167,745
          349  United Therapeutics Corp. (a)           44,812
        3,565  Vertex Pharmaceuticals, Inc. (a)       541,238
                                              ---------------
                                                    5,340,709
                                              ---------------
               BUILDING PRODUCTS -- 1.9%
        2,414  A.O. Smith Corp.                       129,270
        2,089  AAON, Inc.                              70,608
        2,235  Allegion PLC                           181,571
        1,095  American Woodmark Corp. (a)            107,474
        1,354  Apogee Enterprises, Inc.                70,530
        8,535  Builders FirstSource, Inc. (a)         133,743
        2,245  Continental Building Products,
                  Inc. (a)                             49,390
        7,042  Fortune Brands Home &
                  Security, Inc.                      462,448
        1,169  Griffon Corp.                           23,965
        6,190  Johnson Controls International
                  PLC                                 241,101
          987  Lennox International, Inc.             168,777
        4,609  NCI Building Systems, Inc. (a)          82,962
        1,436  Patrick Industries, Inc. (a)           109,280
        2,914  Ply Gem Holdings, Inc. (a)              50,995
        1,138  Trex Co., Inc. (a)                      85,589
        1,562  USG Corp. (a)                           42,236
                                              ---------------
                                                    2,009,939
                                              ---------------
               CAPITAL MARKETS -- 4.9%
       17,931  BGC Partners, Inc., Class A            226,110
          992  CBOE Holdings, Inc.                     93,774
        6,248  Charles Schwab (The) Corp.             268,039
          714  CME Group, Inc.                         87,551
        1,290  Cohen & Steers, Inc.                    52,116
       12,081  E*TRADE Financial Corp. (a)            495,321
        2,874  Eaton Vance Corp.                      141,085
        2,572  Evercore Partners, Inc.,
                  Class A                             202,288
          546  FactSet Research Systems, Inc.          91,302
        1,429  Financial Engines, Inc.                 54,945


Page 76                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CAPITAL MARKETS (CONTINUED)
        1,210  Goldman Sachs Group (The),
                  Inc.                        $       272,649
        5,576  Intercontinental Exchange, Inc.        371,975
          902  MarketAxess Holdings, Inc.             183,007
        3,021  Moody's Corp.                          397,654
       10,310  Morgan Stanley                         483,539
          579  Morningstar, Inc.                       47,808
        1,761  MSCI, Inc.                             191,861
        2,761  Northern Trust Corp.                   241,615
        5,727  Raymond James Financial, Inc.          476,429
        2,518  S&P Global, Inc.                       386,739
        1,686  SEI Investments Co.                     95,276
        4,275  TD Ameritrade Holding Corp.            195,496
                                              ---------------
                                                    5,056,579
                                              ---------------
               CHEMICALS -- 2.5%
        1,635  A. Schulman, Inc.                       43,001
        1,741  Albemarle Corp.                        201,608
        3,871  Celanese Corp., Series A               372,274
          980  Chase Corp.                            105,889
        4,782  Chemours (The) Co.                     227,671
        7,149  Ferro Corp. (a)                        137,547
          841  GCP Applied Technologies,
                  Inc. (a)                             25,482
          663  International Flavors &
                  Fragrances, Inc.                     88,298
        3,797  Kraton Corp. (a)                       141,249
          619  Minerals Technologies, Inc.             43,825
        5,988  Olin Corp.                             176,526
       14,300  Platform Specialty Products
                  Corp. (a)                           200,343
          720  Quaker Chemical Corp.                  102,146
          507  Scotts Miracle-Gro (The) Co.            48,667
        1,126  Sensient Technologies Corp.             83,729
        1,047  Sherwin-Williams (The) Co.             353,122
        3,299  Trinseo S.A.                           231,920
                                              ---------------
                                                    2,583,297
                                              ---------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 1.5%
        1,952  Brink's (The) Co.                      152,549
        1,458  Cintas Corp.                           196,611
        4,278  Copart, Inc. (a)                       134,714
        3,872  Healthcare Services Group, Inc.        202,312
        2,160  KAR Auction Services, Inc.              90,806
        2,234  MSA Safety, Inc.                       179,078
        1,282  Multi-Color Corp.                      103,201
        2,884  Republic Services, Inc.                185,211
        4,454  Rollins, Inc.                          193,348
        1,036  US Ecology, Inc.                        53,768
        1,220  Waste Management, Inc.                  91,683
                                              ---------------
                                                    1,583,281
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.7%
          619  Acacia Communications,
                  Inc. (a) (b)                         27,094
        1,513  Arista Networks, Inc. (a)              225,876


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  (CONTINUED)
        5,435  Ciena Corp. (a)                $       139,951
        3,576  CommScope Holding Co.,
                  Inc. (a)                            131,525
        3,490  Finisar Corp. (a)                       94,998
          820  Harris Corp.                            93,865
        1,173  InterDigital, Inc.                      85,453
        2,292  Lumentum Holdings, Inc. (a)            143,479
        3,094  Motorola Solutions, Inc.               280,564
        8,242  Oclaro, Inc. (a) (b)                    80,607
        2,006  Palo Alto Networks, Inc. (a)           264,351
        2,617  Ubiquiti Networks, Inc. (a) (b)        142,626
                                              ---------------
                                                    1,710,389
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.4%
        1,283  Argan, Inc.                             82,689
        1,519  Dycom Industries, Inc. (a)             137,622
        5,020  MasTec, Inc. (a)                       231,924
                                              ---------------
                                                      452,235
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.3%
          490  Eagle Materials, Inc.                   46,109
          402  Martin Marietta Materials, Inc.         91,025
        6,281  Summit Materials, Inc.,
                  Class A (c)                         178,632
                                              ---------------
                                                      315,766
                                              ---------------
               CONSUMER FINANCE -- 0.4%
          881  Credit Acceptance Corp. (a) (b)        219,457
        1,439  Discover Financial Services             87,693
       11,825  SLM Corp. (a)                          131,021
                                              ---------------
                                                      438,171
                                              ---------------
               CONTAINERS & PACKAGING -- 1.3%
        3,976  Berry Global Group, Inc. (a)           222,974
        3,251  Greif, Inc., Class A                   182,349
        4,741  International Paper Co.                260,660
        9,475  Owens-Illinois, Inc. (a)               226,452
        4,124  Packaging Corp. of America             451,496
                                              ---------------
                                                    1,343,931
                                              ---------------
               DISTRIBUTORS -- 0.1%
        1,157  Pool Corp.                             125,095
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.7%
        1,761  Bright Horizons Family
                  Solutions, Inc. (a)                 139,136
          899  Capella Education Co.                   61,761
        2,891  Grand Canyon Education,
                  Inc. (a)                            212,691
        1,157  ServiceMaster Global Holdings,
                  Inc. (a)                             50,862
        2,436  Sotheby's (a)                          137,853
        1,122  Strayer Education, Inc.                 88,212
                                              ---------------
                                                      690,515
                                              ---------------


                        See Notes to Financial Statements                Page 77

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.2%
        1,312  Cincinnati Bell, Inc. (a)      $        24,469
          640  Cogent Communications
                  Holdings, Inc.                       26,720
       49,112  Globalstar, Inc. (a) (b)                90,857
        2,934  Zayo Group Holdings, Inc. (a)           96,206
                                              ---------------
                                                      238,252
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.4%
          440  Acuity Brands, Inc.                     89,166
        1,569  General Cable Corp.                     30,281
        1,657  Rockwell Automation, Inc.              273,455
                                              ---------------
                                                      392,902
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.5%
        3,636  Amphenol Corp., Class A                278,590
        7,347  CDW Corp.                              466,020
        2,136  Cognex Corp.                           203,048
        1,007  Coherent, Inc. (a)                     266,855
        2,452  Fabrinet (a)                           110,364
        3,050  II-VI, Inc. (a)                        116,205
        1,562  IPG Photonics Corp. (a)                238,424
        1,544  Itron, Inc. (a)                        112,712
        1,099  Littelfuse, Inc.                       198,018
        7,532  TTM Technologies, Inc. (a)             130,906
        2,075  Universal Display Corp.                250,245
        2,255  Zebra Technologies Corp.,
                  Class A (a)                         229,379
                                              ---------------
                                                    2,600,766
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.2%
        2,883  Exterran Corp. (a)                      79,830
       10,736  McDermott International,
                  Inc. (a)                             72,683
                                              ---------------
                                                      152,513
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.6%
        4,017  American Homes 4 Rent,
                  Class A                              92,431
        2,028  American Tower Corp.                   276,477
        2,586  Brandywine Realty Trust                 43,471
        5,642  CareTrust REIT, Inc.                   102,910
        1,314  CoreSite Realty Corp.                  142,674
        1,294  Corporate Office Properties
                  Trust                                43,077
        2,439  CyrusOne, Inc.                         145,633
        1,696  DCT Industrial Trust, Inc.              95,553
          792  Digital Realty Trust, Inc.              91,349
        1,186  Douglas Emmett, Inc.                    45,376
          624  EastGroup Properties, Inc.              54,400
          428  Equinix, Inc.                          192,912
        1,050  Equity LifeStyle Properties,
                  Inc.                                 91,665
          348  Essex Property Trust, Inc.              91,072
        4,166  Four Corners Property Trust,
                  Inc.                                105,733


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        2,407  Gaming and Leisure Properties,
                  Inc.                        $        91,322
        4,344  iStar, Inc. (a)                         51,911
          603  Kilroy Realty Corp.                     41,854
        1,232  Lamar Advertising Co., Class A          86,942
          499  LTC Properties, Inc.                    25,768
        1,705  Monmouth Real Estate
                  Investment Corp.                     26,274
          572  National Health Investors, Inc.         44,187
        5,204  New Senior Investment Group,
                  Inc.                                 54,070
        2,251  Physicians Realty Trust                 41,914
        3,134  Prologis, Inc.                         190,579
          685  PS Business Parks, Inc.                 92,105
          490  QTS Realty Trust, Inc., Class A         26,200
        4,727  Rayonier, Inc.                         137,414
        2,805  Rexford Industrial Realty, Inc.         79,999
        2,125  Ryman Hospitality Properties,
                  Inc.                                133,004
        1,065  Sabra Health Care REIT, Inc.            24,708
        1,990  SBA Communications Corp. (a)           273,724
          612  Seritage Growth Properties,
                  Class A                              28,623
          930  STAG Industrial, Inc.                   25,380
        3,964  Starwood Waypoint Homes                138,581
        4,127  Summit Hotel Properties, Inc.           73,997
        1,551  Sun Communities, Inc.                  138,055
        1,554  Terreno Realty Corp.                    53,799
        1,803  Uniti Group, Inc.                       46,157
          968  Universal Health Realty Income
                  Trust                                75,001
        1,195  Welltower, Inc.                         87,701
                                              ---------------
                                                    3,704,002
                                              ---------------
               FOOD PRODUCTS -- 0.2%
        1,273  B&G Foods, Inc.                         46,146
        1,987  Blue Buffalo Pet Products,
                  Inc. (a)                             44,449
        1,515  Calavo Growers, Inc.                   112,186
                                              ---------------
                                                      202,781
                                              ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 5.6%
          484  Abaxis, Inc.                            22,748
        1,265  ABIOMED, Inc. (a)                      187,334
        1,510  Align Technology, Inc. (a)             252,517
          163  Atrion Corp.                           103,049
          942  Becton, Dickinson and Co.              189,719
       13,259  Boston Scientific Corp. (a)            352,955
        1,164  Cantel Medical Corp.                    86,369
        3,246  Cardiovascular Systems,
                  Inc. (a)                            102,411
        1,919  Cooper (The) Cos., Inc.                467,987
          620  DexCom, Inc. (a)                        41,298
        3,108  Edwards Lifesciences Corp. (a)         357,979
        1,261  Glaukos Corp. (a)                       50,667
        2,847  Hill-Rom Holdings, Inc.                212,158
        4,050  Hologic, Inc. (a)                      179,051
          606  ICU Medical, Inc. (a)                  104,171


Page 78                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT &
                 SUPPLIES (CONTINUED)
        2,277  IDEXX Laboratories, Inc. (a)   $       379,029
        1,370  Inogen, Inc. (a)                       129,301
        2,039  Insulet Corp. (a)                      102,582
        3,326  Integra LifeSciences Holdings
                  Corp. (a)                           165,169
          491  Intuitive Surgical, Inc. (a)           460,686
        4,294  K2M Group Holdings, Inc. (a)           104,473
        1,491  Masimo Corp. (a)                       141,049
        2,071  Medtronic PLC                          173,902
        3,428  Merit Medical Systems, Inc. (a)        140,548
        1,312  Neogen Corp. (a)                        86,421
          609  Nevro Corp. (a)                         52,411
        2,357  NuVasive, Inc. (a)                     155,067
        1,023  NxStage Medical, Inc. (a)               24,092
        1,192  Penumbra, Inc. (a)                      97,327
        2,360  ResMed, Inc.                           182,003
        1,934  Stryker Corp.                          284,491
          655  Teleflex, Inc.                         135,729
        1,439  West Pharmaceutical Services,
                  Inc.                                127,639
        6,596  Wright Medical Group N.V. (a)          173,277
                                              ---------------
                                                    5,825,609
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.6%
        2,082  Amedisys, Inc. (a)                      98,604
        4,860  AmerisourceBergen Corp.                455,965
        1,971  AMN Healthcare Services,
                  Inc. (a)                             72,730
        3,078  HCA Healthcare, Inc. (a)               247,287
        4,548  HealthEquity, Inc. (a)                 208,617
        4,683  HealthSouth Corp.                      199,308
        2,384  Laboratory Corp. of America
                  Holdings (a)                        378,841
        5,748  Surgery Partners, Inc. (a)             114,098
        3,768  Teladoc, Inc. (a)                      123,590
        3,281  Tivity Health, Inc. (a)                130,092
        2,478  UnitedHealth Group, Inc.               475,305
        1,262  WellCare Health Plans, Inc. (a)        223,361
                                              ---------------
                                                    2,727,798
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 1.2%
        1,290  athenahealth, Inc. (a)                 178,433
        5,529  Cerner Corp. (a)                       355,902
        2,441  Cotiviti Holdings, Inc. (a)            105,085
        5,158  Evolent Health, Inc.,
                  Class A (a)                         127,402
        1,387  HMS Holdings Corp. (a)                  27,851
        2,898  Medidata Solutions, Inc. (a)           222,595
        3,697  Veeva Systems, Inc.,
                  Class A (a)                         235,721
                                              ---------------
                                                    1,252,989
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 5.0%
        5,788  Belmond Ltd., Class A (a)               75,533
       10,897  Caesars Entertainment
                  Corp. (a) (b)                       134,578
        2,117  Choice Hotels International,
                  Inc.                                136,864


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
          571  Churchill Downs, Inc.          $       106,806
        4,444  Denny's Corp. (a)                       50,484
        2,172  Domino's Pizza, Inc.                   405,078
          822  Dunkin' Brands Group, Inc.              43,591
        8,245  ILG, Inc.                              218,575
          920  Jack in the Box, Inc.                   85,339
        5,212  La Quinta Holdings, Inc. (a)            77,711
        3,664  Marriott International, Inc.,
                  Class A                             381,752
        1,110  Marriott Vacations Worldwide
                  Corp.                               129,703
        1,752  McDonald's Corp.                       271,805
       11,746  MGM Resorts International              386,796
        8,462  Norwegian Cruise Line
                  Holdings Ltd. (a)                   466,002
          632  Papa John's International, Inc.         45,081
        6,110  Penn National Gaming, Inc. (a)         123,178
        6,617  Pinnacle Entertainment,
                  Inc. (a)                            125,723
        2,241  Planet Fitness, Inc., Class A           50,781
        4,442  Red Rock Resorts, Inc., Class A        106,164
        5,010  Scientific Games Corp.,
                  Class A (a)                         185,620
        1,500  Shake Shack, Inc.,
                  Class A (a) (b)                      49,515
          760  Six Flags Entertainment Corp.           43,221
        1,974  Sonic Corp.                             46,705
        1,534  Starbucks Corp.                         82,805
        3,559  Texas Roadhouse, Inc.                  168,341
          894  Vail Resorts, Inc.                     188,419
       11,691  Wendy's (The) Co.                      180,509
        1,693  Wingstop, Inc. (a)                      50,807
        4,576  Wyndham Worldwide Corp.                477,597
        3,639  Yum! Brands, Inc.                      274,672
                                              ---------------
                                                    5,169,755
                                              ---------------
               HOUSEHOLD DURABLES -- 1.3%
        2,469  Installed Building Products,
                  Inc. (a)                            132,832
        1,554  iRobot Corp. (a)                       163,963
        1,726  Leggett & Platt, Inc.                   83,159
        1,521  Mohawk Industries, Inc. (a)            378,714
        8,568  Newell Brands, Inc.                    451,705
        2,547  Tempur Sealy International,
                  Inc. (a) (b)                        146,885
                                              ---------------
                                                    1,357,258
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.5%
        1,742  Central Garden & Pet Co.,
                  Class A (a)                          53,584
        1,724  Church & Dwight Co., Inc.               91,975
          672  Clorox (The) Co.                        89,705
          944  Energizer Holdings, Inc.                43,490
        5,119  HRG Group, Inc. (a)                     84,822
          693  Kimberly-Clark Corp.                    85,350
          233  WD-40 Co.                               24,850
                                              ---------------
                                                      473,776
                                              ---------------


                        See Notes to Financial Statements                Page 79

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.2%
        2,972  NRG Yield, Inc., Class C       $        55,279
        2,317  Ormat Technologies, Inc.               137,398
        2,194  Pattern Energy Group, Inc.              55,070
                                              ---------------
                                                      247,747
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.5%
          883  3M Co.                                 177,633
        1,587  Roper Technologies, Inc.               368,914
                                              ---------------
                                                      546,547
                                              ---------------
               INSURANCE -- 0.5%
        2,105  Brown & Brown, Inc.                     93,883
        2,357  Marsh & McLennan Cos., Inc.            183,775
        2,721  MBIA, Inc. (a)                          27,672
        1,795  Primerica, Inc.                        145,485
        3,055  Universal Insurance Holdings,
                  Inc.                                 72,862
                                              ---------------
                                                      523,677
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.7%
          475  Amazon.com, Inc. (a)                   469,195
        8,717  Etsy, Inc. (a)                         125,263
        2,460  Netflix, Inc. (a)                      446,884
        2,512  Nutrisystem, Inc.                      140,044
          197  Priceline Group (The), Inc. (a)        399,615
        1,101  Shutterfly, Inc. (a)                    53,993
        1,701  Wayfair, Inc., Class A (a) (b)         129,871
                                              ---------------
                                                    1,764,865
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 4.0%
        2,787  2U, Inc. (a)                           144,227
        3,475  Alarm.com Holdings, Inc. (a)           132,154
          395  Alphabet, Inc., Class A (a)            373,472
        2,878  Benefitfocus, Inc. (a)                 102,888
        7,169  Box, Inc., Class A (a)                 135,136
        1,918  Cimpress N.V. (a) (b)                  169,244
          688  CoStar Group, Inc. (a)                 189,578
        5,263  eBay, Inc. (a)                         188,047
        9,219  Endurance International Group
                  Holdings, Inc. (a)                   85,276
        2,642  Envestnet, Inc. (a)                    103,170
        2,434  Facebook, Inc., Class A (a)            411,955
        6,076  Five9, Inc. (a)                        134,037
        5,198  GrubHub, Inc. (a)                      239,784
        4,131  GTT Communications, Inc. (a)           126,202
        1,598  j2 Global, Inc.                        135,239
          868  LogMeIn, Inc.                          101,079
        3,040  New Relic, Inc. (a)                    142,758
        2,831  Q2 Holdings, Inc. (a)                  110,126
        4,548  Quotient Technology, Inc. (a)           52,757
        1,187  Shutterstock, Inc. (a)                  50,020
          820  SPS Commerce, Inc. (a)                  47,396
          844  Stamps.com, Inc. (a)                   124,996
        6,561  TrueCar, Inc. (a) (b)                  124,200


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INTERNET SOFTWARE & SERVICES
                  (CONTINUED)
        5,007  Twitter, Inc. (a)              $        80,563
        1,977  VeriSign, Inc. (a)                     200,013
        5,168  Web.com Group, Inc. (a)                113,438
        1,312  WebMD Health Corp. (a)                  86,920
        1,510  Yelp, Inc. (a)                          49,120
        4,625  Zillow Group, Inc., Class C (a)        208,865
                                              ---------------
                                                    4,162,660
                                              ---------------
               IT SERVICES -- 4.9%
        1,486  Accenture PLC, Class A                 191,427
          988  Acxiom Corp. (a)                        26,646
        1,432  Alliance Data Systems Corp.            345,728
          873  Automatic Data Processing, Inc.        103,809
        2,214  Black Knight Financial
                  Services, Inc., Class A (a)          94,095
        4,864  Broadridge Financial Solutions,
                  Inc.                                368,983
        4,180  CoreLogic, Inc. (a)                    190,399
          632  CSG Systems International, Inc.         26,133
        2,695  EPAM Systems, Inc. (a)                 231,581
        4,449  EVERTEC, Inc.                           79,415
        1,385  ExlService Holdings, Inc. (a)           79,707
        4,304  Fidelity National Information
                  Services, Inc.                      392,611
       12,453  First Data Corp., Class A (a)          232,373
        1,502  Fiserv, Inc. (a)                       193,007
        2,976  Gartner, Inc. (a)                      381,880
          873  Jack Henry & Associates, Inc.           93,690
        2,210  Mastercard, Inc., Class A              282,438
        8,560  PayPal Holdings, Inc. (a)              501,188
        4,164  Sabre Corp.                             92,149
          653  Science Applications
                  International Corp.                  45,978
        9,661  Square, Inc., Class A (a)              254,567
        7,887  Total System Services, Inc.            500,509
        1,413  Vantiv, Inc., Class A (a)               89,796
        1,960  Visa, Inc., Class A                    195,138
          869  WEX, Inc. (a)                           94,443
                                              ---------------
                                                    5,087,690
                                              ---------------
               LEISURE PRODUCTS -- 0.4%
        4,120  Hasbro, Inc.                           436,226
                                              ---------------
               LIFE SCIENCES TOOLS &
                  SERVICES -- 1.6%
        4,781  Accelerate Diagnostics,
                  Inc. (a) (b)                        125,501
          772  Bio-Techne Corp.                        89,483
        1,288  Cambrex Corp. (a)                       78,568
        1,059  Illumina, Inc. (a)                     184,107
        3,874  INC Research Holdings, Inc.,
                  Class A (a)                         213,070
          781  Mettler-Toledo International,
                  Inc. (a)                            447,575
        3,022  PRA Health Sciences, Inc. (a)          224,837
        1,999  Waters Corp. (a)                       346,707
                                              ---------------
                                                    1,709,848
                                              ---------------


Page 80                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY -- 2.5%
        3,625  Allison Transmission Holdings,
                  Inc.                        $       137,025
          462  Astec Industries, Inc.                  23,225
        1,079  EnPro Industries, Inc.                  83,105
        1,754  ESCO Technologies, Inc.                108,222
        2,901  Fortive Corp.                          187,811
        8,122  Harsco Corp. (a)                       125,485
        2,566  Illinois Tool Works, Inc.              361,062
        5,027  Ingersoll-Rand PLC                     441,773
        2,313  John Bean Technologies Corp.           213,721
        4,846  Kennametal, Inc.                       178,817
        1,012  Lydall, Inc. (a)                        50,094
          373  Middleby (The) Corp. (a)                48,744
        2,935  Navistar International
                  Corp. (a)                            90,310
        1,121  Nordson Corp.                          142,367
          756  RBC Bearings, Inc. (a)                  78,125
        2,836  SPX FLOW, Inc. (a)                     100,564
        2,617  Toro (The) Co.                         186,042
        2,405  Welbilt, Inc. (a)                       46,873
                                              ---------------
                                                    2,603,365
                                              ---------------
               MEDIA -- 1.9%
          191  Cable One, Inc.                        145,141
        1,364  Charter Communications, Inc.,
                  Class A (a)                         534,565
        6,896  Comcast Corp., Class A                 278,943
        1,426  DISH Network Corp.,
                  Class A (a)                          91,307
        6,504  Live Nation Entertainment,
                  Inc. (a)                            242,404
        2,330  MSG Networks, Inc., Class A (a)         49,862
          664  Scripps Networks Interactive,
                  Inc., Class A                        58,040
        1,590  Sinclair Broadcast Group, Inc.,
                  Class A                              57,320
       67,192  Sirius XM Holdings, Inc. (b)           393,745
          842  Walt Disney (The) Co.                   92,561
                                              ---------------
                                                    1,943,888
                                              ---------------
               METALS & MINING -- 0.8%
        6,900  AK Steel Holding Corp. (a)              39,054
        4,525  Allegheny Technologies,
                  Inc. (b)                             85,703
        8,393  Century Aluminum Co. (a)               140,835
        2,991  Coeur Mining, Inc. (a)                  24,765
       17,777  Hecla Mining Co.                        96,174
        1,160  Royal Gold, Inc.                       100,526
       10,264  Steel Dynamics, Inc.                   363,448
                                              ---------------
                                                      850,505
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 0.6%
       30,501  Annaly Capital Management,
                  Inc.                                366,927
        1,435  Blackstone Mortgage Trust,
                  Inc., Class A                        44,298
        1,122  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.         26,087


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        5,827  New Residential Investment
                  Corp.                       $        99,059
        3,069  Redwood Trust, Inc.                     53,002
                                              ---------------
                                                      589,373
                                              ---------------
               MULTILINE RETAIL -- 0.2%
        1,280  Dollar Tree, Inc. (a)                   92,263
        3,069  Ollie's Bargain Outlet
                  Holdings, Inc. (a)                  137,184
                                              ---------------
                                                      229,447
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.7%
        3,567  Cabot Oil & Gas Corp.                   88,711
        7,546  Cheniere Energy, Inc. (a)              341,079
        3,523  ONEOK, Inc.                            199,296
        2,955  Williams (The) Cos., Inc.               93,910
                                              ---------------
                                                      722,996
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 0.1%
        3,731  KapStone Paper and Packaging
                  Corp.                                85,291
                                              ---------------
               PERSONAL PRODUCTS -- 0.0%
        1,083  Revlon, Inc., Class A (a)               21,173
                                              ---------------
               PHARMACEUTICALS -- 0.9%
        1,606  Bristol-Myers Squibb Co.                91,381
       11,081  Corcept Therapeutics, Inc. (a)         138,180
        1,087  Eli Lilly and Co.                       89,851
        4,086  Innoviva, Inc. (a)                      56,060
          874  Jazz Pharmaceuticals PLC (a)           134,255
        3,034  Supernus Pharmaceuticals,
                  Inc. (a)                            122,725
        1,313  Theravance Biopharma
                  Inc. (a) (b)                         42,187
        4,303  Zoetis, Inc.                           269,024
                                              ---------------
                                                      943,663
                                              ---------------
               PROFESSIONAL SERVICES -- 0.6%
        1,337  Equifax, Inc.                          194,453
          737  Insperity, Inc.                         55,644
        5,233  TransUnion (a)                         239,828
        3,994  TriNet Group, Inc. (a)                 139,790
                                              ---------------
                                                      629,715
                                              ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.3%
        3,009  HFF, Inc., Class A                     110,490
        1,107  Howard Hughes (The) Corp. (a)          139,272
          458  RE/MAX Holdings, Inc.,
                  Class A                              26,633
                                              ---------------
                                                      276,395
                                              ---------------
               ROAD & RAIL -- 0.7%
        8,421  CSX Corp.                              415,492
          979  J.B. Hunt Transport Services,
                  Inc.                                 88,805
        1,904  Old Dominion Freight Line, Inc.        182,613
          821  Union Pacific Corp.                     84,530
                                              ---------------
                                                      771,440
                                              ---------------


                        See Notes to Financial Statements                Page 81

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 6.1%
        1,617  Advanced Energy Industries,
                  Inc. (a)                    $       117,313
       14,725  Advanced Micro Devices,
                  Inc. (a)                            200,407
       10,707  Amkor Technology, Inc. (a)             111,032
       11,122  Applied Materials, Inc.                492,816
        4,823  Brooks Automation, Inc.                118,453
        1,417  Cabot Microelectronics Corp.           105,070
        1,459  Cavium, Inc. (a)                        90,370
        3,614  Cirrus Logic, Inc. (a)                 222,044
        9,963  Cypress Semiconductor Corp.            141,475
        8,261  Entegris, Inc. (a)                     215,612
        8,436  FormFactor, Inc. (a)                   110,512
        5,273  Integrated Device Technology,
                  Inc. (a)                            137,836
        2,008  KLA-Tencor Corp.                       186,001
        3,248  Lam Research Corp.                     517,926
        3,251  MACOM Technology Solutions
                  Holdings, Inc. (a)                  196,848
        1,993  Maxim Integrated Products, Inc.         90,562
        2,760  MaxLinear, Inc. (a)                     72,312
        5,953  Microchip Technology, Inc.             476,478
       15,386  Micron Technology, Inc. (a)            432,654
        1,937  Microsemi Corp. (a)                    100,879
        3,368  MKS Instruments, Inc.                  281,733
        1,411  Monolithic Power Systems, Inc.         144,373
        3,178  NVIDIA Corp.                           516,457
       12,915  ON Semiconductor Corp. (a)             193,079
        1,435  Power Integrations, Inc.               101,383
        2,902  Qorvo, Inc. (a)                        198,961
        2,926  Semtech Corp. (a)                      115,870
        1,326  Silicon Laboratories, Inc. (a)          99,583
        1,915  Skyworks Solutions, Inc.               200,826
        1,163  Texas Instruments, Inc.                 94,645
          921  Veeco Instruments, Inc. (a)             28,367
        2,857  Xilinx, Inc.                           180,734
                                              ---------------
                                                    6,292,611
                                              ---------------
               SOFTWARE -- 8.8%
        1,763  8x8, Inc. (a)                           22,390
        7,980  Activision Blizzard, Inc.              493,004
        3,248  Adobe Systems, Inc. (a)                475,800
        3,021  ANSYS, Inc. (a)                        391,371
          820  Aspen Technology, Inc. (a)              46,633
        2,662  Autodesk, Inc. (a)                     294,923
        4,536  Barracuda Networks, Inc. (a)           101,924
        2,115  Blackbaud, Inc.                        195,299
        1,788  BroadSoft, Inc. (a)                     78,761
        5,414  Cadence Design Systems,
                  Inc. (a)                            199,777
        3,181  Callidus Software, Inc. (a)             77,298
        1,124  Citrix Systems, Inc. (a)                88,774
        3,477  Electronic Arts, Inc. (a)              405,905
        1,650  Ellie Mae, Inc. (a)                    143,913
          975  Fair Isaac Corp.                       138,986
        5,061  FireEye, Inc. (a)                       74,042


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
        3,632  Fortinet, Inc. (a)             $       134,057
        1,329  Gigamon, Inc. (a)                       52,828
        1,979  Guidewire Software, Inc. (a)           142,805
        1,591  HubSpot, Inc. (a)                      115,109
        1,609  Imperva, Inc. (a)                       72,486
        2,021  Intuit, Inc.                           277,301
        1,298  Microsoft Corp.                         94,365
          134  MicroStrategy, Inc.,
                  Class A (a)                          18,024
        3,313  Paycom Software, Inc. (a)              232,208
        2,315  Paylocity Holding Corp. (a)            105,263
        3,884  Pegasystems, Inc.                      234,788
        1,693  Progress Software Corp.                 54,193
        2,610  Proofpoint, Inc. (a)                   222,476
        2,467  PTC, Inc. (a)                          136,154
        1,887  Qualys, Inc. (a)                        75,763
        5,044  RealPage, Inc. (a)                     195,455
        4,798  Red Hat, Inc. (a)                      474,378
        3,578  RingCentral, Inc., Class A (a)         124,514
        3,099  salesforce.com, Inc. (a)               281,389
        4,334  ServiceNow, Inc. (a)                   478,690
        1,594  Splunk, Inc. (a)                        95,656
        5,901  SS&C Technologies Holdings,
                  Inc.                                228,723
        5,040  Synopsys, Inc. (a)                     385,913
        3,699  Tableau Software, Inc.,
                  Class A (a)                         238,401
        3,089  Take-Two Interactive Software,
                  Inc. (a)                            245,514
          774  Tyler Technologies, Inc. (a)           132,981
          647  Ultimate Software Group (The),
                  Inc. (a)                            146,034
        3,515  Varonis Systems, Inc. (a)              130,934
        2,102  VMware, Inc., Class A (a)              194,876
        4,736  Workday, Inc., Class A (a)             483,593
        2,771  Zendesk, Inc. (a)                       81,246
                                              ---------------
                                                    9,114,917
                                              ---------------
               SPECIALTY RETAIL -- 1.6%
        1,971  Burlington Stores, Inc. (a)            171,536
        5,828  CarMax, Inc. (a)                       386,105
        2,119  Five Below, Inc. (a)                   102,369
        2,396  Home Depot (The), Inc.                 358,442
        1,550  Ross Stores, Inc.                       85,746
        2,859  Tiffany & Co.                          273,063
        3,728  Tile Shop Holdings, Inc.                54,429
          934  Ulta Beauty, Inc. (a)                  234,630
                                              ---------------
                                                    1,666,320
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.6%
        5,594  3D Systems Corp. (a) (b)                93,979
        1,864  Apple, Inc.                            277,233
        3,330  NCR Corp. (a)                          126,040
        8,166  Pure Storage, Inc., Class A (a)         98,564
                                              ---------------
                                                      595,816
                                              ---------------


Page 82                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               THRIFTS & MORTGAGE FINANCE
                  -- 0.9%
        1,711  Beneficial Bancorp, Inc.       $        26,692
        2,205  BofI Holding, Inc. (a) (b)              61,453
        4,882  Essent Group Ltd. (a)                  187,566
          759  LendingTree, Inc. (a)                  167,435
        1,518  Meridian Bancorp, Inc.                  26,793
        1,175  Meta Financial Group, Inc.              83,777
        1,496  Northfield Bancorp, Inc.                25,118
          946  OceanFirst Financial Corp.              25,618
        1,537  United Financial Bancorp, Inc.          27,804
        2,678  Walker & Dunlop, Inc. (a)              134,570
        1,365  Washington Federal, Inc.                45,659
        1,697  WSFS Financial Corp.                    76,620
                                              ---------------
                                                      889,105
                                              ---------------
               TOBACCO -- 0.1%
          762  Philip Morris International,
                  Inc.                                 88,933
        2,126  Vector Group Ltd.                       42,796
                                              ---------------
                                                      131,729
                                              ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.6%
          913  GMS, Inc. (a)                           27,408
        2,512  SiteOne Landscape Supply,
                  Inc. (a)                            131,880
        3,910  Triton International Ltd.              140,995
        1,630  United Rentals, Inc. (a)               193,905
        4,657  Univar, Inc. (a)                       144,553
                                              ---------------
                                                      638,741
                                              ---------------
               WATER UTILITIES -- 0.1%
        1,063  SJW Group                               56,201
                                              ---------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.3%
        4,428  T-Mobile US, Inc. (a)                  273,030
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        103,741,794
               (Cost $88,810,769)             ---------------

               MONEY MARKET FUNDS -- 0.6%
      404,888  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (d) (e)                       404,888
      159,571  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.91% (d)                   159,571
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.6%                             564,459
               (Cost $564,459)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.4%
$     325,513  JPMorgan Chase & Co.,
                  0.94% (d), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of $325,521.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.125%, due 06/30/21. The
                  value of the collateral
                  including accrued interest
                  is $332,351. (e)            $       325,513

    1,120,921  RBC Capital Markets LLC,
                  1.02% (d), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $1,120,953. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $1,148,791. (e)       1,120,921
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 1.4%                1,446,434
               (Cost $1,446,434)              ---------------

               TOTAL INVESTMENTS -- 101.9%        105,752,687
               (Cost $90,821,662) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.9)%            (1,923,244)
                                              ---------------
               NET ASSETS -- 100.0%           $   103,829,443
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,808,592 and the total value of the collateral held by the Fund is $1,853,084.

(c) Non-income producing security which makes payment-in-kind distributions. For the year ended July 31, 2017, the Fund received 27 shares of Summit Materials, Inc., Class A.

(d)   Interest rate shown reflects yield as of July 31, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $90,983,055. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,490,480 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $720,848.


                        See Notes to Financial Statements                Page 83

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2017

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $  103,741,794   $         --   $         --
Money Market Funds         564,459             --             --
Repurchase
   Agreements                   --      1,446,434             --
                    --------------------------------------------
Total Investments   $  104,306,253   $  1,446,434   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,808,592
Non-cash Collateral(2)                             (1,808,592)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,446,434
Non-cash Collateral(4)                             (1,446,434)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 84                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.4%
        3,546  Esterline Technologies Corp.
                  (a)                         $       342,189
        4,776  Hexcel Corp.                           244,388
        1,681  KLX, Inc. (a)                           87,277
        1,709  Orbital ATK, Inc.                      174,626
        5,803  Spirit AeroSystems Holdings,
                  Inc., Class A                       350,675
        1,317  Teledyne Technologies, Inc. (a)        179,560
                                              ---------------
                                                    1,378,715
                                              ---------------
               AIRLINES -- 1.2%
       18,408  JetBlue Airways Corp. (a)              403,687
        6,509  Spirit Airlines, Inc. (a)              252,875
                                              ---------------
                                                      656,562
                                              ---------------
               AUTO COMPONENTS -- 1.3%
       18,821  Dana, Inc.                             446,434
        5,814  Tenneco, Inc.                          321,514
                                              ---------------
                                                      767,948
                                              ---------------
               BANKS -- 2.5%
        6,671  Associated Banc-Corp.                  159,771
        4,987  BankUnited, Inc.                       171,653
        5,936  F.N.B. Corp.                            81,323
        4,760  People's United Financial, Inc.         83,014
        4,031  Popular, Inc.                          169,866
        2,617  Prosperity Bancshares, Inc.            167,750
       21,092  TCF Financial Corp.                    332,410
        9,156  Umpqua Holdings Corp.                  169,752
        7,117  Valley National Bancorp                 84,550
                                              ---------------
                                                    1,420,089
                                              ---------------
               BUILDING PRODUCTS -- 0.7%
        6,280  Owens Corning                          421,074
                                              ---------------
               CAPITAL MARKETS -- 1.4%
        8,927  Federated Investors, Inc.,
                  Class B                             257,365
        8,811  Legg Mason, Inc.                       352,528
        1,979  LPL Financial Holdings, Inc.            90,559
        1,828  Stifel Financial Corp. (a)              92,954
                                              ---------------
                                                      793,406
                                              ---------------
               CHEMICALS -- 1.6%
        7,865  Cabot Corp.                            427,306
        3,289  H.B. Fuller Co.                        169,449
          182  NewMarket Corp.                         83,740
        6,509  PolyOne Corp.                          238,099
                                              ---------------
                                                      918,594
                                              ---------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 0.9%
        4,857  Deluxe Corp.                           350,675
        1,101  Stericycle, Inc. (a)                    84,865
        1,837  Tetra Tech, Inc.                        87,166
                                              ---------------
                                                      522,706
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.2%
        2,444  NetScout Systems, Inc. (a)              84,318
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CONSTRUCTION & ENGINEERING
                  -- 2.4%
       10,400  AECOM (a)                      $       331,760
        2,572  EMCOR Group, Inc.                      173,610
        3,672  Fluor Corp.                            159,475
        1,545  Jacobs Engineering Group, Inc.          81,452
       10,213  Quanta Services, Inc. (a)              344,485
        1,686  Valmont Industries, Inc.               257,452
                                              ---------------
                                                    1,348,234
                                              ---------------
               CONSUMER FINANCE -- 2.1%
       20,193  Navient Corp.                          297,847
       17,091  OneMain Holdings, Inc. (a)             457,013
       32,937  Santander Consumer USA
                  Holdings, Inc. (a)                  421,923
                                              ---------------
                                                    1,176,783
                                              ---------------
               CONTAINERS & PACKAGING -- 2.2%
        1,935  AptarGroup, Inc.                       156,600
          951  Avery Dennison Corp.                    88,376
        5,452  Bemis Co., Inc.                        231,001
        2,818  Crown Holdings, Inc. (a)               167,586
       18,299  Graphic Packaging Holding Co.          241,364
        2,645  Silgan Holdings, Inc.                   80,144
        6,538  Sonoco Products Co.                    316,962
                                              ---------------
                                                    1,282,033
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.0%
          420  Graham Holdings Co., Class B           248,808
        8,158  H&R Block, Inc.                        248,819
        2,513  Service Corp. International             87,277
                                              ---------------
                                                      584,904
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.7%
       24,153  Frontier Communications
                  Corp. (b)                           369,782
                                              ---------------
               ELECTRIC UTILITIES -- 3.8%
        4,691  ALLETE, Inc.                           343,710
       11,483  Great Plains Energy, Inc.              354,365
       10,383  Hawaiian Electric Industries,
                  Inc.                                342,535
        2,955  IDACORP, Inc.                          255,194
        7,248  OGE Energy Corp.                       259,913
        6,593  PNM Resources, Inc.                    262,731
        7,358  Portland General Electric Co.          328,829
                                              ---------------
                                                    2,147,277
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.8%
        2,320  EnerSys                                167,667
        2,326  Generac Holdings, Inc. (a)              83,666
        1,486  Hubbell, Inc.                          176,522
        5,154  Regal Beloit Corp.                     429,586
        3,935  Sensata Technologies Holding
                  N.V. (a)                            177,547
                                              ---------------
                                                    1,034,988
                                              ---------------


                        See Notes to Financial Statements                Page 85

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 5.2%
        2,150  Anixter International,
                  Inc. (a)                    $       169,312
        4,287  Arrow Electronics, Inc. (a)            348,490
        8,647  Avnet, Inc.                            331,872
       20,576  AVX Corp.                              367,693
        3,343  Belden, Inc.                           240,495
        3,434  Dolby Laboratories, Inc.,
                  Class A                             177,709
        4,851  FLIR Systems, Inc.                     181,039
        5,759  Jabil, Inc.                            175,650
        4,318  Keysight Technologies, Inc. (a)        179,586
       11,030  Sanmina Corp. (a)                      395,426
        2,102  SYNNEX Corp.                           249,970
        1,664  Tech Data Corp. (a)                    170,394
                                              ---------------
                                                    2,987,636
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.5%
        1,546  Helmerich & Payne, Inc. (b)             78,259
       11,041  Oceaneering International, Inc.        283,202
        4,163  Patterson-UTI Energy, Inc.              80,512
       51,066  Transocean Ltd. (a)                    441,721
                                              ---------------
                                                      883,694
                                              ---------------
               EQUITY REAL ESTATE
                  INVESTMENT TRUSTS -- 6.5%
        3,024  Acadia Realty Trust                     89,934
        3,755  Columbia Property Trust, Inc.           81,671
       15,238  CoreCivic, Inc.                        422,093
       18,534  DDR Corp.                              188,861
       13,300  Equity Commonwealth (a)                420,014
        5,685  GEO Group (The), Inc.                  166,855
       11,534  Hospitality Properties Trust           335,178
       14,103  LaSalle Hotel Properties               416,603
        1,134  Life Storage, Inc.                      82,827
        7,271  Outfront Media, Inc.                   166,288
        3,987  Piedmont Office Realty Trust,
                  Inc., Class A                        83,767
        6,884  Retail Properties of America,
                  Inc., Class A                        91,075
       21,151  RLJ Lodging Trust                      447,555
       12,337  Senior Housing Properties Trust        239,955
       26,072  Sunstone Hotel Investors, Inc.         424,452
        1,273  WP Carey, Inc.                          87,213
                                              ---------------
                                                    3,744,341
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.4%
        2,354  Casey's General Stores, Inc.           251,290
          959  PriceSmart, Inc.                        80,796
        7,415  Sprouts Farmers Market,
                  Inc. (a)                            178,479
        9,263  US Foods Holding Corp. (a)             260,753
                                              ---------------
                                                      771,318
                                              ---------------
               FOOD PRODUCTS -- 2.0%
       14,567  Flowers Foods, Inc.                    256,233
        8,255  Fresh Del Monte Produce, Inc.          424,885
       15,338  Pilgrim's Pride Corp. (a)              372,560


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
        1,083  Post Holdings, Inc. (a)        $        90,106
                                              ---------------
                                                    1,143,784
                                              ---------------
               GAS UTILITIES -- 2.3%
        4,516  National Fuel Gas Co.                  267,393
        2,117  New Jersey Resources Corp.              89,232
        3,612  ONE Gas, Inc.                          262,881
        2,460  South Jersey Industries, Inc.           83,566
        4,602  Southwest Gas Holdings, Inc.           368,620
        3,615  Spire, Inc.                            262,449
                                              ---------------
                                                    1,334,141
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 0.6%
          411  Chemed Corp.                            81,173
        4,177  MEDNAX, Inc. (a)                       196,235
        1,215  Molina Healthcare, Inc. (a)             81,162
                                              ---------------
                                                      358,570
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.3%
        2,654  Buffalo Wild Wings, Inc. (a)           285,305
        6,685  Cheesecake Factory (The), Inc.         318,072
        1,027  Cracker Barrel Old Country
                  Store, Inc.                         159,647
                                              ---------------
                                                      763,024
                                              ---------------
               HOUSEHOLD DURABLES -- 3.1%
       11,889  CalAtlantic Group, Inc.                417,304
        2,680  Helen of Troy Ltd. (a)                 270,010
           35  NVR, Inc. (a)                           91,365
       17,133  PulteGroup, Inc.                       418,388
        8,509  Toll Brothers, Inc.                    328,362
        3,591  Tupperware Brands Corp.                218,010
                                              ---------------
                                                    1,743,439
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.6%
       24,850  Calpine Corp. (a)                      357,343
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.3%
        1,762  Carlisle Cos., Inc.                    171,954
                                              ---------------
               INSURANCE -- 8.5%
        2,538  American Financial Group, Inc.         257,353
        2,165  American National Insurance Co.        257,635
       27,758  AmTrust Financial Services,
                  Inc.                                444,128
        5,059  Aspen Insurance Holdings Ltd.          246,879
        2,432  Assurant, Inc.                         256,017
       10,069  Assured Guaranty Ltd.                  453,206
        6,499  Axis Capital Holdings Ltd.             419,706
       20,128  CNO Financial Group, Inc.              460,529
        1,269  Enstar Group Ltd. (a)                  257,099
        7,523  First American Financial Corp.         364,189
       15,935  National General Holdings Corp.        337,981
       17,215  Old Republic International
                  Corp.                               337,758
        2,765  ProAssurance Corp.                     170,877
        2,418  RenaissanceRe Holdings Ltd.            355,228
        4,852  Validus Holdings Ltd.                  260,989
                                              ---------------
                                                    4,879,574
                                              ---------------


Page 86                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES -- 2.6%
        2,583  Booz Allen Hamilton Holding
                  Corp.                       $        88,597
        2,016  CACI International, Inc.,
                  Class A (a)                         252,202
        5,295  CSRA, Inc.                             172,670
        5,449  DST Systems, Inc.                      299,150
          962  Euronet Worldwide, Inc. (a)             92,939
        6,041  Genpact Ltd.                           175,189
        1,626  Leidos Holdings, Inc.                   86,893
        2,684  MAXIMUS, Inc.                          162,006
        5,701  Teradata Corp. (a)                     181,406
                                              ---------------
                                                    1,511,052
                                              ---------------
               LEISURE PRODUCTS -- 0.3%
        2,680  Brunswick Corp.                        151,715
                                              ---------------
               LIFE SCIENCES TOOLS &
                  SERVICES -- 0.1%
          831  Charles River Laboratories
                  International, Inc. (a)              81,604
                                              ---------------
               MACHINERY -- 3.1%
        2,494  AGCO Corp.                             179,917
        4,309  Barnes Group, Inc.                     259,316
        2,135  Colfax Corp. (a)                        88,133
        1,845  Donaldson Co., Inc.                     87,619
        6,276  ITT, Inc.                              257,316
        1,220  Oshkosh Corp.                           84,009
        3,635  Timken (The) Co.                       165,392
       14,994  Trinity Industries, Inc.               410,985
          659  WABCO Holdings, Inc. (a)                90,659
        2,487  Woodward, Inc.                         173,941
                                              ---------------
                                                    1,797,287
                                              ---------------
               MARINE -- 0.5%
        5,029  Kirby Corp. (a)                        306,266
                                              ---------------
               MEDIA -- 2.5%
        6,295  AMC Networks, Inc., Class A (a)        402,565
        8,655  Cinemark Holdings, Inc.                336,679
        3,187  John Wiley & Sons, Inc.,
                  Class A                             176,082
        6,135  News Corp., Class A                     87,792
       29,165  TEGNA, Inc.                            432,517
                                              ---------------
                                                    1,435,635
                                              ---------------
               METALS & MINING -- 2.8%
       12,872  Alcoa Corp.                            468,541
        5,148  Compass Minerals International,
                  Inc.                                355,469
        5,772  Reliance Steel & Aluminum Co.          417,662
        6,695  Worthington Industries, Inc.           339,236
                                              ---------------
                                                    1,580,908
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 3.2%
       19,741  AGNC Investment Corp.                  418,114
       22,558  Chimera Investment Corp.               424,542
       40,074  MFA Financial, Inc.                    340,228
       11,262  Starwood Property Trust, Inc.          248,215


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       42,408  Two Harbors Investment Corp.   $       419,415
                                              ---------------
                                                    1,850,514
                                              ---------------
               MULTILINE RETAIL -- 1.1%
       10,868  Kohl's Corp.                           449,392
        3,514  Nordstrom, Inc. (b)                    170,675
                                              ---------------
                                                      620,067
                                              ---------------
               MULTI-UTILITIES -- 2.3%
        7,919  Avista Corp.                           416,619
        1,246  Black Hills Corp.                       86,796
        9,943  NiSource, Inc.                         259,114
        5,510  NorthWestern Corp.                     318,423
        4,315  Vectren Corp.                          259,375
                                              ---------------
                                                    1,340,327
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.7%
        3,889  Antero Resources Corp. (a)              80,191
       16,397  Murphy Oil Corp.                       435,832
       18,880  PBF Energy, Inc., Class A (b)          429,897
       33,289  QEP Resources, Inc. (a)                285,287
        3,114  SemGroup Corp., Class A                 84,234
        6,558  World Fuel Services Corp.              212,086
                                              ---------------
                                                    1,527,527
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 1.4%
       10,939  Domtar Corp.                           427,277
       13,945  Louisiana-Pacific Corp. (a)            350,159
                                              ---------------
                                                      777,436
                                              ---------------
               PERSONAL PRODUCTS -- 0.4%
        1,106  Edgewell Personal Care Co. (a)          79,853
        2,675  Nu Skin Enterprises, Inc.,
                  Class A                             169,488
                                              ---------------
                                                      249,341
                                              ---------------
               PROFESSIONAL SERVICES -- 0.6%
        1,505  ManpowerGroup, Inc.                    161,261
        3,507  Robert Half International, Inc.        158,692
                                              ---------------
                                                      319,953
                                              ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.9%
        2,017  Jones Lang LaSalle, Inc.               256,603
        7,771  Realogy Holdings Corp.                 257,997
                                              ---------------
                                                      514,600
                                              ---------------
               ROAD & RAIL -- 2.1%
          921  AMERCO                                 357,864
        3,687  Genesee & Wyoming, Inc.,
                  Class A (a)                         240,245
        4,537  Knight Transportation, Inc.            161,744
          982  Landstar System, Inc.                   81,653
        4,671  Ryder System, Inc.                     339,862
                                              ---------------
                                                    1,181,368
                                              ---------------
               SPECIALTY RETAIL -- 7.6%
       34,877  American Eagle Outfitters, Inc.        412,944
        9,968  AutoNation, Inc. (a) (b)               422,444
       13,825  Bed Bath & Beyond, Inc.                413,367


                        See Notes to Financial Statements                Page 87

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
       10,551  Dick's Sporting Goods, Inc.    $       393,974
       19,448  GameStop Corp., Class A                421,827
       18,154  Michaels (The) Cos., Inc. (a)          365,621
        7,657  Penske Automotive Group, Inc.          333,386
       16,603  Sally Beauty Holdings, Inc. (a)        335,879
        6,645  Signet Jewelers Ltd. (b)               406,408
       22,669  Urban Outfitters, Inc. (a)             444,086
        8,665  Williams-Sonoma, Inc.                  402,316
                                              ---------------
                                                    4,352,252
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.8%
        2,835  Carter's, Inc.                         245,880
        4,343  Columbia Sportswear Co.                263,099
        2,203  PVH Corp.                              262,796
        8,547  Skechers U.S.A., Inc.,
                  Class A (a)                         240,085
                                              ---------------
                                                    1,011,860
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.0%
       37,524  MGIC Investment Corp. (a)              437,905
       19,205  New York Community Bancorp,
                  Inc.                                252,161
       25,704  Radian Group, Inc.                     447,764
                                              ---------------
                                                    1,137,830
                                              ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 1.6%
       11,249  Air Lease Corp.                        445,235
        3,431  Beacon Roofing Supply, Inc. (a)        157,586
        1,956  MSC Industrial Direct Co.,
                  Inc., Class A                       139,287
        2,934  WESCO International, Inc. (a)          150,368
                                              ---------------
                                                      892,476
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.1%
        1,073  Macquarie Infrastructure Corp.          81,344
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.8%
       15,144  Telephone & Data Systems, Inc.         430,544
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                        57,198,137
               (Cost $56,410,643)             ---------------

               MONEY MARKET FUNDS -- 0.5%
      303,783  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (c) (d)                       303,783
               (Cost $303,783)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.9%
$     244,229  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of $244,235.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.125%, due 06/30/21. The
                  value of the collateral
                  including accrued interest
                  is $249,360. (d)            $       244,229

      841,016  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of $841,039.
                  Collateralized by U.S.
                  Treasury Notes, interest
                  rates of 1.750% to 2.000%,
                  due 10/31/20 to 04/30/24.
                  The value of the collateral
                  including accrued interest
                  is $861,926. (d)                    841,016
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 1.9%                1,085,245
               (Cost $1,085,245)              ---------------

               TOTAL INVESTMENTS -- 102.4%         58,587,165
               (Cost $57,799,671) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.4)%            (1,386,037)
                                              ---------------
               NET ASSETS -- 100.0%           $    57,201,128
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,365,211 and the total value of the collateral held by the Fund is $1,390,349.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $58,691,691. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,137,127 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,241,653.


Page 88                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2017

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $   57,198,137   $         --   $         --
Money Market Funds         303,783             --             --
Repurchase
   Agreements                   --      1,085,245             --
                    --------------------------------------------
Total Investments   $   57,501,920   $  1,085,245   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,365,211
Non-cash Collateral(2)                             (1,365,211)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,085,245
Non-cash Collateral(4)                             (1,085,245)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 89

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.6%
       14,173  BWX Technologies, Inc.         $       746,634
        1,505  Curtiss-Wright Corp.                   145,112
        7,695  HEICO Corp.                            618,447
                                              ---------------
                                                    1,510,193
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.7%
       10,690  XPO Logistics, Inc. (a)                642,576
                                              ---------------
               AIRLINES -- 0.3%
        5,886  Hawaiian Holdings, Inc. (a)            243,680
                                              ---------------
               AUTO COMPONENTS -- 0.7%
       14,568  Gentex Corp.                           247,947
        4,048  LCI Industries                         432,124
                                              ---------------
                                                      680,071
                                              ---------------
               AUTOMOBILES -- 0.7%
        6,611  Thor Industries, Inc.                  696,469
                                              ---------------
               BANKS -- 8.4%
        9,061  BancorpSouth, Inc.                     272,283
        1,665  Bank of Hawaii Corp.                   139,310
        2,947  Bank of the Ozarks                     127,163
        4,928  BOK Financial Corp.                    419,225
        7,282  Cathay General Bancorp                 272,711
        2,432  Commerce Bancshares, Inc.              141,153
        2,477  Community Bank System, Inc.            135,987
        2,943  Cullen/Frost Bankers, Inc.             267,165
        6,161  CVB Financial Corp.                    132,708
        9,435  East West Bancorp, Inc.                537,606
        1,484  First Citizens BancShares,
                  Inc., Class A                       546,142
        6,252  First Financial Bankshares,
                  Inc.                                270,399
        7,932  First Horizon National Corp.           138,255
        7,548  Glacier Bancorp, Inc.                  263,576
        3,385  Great Western Bancorp, Inc.            132,049
       11,280  Hancock Holding Co.                    518,880
       10,545  Hilltop Holdings, Inc.                 263,941
        1,696  IBERIABANK Corp.                       137,122
        3,942  International Bancshares Corp.         139,547
       10,342  Investors Bancorp, Inc.                137,342
        3,138  MB Financial, Inc.                     128,344
       11,887  Sterling Bancorp                       274,590
       12,495  Synovus Financial Corp.                543,283
        3,571  Texas Capital Bancshares,
                  Inc. (a)                            279,788
        5,537  UMB Financial Corp.                    385,707
        7,938  Webster Financial Corp.                412,220
        8,426  Western Alliance Bancorp (a)           424,502
        7,231  Wintrust Financial Corp.               544,567
                                              ---------------
                                                    7,985,565
                                              ---------------
               BIOTECHNOLOGY -- 4.1%
        8,663  Alnylam Pharmaceuticals,
                  Inc. (a)                            716,776
        6,576  Bluebird Bio, Inc. (a)                 619,788
       28,052  Exelixis, Inc. (a)                     760,490
        2,283  Intercept Pharmaceuticals,
                  Inc. (a) (b)                        267,408
        5,737  Intrexon Corp. (a) (b)                 123,862


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BIOTECHNOLOGY (CONTINUED)
       10,866  Ionis Pharmaceuticals,
                  Inc. (a)                    $       569,378
        6,665  Kite Pharma, Inc. (a)                  722,553
        1,065  United Therapeutics Corp. (a)          136,746
                                              ---------------
                                                    3,917,001
                                              ---------------
               BUILDING PRODUCTS -- 1.7%
        7,360  A.O. Smith Corp.                       394,128
        6,814  Allegion PLC                           553,569
        3,009  Lennox International, Inc.             514,539
        4,762  USG Corp. (a)                          128,765
                                              ---------------
                                                    1,591,001
                                              ---------------
               CAPITAL MARKETS -- 4.1%
       54,661  BGC Partners, Inc., Class A            689,275
        3,024  CBOE Holdings, Inc.                    285,859
        8,761  Eaton Vance Corp.                      430,077
        7,840  Evercore Partners, Inc.,
                  Class A                             616,616
        1,663  FactSet Research Systems, Inc.         278,087
        2,748  MarketAxess Holdings, Inc.             557,542
        1,763  Morningstar, Inc.                      145,571
        5,368  MSCI, Inc.                             584,843
        5,139  SEI Investments Co.                    290,405
                                              ---------------
                                                    3,878,275
                                              ---------------
               CHEMICALS -- 3.3%
       14,576  Chemours (The) Co.                     693,963
        1,888  Minerals Technologies, Inc.            133,670
       18,254  Olin Corp.                             538,128
       43,591  Platform Specialty Products
                  Corp. (a)                           610,710
        1,544  Scotts Miracle-Gro (The) Co.           148,209
        3,431  Sensient Technologies Corp.            255,129
       10,057  Trinseo S.A.                           707,007
                                              ---------------
                                                    3,086,816
                                              ---------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 2.6%
       13,041  Copart, Inc. (a)                       410,661
       11,802  Healthcare Services Group, Inc.        616,655
        6,585  KAR Auction Services, Inc.             276,833
        6,810  MSA Safety, Inc.                       545,890
       13,578  Rollins, Inc.                          589,421
                                              ---------------
                                                    2,439,460
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.6%
        4,613  Arista Networks, Inc. (a)              688,675
       16,568  Ciena Corp. (a)                        426,626
       10,900  CommScope Holding Co.,
                  Inc. (a)                            400,902
       10,637  Finisar Corp. (a)                      289,539
        3,576  InterDigital, Inc.                     260,511
        7,976  Ubiquiti Networks, Inc. (a) (b)        434,692
                                              ---------------
                                                    2,500,945
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.2%
        4,630  Dycom Industries, Inc. (a)             419,478
       15,303  MasTec, Inc. (a)                       706,999
                                              ---------------
                                                    1,126,477
                                              ---------------


Page 90                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION MATERIALS -- 0.7%
        1,495  Eagle Materials, Inc.          $       140,680
       19,144  Summit Materials, Inc.,
                  Class A (a)                         544,455
                                              ---------------
                                                      685,135
                                              ---------------
               CONSUMER FINANCE -- 1.1%
        2,686  Credit Acceptance Corp. (a) (b)        669,082
       36,046  SLM Corp. (a)                          399,390
                                              ---------------
                                                    1,068,472
                                              ---------------
               CONTAINERS & PACKAGING -- 2.0%
       12,120  Berry Global Group, Inc. (a)           679,689
        9,909  Greif, Inc., Class A                   555,796
       28,884  Owens-Illinois, Inc. (a)               690,328
                                              ---------------
                                                    1,925,813
                                              ---------------
               DISTRIBUTORS -- 0.4%
        3,527  Pool Corp.                             381,339
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.3%
        5,370  Bright Horizons Family
                  Solutions, Inc. (a)                 424,283
        8,812  Grand Canyon Education,
                  Inc. (a)                            648,299
        3,527  ServiceMaster Global Holdings,
                  Inc. (a)                            155,047
                                              ---------------
                                                    1,227,629
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.3%
        8,943  Zayo Group Holdings, Inc. (a)          293,241
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 4.5%
        6,509  Cognex Corp.                           618,746
        3,071  Coherent, Inc. (a)                     813,815
        4,762  IPG Photonics Corp. (a)                726,872
        3,350  Littelfuse, Inc.                       603,603
        6,324  Universal Display Corp.                762,674
        6,874  Zebra Technologies Corp.,
                  Class A (a)                         699,223
                                              ---------------
                                                    4,224,933
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.4%
       12,244  American Homes 4 Rent,
                  Class A                             281,735
        7,882  Brandywine Realty Trust                132,496
        4,004  CoreSite Realty Corp.                  434,754
        3,945  Corporate Office Properties
                  Trust                               131,329
        7,435  CyrusOne, Inc.                         443,944
        5,171  DCT Industrial Trust, Inc.             291,334
        3,616  Douglas Emmett, Inc.                   138,348
        3,201  Equity LifeStyle Properties,
                  Inc.                                279,447
        7,336  Gaming and Leisure Properties,
                  Inc.                                278,328
        1,839  Kilroy Realty Corp.                    127,645


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        3,756  Lamar Advertising Co.,
                  Class A                     $       265,061
        1,745  National Health Investors, Inc.        134,801
        6,861  Physicians Realty Trust                127,752
        2,087  PS Business Parks, Inc.                280,618
       14,409  Rayonier, Inc.                         418,870
        6,476  Ryman Hospitality Properties,
                  Inc.                                405,333
       12,082  Starwood Waypoint Homes                422,387
        4,727  Sun Communities, Inc.                  420,750
        5,496  Uniti Group, Inc.                      140,698
                                              ---------------
                                                    5,155,630
                                              ---------------
               FOOD PRODUCTS -- 0.3%
        3,881  B&G Foods, Inc.                        140,686
        6,058  Blue Buffalo Pet Products,
                  Inc. (a)                            135,518
                                              ---------------
                                                      276,204
                                              ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 5.8%
        3,858  ABIOMED, Inc. (a)                      571,331
        4,603  Align Technology, Inc. (a)             769,760
        3,547  Cantel Medical Corp.                   263,187
        1,889  DexCom, Inc. (a)                       125,826
        8,678  Hill-Rom Holdings, Inc.                646,685
       10,139  Integra LifeSciences Holdings
                  Corp. (a)                           503,503
        4,547  Masimo Corp. (a)                       430,146
        3,999  Neogen Corp. (a)                       263,414
        1,857  Nevro Corp. (a)                        159,814
        7,186  NuVasive, Inc. (a)                     472,767
        1,995  Teleflex, Inc.                         413,404
        4,386  West Pharmaceutical Services,
                  Inc.                                389,038
       20,107  Wright Medical Group N.V. (a)          528,211
                                              ---------------
                                                    5,537,086
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.0%
       13,865  HealthEquity, Inc. (a)                 635,988
       14,276  HealthSouth Corp.                      607,587
        3,848  WellCare Health Plans, Inc. (a)        681,057
                                              ---------------
                                                    1,924,632
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 2.4%
        3,932  athenahealth, Inc. (a)                 543,874
        7,441  Cotiviti Holdings, Inc. (a)            320,335
        8,834  Medidata Solutions, Inc. (a)           678,540
       11,268  Veeva Systems, Inc.,
                  Class A (a)                         718,448
                                              ---------------
                                                    2,261,197
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.6%
        6,453  Choice Hotels International,
                  Inc.                                417,187
        2,508  Dunkin' Brands Group, Inc.             132,999
       25,134  ILG, Inc.                              666,302
        2,806  Jack in the Box, Inc.                  260,285
        1,925  Papa John's International, Inc.        137,310
        2,318  Six Flags Entertainment Corp.          131,825


                        See Notes to Financial Statements                Page 91

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       10,848  Texas Roadhouse, Inc.          $       513,110
        2,726  Vail Resorts, Inc.                     574,532
       35,637  Wendy's (The) Co.                      550,235
                                              ---------------
                                                    3,383,785
                                              ---------------
               HOUSEHOLD DURABLES -- 0.7%
        5,262  Leggett & Platt, Inc.                  253,523
        7,764  Tempur Sealy International,
                  Inc. (a) (b)                        447,750
                                              ---------------
                                                      701,273
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.4%
        2,878  Energizer Holdings, Inc.               132,589
       15,605  HRG Group, Inc. (a)                    258,575
                                              ---------------
                                                      391,164
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.4%
        7,064  Ormat Technologies, Inc.               418,895
                                              ---------------
               INSURANCE -- 0.8%
        6,416  Brown & Brown, Inc.                    286,153
        5,473  Primerica, Inc.                        443,587
                                              ---------------
                                                      729,740
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 3.5%
        5,848  Cimpress N.V. (a) (b)                  516,028
        2,097  CoStar Group, Inc. (a)                 577,828
       15,847  GrubHub, Inc. (a)                      731,022
        4,872  j2 Global, Inc.                        412,317
        2,645  LogMeIn, Inc.                          308,010
        4,603  Yelp, Inc. (a)                         149,736
       14,097  Zillow Group, Inc., Class C (a)        636,621
                                              ---------------
                                                    3,331,562
                                              ---------------
               IT SERVICES -- 4.3%
        6,749  Black Knight Financial
                  Services, Inc., Class A (a)         286,832
       12,741  CoreLogic, Inc. (a)                    580,353
        8,217  EPAM Systems, Inc. (a)                 706,087
       37,962  First Data Corp., Class A (a)          708,371
        2,661  Jack Henry & Associates, Inc.          285,578
       12,695  Sabre Corp.                            280,940
        1,990  Science Applications
                  International Corp.                 140,116
       29,451  Square, Inc., Class A (a)              776,034
        2,651  WEX, Inc. (a)                          288,111
                                              ---------------
                                                    4,052,422
                                              ---------------
               LIFE SCIENCES TOOLS &
                  SERVICES -- 1.7%
        2,351  Bio-Techne Corp.                       272,504
       11,810  INC Research Holdings, Inc.,
                  Class A (a)                         649,550
        9,210  PRA Health Sciences, Inc. (a)          685,224
                                              ---------------
                                                    1,607,278
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY -- 3.1%
       11,051  Allison Transmission Holdings,
                  Inc.                        $       417,728
        7,049  John Bean Technologies Corp.           651,327
       14,770  Kennametal, Inc.                       545,013
        1,137  Middleby (The) Corp. (a)               148,583
        3,417  Nordson Corp.                          433,959
        7,976  Toro (The) Co.                         567,014
        7,330  Welbilt, Inc. (a)                      142,862
                                              ---------------
                                                    2,906,486
                                              ---------------
               MEDIA -- 1.4%
          583  Cable One, Inc.                        443,021
       19,825  Live Nation Entertainment,
                  Inc. (a)                            738,878
        2,024  Scripps Networks Interactive,
                  Inc., Class A                       176,918
                                              ---------------
                                                    1,358,817
                                              ---------------
               METALS & MINING -- 0.8%
       21,033  AK Steel Holding Corp. (a)             119,047
       54,189  Hecla Mining Co.                       293,162
        3,536  Royal Gold, Inc.                       306,430
                                              ---------------
                                                      718,639
                                              ---------------
               MORTGAGE REAL ESTATE
                  INVESTMENT TRUSTS -- 0.5%
        4,373  Blackstone Mortgage Trust,
                  Inc., Class A                       134,995
       17,761  New Residential Investment
                  Corp.                               301,937
                                              ---------------
                                                      436,932
                                              ---------------
               PHARMACEUTICALS -- 0.4%
        2,667  Jazz Pharmaceuticals PLC (a)           409,678
                                              ---------------
               PROFESSIONAL SERVICES -- 0.8%
       15,953  TransUnion (a)                         731,126
                                              ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.4%
        3,375  Howard Hughes (The) Corp. (a)          424,609
                                              ---------------
               ROAD & RAIL -- 0.6%
        5,804  Old Dominion Freight Line, Inc.        556,662
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 5.9%
        4,449  Cavium, Inc. (a)                       275,571
       11,016  Cirrus Logic, Inc. (a)                 676,823
       30,370  Cypress Semiconductor Corp.            431,254
       25,182  Entegris, Inc. (a)                     657,250
       16,073  Integrated Device Technology,
                  Inc. (a)                            420,148
        9,910  MACOM Technology Solutions
                  Holdings, Inc. (a)                  600,051
        5,906  Microsemi Corp. (a)                    307,584
       10,266  MKS Instruments, Inc.                  858,751
        4,299  Monolithic Power Systems, Inc.         439,874
       39,368  ON Semiconductor Corp. (a)             588,552
        4,043  Silicon Laboratories, Inc. (a)         303,629
                                              ---------------
                                                    5,559,487
                                              ---------------


Page 92                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE -- 10.0%
        2,501  Aspen Technology, Inc. (a)     $       142,232
        6,446  Blackbaud, Inc.                        595,224
       16,503  Cadence Design Systems,
                  Inc. (a)                            608,961
        5,029  Ellie Mae, Inc. (a)                    438,629
        2,974  Fair Isaac Corp.                       423,944
       11,072  Fortinet, Inc. (a)                     408,667
        6,033  Guidewire Software, Inc. (a)           435,341
       10,100  Paycom Software, Inc. (a)              707,909
       11,841  Pegasystems, Inc.                      715,788
        7,958  Proofpoint, Inc. (a)                   678,340
        7,521  PTC, Inc. (a)                          415,084
       15,374  RealPage, Inc. (a)                     595,742
        4,858  Splunk, Inc. (a)                       291,529
       17,988  SS&C Technologies Holdings,
                  Inc.                                697,215
       11,276  Tableau Software, Inc.,
                  Class A (a)                         726,738
        9,416  Take-Two Interactive Software,
                  Inc. (a)                            748,384
        2,359  Tyler Technologies, Inc. (a)           405,300
        1,973  Ultimate Software Group (The),
                  Inc. (a)                            445,326
                                              ---------------
                                                    9,480,353
                                              ---------------
               SPECIALTY RETAIL -- 0.6%
        6,009  Burlington Stores, Inc. (a)            522,963
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.4%
       10,150  NCR Corp. (a)                          384,177
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.8%
       14,881  Essent Group Ltd. (a)                  571,728
        4,162  Washington Federal, Inc.               139,219
                                              ---------------
                                                      710,947
                                              ---------------
               TOBACCO -- 0.1%
        6,481  Vector Group Ltd.                      130,463
                                              ---------------
               TRADING COMPANIES &
                 DISTRIBUTORS -- 0.5%
       14,196  Univar, Inc. (a)                       440,644
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                         94,647,942
               (Cost $82,375,787)             ---------------

               MONEY MARKET FUNDS -- 0.4%
      392,775  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (c) (d)                       392,775
               (Cost $392,775)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.5%
$     315,774  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of $315,783.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.125%, due 06/30/21. The
                  value of the collateral
                  including accrued interest
                  is $322,408. (d)            $       315,774

    1,087,387  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $1,087,417. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $1,114,422. (d)       1,087,387
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 1.5%                1,403,161
               (Cost $1,403,161)              ---------------

               TOTAL INVESTMENTS -- 101.8%         96,443,878
               (Cost $84,171,723) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.8)%            (1,743,491)
                                              ---------------
               NET ASSETS -- 100.0%           $    94,700,387
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,728,081 and the total value of the collateral held by the Fund is $1,797,645.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $84,378,495. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,992,546 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $927,163.


                        See Notes to Financial Statements                Page 93

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2017

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $   94,647,942   $         --   $         --
Money Market Funds         392,775             --             --
Repurchase
   Agreements                   --      1,403,161             --
                    --------------------------------------------
Total Investments   $   95,040,717   $  1,403,161   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,728,081
Non-cash Collateral(2)                             (1,728,081)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,403,161
Non-cash Collateral(4)                             (1,403,161)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 94                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.7%
        9,033  AAR Corp.                      $       337,834
        3,223  Moog, Inc., Class A (a)                239,534
        2,437  Triumph Group, Inc.                     62,387
       36,175  Wesco Aircraft Holdings,
                  Inc. (a)                            392,499
                                              ---------------
                                                    1,032,254
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 1.1%
        7,527  Atlas Air Worldwide Holdings,
                  Inc. (a)                            447,104
        6,025  Hub Group, Inc., Class A (a)           205,151
                                              ---------------
                                                      652,255
                                              ---------------
               AUTO COMPONENTS -- 2.6%
       25,160  American Axle & Manufacturing
                  Holdings, Inc. (a)                  370,858
       10,873  Cooper Tire & Rubber Co.               397,408
        3,113  Cooper-Standard Holdings,
                  Inc. (a)                            318,335
        8,093  Gentherm, Inc. (a)                     270,711
        4,425  Standard Motor Products, Inc.          222,932
                                              ---------------
                                                    1,580,244
                                              ---------------
               AUTOMOBILES -- 0.4%
        6,602  Winnebago Industries, Inc.             242,954
                                              ---------------
               BANKS -- 1.0%
        1,760  Community Trust Bancorp, Inc.           76,032
       54,232  First BanCorp (a)                      317,799
        2,191  TriCo Bancshares                        80,848
        4,882  Trustmark Corp.                        156,029
                                              ---------------
                                                      630,708
                                              ---------------
               BEVERAGES -- 0.4%
        1,748  Boston Beer (The) Co., Inc.,
                  Class A (a)                         274,086
                                              ---------------
               BIOTECHNOLOGY -- 0.4%
        6,814  Emergent BioSolutions, Inc. (a)        247,825
                                              ---------------
               BUILDING PRODUCTS -- 1.3%
        3,832  Advanced Drainage Systems,
                  Inc.                                 78,747
        3,413  Armstrong World Industries,
                  Inc. (a)                            165,701
        5,286  Simpson Manufacturing Co.,
                  Inc.                                234,117
        3,596  Universal Forest Products, Inc.        301,525
                                              ---------------
                                                      780,090
                                              ---------------
               CAPITAL MARKETS -- 1.3%
       19,528  Greenhill & Co., Inc.                  361,268
       20,791  Waddell & Reed Financial, Inc.,
                  Class A                             429,750
                                              ---------------
                                                      791,018
                                              ---------------
               CHEMICALS -- 1.3%
        5,100  Calgon Carbon Corp.                     81,600
        7,162  Innophos Holdings, Inc.                299,157
        3,525  Innospec, Inc.                         219,960
        2,651  Stepan Co.                             217,832
                                              ---------------
                                                      818,549
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 4.2%
       26,953  ACCO Brands Corp. (a)          $       314,002
       10,329  Herman Miller, Inc.                    347,829
        3,938  HNI Corp.                              148,659
        3,919  Interface, Inc.                         74,265
       15,661  Knoll, Inc.                            303,197
        9,067  McGrath RentCorp                       322,151
        5,260  Mobile Mini, Inc.                      162,008
       22,429  Steelcase, Inc., Class A               306,156
        3,285  Team, Inc. (a)                          47,140
        1,642  UniFirst Corp.                         233,574
        6,645  Viad Corp.                             355,840
                                              ---------------
                                                    2,614,821
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.0%
        7,603  ADTRAN, Inc.                           178,290
        5,173  EchoStar Corp., Class A (a)            314,156
        1,472  Plantronics, Inc.                       66,505
        7,314  Viavi Solutions, Inc. (a)               80,235
                                              ---------------
                                                      639,186
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.8%
       17,939  Aegion Corp. (a)                       429,460
        4,231  Comfort Systems USA, Inc.              140,892
        1,597  Granite Construction, Inc.              78,285
        3,088  Primoris Services Corp.                 76,953
       13,653  Tutor Perini Corp. (a)                 363,170
                                              ---------------
                                                    1,088,760
                                              ---------------
               CONSUMER FINANCE -- 1.6%
        5,755  Encore Capital Group, Inc. (a)         230,775
        2,693  FirstCash, Inc.                        156,598
        8,349  Nelnet, Inc., Class A                  409,852
        4,143  PRA Group, Inc. (a)                    162,406
                                              ---------------
                                                      959,631
                                              ---------------
               DISTRIBUTORS -- 0.1%
        2,329  Core-Mark Holding Co., Inc.             85,404
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.0%
       10,343  Adtalem Global Education, Inc.         336,147
       12,894  K12, Inc. (a)                          228,353
        2,305  Weight Watchers International,
                  Inc. (a)                             82,565
                                              ---------------
                                                      647,065
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.8%
        2,294  ATN International, Inc.                133,052
       35,520  Iridium Communications,
                  Inc. (a) (b)                        353,424
                                              ---------------
                                                      486,476
                                              ---------------
               ELECTRIC UTILITIES -- 0.8%
        4,469  El Paso Electric Co.                   231,941
        1,197  MGE Energy, Inc.                        79,661
        3,965  Otter Tail Corp.                       160,384
                                              ---------------
                                                      471,986
                                              ---------------


                        See Notes to Financial Statements                Page 95

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 0.9%
        6,963  Atkore International Group,
                  Inc. (a)                    $       144,970
        2,814  AZZ, Inc.                              142,670
        5,412  Encore Wire Corp.                      241,375
                                              ---------------
                                                      529,015
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.6%
        1,932  Badger Meter, Inc.                      87,423
        9,722  Benchmark Electronics, Inc. (a)        327,145
        2,119  ePlus, Inc. (a)                        171,427
        5,779  Insight Enterprises, Inc. (a)          234,165
        4,552  Knowles Corp. (a)                       68,963
        5,608  Methode Electronics, Inc.              222,918
        1,487  MTS Systems Corp.                       78,365
        1,025  OSI Systems, Inc. (a)                   81,969
        5,973  Plexus Corp. (a)                       320,213
          709  Rogers Corp. (a)                        83,641
        7,792  ScanSource, Inc. (a)                   308,563
       13,919  Vishay Intertechnology, Inc.           248,454
                                              ---------------
                                                    2,233,246
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.0%
       27,544  Archrock, Inc.                         301,607
        3,218  Dril-Quip, Inc. (a)                    143,523
       13,656  Helix Energy Solutions Group,
                  Inc. (a)                             89,310
        2,837  Oil States International,
                  Inc. (a)                             70,499
                                              ---------------
                                                      604,939
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.9%
       46,561  CBL & Associates Properties,
                  Inc. (b)                            409,271
       16,040  Chesapeake Lodging Trust               404,689
       28,676  DiamondRock Hospitality Co.            334,936
       20,854  Franklin Street Properties
                  Corp.                               220,427
       17,150  Government Properties Income
                  Trust                               304,070
       21,205  Hersha Hospitality Trust               397,806
        3,365  Parkway, Inc.                           77,429
        4,870  Pebblebrook Hotel Trust                163,973
       30,427  Ramco-Gershenson Properties
                  Trust                               428,716
        8,496  Tier REIT, Inc.                        157,006
       37,515  Washington Prime Group, Inc.           338,385
       20,263  Xenia Hotels & Resorts, Inc.           411,744
                                              ---------------
                                                    3,648,452
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 3.5%
        9,195  Andersons (The), Inc.                  316,768
        2,811  Performance Food Group Co. (a)          80,957
       34,507  Smart & Final Stores, Inc. (a)         296,760
       15,120  SpartanNash Co.                        419,429
       70,231  SUPERVALU, Inc. (a)                    251,427


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               FOOD & STAPLES RETAILING
                  (CONTINUED)
       10,695  United Natural Foods, Inc. (a) $       412,078
        8,056  Weis Markets, Inc.                     381,129
                                              ---------------
                                                    2,158,548
                                              ---------------
               FOOD PRODUCTS -- 2.0%
       24,936  Darling Ingredients, Inc. (a)          405,709
       13,591  Dean Foods Co.                         203,865
          583  J&J Snack Foods Corp.                   76,606
        3,394  Sanderson Farms, Inc. (b)              443,765
        2,210  Tootsie Roll Industries,
                  Inc. (b)                             82,212
                                              ---------------
                                                    1,212,157
                                              ---------------
               GAS UTILITIES -- 0.5%
        1,027  Chesapeake Utilities Corp.              79,336
        3,861  Northwest Natural Gas Co.              243,629
                                              ---------------
                                                      322,965
                                              ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 0.5%
        2,323  Globus Medical, Inc.,
                  Class A (a)                          71,432
        1,961  Halyard Health, Inc. (a)                78,872
        1,781  Integer Holdings Corp. (a)              81,570
        2,065  Natus Medical, Inc. (a)                 72,688
                                              ---------------
                                                      304,562
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.3%
       10,608  Diplomat Pharmacy, Inc. (a)            168,349
        7,212  Ensign Group (The), Inc.               161,332
        1,133  LHC Group, Inc. (a)                     65,601
        5,846  LifePoint Health, Inc. (a)             347,252
        4,307  Magellan Health, Inc. (a)              321,087
        4,477  National HealthCare Corp.              291,766
        7,178  Owens & Minor, Inc.                    231,347
        6,419  Premier, Inc., Class A (a)             224,023
       10,228  Select Medical Holdings
                  Corp. (a)                           165,694
        3,982  Tenet Healthcare Corp. (a) (b)          69,088
                                              ---------------
                                                    2,045,539
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.9%
          393  Biglari Holdings, Inc. (a)             147,108
        8,430  BJ's Restaurants, Inc. (a)             297,579
        3,628  Bloomin' Brands, Inc.                   63,236
       12,656  Boyd Gaming Corp.                      317,159
        2,360  Dave & Buster's Entertainment,
                  Inc. (a)                            146,580
        5,245  DineEquity, Inc.                       215,779
        2,793  Hyatt Hotels Corp., Class A (a)        155,207
       10,453  International Speedway Corp.,
                  Class A                             374,218
        4,735  SeaWorld Entertainment,
                  Inc. (b)                             72,824
                                              ---------------
                                                    1,789,690
                                              ---------------
               HOUSEHOLD DURABLES -- 2.6%
          593  Cavco Industries, Inc. (a)              77,327
        9,639  KB Home                                220,926
        7,111  La-Z-Boy, Inc.                         240,352
        6,540  M.D.C. Holdings, Inc.                  224,257


Page 96                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES (CONTINUED)
        9,301  Meritage Homes Corp. (a)       $       379,016
        1,452  TopBuild Corp. (a)                      76,636
       29,757  TRI Pointe Group, Inc. (a)             395,768
                                              ---------------
                                                    1,614,282
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.4%
       27,940  Dynegy, Inc. (a)                       250,901
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.1%
        2,313  Raven Industries, Inc.                  79,567
                                              ---------------
               INSURANCE -- 6.2%
       18,098  Ambac Financial Group, Inc. (a)        369,742
        8,792  American Equity Investment
                  Life Holding Co.                    235,450
        2,756  AMERISAFE, Inc.                        159,159
        6,477  Argo Group International
                  Holdings Ltd.                       388,296
        5,462  Employers Holdings, Inc.               236,778
        2,553  FBL Financial Group, Inc.,
                  Class A                             173,349
        2,037  Horace Mann Educators Corp.             75,165
        1,671  Infinity Property & Casualty
                  Corp.                               167,183
        3,951  James River Group Holdings
                  Ltd.                                158,672
        1,996  Kemper Corp.                            78,343
       14,144  Maiden Holdings Ltd.                   156,998
          983  National Western Life Group,
                  Inc., Class A                       330,868
        2,860  Navigators Group (The), Inc.           163,020
        3,383  Safety Insurance Group, Inc.           240,024
        3,137  Selective Insurance Group, Inc.        158,889
        5,092  Stewart Information Services
                  Corp.                               200,116
       28,238  Third Point Reinsurance
                  Ltd. (a)                            410,863
        3,563  United Fire Group, Inc.                160,763
                                              ---------------
                                                    3,863,678
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.8%
        4,921  HSN, Inc.                              195,117
       27,069  Liberty TripAdvisor Holdings,
                  Inc., Class A (a)                   318,061
                                              ---------------
                                                      513,178
                                              ---------------
               IT SERVICES -- 1.5%
       16,507  Convergys Corp.                        395,673
        5,584  ManTech International Corp.,
                  Class A                             221,796
        9,365  Sykes Enterprises, Inc. (a)            318,410
                                              ---------------
                                                      935,879
                                              ---------------
               LEISURE PRODUCTS -- 1.5%
       14,169  American Outdoor Brands
                  Corp. (a) (b)                       292,873
       30,712  Callaway Golf Co.                      390,964


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               LEISURE PRODUCTS (CONTINUED)
        3,718  Sturm Ruger & Co., Inc. (b)    $       214,157
                                              ---------------
                                                      897,994
                                              ---------------
               MACHINERY -- 5.6%
        3,131  Actuant Corp., Class A                  75,770
        1,729  Alamo Group, Inc.                      160,814
        1,442  Albany International Corp.,
                  Class A                              77,147
       10,248  American Railcar Industries,
                  Inc. (b)                            376,819
       16,287  Briggs & Stratton Corp.                381,442
        4,520  Chart Industries, Inc. (a)             153,680
        9,044  Federal Signal Corp.                   167,314
        3,793  Franklin Electric Co., Inc.            153,237
        6,164  Gorman-Rupp (The) Co.                  186,276
        8,486  Greenbrier (The) Cos., Inc. (b)        381,870
        4,349  Hillenbrand, Inc.                      156,564
       18,905  Meritor, Inc. (a)                      326,678
        5,156  Mueller Industries, Inc.               162,414
        1,145  Proto Labs, Inc. (a)                    84,616
        3,313  Rexnord Corp. (a)                       76,729
        1,044  Tennant Co.                             78,874
       14,286  Wabash National Corp.                  272,577
        2,484  Watts Water Technologies, Inc.,
                  Class A                             159,970
                                              ---------------
                                                    3,432,791
                                              ---------------
               MARINE -- 0.3%
        7,691  Matson, Inc.                           216,886
                                              ---------------
               MEDIA -- 2.4%
       12,974  E.W. Scripps (The) Co.,
                  Class A (a)                         254,939
       36,010  Gannett Co., Inc.                      323,010
        3,887  Meredith Corp.                         231,082
       29,117  New Media Investment Group,
                  Inc.                                405,891
        5,301  Scholastic Corp.                       219,621
        5,367  Time, Inc.                              75,406
                                              ---------------
                                                    1,509,949
                                              ---------------
               METALS & MINING -- 1.6%
        8,389  Carpenter Technology Corp.             339,167
       11,892  Commercial Metals Co.                  221,191
        4,434  Kaiser Aluminum Corp.                  431,384
                                              ---------------
                                                      991,742
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 2.5%
       21,159  Apollo Commercial Real Estate
                  Finance, Inc.                       381,497
       22,154  Capstead Mortgage Corp.                216,666
       23,491  Invesco Mortgage Capital, Inc.         390,656
       11,708  Ladder Capital Corp.                   154,077
       21,460  PennyMac Mortgage Investment
                  Trust                               377,696
                                              ---------------
                                                    1,520,592
                                              ---------------
               MULTILINE RETAIL -- 1.9%
        6,501  Big Lots, Inc.                         322,905
        6,804  Dillard's, Inc., Class A (b)           502,271


                        See Notes to Financial Statements                Page 97

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTILINE RETAIL (CONTINUED)
       67,527  JC Penney Co., Inc. (a) (b)    $       365,321
                                              ---------------
                                                    1,190,497
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.8%
        7,216  CVR Energy, Inc. (b)                   136,455
       19,100  Green Plains, Inc.                     377,225
                                              ---------------
                                                      513,680
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 2.1%
        7,601  Boise Cascade Co. (a)                  230,690
        6,716  Clearwater Paper Corp. (a)             330,092
        1,957  Neenah Paper, Inc.                     156,364
       11,825  P.H. Glatfelter Co.                    242,058
        8,434  Schweitzer-Mauduit
                  International, Inc.                 324,034
                                              ---------------
                                                    1,283,238
                                              ---------------
               PERSONAL PRODUCTS -- 0.4%
        2,102  Inter Parfums, Inc.                     81,558
        2,449  USANA Health Sciences,
                  Inc. (a)                            139,838
                                              ---------------
                                                      221,396
                                              ---------------
               PROFESSIONAL SERVICES -- 2.7%
        3,048  Advisory Board (The) Co. (a)           171,298
        8,983  FTI Consulting, Inc. (a)               294,732
        7,268  Huron Consulting Group,
                  Inc. (a)                            258,014
        6,667  ICF International, Inc. (a)            301,682
        6,691  Korn/Ferry International               223,814
       19,863  Navigant Consulting, Inc. (a)          336,280
        1,421  On Assignment, Inc. (a)                 69,984
                                              ---------------
                                                    1,655,804
                                              ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.4%
        4,043  Kennedy-Wilson Holdings, Inc.           81,264
        5,956  Marcus & Millichap, Inc. (a)           152,474
                                              ---------------
                                                      233,738
                                              ---------------
               ROAD & RAIL -- 2.1%
       19,054  ArcBest Corp.                          529,701
       11,098  Heartland Express, Inc.                234,501
        4,504  Saia, Inc. (a)                         244,793
       10,699  Werner Enterprises, Inc.               317,225
                                              ---------------
                                                    1,326,220
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.4%
        9,616  Diodes, Inc. (a)                       255,113
                                              ---------------
               SOFTWARE -- 0.3%
        8,418  TiVo Corp.                             164,993
                                              ---------------
               SPECIALTY RETAIL -- 8.7%
        8,072  Aaron's, Inc.                          373,572
        5,553  Asbury Automotive Group,
                  Inc. (a)                            299,862
       22,049  Buckle (The), Inc. (b)                 377,038
       11,303  Caleres, Inc.                          308,346


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       41,668  Chico's FAS, Inc.              $       381,262
        2,263  Children's Place (The), Inc.           239,086
       22,175  DSW, Inc., Class A                     400,037
       58,149  Express, Inc. (a)                      352,383
       11,578  Genesco, Inc. (a)                      371,654
        6,199  Group 1 Automotive, Inc.               369,151
       24,571  Guess?, Inc.                           320,897
        3,332  Lithia Motors, Inc., Class A           344,029
        5,534  Monro Muffler Brake, Inc.              257,884
        2,118  Murphy USA, Inc. (a)                   160,396
       69,593  Office Depot, Inc.                     408,511
       20,064  Party City Holdco, Inc. (a)            279,893
        4,424  Select Comfort Corp. (a)               149,575
                                              ---------------
                                                    5,393,576
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.4%
        9,374  Super Micro Computer, Inc. (a)         251,692
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.7%
       37,923  Fossil Group, Inc. (a)                 426,634
        9,261  G-III Apparel Group Ltd. (a)           241,064
        3,697  Oxford Industries, Inc.                233,391
        3,930  Steven Madden Ltd. (a)                 161,130
                                              ---------------
                                                    1,062,219
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.8%
        3,930  Dime Community Bancshares,
                  Inc.                                 81,744
        7,497  Flagstar Bancorp, Inc. (a)             244,102
       17,551  Nationstar Mortgage Holdings,
                  Inc. (a)                            312,934
        4,934  Northwest Bancshares, Inc.              79,438
       18,416  Oritani Financial Corp.                305,706
        9,938  TrustCo Bank Corp. NY                   82,485
                                              ---------------
                                                    1,106,409
                                              ---------------
               TOBACCO -- 0.1%
        1,190  Universal Corp.                         76,101
                                              ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 3.0%
       18,046  Aircastle Ltd.                         424,803
        2,659  Applied Industrial
                  Technologies, Inc.                  150,233
        7,185  BMC Stock Holdings, Inc. (a)           158,070
        6,107  GATX Corp.                             377,596
        3,149  Kaman Corp.                            160,977
        8,445  Rush Enterprises, Inc.,
                  Class A (a)                         364,233
        5,134  Veritiv Corp. (a)                      190,728
                                              ---------------
                                                    1,826,640
                                              ---------------
               WATER UTILITIES -- 0.1%
        1,625  American States Water Co.               80,356
                                              ---------------


Page 98                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.6%
       10,241  United States Cellular
                  Corp. (a)                   $       387,929
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                         61,749,465
               (Cost $62,540,244)             ---------------

               MONEY MARKET FUNDS -- 0.9%
      552,356  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (c) (d)                       552,356
               (Cost $552,356)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 3.2%
$     444,071  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of $444,082.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.125%, due 06/30/21. The
                  value of the collateral
                  including accrued interest
                  is $453,400. (d)                    444,071

    1,529,183  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $1,529,226. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $1,567,203. (d)       1,529,183
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 3.2%                1,973,254
               (Cost $1,973,254)              ---------------

               TOTAL INVESTMENTS -- 104.0%         64,275,075
               (Cost $65,065,854) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (4.0)%            (2,472,721)
                                              ---------------
               NET ASSETS -- 100.0%           $    61,802,354
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,436,296 and the total value of the collateral held by the Fund is $2,528,013.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $65,933,060. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,046,842 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,704,827.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $   61,749,465   $         --   $         --
Money Market Funds         552,356             --             --
Repurchase
   Agreements                   --      1,973,254             --
                    --------------------------------------------
Total Investments   $   62,301,821   $  1,973,254   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Financial Statements                Page 99

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2017

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     2,436,296
Non-cash Collateral(2)                             (2,436,296)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,973,254
Non-cash Collateral(4)                             (1,973,254)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 100                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.4%
       14,186  Aerojet Rocketdyne Holdings,
                  Inc. (a)                    $       332,662
       17,276  Axon Enterprise, Inc. (a) (b)          424,817
       10,390  Engility Holdings, Inc. (a)            303,076
       14,024  Mercury Systems, Inc. (a)              615,794
                                              ---------------
                                                    1,676,349
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.7%
       33,875  Air Transport Services Group,
                  Inc. (a)                            825,195
                                              ---------------
               AIRLINES -- 0.4%
       12,372  SkyWest, Inc.                          451,578
                                              ---------------
               AUTO COMPONENTS -- 1.0%
        5,245  Dorman Products, Inc. (a)              409,529
       20,722  Fox Factory Holding Corp. (a)          796,761
                                              ---------------
                                                    1,206,290
                                              ---------------
               BANKS -- 11.4%
        9,059  1st Source Corp.                       444,797
       12,245  Ameris Bancorp                         560,821
        4,496  BancFirst Corp.                        479,948
       10,444  Banner Corp.                           603,350
        8,396  Berkshire Hills Bancorp, Inc.          311,911
        9,430  Boston Private Financial
                  Holdings, Inc.                      144,751
        9,915  Brookline Bancorp, Inc.                147,238
       11,871  CenterState Banks, Inc.                296,656
       13,801  Central Pacific Financial Corp.        426,865
        4,481  City Holding Co.                       294,088
        3,635  Columbia Banking System, Inc.          144,818
        6,420  ConnectOne Bancorp, Inc.               144,450
        5,118  Customers Bancorp, Inc. (a)            152,772
        4,663  Eagle Bancorp, Inc. (a)                291,204
        3,548  Enterprise Financial Services
                  Corp.                               140,323
        6,180  FCB Financial Holdings, Inc.,
                  Class A (a)                         291,387
       10,066  First Busey Corp.                      294,330
       11,416  First Commonwealth Financial
                  Corp.                               148,751
       10,655  First Financial Bancorp                272,768
       10,818  First Merchants Corp.                  437,480
        6,264  Heartland Financial USA, Inc.          295,034
       11,201  Horizon Bancorp                        295,370
        2,171  Independent Bank Corp.                 154,901
        2,435  Independent Bank Group, Inc.           146,952
       23,040  Lakeland Bancorp, Inc.                 445,824
        9,467  Lakeland Financial Corp.               435,482
        7,739  LegacyTexas Financial Group,
                  Inc.                                299,654
        8,807  MainSource Financial Group,
                  Inc.                                307,717
       13,118  National Bank Holdings Corp.,
                  Class A                             447,717
        3,917  NBT Bancorp, Inc.                      141,560
        8,393  Old National Bancorp                   136,806
       11,769  Pacific Premier Bancorp,
                  Inc. (a)                            422,507


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
        9,927  Renasant Corp.                 $       420,806
        8,229  S&T Bancorp, Inc.                      311,715
        7,258  Sandy Spring Bancorp, Inc.             290,610
       18,019  Seacoast Banking Corp. of
                  Florida (a)                         421,104
       11,772  ServisFirst Bancshares, Inc.           427,795
        4,144  Southside Bancshares, Inc.             143,921
       10,880  State Bank Financial Corp.             298,656
        3,721  Stock Yards Bancorp, Inc.              133,398
        4,699  TowneBank                              147,079
        8,705  Union Bankshares Corp.                 268,898
       15,621  United Community Banks, Inc.           433,639
        5,723  Washington Trust Bancorp, Inc.         311,617
        3,661  WesBanco, Inc.                         139,960
                                              ---------------
                                                   13,307,430
                                              ---------------
               BEVERAGES -- 0.6%
        6,308  National Beverage Corp.                644,173
                                              ---------------
               BIOTECHNOLOGY -- 7.8%
        7,867  AMAG Pharmaceuticals, Inc. (a)         154,587
       51,889  Array BioPharma, Inc. (a)              389,686
       14,561  Blueprint Medicines Corp. (a)          761,977
        7,483  Eagle Pharmaceuticals,
                  Inc. (a) (b)                        367,789
       20,860  Exact Sciences Corp. (a)               809,368
       18,274  FibroGen, Inc. (a)                     624,057
       13,341  Genomic Health, Inc. (a)               425,578
       11,291  Halozyme Therapeutics, Inc. (a)        143,170
       31,261  Ironwood Pharmaceuticals,
                  Inc. (a)                            554,883
       19,746  Juno Therapeutics, Inc. (a) (b)        561,379
        8,802  Lexicon Pharmaceuticals,
                  Inc. (a) (b)                        143,473
        3,579  Ligand Pharmaceuticals,
                  Inc. (a)                            432,737
       49,281  MiMedx Group, Inc. (a) (b)             737,244
       34,923  Momenta Pharmaceuticals,
                  Inc. (a)                            577,976
       13,135  Portola Pharmaceuticals,
                  Inc. (a)                            810,429
        2,677  Prothena Corp. PLC (a) (b)             165,331
       14,241  Repligen Corp. (a)                     573,485
       17,509  Sarepta Therapeutics, Inc. (a)         675,497
        2,422  Spark Therapeutics, Inc. (a)           171,962
                                              ---------------
                                                    9,080,608
                                              ---------------
               BUILDING PRODUCTS -- 3.8%
       11,784  AAON, Inc.                             398,299
        6,177  American Woodmark Corp. (a)            606,273
        7,639  Apogee Enterprises, Inc.               397,915
       48,158  Builders FirstSource, Inc. (a)         754,636
       12,665  Continental Building Products,
                  Inc. (a)                            278,630
        6,596  Griffon Corp.                          135,218
       26,004  NCI Building Systems, Inc. (a)         468,072
        8,102  Patrick Industries, Inc. (a)           616,562
       16,440  Ply Gem Holdings, Inc. (a)             287,700
        6,419  Trex Co., Inc. (a)                     482,773
                                              ---------------
                                                    4,426,078
                                              ---------------


                        See Notes to Financial Statements               Page 101

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CAPITAL MARKETS -- 0.5%
        7,278  Cohen & Steers, Inc.           $       294,031
        8,061  Financial Engines, Inc.                309,946
                                              ---------------
                                                      603,977
                                              ---------------
               CHEMICALS -- 2.7%
        9,223  A. Schulman, Inc.                      242,565
        5,531  Chase Corp.                            597,624
       40,336  Ferro Corp. (a)                        776,065
        4,746  GCP Applied Technologies,
                  Inc. (a)                            143,804
       21,421  Kraton Corp. (a)                       796,861
        4,065  Quaker Chemical Corp.                  576,702
                                              ---------------
                                                    3,133,621
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.5%
       11,013  Brink's (The) Co.                      860,666
        7,235  Multi-Color Corp.                      582,417
        5,842  US Ecology, Inc.                       303,200
                                              ---------------
                                                    1,746,283
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.2%
        3,490  Acacia Communications,
                  Inc. (a) (b)                        152,757
       12,934  Lumentum Holdings, Inc. (a)            809,669
       46,499  Oclaro, Inc. (a) (b)                   454,760
                                              ---------------
                                                    1,417,186
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.4%
        7,240  Argan, Inc.                            466,618
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.4%
        5,075  Capella Education Co.                  348,653
       13,746  Sotheby's (a)                          777,886
        6,333  Strayer Education, Inc.                497,900
                                              ---------------
                                                    1,624,439
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.7%
        7,403  Cincinnati Bell, Inc. (a)              138,066
        3,609  Cogent Communications
                  Holdings, Inc.                      150,676
      277,091  Globalstar, Inc. (a) (b)               512,618
                                              ---------------
                                                      801,360
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.1%
        8,856  General Cable Corp.                    170,921
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.3%
       13,837  Fabrinet (a)                           622,803
       17,208  II-VI, Inc. (a)                        655,625
        8,711  Itron, Inc. (a)                        635,903
       42,496  TTM Technologies, Inc. (a)             738,581
                                              ---------------
                                                    2,652,912
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.7%
       16,266  Exterran Corp. (a)             $       450,406
       60,574  McDermott International,
                  Inc. (a)                            410,086
                                              ---------------
                                                      860,492
                                              ---------------
               EQUITY REAL ESTATE
                  INVESTMENT TRUSTS -- 3.9%
       31,836  CareTrust REIT, Inc.                   580,689
        3,523  EastGroup Properties, Inc.             307,135
       23,506  Four Corners Property Trust,
                  Inc.                                596,582
       24,508  iStar, Inc. (a)                        292,871
        2,817  LTC Properties, Inc.                   145,470
        9,618  Monmouth Real Estate
                  Investment Corp.                    148,213
       29,362  New Senior Investment Group,
                  Inc.                                305,071
        2,766  QTS Realty Trust, Inc., Class A        147,898
       15,828  Rexford Industrial Realty, Inc.        451,415
        6,006  Sabra Health Care REIT, Inc.           139,339
        3,453  Seritage Growth Properties,
                  Class A (b)                         161,497
        5,244  STAG Industrial, Inc.                  143,109
       23,287  Summit Hotel Properties, Inc.          417,536
        8,767  Terreno Realty Corp.                   303,513
        5,460  Universal Health Realty Income
                  Trust                               423,041
                                              ---------------
                                                    4,563,379
                                              ---------------
               FOOD PRODUCTS -- 0.5%
        8,546  Calavo Growers, Inc.                   632,831
                                              ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 4.8%
        2,728  Abaxis, Inc.                           128,216
          916  Atrion Corp.                           579,095
       18,312  Cardiovascular Systems,
                  Inc. (a)                            577,744
        7,118  Glaukos Corp. (a)                      286,001
        3,421  ICU Medical, Inc. (a)                  588,070
        7,732  Inogen, Inc. (a)                       729,746
       11,504  Insulet Corp. (a)                      578,766
       24,229  K2M Group Holdings, Inc. (a)           589,492
       19,337  Merit Medical Systems, Inc. (a)        792,817
        5,774  NxStage Medical, Inc. (a)              135,978
        6,726  Penumbra, Inc. (a)                     549,178
                                              ---------------
                                                    5,535,103
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.6%
       11,747  Amedisys, Inc. (a)                     556,338
       11,120  AMN Healthcare Services,
                  Inc. (a)                            410,328
       32,427  Surgery Partners, Inc. (a)             643,676
       21,260  Teladoc, Inc. (a)                      697,328
       18,515  Tivity Health, Inc. (a)                734,120
                                              ---------------
                                                    3,041,790
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.8%
       29,103  Evolent Health, Inc.,
                  Class A (a)                         718,844
        7,824  HMS Holdings Corp. (a)                 157,106
                                              ---------------
                                                      875,950
                                              ---------------


Page 102                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  -- 6.4%
       32,653  Belmond Ltd., Class A (a)      $       426,122
       61,481  Caesars Entertainment
                  Corp. (a) (b)                       759,290
        3,221  Churchill Downs, Inc.                  602,488
       25,073  Denny's Corp. (a)                      284,829
       29,404  La Quinta Holdings, Inc. (a)           438,414
        6,264  Marriott Vacations Worldwide
                  Corp.                               731,948
       34,476  Penn National Gaming, Inc. (a)         695,036
       37,335  Pinnacle Entertainment,
                  Inc. (a)                            709,365
       12,645  Planet Fitness, Inc., Class A          286,536
       25,063  Red Rock Resorts, Inc., Class A        599,006
       28,266  Scientific Games Corp.,
                  Class A (a)                       1,047,255
        8,460  Shake Shack, Inc.,
                  Class A (a) (b)                     279,265
       11,141  Sonic Corp.                            263,596
        9,550  Wingstop, Inc. (a)                     286,595
                                              ---------------
                                                    7,409,745
                                              ---------------
               HOUSEHOLD DURABLES -- 1.4%
       13,932  Installed Building Products,
                  Inc. (a)                            749,541
        8,768  iRobot Corp. (a)                       925,112
                                              ---------------
                                                    1,674,653
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.4%
        9,831  Central Garden & Pet Co.,
                  Class A (a)                         302,401
        1,312  WD-40 Co.                              139,925
                                              ---------------
                                                      442,326
                                              ---------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.5%
       16,765  NRG Yield, Inc., Class C               311,829
       12,377  Pattern Energy Group, Inc.             310,663
                                              ---------------
                                                      622,492
                                              ---------------
               INSURANCE -- 0.5%
       15,352  MBIA, Inc. (a)                         156,130
       17,233  Universal Insurance Holdings,
                  Inc.                                411,007
                                              ---------------
                                                      567,137
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 2.2%
       49,185  Etsy, Inc. (a)                         706,788
       14,173  Nutrisystem, Inc.                      790,145
        6,215  Shutterfly, Inc. (a)                   304,783
        9,596  Wayfair, Inc., Class A (a) (b)         732,655
                                              ---------------
                                                    2,534,371
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 8.8%
       15,723  2U, Inc. (a)                           813,665
       19,607  Alarm.com Holdings, Inc. (a)           745,654
       16,238  Benefitfocus, Inc. (a)                 580,509


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INTERNET SOFTWARE & SERVICES
                  (CONTINUED)
       40,447  Box, Inc., Class A (a)         $       762,426
       52,013  Endurance International Group
                  Holdings, Inc. (a)                  481,120
       14,903  Envestnet, Inc. (a)                    581,962
       34,281  Five9, Inc. (a)                        756,239
       23,308  GTT Communications, Inc. (a)           712,059
       17,154  New Relic, Inc. (a)                    805,552
       15,972  Q2 Holdings, Inc. (a)                  621,311
       25,662  Quotient Technology, Inc. (a)          297,679
        6,696  Shutterstock, Inc. (a)                 282,170
        4,628  SPS Commerce, Inc. (a)                 267,498
        4,762  Stamps.com, Inc. (a)                   705,252
       37,018  TrueCar, Inc. (a) (b)                  700,751
       29,160  Web.com Group, Inc. (a)                640,062
        7,403  WebMD Health Corp. (a)                 490,449
                                              ---------------
                                                   10,244,358
                                              ---------------
               IT SERVICES -- 1.0%
        5,573  Acxiom Corp. (a)                       150,304
        3,566  CSG Systems International, Inc.        147,454
       25,103  EVERTEC, Inc.                          448,089
        7,813  ExlService Holdings, Inc. (a)          449,638
                                              ---------------
                                                    1,195,485
                                              ---------------
               LIFE SCIENCES TOOLS &
                  SERVICES -- 1.0%
       26,976  Accelerate Diagnostics,
                  Inc. (a) (b)                        708,120
        7,268  Cambrex Corp. (a)                      443,348
                                              ---------------
                                                    1,151,468
                                              ---------------
               MACHINERY -- 3.2%
        2,606  Astec Industries, Inc.                 131,004
        6,084  EnPro Industries, Inc.                 468,590
        9,895  ESCO Technologies, Inc.                610,521
       45,825  Harsco Corp. (a)                       707,996
        5,707  Lydall, Inc. (a)                       282,496
       16,558  Navistar International
                  Corp. (a)                           509,490
        4,267  RBC Bearings, Inc. (a)                 440,952
       16,005  SPX FLOW, Inc. (a)                     567,537
                                              ---------------
                                                    3,718,586
                                              ---------------
               MEDIA -- 0.5%
       13,145  MSG Networks, Inc., Class A (a)        281,303
        8,968  Sinclair Broadcast Group, Inc.,
                  Class A                             323,296
                                              ---------------
                                                      604,599
                                              ---------------
               METALS & MINING -- 1.2%
       25,534  Allegheny Technologies, Inc. (b)       483,614
       47,352  Century Aluminum Co. (a)               794,567
       16,872  Coeur Mining, Inc. (a)                 139,700
                                              ---------------
                                                    1,417,881
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.4%
        6,328  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.        147,126
       17,320  Redwood Trust, Inc.                    299,116
                                              ---------------
                                                      446,242
                                              ---------------


                        See Notes to Financial Statements               Page 103

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTILINE RETAIL -- 0.7%
       17,320  Ollie's Bargain Outlet
                  Holdings, Inc. (a)          $       774,204
                                              ---------------
               PAPER & FOREST PRODUCTS
                  -- 0.4%
       21,052  KapStone Paper and Packaging
                  Corp.                               481,249
                                              ---------------
               PERSONAL PRODUCTS -- 0.1%
        6,109  Revlon, Inc., Class A (a)              119,431
                                              ---------------
               PHARMACEUTICALS -- 1.7%
       62,522  Corcept Therapeutics, Inc. (a)         779,649
       23,054  Innoviva, Inc. (a)                     316,301
       17,116  Supernus Pharmaceuticals,
                  Inc. (a)                            692,342
        7,405  Theravance Biopharma
                  Inc. (a) (b)                        237,923
                                              ---------------
                                                    2,026,215
                                              ---------------
               PROFESSIONAL SERVICES -- 0.9%
        4,155  Insperity, Inc.                        313,702
       22,536  TriNet Group, Inc. (a)                 788,760
                                              ---------------
                                                    1,102,462
                                              ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.7%
       16,975  HFF, Inc., Class A                     623,322
        2,583  RE/MAX Holdings, Inc.,
                  Class A                             150,201
                                              ---------------
                                                      773,523
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.3%
        9,123  Advanced Energy Industries,
                  Inc. (a)                            661,874
       60,411  Amkor Technology, Inc. (a)             626,462
       27,213  Brooks Automation, Inc.                668,351
        7,993  Cabot Microelectronics Corp.           592,681
       47,596  FormFactor, Inc. (a)                   623,508
       15,574  MaxLinear, Inc. (a)                    408,039
        8,096  Power Integrations, Inc.               571,982
       16,509  Semtech Corp. (a)                      653,756
        5,200  Veeco Instruments, Inc. (a)            160,160
                                              ---------------
                                                    4,966,813
                                              ---------------
               SOFTWARE -- 5.7%
        9,950  8x8, Inc. (a)                          126,365
       25,596  Barracuda Networks, Inc. (a)           575,142
       10,088  BroadSoft, Inc. (a)                    444,376
       17,946  Callidus Software, Inc. (a)            436,088
       28,554  FireEye, Inc. (a)                      417,745
        7,499  Gigamon, Inc. (a)                      298,085
        8,978  HubSpot, Inc. (a)                      649,558
        9,075  Imperva, Inc. (a)                      408,829
          757  MicroStrategy, Inc.,
                  Class A (a)                         101,824
       13,065  Paylocity Holding Corp. (a)            594,066
        9,553  Progress Software Corp.                305,792
       10,643  Qualys, Inc. (a)                       427,316
       20,183  RingCentral, Inc., Class A (a)         702,368
       19,834  Varonis Systems, Inc. (a)              738,817


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
       15,635  Zendesk, Inc. (a)              $       458,418
                                              ---------------
                                                    6,684,789
                                              ---------------
               SPECIALTY RETAIL -- 0.8%
       11,954  Five Below, Inc. (a)                   577,498
       21,033  Tile Shop Holdings, Inc.               307,082
                                              ---------------
                                                      884,580
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.9%
       31,562  3D Systems Corp. (a) (b)               530,242
       46,074  Pure Storage, Inc., Class A (a)        556,113
                                              ---------------
                                                    1,086,355
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 3.2%
        9,652  Beneficial Bancorp, Inc.               150,571
       12,440  BofI Holding, Inc. (a) (b)             346,703
        4,283  LendingTree, Inc. (a)                  944,830
        8,567  Meridian Bancorp, Inc.                 151,207
        6,633  Meta Financial Group, Inc.             472,933
        8,443  Northfield Bancorp, Inc.               141,758
        5,338  OceanFirst Financial Corp.             144,553
        8,676  United Financial Bancorp, Inc.         156,949
       15,109  Walker & Dunlop, Inc. (a)              759,227
        9,578  WSFS Financial Corp.                   432,447
                                              ---------------
                                                    3,701,178
                                              ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 1.5%
        5,152  GMS, Inc. (a)                          154,663
       14,171  SiteOne Landscape Supply,
                  Inc. (a)                            743,977
       22,063  Triton International Ltd.              795,592
                                              ---------------
                                                    1,694,232
                                              ---------------
               WATER UTILITIES -- 0.3%
        6,000  SJW Group                              317,220
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        116,386,157
               (Cost $103,623,202)            ---------------

               MONEY MARKET FUNDS -- 1.1%
    1,288,742  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.90% (c) (d)                     1,288,742
               (Cost $1,288,742)              ---------------


Page 104                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2017

PRINCIPAL
VALUE          DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 4.0%
$   1,036,094  JPMorgan Chase & Co.,
                  0.94% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $1,036,121. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.125%, due
                  06/30/21. The value of the
                  collateral including accrued
                  interest is $1,057,861. (d) $     1,036,094

    3,567,847  RBC Capital Markets LLC,
                  1.02% (c), dated 07/31/17,
                  due 08/01/17, with a
                  maturity value of
                  $3,567,948. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 1.750% to
                  2.000%, due 10/31/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $3,656,555. (d)       3,567,847
                                              ---------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 4.0%                4,603,941
               (Cost $4,603,941)              ---------------

               TOTAL INVESTMENTS -- 105.0%        122,278,840
               (Cost $109,515,885) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (5.0)%            (5,795,980)
                                              ---------------
               NET ASSETS -- 100.0%           $   116,482,860
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $5,737,724 and the total value of the collateral held by the Fund is $5,898,290.

(c)   Interest rate shown reflects yield as of July 31, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $110,200,728. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,892,902 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,814,790.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $  116,386,157   $         --   $         --
Money Market Funds       1,288,742             --             --
Repurchase
   Agreements                   --      4,603,941             --
                    --------------------------------------------
Total Investments   $  117,674,899   $  4,603,941   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Financial Statements               Page 105

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2017

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     5,737,724
Non-cash Collateral(2)                             (5,737,724)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2017, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     4,603,941
Non-cash Collateral(4)                             (4,603,941)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2017, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 106                See Notes to Financial Statements

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 4.4%
        2,021  Boeing (The) Co.               $       490,012
          505  General Dynamics Corp.                  99,147
          818  United Technologies Corp.               96,990
                                              ---------------
                                                      686,149
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 3.1%
        2,298  FedEx Corp.                            478,053
                                              ---------------
               AUTOMOBILES -- 6.2%
       14,298  General Motors Co.                     514,442
        1,381  Tesla, Inc. (a)                        446,712
                                              ---------------
                                                      961,154
                                              ---------------
               BANKS -- 2.6%
        4,117  Bank of America Corp.                   99,302
        4,481  Citigroup, Inc.                        306,724
                                              ---------------
                                                      406,026
                                              ---------------
               BIOTECHNOLOGY -- 10.7%
        1,377  AbbVie, Inc.                            96,266
        2,320  Amgen, Inc.                            404,863
        1,105  Biogen, Inc. (a)                       319,997
        7,056  Gilead Sciences, Inc.                  536,891
          610  Regeneron Pharmaceuticals,
                  Inc. (a)                            299,888
                                              ---------------
                                                    1,657,905
                                              ---------------
               CAPITAL MARKETS -- 4.0%
        1,350  Goldman Sachs Group (The),
                  Inc.                                304,195
        6,724  Morgan Stanley                         315,356
                                              ---------------
                                                      619,551
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.6%
       12,765  Cisco Systems, Inc.                    401,459
                                              ---------------
               CONSUMER FINANCE -- 0.6%
        1,185  American Express Co.                   100,998
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.3%
        1,179  Berkshire Hathaway, Inc.,
                  Class B (a)                         206,290
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 3.3%
       13,237  AT&T, Inc.                             516,243
                                              ---------------
               ELECTRIC UTILITIES -- 2.7%
        1,194  Duke Energy Corp.                      101,633
        2,138  NextEra Energy, Inc.                   312,341
                                              ---------------
                                                      413,974
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 0.7%
          755  American Tower Corp.                   102,929
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 4.6%
        3,725  CVS Health Corp.                       297,739
        5,279  Wal-Mart Stores, Inc.                  422,267
                                              ---------------
                                                      720,006
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 6.6%
        3,289  Aetna, Inc.                    $       507,526
        2,694  UnitedHealth Group, Inc.               516,736
                                              ---------------
                                                    1,024,262
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.7%
          652  McDonald's Corp.                       101,151
                                              ---------------
               INSURANCE -- 1.3%
        1,375  Chubb Ltd.                             201,382
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 5.6%
          413  Amazon.com, Inc. (a)                   407,953
        1,337  Netflix, Inc. (a)                      242,880
          106  Priceline Group (The), Inc. (a)        215,021
                                              ---------------
                                                      865,854
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 4.1%
          323  Alphabet, Inc., Class A (a)            305,397
        1,985  Facebook, Inc., Class A (a)            335,961
                                              ---------------
                                                      641,358
                                              ---------------
               IT SERVICES -- 4.0%
        1,299  International Business Machines
                  Corp.                               187,927
        7,444  PayPal Holdings, Inc. (a)              435,846
                                              ---------------
                                                      623,773
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.9%
        1,717  Thermo Fisher Scientific, Inc.         301,385
                                              ---------------
               MACHINERY -- 1.4%
        1,859  Caterpillar, Inc.                      211,833
                                              ---------------
               MEDIA -- 5.7%
        1,186  Charter Communications, Inc.,
                  Class A (a)                         464,805
        5,133  Comcast Corp., Class A                 207,630
        1,880  Walt Disney (The) Co.                  206,668
                                              ---------------
                                                      879,103
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.4%
        3,830  Chevron Corp.                          418,198
        2,272  ConocoPhillips                         103,080
                                              ---------------
                                                      521,278
                                              ---------------
               PHARMACEUTICALS -- 3.3%
        2,055  Allergan PLC                           518,538
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 8.3%
       14,803  Intel Corp.                            525,062
        3,454  NVIDIA Corp.                           561,310
        3,618  QUALCOMM, Inc.                         192,441
                                              ---------------
                                                    1,278,813
                                              ---------------
               SOFTWARE -- 2.7%
        2,824  Adobe Systems, Inc. (a)                413,688
                                              ---------------


                        See Notes to Financial Statements               Page 107

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

JULY 31, 2017

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL -- 1.3%
        1,303  Home Depot (The), Inc.         $       194,929
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.7%
          694  Apple, Inc.                            103,219
                                              ---------------
               TOBACCO -- 2.2%
        5,365  Altria Group, Inc.                     348,564
                                              ---------------

               TOTAL INVESTMENTS -- 100.0%         15,499,867
               (Cost $14,430,233) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                (3,778)
                                              ---------------
               NET ASSETS -- 100.0%           $    15,496,089
                                              ===============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $14,633,913. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,080,398 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $214,444.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1         LEVEL 2        LEVEL 3
                    --------------------------------------------
Common Stocks*      $   15,499,867   $         --   $         --
                    ============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


Page 108                See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2017

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $  1,565,115,537    $    714,569,099    $    514,966,978
Cash................................................................          1,701,148                  --                  --
Cash collateral received from securities on loan....................             11,590              15,489              21,707
Receivables:
      Investment securities sold....................................                 --                  --                  --
      Dividends.....................................................            877,291             201,348             204,148
      Securities lending income.....................................             11,218              21,883              29,629
Prepaid expenses....................................................              9,125               7,082               6,588
                                                                       ----------------    ----------------    ----------------
      Total Assets..................................................      1,567,725,909         714,814,901         515,229,050
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................                 --                  --               8,742
Payables:
      Capital shares redeemed.......................................                 --                  --                  --
      Investment advisory fees......................................            664,046             297,603             208,820
      Collateral for securities on loan.............................         12,193,276          16,295,174          22,836,975
      Licensing fees................................................            133,496              59,099              41,145
      Printing fees.................................................             70,306              40,313              31,798
      Audit and tax fees............................................             30,470              30,470              30,470
      Trustees' fees................................................                752                 680                 665
Other liabilities...................................................            186,446              96,844              73,261
                                                                       ----------------    ----------------    ----------------
      Total Liabilities.............................................         13,278,792          16,820,183          23,231,876
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $  1,554,447,117    $    697,994,718    $    491,997,174
                                                                       ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $  1,604,793,871    $    803,474,796    $    607,067,904
Par value...........................................................            287,500             116,500              87,500
Accumulated net investment income (loss)............................            762,792             604,457            (206,406)
Accumulated net realized gain (loss) on investments.................       (227,317,214)       (180,725,051)       (164,809,342)
Net unrealized appreciation (depreciation) on investments...........        175,920,168          74,524,016          49,857,518
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $  1,554,447,117    $    697,994,718    $    491,997,174
                                                                       ================    ================    ================
NET ASSET VALUE, per share..........................................   $          54.07    $          59.91    $          56.23
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................         28,750,002          11,650,002           8,750,002
                                                                       ================    ================    ================
Investments, at cost................................................   $  1,389,195,369    $    640,045,083    $    465,109,460
                                                                       ================    ================    ================
Securities on loan, at value........................................   $     11,855,646    $     15,867,249    $     22,146,235
                                                                       ================    ================    ================


Page 110                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE     MULTI CAP GROWTH     MID CAP VALUE       MID CAP GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FTA)               (FTC)               (FAB)               (FAD)               (FNK)               (FNY)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$  1,063,831,935     $   653,884,600    $    112,814,688    $    105,752,687    $     58,587,165    $     96,443,878
              --             729,700                  --                  --               6,070             101,793
           6,620               3,257               1,738               1,762               1,321               1,709

              --                  --                  --                  --                  --           1,758,603
         858,813             217,115              76,271              23,774              28,195               6,061
             876               8,614               1,716               2,802               1,925               3,188
           7,503               7,001               5,727               5,685                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
   1,064,705,747         654,850,287         112,900,140         105,786,710          58,624,676          98,315,232
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              --                  --                  --                  --                  --                  --

              --                  --                  --                  --                  --           1,759,816
         445,264             277,191              47,046              42,137              33,199              57,384
       6,964,569           3,426,154           1,829,042           1,853,084           1,390,349           1,797,645
          87,255              53,980               9,387               8,337                  --                  --
          48,870              30,099               6,852               5,911                  --                  --
          30,470              30,470              30,470              30,470                  --                  --
             704                 677                 639                 638                  --                  --
         131,215              83,206              17,694              16,690                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       7,708,347           3,901,777           1,941,130           1,957,267           1,423,548           3,614,845
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,056,997,400    $    650,948,510    $    110,959,010    $    103,829,443    $     57,201,128    $     94,700,387
================    ================    ================    ================    ================    ================


$  1,194,403,278    $    662,830,312    $    141,748,135    $    112,435,267    $     71,278,735    $    105,599,069
         207,500             116,500              21,000              17,500              17,000              27,000
         906,544              90,737              65,264                  --              80,652                  --
    (224,151,591)        (96,842,875)        (38,870,419)        (23,554,349)        (14,962,753)        (23,197,837)
      85,631,669          84,753,836           7,995,030          14,931,025             787,494          12,272,155
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,056,997,400    $    650,948,510    $    110,959,010    $    103,829,443    $     57,201,128    $     94,700,387
================    ================    ================    ================    ================    ================
$          50.94    $          55.88    $          52.84    $          59.33    $          33.65    $          35.07
================    ================    ================    ================    ================    ================

      20,750,002          11,650,002           2,100,002           1,750,002           1,700,002           2,700,002
================    ================    ================    ================    ================    ================
$    978,200,266    $    569,130,764    $    104,819,658    $     90,821,662    $     57,799,671    $     84,171,723
================    ================    ================    ================    ================    ================
$      6,823,811    $      3,373,930    $      1,781,775    $      1,808,592    $      1,365,211    $      1,728,081
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JULY 31, 2017

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       SMALL CAP VALUE     SMALL CAP GROWTH        MEGA CAP
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FYT)               (FYC)               (FMK)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $     64,275,075    $    122,278,840    $     15,499,867
Cash................................................................             47,817             133,128                  --
Cash collateral received from securities on loan....................              2,403               5,607                  --
Receivables:
      Investment securities sold....................................                 --           1,951,254                  --
      Dividends.....................................................             39,621              24,103              13,817
      Securities lending income.....................................              2,540               8,382                  --
Prepaid expenses....................................................                 --                  --                  --
                                                                       ----------------    ----------------    ----------------
      Total Assets..................................................         64,367,456         124,401,314          15,513,684
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................                 --                  --               8,309
Payables:
      Capital shares redeemed.......................................                 --           1,953,140                  --
      Investment advisory fees......................................             37,089              67,024               9,286
      Collateral for securities on loan.............................          2,528,013           5,898,290                  --
      Licensing fees................................................                 --                  --                  --
      Printing fees.................................................                 --                  --                  --
      Audit and tax fees............................................                 --                  --                  --
      Trustees' fees................................................                 --                  --                  --
Other liabilities...................................................                 --                  --                  --
                                                                       ----------------    ----------------    ----------------
      Total Liabilities.............................................         2,565,102           7,918,454               17,595
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $     61,802,354    $    116,482,860    $     15,496,089
                                                                       ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $     87,499,240    $    127,012,642    $     18,505,107
Par value...........................................................             18,000              30,000               5,000
Accumulated net investment income (loss)............................            (29,753)                 --              13,108
Accumulated net realized gain (loss) on investments.................        (24,894,354)        (23,322,737)         (4,096,760)
Net unrealized appreciation (depreciation) on investments...........           (790,779)         12,762,955           1,069,634
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $     61,802,354    $    116,482,860    $     15,496,089
                                                                       ================    ================    ================
NET ASSET VALUE, per share..........................................   $          34.33    $          38.83    $          30.99
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................          1,800,002           3,000,002             500,002
                                                                       ================    ================    ================
Investments, at cost................................................   $     65,065,854    $    109,515,885    $     14,430,233
                                                                       ================    ================    ================
Securities on loan, at value........................................   $      2,436,296    $      5,737,724    $             --
                                                                       ================    ================    ================


Page 112                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2017

                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                          LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FEX)               (FNX)               (FYX)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends.............................................................   $     27,078,443    $     11,052,181    $      6,492,636
Securities lending income (net of fees)...............................            118,293             155,489             450,427
Interest..............................................................                120                 723                 572
Foreign tax withholding...............................................                 --             (5,310)                (256)
                                                                         ----------------    ----------------    ----------------
      Total investment income.........................................         27,196,856          11,203,083           6,943,379
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees..............................................          7,469,921           3,449,336           2,451,175
Accounting and administration fees....................................            689,046             339,186             236,599
Licensing fees........................................................            430,761             203,465             146,919
Custodian fees........................................................            186,156             127,251             109,642
Printing fees.........................................................            144,871              79,062              62,780
Legal fees............................................................             77,462              36,413              26,185
Transfer agent fees...................................................             62,428              34,544              24,547
Audit and tax fees....................................................             25,525              25,525              25,525
Trustees' fees and expenses...........................................             10,332               8,976               8,617
Listing fees..........................................................              9,347               6,984               5,942
Expenses previously waived or reimbursed..............................                 --                  --                  --
Other expenses........................................................             40,102              20,511              14,874
                                                                         ----------------    ----------------    ----------------
      Total expenses..................................................          9,145,951           4,331,253           3,112,805
                                                                         ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)..........................................         18,050,905           6,871,830           3,830,574
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................        (31,926,493)        (19,542,625)        (12,191,504)
      In-kind redemptions.............................................        175,855,819          76,442,910          77,877,544
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)..............................................        143,929,326          56,900,285          65,686,040
                                                                         ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments...         64,917,092          26,719,552              69,883
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...............................        208,846,418          83,619,837          65,755,923
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS....................................................   $    226,897,323    $     90,491,667    $     69,586,497
                                                                         ================    ================    ================


                        See Notes to Financial Statements               Page 113

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED JULY 31, 2017

                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                         LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FTA)               (FTC)               (FAB)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends.............................................................   $     21,213,644    $      7,618,058    $      2,318,849
Securities lending income (net of fees)...............................             19,289              89,409              26,191
Interest..............................................................                774                  --                 155
Foreign tax withholding...............................................                 --                  --                (491)
                                                                         ----------------    ----------------    ----------------
      Total investment income.........................................         21,233,707           7,707,467           2,344,704
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees..............................................          4,715,801           3,081,886             553,533
Accounting and administration fees....................................            466,172             304,775              38,861
Licensing fees........................................................            274,161             182,316              38,968
Custodian fees........................................................            123,184              81,929              31,081
Printing fees.........................................................             99,240              58,502              13,038
Legal fees............................................................             48,360              31,251               5,758
Transfer agent fees...................................................             46,944              30,858               5,544
Audit and tax fees....................................................             25,525              25,525              25,525
Trustees' fees and expenses...........................................              9,431               8,836               7,930
Listing fees..........................................................              6,703               6,976               8,819
Expenses previously waived or reimbursed..............................                 --                  --                  --
Other expenses........................................................             24,458              18,659               6,545
                                                                         ----------------    ----------------    ----------------
      Total expenses..................................................          5,839,979           3,831,513             735,602
                                                                         ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)..........................................         15,393,728           3,875,954           1,609,102
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.....................................................        (39,285,841)         (8,815,640)           (699,683)
      In-kind redemptions.............................................        154,537,330          39,949,019          14,136,702
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)..............................................        115,251,489          31,133,379          13,437,019
                                                                         ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments...         58,877,537          18,327,961           3,958,208
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...............................        174,129,026          49,461,340          17,395,227
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS....................................................   $    189,522,754    $     53,337,294    $     19,004,329
                                                                         ================    ================    ================

(a) Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial Statements).


Page 114                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
   MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP          FIRST TRUST
     GROWTH              VALUE               GROWTH              VALUE               GROWTH             MEGA CAP
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FAD)               (FNK)               (FNY)               (FYT)               (FYC)               (FMK)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        997,218    $      1,143,650    $      1,064,686    $      1,437,870    $        673,057    $        320,997
          22,643              10,885              26,045              78,021              53,289                  --
              65                  --                  --                  77                  --                  --
              --                (878)                 --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       1,019,926           1,153,657           1,090,731           1,515,968             726,346             320,997
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         449,626             402,346 (a)         645,329 (a)         552,067 (a)         619,913 (a)         107,839 (a)
          33,091                  --                  --                  --                  --                  --
          32,919                  --                  --                  --                  --                  --
          29,322                  --                  --                  --                  --                  --
          10,858                  --                  --                  --                  --                  --
           4,494                  --                  --                  --                  --                  --
           4,502                  --                  --                  --                  --                  --
          25,525                  --                  --                  --                  --                  --
           7,892                  --                  --                  --                  --                  --
           9,053                  --                  --                  --                  --                  --
          12,342                  --                  --                  --                  --                  --
           6,060                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         625,684             402,346             645,329             552,067             619,913             107,839
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         394,242             751,311             445,402             963,901             106,433             213,158
----------------    ----------------    ----------------    ----------------    ----------------    ----------------



         (46,262)         (2,664,218)         (2,309,514)         (7,174,479)         (4,084,091)           (779,726)
       5,757,228           8,240,585           9,528,343          16,596,643          12,810,014           2,416,360
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       5,710,966           5,576,367           7,218,829           9,422,164           8,725,923           1,636,634
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       4,037,103           (258,266)           3,912,620         (3,124,492)           5,340,758             416,999
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       9,748,069           5,318,101          11,131,449           6,297,672          14,066,681           2,053,633
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$     10,142,311    $      6,069,412    $     11,576,851    $      7,261,573    $     14,173,114    $      2,266,791
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 115

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FIRST TRUST                           FIRST TRUST
                                                                    LARGE CAP CORE                         MID CAP CORE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FEX)                                 (FNX)
                                                         ------------------------------------  ------------------------------------
                                                            Year Ended         Year Ended         Year Ended         Year Ended
                                                             7/31/2017          7/31/2016          7/31/2017          7/31/2016
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
Net investment income (loss)............................  $    18,050,905    $    23,233,196    $     6,871,830    $     8,144,952
Net realized gain (loss)................................      143,929,326        (15,269,524)        56,900,285        (42,505,515)
Net change in unrealized appreciation (depreciation)....       64,917,092         12,871,561         26,719,552           (171,616)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations......................................      226,897,323         20,835,233         90,491,667        (34,532,179)
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................      (18,611,751)       (22,823,931)        (6,923,601)        (7,755,496)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................      800,846,202        360,719,580        394,435,423        118,232,591
Cost of shares redeemed.................................     (961,025,662)      (784,813,444)      (424,153,009)      (448,752,652)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................     (160,179,460)      (424,093,864)       (29,717,586)      (330,520,061)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets.................       48,106,112       (426,082,562)        53,850,480       (372,807,736)

NET ASSETS:
Beginning of period.....................................    1,506,341,005      1,932,423,567        644,144,238      1,016,951,974
                                                          ---------------    ---------------    ---------------    ---------------
End of period...........................................  $ 1,554,447,117    $ 1,506,341,005    $   697,994,718    $   644,144,238
                                                          ===============    ===============    ===============    ===============
Accumulated net investment income (loss)
   at end of period.....................................  $       762,792    $     1,362,972    $       604,457    $       693,958
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................       32,100,002         42,050,002         12,200,002         19,200,002
Shares sold.............................................       16,050,000          8,100,000          7,100,000          2,350,000
Shares redeemed.........................................      (19,400,000)       (18,050,000)        (7,650,000)        (9,350,000)
                                                          ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period.......................       28,750,002         32,100,002         11,650,002         12,200,002
                                                          ===============    ===============    ===============    ===============


Page 116                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Year Ended       Year Ended      Year Ended       Year Ended      Year Ended       Year Ended      Year Ended       Year Ended
   7/31/2017        7/31/2016       7/31/2017        7/31/2016       7/31/2017        7/31/2016       7/31/2017        7/31/2016
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $    3,830,574   $    4,350,795  $   15,393,728   $   18,229,292  $    3,875,954   $    4,819,381  $    1,609,102   $    2,010,703
     65,686,040      (56,575,091)    115,251,489      (77,808,924)     31,133,379       21,390,062      13,437,019      (18,829,003)
         69,883       28,813,288      58,877,537       57,696,381      18,327,961       (8,534,955)      3,958,208       10,608,894
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     69,586,497      (23,411,008)    189,522,754       (1,883,251)     53,337,294       17,674,488      19,004,329       (6,209,406)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     (4,584,486)      (4,081,541)    (15,458,152)     (18,294,192)     (4,012,026)      (4,618,806)     (1,686,942)      (1,983,056)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


    340,091,089       67,117,666     818,188,240       75,101,924     265,481,467      516,977,365      58,846,637       12,659,650
   (355,722,643)    (298,880,828)   (766,511,899)    (405,415,052)   (282,556,562)    (593,100,019)    (68,500,744)     (98,058,016)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    (15,631,554)    (231,763,162)     51,676,341     (330,313,128)    (17,075,095)     (76,122,654)     (9,654,107)     (85,398,366)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     49,370,457     (259,255,711)    225,740,943     (350,490,571)     32,250,173      (63,066,972)      7,663,280      (93,590,828)


    442,626,717      701,882,428     831,256,457    1,181,747,028     618,698,337      681,765,309     103,295,730      196,886,558
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  491,997,174   $  442,626,717  $1,056,997,400   $  831,256,457  $  650,948,510   $  618,698,337  $  110,959,010   $  103,295,730
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

 $     (206,406)  $      432,402  $      906,544   $    1,007,759  $       90,737   $      226,809  $       65,264   $      145,530
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


      9,050,002       14,550,002      19,800,002       28,400,002      12,000,002       13,650,002       2,300,002        4,400,002
      6,550,000        1,450,000      17,250,000        1,900,000       5,150,000       10,650,000       1,200,000          300,000
     (6,850,000)      (6,950,000)    (16,300,000)     (10,500,000)     (5,500,000)     (12,300,000)     (1,400,000)      (2,400,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      8,750,002        9,050,002      20,750,002       19,800,002      11,650,002       12,000,002       2,100,002        2,300,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 117

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     FIRST TRUST                           FIRST TRUST
                                                                   MULTI CAP GROWTH                       MID CAP VALUE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FAD)                                 (FNK)
                                                         ------------------------------------  ------------------------------------
                                                            Year Ended         Year Ended         Year Ended         Year Ended
                                                             7/31/2017          7/31/2016          7/31/2017          7/31/2016
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
Net investment income (loss)............................  $       394,242    $       462,717    $       751,311    $       739,569
Net realized gain (loss)................................        5,710,966           (982,534)         5,576,367         (7,744,009)
Net change in unrealized appreciation (depreciation)....        4,037,103            785,668           (258,266)         5,496,990
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations......................................       10,142,311            265,851          6,069,412         (1,507,450)
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................................         (425,861)          (428,710)          (727,156)          (728,316)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................       43,432,601         62,083,079         64,828,682         26,848,523
Cost of shares redeemed.................................      (34,612,882)       (67,906,113)       (60,126,301)       (52,845,363)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................        8,819,719         (5,823,034)         4,702,381        (25,996,840)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets.................       18,536,169         (5,985,893)        10,044,637        (28,232,606)

NET ASSETS:
Beginning of period.....................................       85,293,274         91,279,167         47,156,491         75,389,097
                                                          ---------------    ---------------    ---------------    ---------------
End of period...........................................  $   103,829,443    $    85,293,274    $    57,201,128    $    47,156,491
                                                          ===============    ===============    ===============    ===============
Accumulated net investment income (loss)
   at end of period.....................................  $            --    $        33,218    $        80,652    $        56,645
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................        1,600,002          1,750,002          1,600,002          2,550,002
Shares sold.............................................          800,000          1,250,000          1,950,000            950,000
Shares redeemed.........................................         (650,000)        (1,400,000)        (1,850,000)        (1,900,000)
                                                          ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period.......................        1,750,002          1,600,002          1,700,002          1,600,002
                                                          ===============    ===============    ===============    ===============


Page 118                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH                     MEGA CAP
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FNY)                            (FYT)                            (FYC)                            (FMK)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Year Ended       Year Ended      Year Ended       Year Ended      Year Ended       Year Ended      Year Ended       Year Ended
   7/31/2017        7/31/2016       7/31/2017        7/31/2016       7/31/2017        7/31/2016       7/31/2017        7/31/2016
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $      445,402   $      336,386  $      963,901   $      455,924  $      106,433   $      208,811  $      213,158   $      276,447
      7,218,829       (4,285,524)      9,422,164      (10,788,802)      8,725,923       (4,471,493)      1,636,634         (219,892)
      3,912,620       (2,084,750)     (3,124,492)       8,928,504       5,340,758          180,422         416,999         (195,421)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     11,576,851       (6,033,888)      7,261,573       (1,404,374)     14,173,114       (4,082,260)      2,266,791         (138,866)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


       (495,480)        (299,960)     (1,136,396)        (405,321)       (207,865)        (173,635)       (226,936)        (262,771)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     60,411,916       61,500,779     125,818,098       34,468,378     121,215,332       45,751,871      17,324,174       11,625,854
    (59,517,765)     (86,714,895)   (124,482,391)     (50,807,784)    (75,199,317)     (73,486,039)    (18,765,378)     (14,190,560)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

        894,151      (25,214,116)      1,335,707      (16,339,406)     46,016,015      (27,734,168)     (1,441,204)      (2,564,706)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     11,975,522      (31,547,964)      7,460,884      (18,149,101)     59,981,264      (31,990,063)        598,651       (2,966,343)


     82,724,865      114,272,829      54,341,470       72,490,571      56,501,596       88,491,659      14,897,438       17,863,781
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $   94,700,387   $   82,724,865  $   61,802,354   $   54,341,470  $  116,482,860   $   56,501,596  $   15,496,089  $    14,897,438
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

 $           --   $       56,940  $      (29,753)  $       61,097  $           --   $       19,721  $       13,108   $       26,886
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


      2,650,002        3,650,002       1,800,002        2,400,002       1,700,002        2,750,002         550,002          650,002
      1,850,000        2,100,000       3,750,000        1,200,000       3,450,000        1,500,000         600,000          450,000
     (1,800,000)      (3,100,000)     (3,750,000)      (1,800,000)     (2,150,000)      (2,550,000)       (650,000)        (550,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      2,700,002        2,650,002       1,800,002        1,800,002       3,000,002        1,700,002         500,002          550,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 119

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2017          2016          2015          2014          2013
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    46.93    $    45.96    $    43.21    $    37.10    $    28.66
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.61          0.64          0.57          0.49          0.48
Net realized and unrealized gain (loss)               7.16          0.95          2.75          6.10          8.45
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      7.77          1.59          3.32          6.59          8.93
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.63)        (0.62)        (0.57)        (0.48)        (0.49)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    54.07    $    46.93    $    45.96    $    43.21    $    37.10
                                                ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     16.68%         3.59%         7.67%        17.83%        31.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,554,447    $1,506,341    $1,932,424    $1,151,542    $  500,829
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.61%         0.61%         0.61%         0.64%         0.66%
Ratio of net expenses to average net assets           0.61%         0.61%         0.61%         0.64%         0.66%
Ratio of net investment income (loss) to
   average net assets                                 1.21%         1.43%         1.25%         1.25%         1.47%
Portfolio turnover rate (b)                             90%          109%           91%           78%           78%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2017          2016          2015          2014          2013
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    52.80    $    52.97    $    50.65    $    44.95    $    34.19
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.56          0.56          0.51          0.31          0.42
Net realized and unrealized gain (loss)               7.12         (0.21)         2.31          5.75         10.71
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      7.68          0.35          2.82          6.06         11.13
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.57)        (0.52)        (0.50)        (0.36)        (0.37)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    59.91    $    52.80    $    52.97    $    50.65    $    44.95
                                                ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     14.61%         0.76%         5.55%        13.49%        32.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  697,995    $  644,144    $1,016,952    $  861,094    $  485,456
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.63%         0.63%         0.62%         0.64%         0.66%
Ratio of net expenses to average net assets           0.63%         0.63%         0.62%         0.64%         0.66%
Ratio of net investment income (loss) to
   average net assets                                 1.00%         1.10%         0.97%         0.64%         1.04%
Portfolio turnover rate (b)                            103%          126%          102%           81%           81%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 120                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2017          2016          2015          2014          2013
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    48.91    $    48.24    $    46.07    $    42.20    $    31.20
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.41          0.39          0.35          0.22          0.34
Net realized and unrealized gain (loss)               7.40          0.64          2.17          3.86         11.00
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      7.81          1.03          2.52          4.08         11.34
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.49)        (0.36)        (0.35)        (0.21)        (0.34)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    56.23    $    48.91    $    48.24    $    46.07    $    42.20
                                                ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     16.03%         2.20%         5.45%         9.66%        36.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  491,997    $  442,627    $  701,882    $  520,550    $  289,082
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.63%         0.64%         0.63%         0.66%         0.70%
Ratio of net expenses to average net assets           0.63%         0.64%         0.63%         0.66%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.78%         0.86%         0.73%         0.49%         0.87%
Portfolio turnover rate (b)                            111%          126%           97%           89%           85%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2017          2016          2015          2014          2013
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    41.98    $    41.61    $    42.48    $    36.78    $    28.11
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.77          0.78 (c)      0.77          0.69          0.58
Net realized and unrealized gain (loss)               8.96          0.38         (0.87)         5.69          8.66
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      9.73          1.16         (0.10)         6.38          9.24
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.77)        (0.79)        (0.77)        (0.68)        (0.57)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    50.94    $    41.98    $    41.61    $    42.48    $    36.78
                                                ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     23.35%         2.94%        (0.29)%       17.46%        33.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,056,997    $  831,256    $1,181,747    $1,021,608    $  467,124
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.62%         0.62%         0.62%         0.64%         0.67%
Ratio of net expenses to average net assets           0.62%         0.62%         0.62%         0.64%         0.67%
Ratio of net investment income (loss) to
   average net assets                                 1.63%         2.00%         1.77%         1.80%         1.85%
Portfolio turnover rate (b)                             72%           94%           78%           68%           69%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   Based on average shares outstanding.


                        See Notes to Financial Statements               Page 121

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2017          2016          2015          2014          2013
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    51.56    $    49.95    $    42.86    $    36.26    $    28.54
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.33          0.35          0.32          0.23          0.30
Net realized and unrealized gain (loss)               4.33          1.60          7.09          6.61          7.75
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      4.66          1.95          7.41          6.84          8.05
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.34)        (0.34)        (0.32)        (0.24)        (0.33)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    55.88    $    51.56    $    49.95    $    42.86    $    36.26
                                                ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                      9.10%         3.96%        17.32%        18.88%        28.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  650,949    $  618,698    $  681,765    $  304,293    $  170,419
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.62%         0.62%         0.63%         0.66%         0.70%
Ratio of net expenses to average net assets           0.62%         0.62%         0.63%         0.66%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.63%         0.73%         0.68%         0.58%         0.88%
Portfolio turnover rate (b)                            148%          149%          143%          138%          141%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2017          2016          2015          2014          2013
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    44.91    $    44.75    $    45.71    $    40.10    $    29.93
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.73          0.70          0.64          0.55          0.51
Net realized and unrealized gain (loss)               7.96          0.13         (0.96)         5.60         10.16
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      8.69          0.83         (0.32)         6.15         10.67
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.76)        (0.67)        (0.64)        (0.54)        (0.50)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    52.84    $    44.91    $    44.75    $    45.71    $    40.10
                                                ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     19.46%         1.98%        (0.74)%       15.38%        35.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  110,959    $  103,296    $  196,887    $  175,986    $   92,227
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.66%         0.68%         0.70%         0.70%         0.76%
Ratio of net expenses to average net assets           0.66%         0.68%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.45%         1.61%         1.36%         1.29%         1.46%
Portfolio turnover rate (b)                             81%           96%           82%           74%           70%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 122                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2017          2016          2015          2014          2013
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    53.31    $    52.16    $    45.23    $    39.59    $    31.16
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.25          0.24          0.23          0.12          0.26
Net realized and unrealized gain (loss)               6.04          1.13          6.94          5.67          8.42
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      6.29          1.37          7.17          5.79          8.68
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.27)        (0.22)        (0.24)        (0.15)        (0.25)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    59.33    $    53.31    $    52.16    $    45.23    $    39.59
                                                ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     11.85%         2.66%        15.89%        14.63%        28.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  103,829    $   85,293    $   91,279    $   61,062    $   37,609
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.72%         0.74%         0.85%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.44%         0.50%         0.48%         0.27%         0.74%
Portfolio turnover rate (b)                            142%          160%          135%          139%          147%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 123

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2017          2016          2015          2014          2013
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    29.47    $    29.56    $    30.20    $    26.63    $    19.74
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.44          0.43          0.39          0.24          0.25
Net realized and unrealized gain (loss)               4.17         (0.10)        (0.64)         3.56          6.89
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      4.61          0.33         (0.25)         3.80          7.14
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.43)        (0.42)        (0.39)        (0.23)        (0.25)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    33.65    $    29.47    $    29.56    $    30.20    $    26.63
                                                ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     15.72%         1.22%        (0.87)%       14.30%        36.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   57,201    $   47,156    $   75,389    $  101,173    $   21,302
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.31%         1.49%         1.27%         0.90%         0.96%
Portfolio turnover rate (b)                             95%          114%           88%           84%           66%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2017          2016          2015          2014          2013
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    31.22    $    31.31    $    27.61    $    24.62    $    19.50
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.15          0.11          0.13          0.07          0.18
Net realized and unrealized gain (loss)               3.87         (0.11)         3.71          3.00          5.07
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      4.02          0.00          3.84          3.07          5.25
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.17)        (0.09)        (0.14)        (0.08)        (0.13)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    35.07    $    31.22    $    31.31    $    27.61    $    24.62
                                                ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     12.94%         0.03%        13.91%        12.49%        27.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   94,700    $   82,725    $  114,273    $   41,422    $   22,161
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.48%         0.35%         0.42%         0.08%         0.83%
Portfolio turnover rate (b)                            153%          193%          159%          148%          156%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 124                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2017          2016          2015          2014          2013
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    30.19    $    30.20    $    31.06    $    27.96    $    19.81
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.41          0.26          0.28          0.23          0.20
Net realized and unrealized gain (loss)               4.23         (0.04)        (0.85)         3.09          8.15
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      4.64          0.22         (0.57)         3.32          8.35
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.50)        (0.23)        (0.29)        (0.22)        (0.20)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    34.33    $    30.19    $    30.20    $    31.06    $    27.96
                                                ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     15.41%         0.79%        (1.89)%       11.86%        42.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   61,802    $   54,341    $   72,491    $   62,110    $   44,743
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.22%         0.89%         0.86%         0.72%         1.32%
Portfolio turnover rate (b)                            110%          125%           96%           86%          104%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2017          2016          2015          2014          2013
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    33.24    $    32.18    $    27.96    $    26.01    $    20.37
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.05          0.09          0.04         (0.01)         0.05
Net realized and unrealized gain (loss)               5.63          1.04          4.20          1.97          5.66
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      5.68          1.13          4.24          1.96          5.71
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.09)        (0.07)        (0.02)        (0.01)        (0.07)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    38.83    $    33.24    $    32.18    $    27.96    $    26.01
                                                ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     17.12%         3.54%        15.17%         7.52%        28.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  116,483    $   56,502    $   88,492    $   33,557    $   13,007
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.12%         0.32%         0.09%        (0.10)%        0.17%
Portfolio turnover rate (b)                            162%          161%          153%          175%          147%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 125

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2017          2016          2015          2014          2013
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    27.09    $    27.48    $    26.23    $    22.97    $    18.00
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.40          0.45          0.37          0.31          0.28
Net realized and unrealized gain (loss)               3.92         (0.42)         1.27          3.24          4.97
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      4.32          0.03          1.64          3.55          5.25
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.42)        (0.42)        (0.39)        (0.29)        (0.28)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    30.99    $    27.09    $    27.48    $    26.23    $    22.97
                                                ==========    ==========    ==========    ==========    ==========

TOTAL RETURN (a)                                     16.10%         0.19%         6.29%        15.54%        29.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   15,496    $   14,897    $   17,864    $   13,117    $   10,335
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.38%         1.69%         1.40%         1.28%         1.32%
Portfolio turnover rate (b)                            128%          145%          134%          125%          135%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 126                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2017

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

      First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(R) Fund                       Nasdaq AlphaDEX(R) Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Small Cap Core Index
First Trust Large Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Large Cap Value Index
First Trust Large Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Large Cap Growth Index
First Trust Multi Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Multi Cap Growth Index
First Trust Mid Cap Value AlphaDEX(R) Fund                      Nasdaq AlphaDEX(R) Mid Cap Value Index
First Trust Mid Cap Growth AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Mid Cap Growth Index
First Trust Small Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Small Cap Value Index
First Trust Small Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Small Cap Growth Index
First Trust Mega Cap AlphaDEX(R) Fund                           Nasdaq AlphaDEX(R) Mega Cap Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2017

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2017

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2017, all the Funds except for FMK have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2017

to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2017, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2017, was as follows:


                                                        Distributions paid from   Distributions paid from   Distributions paid from
                                                            Ordinary Income            Capital Gains           Return of Capital
                                                        -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                  $  18,611,751               $     --                   $     --
First Trust Mid Cap Core AlphaDEX(R) Fund                        6,923,601                     --                         --
First Trust Small Cap Core AlphaDEX(R) Fund                      4,584,486                     --                         --
First Trust Large Cap Value AlphaDEX(R) Fund                    15,458,152                     --                         --
First Trust Large Cap Growth AlphaDEX(R) Fund                    4,012,026                     --                         --
First Trust Multi Cap Value AlphaDEX(R) Fund                     1,686,942                     --                         --
First Trust Multi Cap Growth AlphaDEX(R) Fund                      425,861                     --                         --
First Trust Mid Cap Value AlphaDEX(R) Fund                         727,156                     --                         --
First Trust Mid Cap Growth AlphaDEX(R) Fund                        495,480                     --                         --
First Trust Small Cap Value AlphaDEX(R) Fund                     1,136,396                     --                         --
First Trust Small Cap Growth AlphaDEX(R) Fund                      207,865                     --                         --
First Trust Mega Cap AlphaDEX(R) Fund                              226,936                     --                         --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2017

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2016, was as follows:


                                                        Distributions paid from   Distributions paid from   Distributions paid from
                                                            Ordinary Income            Capital Gains           Return of Capital
                                                        -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                  $  22,823,931               $     --                   $     --
First Trust Mid Cap Core AlphaDEX(R) Fund                        7,755,496                     --                         --
First Trust Small Cap Core AlphaDEX(R) Fund                      4,081,541                     --                         --
First Trust Large Cap Value AlphaDEX(R) Fund                    18,294,192                     --                         --
First Trust Large Cap Growth AlphaDEX(R) Fund                    4,618,806                     --                         --
First Trust Multi Cap Value AlphaDEX(R) Fund                     1,983,056                     --                         --
First Trust Multi Cap Growth AlphaDEX(R) Fund                      428,710                     --                         --
First Trust Mid Cap Value AlphaDEX(R) Fund                         728,316                     --                         --
First Trust Mid Cap Growth AlphaDEX(R) Fund                        299,960                     --                         --
First Trust Small Cap Value AlphaDEX(R) Fund                       405,321                     --                         --
First Trust Small Cap Growth AlphaDEX(R) Fund                      173,635                     --                         --
First Trust Mega Cap AlphaDEX(R) Fund                              262,771                     --                         --

As of July 31, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         Accumulated
                                                                Undistributed            Capital and            Net Unrealized
                                                                   Ordinary                 Other                Appreciation
                                                                    Income               Gain (Loss)            (Depreciation)
                                                               ----------------        ----------------        ----------------
First Trust Large Cap Core AlphaDEX(R) Fund                     $      762,792          $ (213,310,577)         $   161,913,531
First Trust Mid Cap Core AlphaDEX(R) Fund                              604,457            (176,809,273)              70,608,238
First Trust Small Cap Core AlphaDEX(R) Fund                                 --            (161,928,588)              46,770,358
First Trust Large Cap Value AlphaDEX(R) Fund                           906,544            (205,062,500)              66,542,578
First Trust Large Cap Growth AlphaDEX(R) Fund                           90,737             (96,313,597)              84,224,558
First Trust Multi Cap Value AlphaDEX(R) Fund                            84,362             (37,038,777)               6,144,290
First Trust Multi Cap Growth AlphaDEX(R) Fund                               --             (23,392,956)              14,769,632
First Trust Mid Cap Value AlphaDEX(R) Fund                              80,652             (14,070,733)                (104,526)
First Trust Mid Cap Growth AlphaDEX(R) Fund                                 --             (22,991,065)              12,065,383
First Trust Small Cap Value AlphaDEX(R) Fund                                --             (24,056,901)              (1,657,985)
First Trust Small Cap Growth AlphaDEX(R) Fund                               --             (22,637,894)              12,078,112
First Trust Mega Cap AlphaDEX(R) Fund                                   13,108              (3,893,080)                 865,954

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2014, 2015, 2016 and 2017 remain open to federal and state audit. As of July 31, 2017, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2017, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2017

                                                     Capital Loss   Capital Loss        Post           Total
                                                       Available      Available     Enactment -       Capital
                                                        through        through           No             Loss
                                                       7/31/2018      7/31/2019      Expiration      Available
                                                     -------------  -------------  --------------  --------------
First Trust Large Cap Core AlphaDEX(R) Fund           $ 2,800,653    $ 1,020,863    $ 209,489,061   $ 213,310,577
First Trust Mid Cap Core AlphaDEX(R) Fund               2,119,642      1,502,304      173,187,327     176,809,273
First Trust Small Cap Core AlphaDEX(R) Fund             1,600,982      1,258,833      159,068,773     161,928,588
First Trust Large Cap Value AlphaDEX(R) Fund            5,098,300        298,768      199,665,432     205,062,500
First Trust Large Cap Growth AlphaDEX(R) Fund           3,224,180      1,803,151       91,286,266      96,313,597
First Trust Multi Cap Value AlphaDEX(R) Fund            1,180,819        322,362       35,535,596      37,038,777
First Trust Multi Cap Growth AlphaDEX(R) Fund           1,438,794        345,171       21,608,991      23,392,956
First Trust Mid Cap Value AlphaDEX(R) Fund                     --             --       14,070,733      14,070,733
First Trust Mid Cap Growth AlphaDEX(R) Fund                    --             --       22,991,065      22,991,065
First Trust Small Cap Value AlphaDEX(R) Fund                   --             --       24,056,901      24,056,901
First Trust Small Cap Growth AlphaDEX(R) Fund                  --             --       22,637,894      22,637,894
First Trust Mega Cap AlphaDEX(R) Fund                          --             --        3,893,080       3,893,080

At the taxable year ended July 31, 2017, the following Funds' capital loss carryforwards expired in the following amounts:

                                                     Capital Loss
                                                        Expired
                                                     -------------
First Trust Large Cap Core AlphaDEX(R) Fund           $ 2,600,275
First Trust Mid Cap Core AlphaDEX(R) Fund               1,985,474
First Trust Small Cap Core AlphaDEX(R) Fund             1,882,188
First Trust Large Cap Value AlphaDEX(R) Fund            2,272,260
First Trust Large Cap Growth AlphaDEX(R) Fund          10,217,162
First Trust Multi Cap Value AlphaDEX(R) Fund            1,331,945
First Trust Multi Cap Growth AlphaDEX(R) Fund           2,554,292

During the taxable year ended July 31, 2017, the following Funds utilized Post-enactment capital loss carryforwards in the following amounts:

                                                     Capital Loss
                                                       Utilized
                                                     -------------
First Trust Multi Cap Value AlphaDEX(R) Fund          $   599,554
First Trust Multi Cap Growth AlphaDEX(R) Fund              92,411

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2017, the adjustments for each Fund were as follows:

                                                                             Accumulated
                                                     Accumulated             Net Realized
                                                    Net Investment           Gain (Loss)               Paid-in
                                                    Income (Loss)           on Investments             Capital
                                                   ----------------        ----------------        ----------------
First Trust Large Cap Core AlphaDEX(R) Fund         $     (39,334)          $ (163,736,622)         $  163,775,956
First Trust Mid Cap Core AlphaDEX(R) Fund                 (37,730)             (71,639,258)             71,676,988
First Trust Small Cap Core AlphaDEX(R) Fund               115,104              (73,237,254)             73,122,150
First Trust Large Cap Value AlphaDEX(R) Fund              (36,791)            (145,963,191)            145,999,982
First Trust Large Cap Growth AlphaDEX(R) Fund                  --              (27,724,139)             27,724,139
First Trust Multi Cap Value AlphaDEX(R) Fund               (2,426)             (12,193,486)             12,195,912
First Trust Multi Cap Growth AlphaDEX(R) Fund              (1,599)              (2,904,986)              2,906,585
First Trust Mid Cap Value AlphaDEX(R) Fund                   (148)              (7,361,882)              7,362,030
First Trust Mid Cap Growth AlphaDEX(R) Fund                (6,862)              (9,336,475)              9,343,337
First Trust Small Cap Value AlphaDEX(R) Fund               81,645              (14,639,841)             14,558,196
First Trust Small Cap Growth AlphaDEX(R) Fund              81,711              (12,105,155)             12,023,444
First Trust Mega Cap AlphaDEX(R) Fund                          --               (1,944,147)              1,944,147

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2017

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Nasdaq, Inc. for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

I. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X is August 1, 2017, while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

J. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and license fees, but excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). These Funds will have the Expense Cap in effect until at least November 30, 2018.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

For the fiscal year ended July 31, 2017, there were no waivers or expenses reimbursed by First Trust for the Funds. As of July 31, 2017, none of the Funds had previously waived fees or expenses reimbursed that are subject to recovery.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2017

During the fiscal year ended July 31, 2017, First Trust recovered fees that were previously waived from First Trust Multi Cap Growth AlphaDEX(R) Fund of $12,342.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2017, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $ 1,353,741,895      $ 1,353,027,442
First Trust Mid Cap Core AlphaDEX(R) Fund                             707,195,366          706,027,036
First Trust Small Cap Core AlphaDEX(R) Fund                           539,959,101          538,610,218
First Trust Large Cap Value AlphaDEX(R) Fund                          675,423,917          673,413,339
First Trust Large Cap Growth AlphaDEX(R) Fund                         910,922,612          910,514,005
First Trust Multi Cap Value AlphaDEX(R) Fund                           89,597,401           89,365,830
First Trust Multi Cap Growth AlphaDEX(R) Fund                         127,237,288          127,165,117
First Trust Mid Cap Value AlphaDEX(R) Fund                             54,397,799           54,183,095
First Trust Mid Cap Growth AlphaDEX(R) Fund                           138,992,588          139,060,288
First Trust Small Cap Value AlphaDEX(R) Fund                           85,142,603           84,917,497
First Trust Small Cap Growth AlphaDEX(R) Fund                         142,904,977          142,912,554
First Trust Mega Cap AlphaDEX(R) Fund                                  19,595,000           19,563,207

For the fiscal year ended July 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $   800,534,474      $   960,910,283
First Trust Mid Cap Core AlphaDEX(R) Fund                             393,741,718          424,430,263
First Trust Small Cap Core AlphaDEX(R) Fund                           339,208,395          355,505,291
First Trust Large Cap Value AlphaDEX(R) Fund                          817,368,850          766,615,688
First Trust Large Cap Growth AlphaDEX(R) Fund                         265,227,624          282,413,923
First Trust Multi Cap Value AlphaDEX(R) Fund                           58,748,403           68,453,355
First Trust Multi Cap Growth AlphaDEX(R) Fund                          43,401,986           34,588,488
First Trust Mid Cap Value AlphaDEX(R) Fund                             64,735,589           60,116,753
First Trust Mid Cap Growth AlphaDEX(R) Fund                            60,268,945           59,288,010
First Trust Small Cap Value AlphaDEX(R) Fund                          125,511,471          124,259,959
First Trust Small Cap Growth AlphaDEX(R) Fund                         120,867,382           74,822,377
First Trust Mega Cap AlphaDEX(R) Fund                                  17,314,433           18,770,624

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2017

                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities            Creation
                    in a Creation Unit          Transaction Fee
                   --------------------        -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities           Redemption
                    in a Creation Unit          Transaction Fee
                   --------------------        -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND:

We have audited the accompanying statements of assets and liabilities of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund, and First Trust Mega Cap AlphaDEX(R) Fund, each a series of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust"), including the portfolios of investments, as of July 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the Trust's custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded AlphaDEX(R) Fund as of July 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 25, 2017

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2017, the following percentages of income dividend paid by the Funds qualified for the dividends received deduction available to corporations:

                                                            Dividends Received
                                                                 Deduction
                                                            ------------------
First Trust Large Cap Core AlphaDEX(R) Fund                      100.00%
First Trust Mid Cap Core AlphaDEX(R) Fund                        100.00%
First Trust Small Cap Core AlphaDEX(R) Fund                      100.00%
First Trust Large Cap Value AlphaDEX(R) Fund                     100.00%
First Trust Large Cap Growth AlphaDEX(R) Fund                    100.00%
First Trust Multi Cap Value AlphaDEX(R) Fund                     100.00%
First Trust Multi Cap Growth AlphaDEX(R) Fund                    100.00%
First Trust Mid Cap Value AlphaDEX(R) Fund                       100.00%
First Trust Mid Cap Growth AlphaDEX(R) Fund                      100.00%
First Trust Small Cap Value AlphaDEX(R) Fund                      93.04%
First Trust Small Cap Growth AlphaDEX(R) Fund                    100.00%
First Trust Mega Cap AlphaDEX(R) Fund                            100.00%

For the taxable year ended July 31, 2017, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                           Qualified Dividend
                                                                 Income
                                                            ------------------
First Trust Large Cap Core AlphaDEX(R) Fund                      100.00%
First Trust Mid Cap Core AlphaDEX(R) Fund                        100.00%
First Trust Small Cap Core AlphaDEX(R) Fund                      100.00%
First Trust Large Cap Value AlphaDEX(R) Fund                     100.00%
First Trust Large Cap Growth AlphaDEX(R) Fund                    100.00%
First Trust Multi Cap Value AlphaDEX(R) Fund                     100.00%
First Trust Multi Cap Growth AlphaDEX(R) Fund                    100.00%
First Trust Mid Cap Value AlphaDEX(R) Fund                       100.00%
First Trust Mid Cap Growth AlphaDEX(R) Fund                      100.00%
First Trust Small Cap Value AlphaDEX(R) Fund                      92.81%
First Trust Small Cap Growth AlphaDEX(R) Fund                    100.00%
First Trust Mega Cap AlphaDEX(R) Fund                            100.00%

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2017 (UNAUDITED)

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

CONSUMER DISCRETIONARY COMPANIES RISK. Certain of the Funds invest in consumer discretionary companies. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

ENERGY COMPANIES RISK. Certain of the Funds invest in energy companies. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

EQUITY SECURITIES RISK. Because the Funds invest in equity securities, the value of the Funds' shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Certain of the Funds invest in financial companies. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial residential and real estate loans, and competition from new entrants in their fields of business.

GROWTH STOCKS INVESTMENT RISK. Certain of the Funds utilize a growth stocks investment strategy and are thus subject to growth stocks investment risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

HEALTH CARE COMPANIES RISK. Certain of the Funds invest in health care companies. Health care companies are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INDEX CONSTITUENT RISK. One or more of the Funds may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's NAV could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2017 (UNAUDITED)

INDUSTRIALS COMPANIES RISK. Certain of the Funds invest in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET CAPITALIZATION RISK. The Funds normally invest at least 90% of their net assets (including investment borrowings) in common stocks that comprise the applicable Index. The securities of companies represented in the Indices generally have market capitalizations that are consistent with the name of each Index. To determine the market capitalization range of such securities, each Fund uses the current range of the applicable Index. However, the Funds will not sell a security because the security has exceeded or fallen below the current market capitalization range of the applicable Index. Because of market movement, there can be no assurance that the securities held by the Funds will stay within a given market capitalization range. As a result, the Funds may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Funds could decline in value or underperform other investments.

NON-CORRELATION RISK. A Fund's return may not match the return of its Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in its Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. Certain Funds' strategies may frequently involve buying and selling portfolio securities to rebalance the Funds' exposure to various market sectors. High portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund's performance to be less than you expect.

REIT INVESTMENT RISK. Certain of the Funds may be subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in real estate investment trusts ("REITs") involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

REPLICATION MANAGEMENT RISK. The Funds are exposed to additional market risk due to their policy of investing principally in the securities included in the Indices. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2017 (UNAUDITED)

SMALLER COMPANIES RISK. Certain of the Funds invest in small and/or mid capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. Certain of the Funds utilize a value investment strategy and thus are exposed to value investment risk. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of the First Trust Exchange-Traded AlphaDEX(R) Funds it manages (the "Funds") in the United Kingdom in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the "Directive"). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2016, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $7,490,185. This figure is comprised of $315,858 paid (or to be paid) in fixed compensation and $7,174,327 paid (or to be paid) in variable compensation. There were a total of 13 beneficiaries of the remuneration described above. Those amounts include $5,261,695 paid (or to be paid) to senior management of First Trust Advisors L.P. and $2,228,490 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i. to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;

      ii. to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii. to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2017 (UNAUDITED)

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees (the "Board") of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following twelve series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2018 at a meeting held on June 12, 2017. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 24, 2017 and June 12, 2017, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate or unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of each Fund as compared to expense ratios of the funds in the Fund's MPI Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 24, 2017, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 12, 2017 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee or unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective and policies. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2017 (UNAUDITED)

the Advisor's services, the Advisor, in its written materials and at the April 24, 2017 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund's investment objective and policies.

For FEX, FNX, FYX, FAD, FAB, FTC and FTA (the "Non-Unitary Fee Funds"), the Board considered the advisory fee rate payable by each Non-Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Non-Unitary Fee Fund through November 30, 2018. For each Non-Unitary Fee Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Non-Unitary Fee Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Non-Unitary Fee Fund if it would result in the Non-Unitary Fee Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor.

For FNK, FNY, FYT, FYC and FMK (the "Unitary Fee Funds"), the Board considered the unitary fee rate payable by each Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that, as part of the unitary fee, the Advisor is responsible for each Unitary Fee Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the MPI Peer Groups, as well as advisory fee and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee and because the Unitary Fee Funds pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of each Non-Unitary Fee Fund and the unitary fee for each Unitary Fee Fund was above the median total (net) expense ratio of the peer funds in each Fund's respective MPI Peer Group. With respect to the MPI Peer Groups, the Board discussed with representatives of the Advisor how the MPI Peer Groups were assembled and limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability. In considering the advisory and unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2016 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. The Board noted that effective April 8, 2016, each Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX(R) stock selection methodology and that the performance information included a blend of the old and new indexes. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to that of its respective MPI Peer Group and to that of one or more broad-based benchmark indexes, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee and unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.


Page 142


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2017 (UNAUDITED)

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it expects its expenses to increase over the next twelve months as the Advisor continues to make investments in personnel and infrastructure. For the Unitary Fee Funds, the Board noted that any reduction in fixed costs associated with the management of the Unitary Fee Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Unitary Fee Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2016 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.


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BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2017 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.


                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                 THE FIRST TRUST     DIRECTORSHIPS
       NAME, ADDRESS,            AND YEAR FIRST                                                  FUND COMPLEX      HELD BY TRUSTEE
      DATE OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS               OVERSEEN BY        DURING PAST
   POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                  TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term    Physician, Officer, Wheaton Orthopedics;         148         None
c/o First Trust Advisors L.P.                        Limited Partner, Gundersen Real Estate
120 E. Liberty Drive,           o Since Inception    Limited Partnership (June 1992 to
  Suite 400                                          December 2016); Member, Sportsmed LLC
Wheaton, IL 60187                                    (April 2007 to November 2015)
D.O.B.: 04/51


Thomas R. Kadlec, Trustee       o Indefinite Term    President, ADM Investor Services, Inc.           148         Director of ADM
c/o First Trust Advisors L.P.                        (Futures Commission Merchant)                                Investor Services,
120 E. Liberty Drive,           o Since Inception                                                                 Inc., ADM
  Suite 400                                                                                                       Investor Services
Wheaton, IL 60187                                                                                                 International and
D.O.B.: 11/57                                                                                                     Futures Industry
                                                                                                                  Association

Robert F. Keith, Trustee        o Indefinite Term    President, Hibs Enterprises                      148         Director of Trust
c/o First Trust Advisors L.P.                        (Financial and Management Consulting)                        Company of
120 E. Liberty Drive,           o Since Inception                                                                 Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee        o Indefinite Term    Managing Director and Chief Operating            148         Director of
c/o First Trust Advisors L.P.                        Officer (January 2015 to Present),                           Covenant
120 E. Liberty Drive,           o Since Inception    Pelita  Harapan Educational Foundation                       Transport Inc.
  Suite 400                                          (Educational Products and Services);                         (May 2003 to
Wheaton, IL 60187                                    President and Chief                                          May 2014)
D.O.B.: 03/54                                        Executive Officer (June 2012 to
                                                     September 2014), Servant Interactive LLC
                                                     (Educational Products and Services);
                                                     President and Chief Executive Officer
                                                     (June 2012 to September 2014), Dew
                                                     Learning LLC (Educational Products and
                                                     Services); President (June 2002 to June
                                                     2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,     o Indefinite Term    Chief Executive Officer, First Trust             148         None
Chairman of the Board                                Advisors L.P. and First Trust
120 E. Liberty Drive,           o Since Inception    Portfolios L.P.; Chairman of the
  Suite 400                                          Board of Directors, BondWave LLC
Wheaton, IL 60187                                    (Software Development Company)
D.O.B.: 09/55                                        and Stonebridge Advisors LLC

-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.


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--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2017 (UNAUDITED)


                                POSITION AND             TERM OF OFFICE
    NAME, ADDRESS                 OFFICES                AND LENGTH OF                        PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH              WITH TRUST                 SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas           President and Chief          o Indefinite Term      Managing Director and Chief Financial Officer
120 E. Liberty Drive,    Executive Officer                                   January 2016 to Present), Controller (January 2011
  Suite 400                                           o Since January 2016   to January 2016), Senior Vice President (April 2007
Wheaton, IL 60187                                                            to January 2016), First Trust Advisors L.P. and First
D.O.B.: 01/66                                                                Trust Portfolios L.P.; Chief Financial Officer (January
                                                                             2016 to Present), Bondwave LLC (Software
                                                                             Development Company) and Stonebridge Advisors
                                                                             LLC (Investment Advisor)


Donald P. Swade          Treasurer, Chief Financial   o Indefinite Term      Senior Vice President (July 2016 to Present),
120 E. Liberty Drive,    Officer and Chief                                   Vice President (April 2012 to July 2016),
Suite 400                Accounting Officer           o Since January 2016   First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                            L.P.; Vice President (September 2006 to April 2012),
D.O.B.: 08/72                                                                Guggenheim Funds Investment Advisors, LLC and
                                                                             Claymore Securities, Inc.


W. Scott Jardine         Secretary and Chief          o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,    Legal Officer                                       Trust Portfolios L.P.; Secretary and General Counsel,
  Suite 400                                           o Since Inception      BondWave LLC; Secretary, Stonebridge Advisors LLC
Wheaton, IL 60187
D.O.B.: 05/60


Daniel J. Lindquist      Vice President               o Indefinite Term      Managing Director (July 2012 to Present),
120 E. Liberty Drive,                                                        Senior Vice President (September 2005 to July 2012),
  Suite 400                                           o Since Inception      First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                            L.P.
D.O.B.: 02/70


Kristi A. Maher          Chief Compliance Officer     o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,    and Assistant Secretary                             and First Trust Portfolios L.P.
  Suite 400                                           o Chief Compliance
Wheaton, IL 60187                                       Officer Since
D.O.B.: 12/66                                           January 2011

                                                      o Assistant
                                                        Secretary Since
                                                        Inception


Roger F. Testin          Vice President               o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                        and First Trust Portfolios L.P.
  Suite 400                                           o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66


Stan Ueland              Vice President               o Indefinite Term      Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                        Vice President (August 2005 to September 2012), First
  Suite 400                                           o Since Inception      Trust  Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 11/70

-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


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--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2017 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

May 2017


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FIRST TRUST


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


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[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $420,000 for 2016 and $420,000 for 2017.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2016 and $0 for 2017.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2016 and $0 for 2017.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $61,425 for 2016 and $61,425 for 2017. These fees were for tax consultation.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for 2016 and $0 for 2017.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2016 and $0 for 2017.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2016 and $0 for 2017 for the Adviser and $0 for 2016 and $0 for 2017 for the Distributor.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

              Registrant:              Adviser and Distributor:
              -----------              ------------------------
                (b) 0%                         (b) 0%
                (c) 0%                         (c) 0%
                (d) 0%                         (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for 2016 were $61,425 for the registrant, $23,000 for the registrant's investment adviser and $42,100 for the registrant's distributor, and for 2017 were $61,425 for the registrant, $44,000 for the registrant's investment adviser and $65,150 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      First Trust Exchange-Traded AlphaDEX(R) Fund
               ----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2017
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2017
     --------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 19, 2017
     --------------------

* Print the name and title of each signing officer under his or her signature.